   As filed with the Securities and Exchange Commission on April 29, 1998




                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 15                          X
                                                  ----                         -


                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  22                               X
                                            ----                              -


                       PFL ENDEAVOR VA SEPARATE ACCOUNT
                     -------------------------------------
                          (Exact Name of Registrant)

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                   -----------------------------------------
                          (Former Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                          --------------------------
                              (Name of Depositor)

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                           Frank A. Camp, Esquire
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                         Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


     ------- immediately upon filing pursuant to paragraph (b) of Rule 485

        X       on May 1, 1998 pursuant to paragraph (b) of Rule 485
     -------
                60 days after filing pursuant to paragraph (a) (i) of
     -------    Rule 485


                on         pursuant to paragraph (a)(i) of Rule 485
     -------      ---------

     -------    75 days after filing pursuant to paragraph (a)(ii)


     -------    on ____________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

       [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                 PART A
                                 ------

Item of Form N-4                              Prospectus Caption
----------------                              ------------------
 1.  Cover Page....................    Cover Page

 2.  Definitions...................    Definitions

 3.  Synopsis......................    Summary; Historical Performance
                                       Data

 4.  Condensed Financial Information   Financial Statements

 5.  General
     (a) Depositor.................    PFL Life Insurance Company
     (b) Registrant................    The Mutual Fund Account
     (c) Portfolio Company.........    Underlying Funds
     (d) Fund Prospectus...........    Underlying Funds
     (e) Voting Rights.............    Voting Rights

 6.  Deductions and Expenses
     (a) General...................    Charges and Deductions
     (b) Sales Load %..............    Surrender Charge
     (c) Special Purchase Plan.....    N/A
     (d) Commissions...............    Distributor of the Policies
     (e) Expenses - Registrant.....    N/A
     (f) Fund Expenses.............    Expenses Including Investment
                                       Advisory Fees
     (g) Organizational Expenses...    N/A

 7.  Policies
     (a) Persons with Rights.......    The Policy; Election of Annuity
                                       Option; Determination of Annuity
                                       Payments; Annuity Commencement
                                       Date; Ownership of the Policy
                                       Voting Rights
     (b) (i)   Allocation of Premium
               Payments............    Allocation of Premiums
         (ii)  Transfers...........    Transfers
         (iii) Exchanges...........    N/A
     (c) Changes...................    Addition, Deletion or
                                       Substitution of Investments;
                                       Election of Annuity Option;
                                       Annuity Commencement Date;
                                       Beneficiary; Ownership of the
                                       Policy

     (d) Inquiries.................    Summary

 8.  Annuity Period................    Annuity Options

 9.  Death Benefit.................    Death of Annuitant Prior to
                                       Annuity Commencement Date

10. Purchase and Policy Values
    (a)  Purchases.................    Policy Application and Issuance
                                       of Policies; Premiums
    (b)  Valuation.................    Policy Value; The Mutual Fund
                                       Account Value
    (c)  Daily Calculation.........    The Mutual Fund Account Value
    (d)  Underwriter...............    Distributor of the Policies

11. Redemptions
    (a)  By Owners.................    Surrenders
         By Annuitant..............    N/A
    (b)  Texas ORP.................    Restrictions Under the Texas
                                       Optional Retirement Program
    (c)  Check Delay...............    Payment not Honored by Bank
    (d)  Lapse.....................    N/A
    (e)  Free Look.................    Summary

12. Taxes..........................    Certain Federal Income Tax
                                       Consequences

13. Legal Proceedings..............    Legal Proceedings

14. Table of Contents for the
    Statement of                       Statement of Additional
    Additional Information             Information

                                PART B
                                ------

Item of Form N-4                              Statement of Additional
----------------                                Information Caption
                                                -------------------
15. Cover Page.....................    Cover Page

16  Table of Contents..............    Table of Contents

17. General Information
    and History....................    (Prospectus) PFL Life Insurance
                                       Company

18. Services.......................
    (a)  Fees and Expenses
         of Registrant.............    N/A
    (b)  Management Policies.......    N/A
    (c)  Custodian.................    Custody of Assets
         Independent
         Auditors..................    Independent Auditors
    (d)  Assets of Registrant......    Custody of Assets

    (e)  Affiliated Person.........    N/A
    (f)  Principal Underwriter.....    Distribution of the Policies

19. Purchase of Securities
    Being Offered..................    Distribution of the Policies
    Offering Sales Load............    N/A

20. Underwriters...................    Distribution of the Policies;
                                       (Prospectus) Distributor of the
                                       Policies

21. Calculation of Performance
    Data...........................    Calculation of Yields and Total
                                       Returns; Other Performance Data

22. Annuity Payments...............    (Prospectus) Election of Annuity Option;
                                       (Prospectus) Determination of Annuity
                                       Payments

23. Financial Statements...........    Financial Statements

                        PART C -- OTHER INFORMATION
                        ---------------------------

Item of Form N-4                                Part C Caption
----------------                                --------------
24.  Financial Statements
     and Exhibits..................    Financial Statements and Exhibits
     (a)  Financial Statements.....    Financial Statements
     (b)  Exhibits.................    Exhibits

25.  Directors and Officers of         Directors and Officers of the
     the Depositor                     Depositor

26.  Persons Controlled By or Under    Persons Controlled By or Under
     Common Control with the           Common Control with the
     Depositor or Registrant.......    Depositor or Registrant

27.  Number of Policyowners........    Number of Policyowners

28.  Indemnification...............    Indemnification

29.  Principal Underwriters........    Principal Underwriters

30.  Location of Accounts..........
     and Records...................    Location of Accounts and Records

31.  Management Services...........    Management Services

32.  Undertakings..................    Undertakings

     Signature Page................    Signatures

______________________________

PROSPECTUS                                                          May 1, 1998

                         THE ENDEAVOR VARIABLE ANNUITY
                                Issued Through
                    PFL ENDEAVOR VARIABLE ANNUITY ACCOUNTS
                                      by
                          PFL LIFE INSURANCE COMPANY

  The Endeavor Variable Annuity Policy is a Flexible Premium Variable Annuity that is offered by PFL Life Insurance Company ("PFL"). You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. You are generally not taxed on any earnings on amounts you invest until you withdraw them or begin to receive Annuity Payments. The Policy is a "variable" annuity because the value of your investments can go up or down based on the performance of the investment options that you select. It is a flexible premium policy because after you purchase it you can generally make additional investments of any amount of $50 or more, until the Annuity Commencement Date when PFL begins making Annuity Payments to you.

  You have several investment options to choose from offered through three accounts: the Mutual Fund Account, the Target Account, and the Fixed Account. These include the following variable investment options:

Endeavor Asset Allocation Portfolio    Dreyfus U.S. Government Securities
EndeavorMoney Market Portfolio          Portfolio
T. Rowe Price International Stock      Endeavor Value Equity Portfolio
 Portfolio                             Endeavor Opportunity Value Portfolio
T. Rowe Price Equity Income            Endeavor Enhanced Index Portfolio
 Portfolio                             Endeavor Select 50 Portfolio
T. Rowe Price Growth Stock Portfolio   WRL Growth Portfolio

The Dow Target 10 Subaccount

The Dow Target 5 Subaccount
Dreyfus Small Cap Value Portfolio

  YOU AS THE OWNER OF THE POLICY, BEAR THE ENTIRE INVESTMENT RISK FOR ALL AMOUNTS THAT YOU ALLOCATE TO ANY OF THE MUTUAL FUND OR TARGET SUBACCOUNTS. THIS MEANS THAT YOU COULD LOSE THE AMOUNT THAT YOU INVEST. BUT IF THE MUTUAL FUND OR TARGET SUBACCOUNTS INCREASE IN VALUE, THEN THE VALUE OF YOUR POLICY WILL ALSO INCREASE.

  The Fixed Account is an additional investment option. If you invest in one of the alternatives available under the Fixed Account, then PFL guarantees to return your investment with interest at rates that PFL will declare from time to time.

  Of course, you can choose any combination of these investment options. You can also transfer amounts among these options (subject to some restrictions).

  LIKE ALL SECURITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  You should only purchase a Policy as a long-term investment. However, you do have access to all or some of the current cash value of your investments at any time before the Annuity Commencement Date. But, if you do withdraw cash from your Policy, there may be a surrender charge. You may also have to pay income taxes on some or all of the amount you withdraw, and if you are under the age 59 1/2 there may also be a tax penalty. In addition, there may be an interest penalty if you make a premature withdrawal from the Fixed Account (this is called an "Excess Interest Adjustment," and it could also result in you earning extra interest). PFL has the right to postpone withdrawals from the Fixed Account.

  Prospectuses for the mutual fund portfolios are attached to the back of this Prospectus. This Prospectus and the mutual fund prospectuses give you vital information about the Policies, the mutual funds and the subaccounts. Please read them carefully before you invest. Keep them for future reference.

  PLEASE NOTE THAT THE POLICIES, THE MUTUAL FUNDS AND THE SUBACCOUNTS: ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL.

  This Prospectus sets forth the information that a prospective purchaser should consider before purchasing a Policy. It should be kept for future reference. A Statement of Additional Information about the Policy, the Mutual Fund Account and the Target Account which has the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing PFL at the Administrative and Service Office or by calling 1-800-525-6205. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

  This Prospectus and the Statement of Additional Information generally describe only the Policies, the Mutual Fund Account and the Target Account, except when the Fixed Account is specifically mentioned.

                      Administrative and Service Office:
            Financial Markets Division--Variable Annuity Department
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                     Please Read This Prospectus Carefully
                         Keep it For Future Reference.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                 INTRODUCTION

  There are three parts to this prospectus. Part I contains a summary and certain financial data. Part II contains a detailed description of the Policies and a brief description of the investment options. Part III describes the Target Account. Separate prospectuses follow that describe the mutual fund portfolios.

                               TABLE OF CONTENTS

                                     PART I

DEFINITIONS.................................................................   6
SUMMARY OF THE POLICY.......................................................   9
ANNUITY POLICY FEE TABLE....................................................  14
CONDENSED FINANCIAL INFORMATION.............................................  20
FINANCIAL STATEMENTS........................................................  22

                                    PART II

PFL LIFE INSURANCE COMPANY..................................................  23
THE ENDEAVOR ACCOUNTS.......................................................  23
  The Mutual Fund Account...................................................  23
    The Underlying Funds....................................................  24
  The Target Account........................................................  26
    The Target Subaccounts..................................................  26
  The Fixed Account.........................................................  27
    Guaranteed Periods......................................................  27
    Dollar Cost Averaging Fixed Account Option..............................  28
    Current Interest Rates..................................................  28
  Transfers.................................................................  29
  Reinstatements............................................................  30
  Telephone Transactions....................................................  30
  Dollar Cost Averaging (DCA)...............................................  31
  Asset Rebalancing.........................................................  31
PUBLISHED RATINGS...........................................................  32
THE POLICY..................................................................  32
  Policy Application and Issuance of Policies--Premium Payments.............  32
    Additional Premium Payments.............................................  33
    Maximum Total Premium Payments..........................................  33
    Allocation of Premium Payments..........................................  33
    Payment Not Honored by Bank.............................................  33
  Policy Value..............................................................  33
    The Mutual Fund Account Value...........................................  34
    The Target Account Value................................................  34
  Amendments................................................................  34
  Non-participating Policy..................................................  34
DISTRIBUTIONS UNDER THE POLICY..............................................  35
  Surrenders................................................................  35
  Nursing Care and Terminal Condition Waiver................................  36
  Excess Interest Adjustment (EIA)..........................................  36
  Systematic Payout Option..................................................  36
  Annuity Payments..........................................................  37
    Annuity Commencement Date...............................................  37
    Election of Payment Option..............................................  37
    Premium Tax.............................................................  38
    Supplementary Contract..................................................  38
    Availability as an Immediate Annuity....................................  38
  Annuity Payment Options...................................................  38
  Death Benefit.............................................................  41
  Death of Owner............................................................  43
  Restrictions Under the Texas Optional Retirement Program..................  43
  Restrictions Under Section 403(b) Plans...................................  43
  Restrictions Under Qualified Policies.....................................  43

CHARGES AND DEDUCTIONS......................................................  44
  Surrender Charge..........................................................  44
  Mortality and Expense Risk Fee............................................  44
  Administrative Charges....................................................  45
  Distribution Financing Charge.............................................  46
  Premium Taxes.............................................................  46
  Federal, State and Local Taxes............................................  46
  Transfer Fee..............................................................  46
  Other Expenses Including Investment Advisory Fees.........................  46
  Employee and Agent Purchases..............................................  46
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.....................................  47
  Tax Status of the Policy..................................................  47
  Taxation of Annuities.....................................................  48
DISTRIBUTOR OF THE POLICIES.................................................  53
VOTING RIGHTS...............................................................  54
  The Mutual Fund Account...................................................  54
  The Target Account........................................................  55
YEAR 2000 MATTERS...........................................................  55
LEGAL PROCEEDINGS...........................................................  56
HISTORICAL PERFORMANCE DATA OF THE MUTUAL FUND ACCOUNT......................  56
  Standardized Performance Data.............................................  56
  Non-Standardized Performance Data.........................................  58
  Endeavor Enhanced Index and Endeavor Select 50 Portfolios.................  60

                                    PART III

THE TARGET ACCOUNT..........................................................  61
  Target Account Definitions................................................  61
  General...................................................................  61
  Investment Strategy.......................................................  62
  The Dow Jones Industrial Average..........................................  64
  Investment Risks..........................................................  65
PERFORMANCE INFORMATION.....................................................  67
  Target Strategies--Performance Data.......................................  67
COMPARISON OF TOTAL RETURN..................................................  68
  Past Performance of the DJIA..............................................  69
  Standardized Performance Data.............................................  69
  Non-Standardized Performance Data.........................................  69
PORTFOLIO TURNOVER..........................................................  70
STATEMENT OF ADDITIONAL INFORMATION.........................................  70
APPENDIX A.................................................................. A-1
APPENDIX B.................................................................. B-1

                                  DEFINITIONS

  Accumulation Unit--An accounting unit of measure used in calculating the Policy Value in the Mutual Fund Account and the Target Account before the Annuity Commencement Date.

  Adjusted Policy Value--An amount equal to the Policy Value increased or decreased by any Excess Interest Adjustments.

  Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., PFL Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

  Annuitant--The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.

  Annuity Commencement Date--The date upon which Annuity Payments are to commence. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the policy month starting after the Annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

  Annuity Payment Option or Payment Option--A method of receiving a stream of Annuity Payments selected by the Owner.

  Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity Payment after the Annuity Commencement Date.

  Beneficiary--The person who has the right to the death benefit set forth in the Policy.

  Business Day--A day when the New York Stock Exchange is open for business.

  Cash Value--On or before the Annuity Commencement Date, is the amount equal to the Adjusted Policy Value, less the Surrender Charge.

  Code--The Internal Revenue Code of 1986, as amended.

  Current Interest Rate--The interest rate or rates currently guaranteed to be credited on amounts under a Policy allocated to the Fixed Account. This interest rate will always equal or exceed a minimum effective annual rate of 3%. See Appendix B for variations in the minimum guaranteed effective annual interest rate applicable to the Fixed Account.

  Distribution Financing Charge--A daily charge for the first seven Policy Years equal to an effective annual rate of 0.15% of the Mutual Fund Account's and the Target Account's net assets. This charge is not deducted after the Annuity Commencement Date.

  Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute Due Proof of Death.

  Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals or surrenders, to amounts you transfer from the Fixed Account Guaranteed Period Options, or to amounts applied to Annuity Payment Options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment (EIA) can either decrease or increase the amount you receive upon surrender or commencement of Annuity Payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

  Fixed Account--A group of Investment Options under the Policy, other than the Mutual Fund Account or the Target Account, that are part of the general assets of PFL and which are not in separate accounts.

  Fixed Annuity Payments--Payments made pursuant to an Annuity Payment Option which do not fluctuate in amount.

  Gross Partial Withdrawal--The amount of the requested partial withdrawal, plus any applicable Surrender Charge, minus any applicable Excess Interest Adjustment.

  Guaranteed Period Options--The various guaranteed interest rate periods which may be offered by PFL under the Fixed Account into which premiums may be paid or amounts may be transferred.

  Investment Options--Any of the Guaranteed Period Options of the Fixed Account, the Dollar Cost Averaging Fixed Account Option, and any of the Subaccounts of the Mutual Fund Account or the Target Account.

  Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, to which Premium Payments under the Policies may be allocated and which invests in the WRL Growth Portfolio of the WRL Series Fund, Inc., designated portfolios of the Endeavor Series Trust and such other mutual funds as PFL may determine from time to time.

  Mutual Fund Subaccount--A subdivision within the Mutual Fund Account, the assets of which are invested in a specified portfolio of the Underlying Funds.

  Nonqualified Policy--A Policy other than a Qualified Policy.

  PFL--PFL Life Insurance Company, the issuer of the Policies.

  Policy--One of the variable annuity policies offered by this Prospectus.

  Policy Anniversary--Each anniversary of the Policy Date.

  Policy Date--The date shown on the Policy data page attached to the Policy and the date on which the Policy becomes effective.

  Policy Owner or Owner--The person who may exercise all rights and privileges under the Policy. The Policy Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Policy Owner or a Successor Owner in the application.

  Policy Value--On or before the Annuity Commencement Date, this is an amount equal to (a) the Premium Payments; minus (b) Gross Partial Withdrawals taken; plus (c) interest credited in the Fixed Account; plus (d) accumulated gains or losses in the Mutual Fund Account and the Target Account; minus (e) applicable service charges, premium taxes, and transfer fees, if any.

  Policy Year--Each 12-month period beginning on the Policy Date shown on the Policy data page and each Policy Anniversary thereafter.

  Premium Payment--An amount you pay to PFL, or is paid to PFL on your behalf, as consideration for the benefits provided by the Policy.

  Qualified Policy--A Policy issued in connection with retirement plans that qualify for special Federal income tax treatment under the Code.

  Service Charge--An annual charge on each Policy Anniversary (and a charge at the time of surrender) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $35.

  Successor Owner--A person appointed by the Policy Owner to succeed to ownership of the Policy in the event of the death of the Policy Owner (if the Policy Owner is not the Annuitant) before the Annuity Commencement Date.

  Surrender Charge--A percentage of each Premium Payment in an amount from 7% to 0% depending upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on surrenders of, or partial withdrawals from, the Policy. A Surrender Charge may also be referred to as a "Contingent Deferred Sales Charge."

  Target Account--A separate account established and registered as a management investment company under the 1940 Act to which Premium Payments under the Policies may be allocated.

  Target Subaccount--A subdivision within the Target Account, the assets of which are invested in common stocks selected according to a specified investment strategy.

  Underlying Funds--The WRL Growth Portfolio of the WRL Series Fund, Inc., and designated portfolios of the Endeavor Series Trust.

  Valuation Period--The period of time from one determination of Accumulation Unit values and Annuity Unit values to the next subsequent determination of values. Such determination shall be made on each Business Day.

  Variable Annuity Payments--Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Mutual Fund Account or the Target Account.

  Written Notice or Written Request--Written notice, signed by the Owner, that gives PFL the information it requires and is received at the Administrative and Service Office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

                             SUMMARY OF THE POLICY

  The following summary is intended to provide a brief overview of the Policy. More detailed information can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE POLICY

  The Endeavor Variable Annuity is a Flexible Premium Variable Annuity which can be purchased as a Non-Qualified Policy or as a Qualified Policy. You allocate the Premium Payments among the Mutual Fund Account, the Target Account or the Fixed Account.

THE ENDEAVOR ACCOUNTS

  The Mutual Fund Account. The Mutual Fund Account is a separate account of PFL, which has dedicated a number of subaccounts to the Policy that invest exclusively in shares of the designated portfolios of the Endeavor Series Trust and the Growth Portfolio of the WRL Series Fund, Inc. (collectively, the "Underlying Funds"). The Endeavor Series Trust is a mutual fund managed by Endeavor Investment Advisers, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc. (an affiliate of PFL), which contracts with several subadvisers (as described in separate prospectuses that accompany this Prospectus) for investment advisory services. The WRL Growth Portfolio is a portfolio within the WRL Series Fund, Inc. The WRL Series Fund, Inc. is a mutual fund whose investment adviser is WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"), (an affiliate of PFL). WRL Investment Management, Inc. contracts with Janus Capital Corporation as a subadviser to the WRL Growth Portfolio for investment advisory services.

  The portfolios of the Underlying Funds currently offered are as follows:

Endeavor Asset Allocation Portfolio      Dreyfus U.S. Government Securities
Endeavor Money Market Portfolio           Portfolio
T. Rowe Price International Stock        Endeavor Value Equity Portfolio
 Portfolio                               Endeavor Opportunity Value Portfolio
T. Rowe Price Equity Income              Endeavor Enhanced Index Portfolio
 Portfolio                               Endeavor Select 50 Portfolio
T. Rowe Price Growth Stock Portfolio     WRL Growth Portfolio
Dreyfus Small Cap Value Portfolio

  Each of the Subaccounts of the Mutual Fund Account invests solely in a corresponding Portfolio of the Underlying Funds. BECAUSE THE POLICY VALUE DEPENDS ON THE INVESTMENT EXPERIENCE OF THE SELECTED SUBACCOUNTS, THE OWNER BEARS THE ENTIRE INVESTMENT RISK WITH RESPECT TO PREMIUM PAYMENTS ALLOCATED TO, AND AMOUNTS TRANSFERRED TO, THE MUTUAL FUND ACCOUNT. (See "THE ENDEAVOR ACCOUNTS--Mutual Fund Account," p. 23.)

  The Target Account. The Target Account is a separate account of PFL, which invests according to the specific investment strategies of its Subaccounts. Interests in the Target Account are not expected to be available until mid-1998. (See "THE TARGET ACCOUNT--General," p. 61.)

  The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the Dow Jones Industrial Average ("DJIA") that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

  The Dow Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

  BECAUSE THE POLICY VALUE WILL DEPEND ON THE INVESTMENT EXPERIENCE OF THE SELECTED SUBACCOUNTS, THE OWNER BEARS THE ENTIRE INVESTMENT RISK WITH RESPECT TO

PREMIUM PAYMENTS ALLOCATED TO, AND AMOUNTS TRANSFERRED TO, THE TARGET ACCOUNT. (See "THE ENDEAVOR ACCOUNTS--The Target Account," p. 26.)

  The investment adviser for the Target Account is First Trust Advisers L.P. The manager for the Target Account is Endeavor Investment Advisers. (See "THE TARGET ACCOUNT--General," p. 61.)

  The Fixed Account. The Fixed Account guarantees an annual credited rate of at least 3% on Premium Payments and transfers to, less partial withdrawals and transfers from, the Fixed Account (see Appendix "B" for variations in the minimum guaranteed effective annual interest rate for prior versions of Policies and for Policies offered in certain states). Upon surrender, PFL guarantees return of at least the Premium Payments made to, less prior Partial withdrawals and transfers from, the Fixed Account. PFL may, in its sole discretion, declare a higher Current Interest Rate. A Current Interest Rate is guaranteed for at least one year, although certain Dollar Cost Averaging programs may run for shorter periods. (See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 27.)

PREMIUM PAYMENTS

  A Nonqualified Policy may be purchased with an initial Premium Payment of at least $5,000. A Qualified Policy generally may be purchased with an initial Premium Payment of at least $1,000, but policies purchased and used in connection with a Tax Deferred 403(b) Annuity may be purchased with an initial premium payment in any amount chosen by the purchaser; however, PFL must receive the initial Premium Payment within 90 days following the Policy Date, otherwise the Policy will be canceled. You may make additional Premium Payments of at least $50 each at any time before the Annuity Commencement Date. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000. No charges or fees are deducted from Premium Payments, so the entire Premium Payment is invested immediately, subject to the restrictions below regarding the "Right to Cancel" period. (See "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 44 and "CHARGES AND DEDUCTIONS--Premium Taxes," p. 46.)

  You must allocate the initial Premium Payment among the Investment Options according to allocation percentages in the Policy application, or information provided in lieu thereof, or transmittal form. Any allocation must be in whole percents, and the total allocation must equal 100%. Allocations you specify for the initial Premium Payment will be used for additional Premium Payments unless you request a change in allocation. Allocations of additional Premium Payments may be changed by sending Written Notice to PFL's Administrative and Service Office. (See "THE POLICY--Policy Application and Issuance of Policies--Premium Payments," p. 32.)

RIGHT TO CANCEL PERIOD

  You may, until the end of the period of time specified in the Policy ("Right to Cancel Period"), examine the Policy and return it for a refund. The applicable period will depend on the state in which the Policy is issued. In some states the period is ten days after the Policy is delivered to you. Some states allow for a longer period to return the Policy. The amount of the refund will also depend on the state in which the Policy is issued. Ordinarily the amount of the refund will be the Policy Value. However, some states may require a return of the Premium Payments, or the greater of the Premium Payments or the Policy Value. PFL will pay the refund within seven days after it receives written notice of cancellation and the returned Policy within the applicable period. The Policy will then be deemed void.

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

  An Owner can transfer Policy Values from one Subaccount to another within the Mutual Fund Account, the Target Account or the Fixed Account, or transfer Policy Values or an amount equal to the interest credited from the Guaranteed Period Options of the Fixed Account to the Mutual Fund Account or the Target Account. Transfers of amounts equal to interest credited to a Guaranteed Period Option are referred to as "Interest Transfers." Each Interest Transfer will be subject to a minimum amount of $50. No Excess Interest Adjustment will apply to such transfers of interest. For transfers other than Interest Transfers, the minimum amount which may be transferred is $500, or the entire Subaccount (or Guaranteed Period Option) Policy Value, whichever is less. However, following a transfer out of a particular Subaccount or Guaranteed Period Option, at least $500 must remain in that Subaccount or Guaranteed Period Option, otherwise PFL reserves the right to include remaining amounts in the transfer. Transfers currently may be made either by telephone (subject to the provisions described below under "Telephone Transactions," p. 30) or by sending Written Notice to the Administrative and Service Office.

  An Owner may choose which Guaranteed Period Option to or from transfers may be made. Transfers of Policy Value from a Guaranteed Period Option prior to the end of that Guaranteed Period are subject to the Excess Interest Adjustment which may increase or decrease the amount removed from the Guaranteed Period Option in order to honor the transfer amount requested. Interest Transfers are not subject to an Excess Interest Adjustment. Due to the manner of crediting interest in the Fixed Account, however, Interest Transfers may affect the rate of interest credited on funds remaining in the Fixed Account. (See "THE ENDEAVOR ACCOUNTS--Transfers," p. 29 and "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 36.)

  Transfers from the Dollar Cost Averaging Fixed Account Option, except through automatic Dollar Cost Averaging transfers, are not allowed. (See "THE ENDEAVOR ACCOUNTS--Dollar Cost Averaging Fixed Account Option," p. 28.)

  Prior versions of the Policy and Policies issued in certain states may have additional restrictions on transfers. See Appendix B and the Policy or endorsement for details. If the Excess Interest Adjustment (at the time of a transfer request only) from any Guaranteed Period Option (GPO) is a negative adjustment, then the maximum amount of Policy Value that can be transferred out of the Fixed Account is 25% of that GPO's Policy Value, less amounts previously transferred out of that GPO during the current Policy Year. No maximum will apply to amounts transferred from any Guaranteed Period Option if the Excess Interest Adjustment is a positive adjustment at the time of transfer.

  A $10 charge may be imposed for each transfer in excess of twelve per Policy Year. Currently PFL does not charge for any transfers. (See "THE ENDEAVOR ACCOUNTS--Transfers," p. 29.)

SURRENDERS AND PARTIAL WITHDRAWALS

  You may elect to surrender the Policy or make a partial withdrawal from the Policy ($500 minimum) in exchange for a cash payment from PFL at any time prior to the earlier of the Annuitant's death or the Annuity Commencement Date. A surrender or partial withdrawal may be subject to deductions for Surrender Charges, Excess Interest Adjustments and Service Charges. (See "CHARGES AND DEDUCTIONS," p. 44.) A surrender or partial withdrawal request must be made by Written Request, and a request for a partial withdrawal must specify the Subaccount(s) or Guaranteed Period Options from which the withdrawal is requested. There is currently no limit on the frequency or timing of partial withdrawals, although for Qualified Policies the retirement plan or applicable law may restrict and/or penalize partial withdrawals. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 35). In addition to the applicable charges and deductions under the Policy, surrenders and partial withdrawals may be subject to premium taxes, income taxes and a 10% Federal penalty tax.

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  If you or your spouse (or Annuitant or Annuitant's spouse if the Owner is not a natural person): (1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition, as defined in the Policy or endorsement (generally, a life expectancy of not more than 12 months), then partial withdrawals or surrenders may be taken with no Surrender Charge and no Excess Interest Adjustment. (This benefit may not be available in all states or for all policy forms. See Appendix B and the Policy or endorsement for details.) (See "DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option," p. 36.)

CHARGES AND DEDUCTIONS

  Surrender Charge. In order to permit investment of the entire Premium Payment, PFL does not deduct sales or other charges at the time the Policy is purchased (although in some states, a premium tax charge may be deducted). However, a Surrender Charge of up to 7% of the amount withdrawn is imposed on certain surrenders or partial withdrawals of Premium Payments in order to cover expenses relating to the sale of the Policies. A Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. The applicable Surrender Charge is based on the period of time elapsed since payment of the Premium Payment(s) being withdrawn. There is no Surrender Charge imposed seven or more years after a Premium Payment was paid. For purposes of determining the applicable Surrender Charge, Premium Payments are considered to be withdrawn on a "first in--first out" basis. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 44.) Note that for income tax purposes, however, gains are deemed to be withdrawn first. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 47.) After the first Policy Year, up to 10% of the Policy Value may be withdrawn once per Policy Year without an Excess Interest Adjustment and without a Surrender Charge if it is the first withdrawal in that Policy Year.

  Excess Interest Adjustment. Surrenders, partial withdrawals, transfers (other than "10% Withdrawals" and "Interest Transfers"), and amounts applied to a Payment Option from Guaranteed Period Options which occur prior to the end of the Guarantee Period are subject to an Excess Interest Adjustment, which could eliminate all credited interest in excess of the minimum guaranteed effective annual interest rate of 3%. The Excess Interest Adjustment, if a positive adjustment, could also result in the crediting of additional interest. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 36.)

  Account Charges. PFL deducts a daily charge equal to a percentage of the net assets in the Mutual Fund Account and the Target Account (the "Accounts") for the mortality and expense risks assumed by PFL. For Guaranteed Minimum Death Benefit Options "A" (5% Annually Compounding Death Benefit) and "B" (Double Enhanced Death Benefit), the effective annual rate of this charge prior to the Annuity Commencement Date is 1.25% of the value of each Account's net assets. For Guaranteed Minimum Death Benefit Option "C" (Return of Premium Death Benefit), the effective annual rate of this charge prior to the Annuity Commencement Date is 1.10% of the value of each Account's net assets. After the Annuity Commencement Date, the Mortality and Expense Risk Fee may be lower than the Mortality and Expense Risk Fee in effect prior to the Annuity Commencement Date. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 44, "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 41, and Appendix B.)

  PFL also deducts a daily Administrative Charge from the net assets of each Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is 0.15% of the value of each Account's net assets. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 45.)

  PFL guarantees that the account charges for mortality and expense risks and administrative expenses prior to the Annuity Commencement Date will not exceed a total of 1.40% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, and 1.25% for the Return of Premium Death Benefit. After the Annuity Commencement Date, the total charge for mortality and expense risks and administrative expenses will be less than or equal to that charged before the Annuity Commencement Date (see Appendix B).

  Distribution Financing Charges. During the first seven Policy Years, PFL imposes a daily Distribution Financing Charge equal to an effective annual rate of 0.15% of the Mutual Fund Account's and of the Target Account's net assets. This charge is used by PFL to defray a portion of the cost of distribution of the Policies. This charge will not be imposed after the Annuity Commencement Date. (See "CHARGES AND DEDUCTIONS--Distribution Financing Charge," p. 46.)

  Service Charge. Prior to the Annuity Commencement Date, there is an annual Service Charge on each Policy Anniversary (and a charge at the time of surrender during any Policy Year) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $35. The Service Charge is deducted from each Investment Option in proportion to each Investment Option's percentage of the Policy Value just prior to such charge. This charge is waived if either the Policy Value or the sum of all Premium Payments less the sum of all partial withdrawals equals or exceeds $50,000 on a Policy Anniversary (or date of surrender). PFL guarantees that this charge will not be increased in the future. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p 45.)

  Transfer Fee. Any transfers among the Subaccounts of the Separate Account and/or the Guaranteed Period Options of the Fixed Account in excess of 12 per Policy year may be charged a $10 Transfer Fee per transfer. Currently, PFL does not assess this fee.

  Taxes. PFL may incur premium taxes relating to the Policies. When permitted by state law, PFL will not deduct any premium taxes related to a particular Policy from the Policy Value until withdrawal of the full Policy Value, payment of the Death Benefit, or the Annuity Commencement Date. Premium taxes currently range from 0% to 3.50% of Premium Payments. (See "CHARGES AND DEDUCTIONS--Premium Taxes," p. 46.)

  No charges are currently made against the Fixed Account, the Mutual Fund Account, or the Target Account for federal, state, or local income taxes. Should PFL determine that any such taxes may be imposed, PFL may deduct such taxes from amounts held in the relevant Account. (See "CHARGES AND DEDUCTIONS--Federal, State and Local Taxes," p. 46.)

  Charges Against the Subaccounts. The value of the net assets of the Mutual Fund Subaccounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Those fees and expenses are detailed in the prospectuses for the Underlying Funds that accompany this Prospectus. The value of the net assets of the Target Subaccounts will reflect the investment advisory fee and other expenses incurred by the manager in operating each Target Subaccount.

  Expense Data. The charges and deductions are summarized in the following Fee Tables. This tabular information regarding expenses assumes that the entire Policy Value is in either the Mutual Fund Account or the Target Account and that the Policy Value has not been applied to purchase an Annuity Payment Option. These tables reflect charges and expenses of the Mutual Fund Account as well as the Underlying Funds for the fiscal year ended December 31, 1997, except as otherwise noted. Expenses may be higher or lower in the future. These tables do not reflect any premium taxes that may be applicable.

                           ANNUITY POLICY FEE TABLE

POLICY OWNER TRANSACTION EXPENSES
Sales Load On
 Purchase Payments..                              0
Maximum Surrender
 Charge
 (as a % of Premium
 Payment
 Surrendered)(/1/)(/2/)..                         7%
Surrender Fees......                              0
Annual Service
 Charge(/1/)........                 $35 Per Policy
Transfer Fee(/1/)...               Currently No Fee

                       SEPARATE ACCOUNT ANNUAL EXPENSES
                        (AS A PERCENTAGE OF ACCOUNT VALUE)
                       Mortality and Expense Risk
                        Fee(/3/).....................       1.25%
                       Administrative Charge.........       0.15%
                       Distribution Financing
                        Charge.......................       0.15%
                       TOTAL SEPARATE ACCOUNT
                        ANNUAL EXPENSES..............       1.55%

PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets and after expense reimbursements)

                                                       TOTAL PORTFOLIO TOTAL ACCOUNT
                         MANAGEMENT  OTHER   RULE 12B1     ANNUAL      AND PORTFOLIO
                            FEES    EXPENSES   FEES     EXPENSES(/4/)     EXPENSE
                         ---------- -------- --------- --------------- -------------
ENDEAVOR SERIES TRUST
 Endeavor Money Market..    0.50%     0.10%     --          0.60%          2.15%
 Endeavor Asset
  Allocation............    0.75%     0.09%     --          0.84%          2.39%
 T. Rowe Price
  International Stock...    0.90%     0.17%     --          1.07%          2.62%
 Endeavor Value Equity..    0.80%     0.09%     --          0.89%          2.44%
 Dreyfus Small Cap
  Value.................    0.80%     0.11%     --          0.91%          2.46%
 Dreyfus U.S. Government
  Securities............    0.65%     0.15%     --          0.80%          2.35%
 T. Rowe Price Equity
  Income................    0.80%     0.14%     --          0.94%          2.49%
 T. Rowe Price Growth
  Stock.................    0.80%     0.16%     --          0.96%          2.51%
 Endeavor Opportunity
  Value.................    0.80%     0.35%     --          1.15%          2.70%
 Endeavor Enhanced
  Index.................    0.75%     0.55%     --          1.30%          2.85%
 Endeavor Select 50.....    1.10%     0.40%     --          1.50%          3.05%
WRL SERIES FUND,
 INC.(/5/)
 WRL Growth.............    0.80%     0.07%     --          0.87%          2.42%
TARGET ACCOUNT(/6/)
 The Dow Target 10......    0.75%     0.55%     --          1.30%          2.85%
 The Dow Target 5.......    0.75%     0.55%     --          1.30%          2.85%

----------------------------

(/1/)The Surrender Charge and Transfer Fee, if any is imposed, applies to each Policy, regardless of how the Policy Value is allocated among the Mutual Fund Account, the Target Account and the Fixed Account. The Service Charge is $35 per year, but not greater than 2% of the Policy Value. The Service Charge applies to the Fixed Account, the Mutual Fund Account, and the Target Account and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy year. (See "CHARGES AND DEDUCTIONS--Administrative Charges" p. 45.) There is no fee for the first 12 transfers per year. For additional transfers PFL may charge a fee of $10 per transfer but currently does not charge for any transfers.

(/2/)The Surrender Charge is decreased based on the number of years since the premium payment date in which the withdrawal is made. The charge is a percentage of the Premium Payment: 7%, 7%, 6%, 6%, 5%, 4% and 2%; for years one through seven, respectively, after the Premium Payment was made. If applicable a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 44, and "DISTRIBUTIONS UNDER THE POLICY-- Surrenders," p. 35.)

(/3/)The Mortality and Expense Risk Fees shown (1.25%) are for the 5% Annually
     Compounding Death Benefit and the Double Enhanced Death Benefit. The corresponding fee for the Return of Premium Death Benefit is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 41.)


(/4/)Endeavor Investment Advisers has agreed, until terminated by it, to assume expenses of the Portfolios that exceed the following rates: Endeavor Money Market--0.99%; Endeavor Managed Asset Allocation--1.25%; T. Rowe Price International Stock--1.53%; Endeavor Value Equity--1.30%; Dreyfus Small Cap Value--1.30%; Dreyfus U.S. Government Securities--1.00%; T. Rowe Price Equity Income--1.30%; T. Rowe Price Growth Stock--1.30%; Endeavor Opportunity Value--1.30%; Endeavor Enhanced Index--1.30%; Endeavor Select 50--1.50%; The Dow Target 10--1.30%; and The Dow Target 5--1.30%. During 1997, Endeavor Investment Advisers waived fees relative to, or reimbursed, the Endeavor Enhanced Index Portfolio; the annualized operating expense ratio before waiver/reimbursement by Endeavor Investment Advisers for the period ended December 31, 1997, was 1.56%. Amounts shown for the Endeavor Select 50 Portfolio, The Dow Target 10 and The Dow Target 5 are estimated for 1998. The annualized operating expense ratio before waiver/reimbursement by Endeavor Investment Advisors for the Endeavor Select 50 Portfolio, The Dow Target 10 and The Dow Target 5 are estimated to be 1.60%, 1.40%, and 1.40%, respectively. The fee table information relating to the Underlying Funds was provided to PFL by the Underlying Funds, and PFL has not independently verified such information.

(/5/)Effective January 1, 1997, the WRL Series Fund, Inc. adopted a Plan of
     Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Distribution Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the WRL Series Fund, Inc. Under the Distribution Plan, the WRL Series Fund, Inc., on behalf of the WRL Growth Portfolio, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of the Portfolio's shares, amounts equal to actual expenses associated with distributing the Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it would not seek payment by the WRL Series Fund, Inc. of distribution expenses incurred with respect to any portfolio (including the WRL Growth Portfolio) during the fiscal year ending December 31, 1998. Owners will be notified in advance prior to ISI's seeking such reimbursement in the future.

(/6/)For the Target Account, the Distribution Financing Charge included under
     "Separate Account Annual Expenses" in this table is deducted pursuant to a 12b-1 plan.

EXAMPLES

  I. 5% Annually Compounding Death Benefit or Double Enhanced Death Benefit. An Owner would pay the following expenses on a $1,000 investment, assuming 5% Annually Compounding Death Benefit or Double Enhanced Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $ 92   $122    $163     $248
Endeavor Asset Allocation Portfolio............  $ 95   $130    $175     $273
T. Rowe Price International Stock Portfolio....  $ 97   $137    $186     $296
Endeavor Value Equity Portfolio................  $ 95   $131    $177     $278
Dreyfus Small Cap Value Portfolio..............  $ 95   $132    $178     $280
Dreyfus U.S. Government Securities Portfolio...  $ 94   $129    $173     $269
T. Rowe Price Equity Income Portfolio..........  $ 96   $133    $180     $283
T. Rowe Price Growth Stock Portfolio...........  $ 96   $133    $181     $285
Endeavor Opportunity Value Portfolio...........  $ 98   $139    $190     $303
Endeavor Enhanced Index Portfolio..............  $ 99   $144    $198     $318
Endeavor Select 50 Portfolio...................  $101   $149    $207     $337
WRL Growth Portfolio...........................  $ 95   $131    $176     $276
The Dow Target 10 Subaccount...................  $ 99   $144    $198     $318
The Dow Target 5 Subaccount....................  $ 99   $144    $198     $318

  2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $ 22   $ 69    $118     $248
Endeavor Asset Allocation Portfolio............  $ 25   $ 76    $130     $273
T. Rowe Price International Stock Portfolio....  $ 27   $ 83    $142     $296
Endeavor Value Equity Portfolio................  $ 25   $ 78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $ 25   $ 78    $134     $280
Dreyfus U.S. Government Securities Portfolio...  $ 24   $ 75    $128     $269
T. Rowe Price Equity Income Portfolio..........  $ 26   $ 79    $135     $283
T. Rowe Price Growth Stock Portfolio...........  $ 26   $ 80    $136     $285
Endeavor Opportunity Value Portfolio...........  $ 28   $ 85    $146     $303
Endeavor Enhanced Index Portfolio..............  $ 29   $ 90    $153     $318
Endeavor Select 50 Portfolio...................  $ 31   $ 96    $163     $337
WRL Growth Portfolio...........................  $ 25   $ 77    $132     $276
The Dow Target 10 Subaccount...................  $ 29   $ 90    $153     $318
The Dow Target 5 Subaccount....................  $ 29   $ 90    $153     $318

  3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $ 22    $69    $118     $248
Endeavor Asset Allocation Portfolio............  $ 25    $76    $130     $273
T. Rowe Price International Stock Portfolio....  $ 27    $83    $142     $296
Endeavor Value Equity Portfolio................  $ 25    $78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $ 25    $78    $134     $280
Dreyfus U.S. Government Securities Portfolio...  $ 24    $75    $128     $269
T. Rowe Price Equity Income Portfolio..........  $ 26    $79    $135     $283
T. Rowe Price Growth Stock Portfolio...........  $ 26    $80    $136     $285
Endeavor Opportunity Value Portfolio...........  $ 28    $85    $146     $303
Endeavor Enhanced Index Portfolio..............  $ 29    $90    $153     $318
Endeavor Select 50 Portfolio...................  $ 31    $96    $163     $337
WRL Growth Portfolio...........................  $ 25    $77    $132     $276
The Dow Target 10 Subaccount...................  $ 29    $90    $153     $318
The Dow Target 5 Subaccount....................  $ 29    $90    $153     $318

  II. Return of Premium Death Benefit. An Owner would pay the following expenses on a $1,000 investment, assuming Return of Premium Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $ 91   $118    $155     $233
Endeavor Asset Allocation Portfolio............  $ 93   $125    $167     $258
T. Rowe Price International Stock Portfolio....  $ 96   $132    $179     $281
Endeavor Value Equity Portfolio................  $ 94   $127    $170     $263
Dreyfus Small Cap Value Portfolio..............  $ 94   $127    $171     $265
Dreyfus U.S. Government Securities Portfolio...  $ 93   $124    $171     $265
T. Rowe Price Equity Income Portfolio..........  $ 94   $128    $172     $268
T. Rowe Price Growth Stock Portfolio...........  $ 94   $129    $173     $270
Endeavor Opportunity Value Portfolio...........  $ 96   $135    $183     $289
Endeavor Enhanced Index Portfolio..............  $ 98   $139    $190     $303
Endeavor Select 50 Portfolio...................  $100   $145    $200     $322
WRL Growth Portfolio...........................  $ 94   $126    $169     $261
The Dow Target 10 Subaccount...................  $ 98   $139    $190     $303
The Dow Target 5 Subaccount....................  $ 98   $139    $190     $303

  2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $21     $64    $111     $233
Endeavor Asset Allocation Portfolio............  $23     $72    $123     $258
T. Rowe Price International Stock Portfolio....  $26     $79    $134     $281
Endeavor Value Equity Portfolio................  $24     $73    $125     $263
Dreyfus Small Cap Value Portfolio..............  $24     $74    $126     $265
Dreyfus U.S. Government Securities Portfolio...  $23     $70    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24     $75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $24     $75    $129     $270
Endeavor Opportunity Value Portfolio...........  $26     $81    $138     $289
Endeavor Enhanced Index Portfolio..............  $28     $85    $146     $303
Endeavor Select 50 Portfolio...................  $30     $91    $156     $322
WRL Growth Portfolio...........................  $24     $73    $124     $261
The Dow Target 10 Subaccount...................  $28     $85    $146     $303
The Dow Target 5 Subaccount....................  $28     $85    $146     $303

  3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $21     $64    $111     $233
Endeavor Asset Allocation Portfolio............  $23     $72    $123     $258
T. Rowe Price International Stock Portfolio....  $26     $79    $134     $281
Endeavor Value Equity Portfolio................  $24     $73    $125     $263
Dreyfus Small Cap Value Portfolio..............  $24     $74    $126     $265
Dreyfus U.S. Government Securities Portfolio...  $23     $70    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24     $75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $24     $75    $129     $270
Endeavor Opportunity Value Portfolio...........  $26     $81    $138     $289
Endeavor Enhanced Index Portfolio..............  $28     $85    $146     $303
Endeavor Select 50 Portfolio...................  $30     $91    $156     $322
WRL Growth Portfolio...........................  $24     $73    $124     $261
The Dow Target 10 Subaccount...................  $28     $85    $146     $303
The Dow Target 5 Subaccount....................  $28     $85    $146     $303

  The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the expenses of the Underlying Funds. (See "CHARGES AND DEDUCTIONS," p. 44, and the Underlying Funds' prospectuses.) These examples include the 1.25% Mortality and Expense Risk Fee for the 5% Annually Compounding and the Double Enhanced Death Benefits; and the 1.10% Mortality and Expense Risk Fee for the Return of Premium Death Benefit. In addition to the expenses listed above, premium taxes may be applicable.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return used in these examples is purely hypothetical and should not be considered a guarantee of past or future performance. The figures and data for the Underlying Funds and the Target Account annual expenses have been provided by WRL Investment Management, Inc. and Endeavor Investment Advisers, and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

  In the examples, the $35 Annual Service Charge is reflected as a charge of .0547% based on average Policy Value of $64,005. Normally the $35 Annual
Service Charge would be waived if either the Premium Payment(s) less Partial withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.

  Any transfers among the Subaccounts of the Separate Account and/or the Guaranteed Period Options of the Fixed Account in excess of 12 per Policy Year may be charged a $10 fee per transfer. Currently, PFL does not assess this fee. This fee is not reflected in these examples.

DEATH BENEFIT

  Upon receipt of proof that the Annuitant who is the Owner has died before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when PFL receives Due Proof of Death, an election of the method of settlement and return of the Policy. The Death Benefit is only paid if the Owner and Annuitant are the same person, and that person dies prior to the Annuity Commencement Date. In the event that the Annuitant who is not the Owner dies prior to the Annuity Commencement Date, the Owner will generally become the Annuitant unless the Owner specifically requests on the application, order form or in writing prior to Annuitant's death that the Death Benefit be paid upon the Annuitant's death and PFL agrees to such an election.

  The amount of the Death Benefit will depend on the state where the Policy is purchased and will depend on the Death Benefit option you elect. However, the Death Benefit will always be at least equal to the greater of the Policy Value or the Cash Value on the date PFL receives the documentation it needs to process the Death Benefit.

  The Death Benefit is not paid on the death of an Owner if the Owner is not the Annuitant. If an Owner who is not the Annuitant dies before the Annuity Commencement Date, the amount payable under the Policy upon surrender will be the Adjusted Policy Value. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 41, or the Policy or endorsement for details.) In certain circumstances, if the Owner dies the Owner's spouse may elect to continue the Policy. If the Policy is continued, all future Surrender Charges would be waived.

  You have the "one-time" option of choosing a Guaranteed Minimum Death Benefit at the time of purchase of the Policy. You may choose among the "5% Annually Compounding Death Benefit," the "Double Enhanced Death Benefit," or the "Return of Premium Death Benefit. "The "5% Annually Compounding Death Benefit" is only available for Annuitants and Owners under age 75 at issue. The "Double Enhanced Death Benefit" is only available for Annuitants and Owners under age 81 at issue. The "Return of Premium Death Benefit" is only available for Annuitants and Owners under age 85 at issue, and must be used if either the Owner or the Annuitant is 81 or older at issue. Prior versions of the Policy or Policies offered in certain states may not offer all Guaranteed Minimum Death Benefit Options. Appendix B contains information regarding the Death Benefit in prior versions of the Policy and for Policies that may be issued in certain states. See the Policy or endorsement for details. If you do not make a Guaranteed Minimum Death Benefit Option election, the contract will be issued with the Return of Premium Death Benefit. The Death Benefit may be paid as either a lump sum cash benefit or as an annuity as permitted by federal or state law.

VARIATIONS IN POLICY PROVISIONS

  Certain provisions in prior versions of the Policies sold before May 1, 1998, and of Policies offered in certain states may vary from the descriptions in this Prospectus in order to comply with different state laws. Any such state variations will be included in the Policy itself or in riders or endorsements attached to the Policy. A summary of certain differences is contained in Appendix B to this Prospectus. See the Policy or endorsement for details.

  New Jersey residents: Annuity payments must begin on or before the Policy Anniversary that is closest to the Annuitant's 70th birthday or the 10th Policy Anniversary, whichever occurs last. You may not select a Guaranteed Period Option that would extend beyond that date. Your options at the Annuity Commencement Date are to elect a lump sum payment, or elect to receive annuity payments under one of the Fixed Payment Options. New Jersey residents cannot elect Variable Payment Options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY

  With respect to Owners who are natural persons, there should be no federal income tax on increases in the Policy Value until a distribution under the Policy occurs (for example, a surrender, partial withdrawal, or Annuity Payment) or is deemed to occur (for example, a pledge or assignment of a Policy). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a 10% Federal penalty tax may apply to certain distributions or deemed distributions under the Policy. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 47.)

INQUIRIES, WRITTEN NOTICES AND WRITTEN REQUESTS

  Any questions about procedures or the Policy, or any Written Notice or Written Request required to be sent to PFL, should be sent to the Administrative and Service Office, Financial Markets Division--Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Telephone requests and inquiries may be made by calling 800-525-6205. All inquiries, Notices and Requests should include the Policy number, the Owner's name and the Annuitant's name.

                                     * * *

  Note: The foregoing summary is qualified in its entirety by the more detailed information in the remainder of this Prospectus, in the Statement of Additional Information, in the prospectuses for the Underlying Funds of the Mutual Fund Account, and in the Policy itself. Prospective purchasers should refer to those sources before purchasing a Policy. This Prospectus generally describes only the Policy, the Mutual Fund Account and the Target Account. Separate prospectuses describe the Underlying Funds. (There is no prospectus for the Fixed Account since interests in the Fixed Account are not securities. See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 27.)

                        CONDENSED FINANCIAL INFORMATION

  The Accumulation Unit Values and the number of Accumulation Units outstanding for each Mutual Fund Subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)

                                    ACCUMULATION                   NUMBER OF
                                    UNIT VALUE AT ACCUMULATION   ACCUMULATION
                                    BEGINNING OF  UNIT VALUE AT UNITS AT END OF
                                        YEAR       END OF YEAR       YEAR
                                    ------------- ------------- ---------------
ENDEAVOR MONEY MARKET SUBACCOUNT
1997(/9/).........................   $ 1.170606    $ 1.185346    1,002,462.071
ENDEAVOR ASSET ALLOCATION
 SUBACCOUNT
1997(/9/).........................   $ 1.998344    $ 2.169995    1,857,541.490
T. ROWE PRICE INTERNATIONAL STOCK
 SUBACCOUNT
1997(/9/).........................   $ 1.432514    $ 1.345339    2,717,945.242
ENDEAVOR VALUE EQUITY SUBACCOUNT
1997(/9/).........................   $ 1.804168    $ 2.086425    2,607,465.410
DREYFUS SMALL CAP VALUE SUBACCOUNT
1997(/9/).........................   $ 1.635726    $ 1.849564    2,651,783.374
DREYFUS U.S. GOVERNMENT SECURITIES
 SUBACCOUNT
1997(/9/).........................   $ 1.136634    $ 1.213942      858,785.418
T. ROWE PRICE EQUITY INCOME
 SUBACCOUNT
1997(/9/).........................   $ 1.663897    $ 1.923303    3,943,109.487
T. ROWE PRICE GROWTH STOCK
 SUBACCOUNT
1997(/9/).........................   $ 1.774078    $ 2.041653    1,909,047.791
ENDEAVOR OPPORTUNITY VALUE
 SUBACCOUNT
1997(/9/).........................   $ 1.049539    $ 1.155963    2,879,146.147
ENDEAVOR ENHANCED INDEX SUBACCOUNT
1997(/9/).........................   $ 1.066111    $ 1.216554    1,987,857.002
WRL GROWTH SUBACCOUNT
1997(/9/).........................   $18.030324    $19.647490      331,277.459

                      Return of Premium Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.40%)

                                    ACCUMULATION                   NUMBER OF
                                    UNIT VALUE AT ACCUMULATION   ACCUMULATION
                                    BEGINNING OF  UNIT VALUE AT UNITS AT END OF
                                        YEAR       END OF YEAR       YEAR
                                    ------------- ------------- ---------------
ENDEAVOR MONEY MARKET SUBACCOUNT
1997..............................    $ 1.15422     $1.196418    28,678,037.042
1996..............................    $ 1.11571     $ 1.15422    26,461,099.190
1995..............................    $ 1.07242     $ 1.11571    21,103,926.232
1994..............................    $ 1.05150     $ 1.07242    17,836,839.874
1993..............................    $ 1.04313     $ 1.05150    12,190,857.625
1992..............................    $ 1.02803     $ 1.04313     4,334,947.760
1991(/1/).........................    $ 1.00000     $ 1.02803     1,855,372.177
ENDEAVOR ASSET ALLOCATION
 SUBACCOUNT
1997..............................    $1.833135     $2.171948   127,262,704.167
1996..............................    $1.577873     $1.833135   124,998,927.667
1995..............................    $1.301669     $1.577873   122,974,873.030
1994..............................    $1.393488     $1.301669   130,909,987.116
1993..............................    $1.209859     $1.393488    69,252,242.665
1992..............................    $1.125386     $1.209859    11,637,563.615
1991(/1/).........................    $1.000000     $1.125386     3,775,618.731
T. ROWE PRICE INTERNATIONAL STOCK
 SUBACCOUNT
1997..............................    $1.330640     $1.346560   101,220,764.948
1996..............................    $1.171039     $1.330640    91,462,303.686
1995..............................    $1.073958     $1.171039    75,065,177.549
1994..............................    $1.156482     $1.073958    76,518,044.179
1993..............................    $0.989782     $1.156482    45,569,234.403
1992..............................    $1.041235     $0.989782     6,368,485.858
1991(/1/).........................    $1.000000     $1.041235     3,068,279.081
ENDEAVOR VALUE EQUITY SUBACCOUNT
1997..............................    $1.694854     $2.086130    82,171,833.799
1996..............................    $1.387903     $1.694854    65,227,195.342
1995..............................    $1.045610     $1.387903    46,194,663.692
1994..............................    $1.018576     $1.045610    30,512,231.489
1993(/2/).........................    $1.000000     $1.018576    10,958,836.984
DREYFUS SMALL CAP VALUE SUBACCOUNT
1997..............................    $1.496065     $1.851229    63,123,931.161
1996..............................    $1.206843     $1.496065    51,124,831.634
1995..............................    $1.072941     $1.206843    40,635,696.978
1994..............................    $1.107747     $1.072941    32,607,348.474
1993(/3/).........................    $1.000000     $1.107747    11,449,956.948
DREYFUS U.S. GOVERNMENT SECURITIES
 SUBACCOUNT
1997..............................    $1.128769     $1.215033    30,043,275.031
1996..............................    $1.124292     $ 1.12769    17,561,825.527
1995..............................    $0.985803     $1.124292     8,456,764.729
1994(/4/).........................    $0.998670     $0.985803     3,102,671.789
T. ROWE PRICE EQUITY INCOME
 SUBACCOUNT
1997..............................    $1.521680     $1.925022    79,662,847.306
1996..............................    $1.287240     $1.521680    42,673,040.677
1995(/5/).........................    $1.000000     $1.287240    14,943,358.393

T. ROWE PRICE GROWTH STOCK SUBACCOUNT
1997...................................... $ 1.611613 $ 2.043487 44,624,829.320
1996...................................... $ 1.353339 $ 1.611613 30,237,847.748
1995(/5/)................................. $ 1.000000 $ 1.353339 14,196,707.745
ENDEAVOR OPPORTUNITY VALUE SUBACCOUNT
1997...................................... $ 1.004355 $ 1.156993 14,927,829.243
1996(/6/)................................. $ 1.000000 $ 1.004355    314,119.406
ENDEAVOR ENHANCED INDEX SUBACCOUNT
1997(/7/)................................. $ 1.000000 $ 1.217647  9,296,582.067
WRL GROWTH SUBACCOUNT
1997...................................... $16.964068 $19.665157 16,307,024.863
1996...................................... $14.583843 $16.964068 15,174,482.394
1995...................................... $10.051117 $14.583843 13,337,196.679
1994...................................... $11.114865 $10.051117 12,758,957.591
1993...................................... $10.839753 $11.114865  9,252,403.800
1992(/8/)................................. $10.000000 $10.839753  1,119,066.376

----------------------------

(/1/Period)from April 8, 1991 through December 31, 1991.

(/2/Period)from May 27, 1993 through December 31, 1993.

(/3/Period)from May 4, 1993 through December 31, 1993.

(/4/Period)from May 9, 1994 through December 31, 1994.

(/5/Period)from January 3, 1995 through December 31, 1995.

(/6/Period)from November 18, 1996, through December 31, 1996.

(/7/Period)from May 1, 1997 through December 31, 1997.

(/8/Period)from July 1, 1992 through December 31, 1992.

(/9/Period)from May 23, 1997 through December 31, 1997.

  The Endeavor Select 50 Subaccount and the Target Subaccounts had not commenced operations as of December 31, 1997. Accordingly, no comparable data is available for those Subaccounts.

                           FINANCIAL STATEMENTS

  The financial statements of the Mutual Fund Account and PFL and the independent auditors' reports thereon are in the Statement of Additional Information which is available free upon request to the Administrative and Service Office. There are no financial statements for the Target Account because the Target Account had not commenced operations as of the date of this Prospectus.

                                    PART II

  INTRODUCTION. The following information in Part II describes the Policy in detail and gives a very brief description of the investment options which are described in detail in Part III (the Target Account) or in separate prospectuses (the Mutual Fund Account). The Mutual Fund Account invests in mutual fund portfolios. The Target Account invests directly in securities.

                          PFL LIFE INSURANCE COMPANY

  PFL Life Insurance Company ("PFL"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001, is a stock life insurance company. It was incorporated under the name NN Investors Life Insurance Company, Inc. under the laws of the State of Iowa on April 19, 1961. It is principally engaged in the sale of life insurance and annuity policies, and is licensed in the District of Columbia, Guam, and in all states except New York. As of December 31, 1997, PFL had assets of approximately $8.7 billion. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                             THE ENDEAVOR ACCOUNTS

  Premium Payments made under a Policy may be allocated to the Mutual Fund Account, to the Target Account, to the Fixed Account, or to a combination of these Accounts.

  The PFL Endeavor Variable Annuity Account comprises a portion of the PFL Endeavor VA Separate Account of PFL Life Insurance Company. The PFL Endeavor VA Separate Account was established as a separate investment account under the laws of the State of Iowa on January 19, 1990.

THE MUTUAL FUND ACCOUNT

  The Mutual Fund Account is registered with the SEC under the 1940 Act as a unit investment trust and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Mutual Fund Account or PFL.

  The Mutual Fund Account receives and invests the Premium Payments under the Policies that are allocated to it for investment in shares of certain management investment companies. The shares available to be allocated under the Policy are those of the WRL Growth Portfolio and designated portfolios of the Endeavor Series Trust.

  The Mutual Fund Account currently has dedicated twelve Subaccounts to the Policy. Additional Subaccounts may be established in the future at the discretion of PFL. The Mutual Fund Account may also include other subaccounts which are not available under the policy. Each Subaccount invests exclusively in shares of one of the Portfolios of the Underlying Funds. Under Iowa law, the assets of the Mutual Fund Account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the Cash Value of the Policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in the Subaccounts of the Mutual Fund Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of PFL. Therefore, the investment performance of any Subaccount is entirely independent of the investment performance of PFL's general account assets or any other Account or Subaccount maintained by PFL.

  The Underlying Funds. The Mutual Fund Account will invest in shares of Endeavor Series Trust and the WRL Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Underlying Funds"). The WRL Series Fund, Inc., and the Endeavor Series Trust are each a series-type mutual fund registered with the SEC under the 1940 Act as an open-end, diversified management investment company. The registration of the Underlying Funds does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

  The following Portfolios are currently available in the Mutual Fund Account under the Policies:

Endeavor Asset Allocation Portfolio            Endeavor Value Equity Portfolio
Endeavor Money Market Portfolio                Endeavor Opportunity Value
T. Rowe Price International Stock               Portfolio
 Portfolio                                     Endeavor Enhanced Index
T. Rowe Price Equity Income                     Portfolio
 Portfolio                                     Endeavor Select 50 Portfolio
T. Rowe Price Growth Stock Portfolio           WRL Growth Portfolio
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities
 Portfolio

  The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objectives and policies. Each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

  Endeavor Investment Advisers (the "Manager"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the Endeavor Series Trust's manager. The Manager is a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc. (an affiliate of
PFL). The Manager selects and contracts with advisers for investment services for the Portfolios of the Endeavor Series Trust, reviews the advisers' activities, and otherwise performs administerial and managerial functions for the Endeavor Series Trust. The following seven advisers each perform investment advisory services for particular Portfolios of Endeavor Series Trust, (the "Advisers"):

MORGAN STANLEY ASSET MANAGEMENT INC.
 (a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.)
T. ROWE PRICE ASSOCIATES, INC.
ROWE PRICE-FLEMING INTERNATIONAL, INC.
 (a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited)
OPCAP ADVISORS
 (an affiliate of PIMCO Advisers, L.P.)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
 (a wholly owned subsidiary of J.P. Morgan and Co. Incorporated)
THE DREYFUS CORPORATION
 (a wholly-owned subsidiary of Mellon Bank, N.A.)
MONTGOMERY ASSET MANAGEMENT, LLC
 (a wholly-owned subsidiary of Commerzbank AG)

  Morgan Stanley Asset Management Inc. is the Adviser for the Endeavor Asset Allocation Portfolio and the Endeavor Money Market Portfolio. Prior to May 1, 1998, TCW Funds Management, Inc. was the Adviser to the Endeavor Asset Allocation Portfolio and the Endeavor Money Market Portfolio. T. Rowe Price Associates, Inc. is the Adviser for the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. Rowe

Price-Fleming International, Inc. is the Adviser for the T. Rowe Price International Stock Portfolio. OpCap Advisors is the Adviser for the Endeavor Value Equity Portfolio and the Endeavor Opportunity Value Portfolio. J.P. Morgan Investment Management Inc. is the Adviser for the Endeavor Enhanced Index Portfolio. The Dreyfus Corporation is the Adviser for the Dreyfus U.S. Government Securities Portfolio and the Dreyfus Small Cap Value Portfolio. Montgomery Asset Management, LLC is the Adviser for the Endeavor Select 50 Portfolio.

  WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio (an affiliate of PFL), is the Adviser for the WRL Series Fund, Inc. and contracts with Janus Capital Corporation (also an "Adviser") as the sub-adviser to the WRL Growth Portfolio.

  The Adviser of a Portfolio is responsible for selecting the investments of the Portfolio consistent with the investment objectives and policies of the Portfolio, and will conduct securities trading for the Portfolio. All Advisers are investment advisers registered with the SEC under the Investment Advisers Act of 1940. The investment objectives of each Portfolio are summarized as follows:

  Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio) seeks current income, preservation of capital and maintenance of liquidity through investment in short-term money market securities. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained.

  Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio) seeks high total return through a managed asset allocation portfolio of equity, fixed income and money market securities.

  T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

  Endeavor Value Equity Portfolio (formerly, Value Equity Portfolio) seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Portfolio's Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

  Dreyfus Small Cap Value Portfolio seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with a median capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

  Dreyfus U.S. Government Securities Portfolio seeks as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 65% of its assets in debt obligations and mortgaged-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend paying stocks of established companies.

  T. Rowe Price Growth Stock Portfolio seeks long-term growth of capital and to increase dividend income through investment primarily in common stocks of well established growth companies.

  Endeavor Opportunity Value Portfolio (formerly, Opportunity Value Portfolio) seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based upon the Portfolio Adviser's assessment of relative values.

  Endeavor Enhanced Index Portfolio (formerly, Enhanced Index Portfolio) seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Index (the "S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index.

  Endeavor Select 50 Portfolio (formerly, Select 50 Portfolio) seeks capital appreciation by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world. Each of five teams from different investment management disciplines of the Portfolio's Adviser selects ten equity securities based on the potential for capital appreciation.

  WRL Growth Portfolio (Janus) seeks growth of capital. At most times this Portfolio will be invested primarily in equity securities which are selected solely for their capital growth potential; investment income is not a consideration.

  PFL may from time to time receive revenue or fees from the underlying funds or their advisers or sub-advisers. The amount of the fees, if any, may be based on the amount of assets that PFL or the Mutual Fund Account invests in the underlying funds.

THE TARGET ACCOUNT

  The Target Account is registered with the SEC under the 1940 Act as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices of policies of the Target Account. The Target Account is a managed separate account and currently is divided into two Subaccounts, The Dow Target 10 Subaccount and The Dow Target 5 Subaccount, both of which are non-diversified. Endeavor Investment Advisers (an affiliate of PFL) is the Target Account's manager, and First Trust Advisers, L.P. is the Target Account's adviser.

  The Target Subaccounts. The following two subaccounts are currently available under the Target Account:

    The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

    The Dow Target 5 Subaccount will invest in the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

  The objective of each Target Subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each Target Subaccount may have different investment portfolios running simultaneously for different 12-month periods.

                                     * * *

  THERE IS NO ASSURANCE THAT ANY MUTUAL FUND ACCOUNT PORTFOLIO OR TARGET SUBACCOUNT WILL ACHIEVE ITS STATED OBJECTIVE. MORE

DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES AND A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN EACH OF THE PORTFOLIOS AND OF EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS, CURRENT COPIES OF WHICH ARE ATTACHED TO THIS PROSPECTUS. MORE DETAILED INFORMATION REGARDING THE TARGET SUBACCOUNTS IS CONTAINED IN PART III OF THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION. INFORMATION CONTAINED IN THE UNDERLYING FUNDS' PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ CAREFULLY BEFORE INVESTING IN A MUTUAL FUND OR TARGET SUBACCOUNT.

  An investment in the Mutual Fund Account, the Target Account, or in any Portfolio, including the Endeavor Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

THE FIXED ACCOUNT

  This Prospectus is generally intended to serve as a disclosure document only for the Policy, the Mutual Fund Account and the Target Account. In addition, some policy forms do not contain a Fixed Account. For complete details regarding any applicable Fixed Account, see the Policy itself.

  Premium Payments allocated and amounts transferred to the Fixed Account become part of the general account of PFL, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and PFL has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the Fixed Account.

  The Fixed Account comprises a part of all the general assets of PFL, other than those in the Mutual Fund Account, the Target Account or in any other segregated asset account. The Owner may allocate Premium Payments to the Fixed Account at the time of Premium Payment or by subsequent transfers from the Mutual Fund Account and the Target Account. Instead of the Owner bearing the investment risk, as is the case for Policy Value in the Mutual Fund Account and the Target Account, PFL bears the full investment risk for all Policy Value in the Fixed Account. PFL has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law. All guaranteed rates or benefits provided by PFL are subject to PFL's claims-paying ability.

  Premium Payments applied to and any amounts transferred to the Fixed Account will reflect a fixed interest rate. The interest rates PFL sets will be credited for increments of at least one year measured from each premium payment or transfer date. These rates will never be less than an effective annual interest rate of 3%. Upon Surrender of the Policy, the Owner will receive at least the Premium Payments applied to, less prior partial withdrawals and transfers from, the Fixed Account.

  Guaranteed Periods. PFL may offer optional guaranteed interest rate periods ("Guaranteed Period Options" or "GPOs") into which Premium Payments may be paid or amounts transferred. For example, PFL may, from time to time, offer Guaranteed Period Options for periods of 1, 3, 5, or 7 years. The current interest rate PFL sets for funds entering each Guaranteed Period Option will apply to those funds until the end of that Guaranteed Period. At the end of the Guaranteed Period, the Premium Payment or amount transferred into the Guaranteed Period Option less any Gross Partial Withdrawals or transfers from that Guaranteed Period Option, plus accrued interest, will be rolled into a new Guaranteed Period Option.

  The Owner may choose the Guaranteed Period Option in which the funds are to be placed by giving PFL notice within 30 days before the end of the expiring Guaranteed Period. In the absence of such election, the new Guaranteed Period will be the same as the expiring one. If that Guaranteed Period Option is no longer offered by PFL, the next shorter Guaranteed Period Option then being offered will be used. PFL reserves the right, for new Premium Payments, transfers, or rollovers, to offer or not to offer any Guaranteed Period Option. PFL will, however, always offer at least a one-year Guaranteed Period Option.

  Surrenders, partial withdrawals, transfers, and amounts applied to a Payment Option from a Guaranteed Period Option prior to the end of the Guaranteed Period may be subject to an Excess Interest Adjustment. An Excess Interest Adjustment may result in a loss of interest credited, but the Owner's Fixed Account Policy Values will always be credited with an effective annual interest rate of at least 3%. Surrender charges, if any, are applied after the Excess Interest Adjustment. However, upon full surrender the Owner is guaranteed return of Premium Payments to the Fixed Account, less partial withdrawals and transfers from the Fixed Account. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 36.)

  For purposes of crediting interest, the oldest Premium Payment or transfer into a Guaranteed Period Option within the Fixed Account, plus interest allocable to that Premium Payment or transfer, is considered to be withdrawn or transferred out first; the next oldest Premium Payment plus interest is considered to be transferred out next, and so on (this is a "first-in, first-out" procedure).

  Dollar Cost Averaging Fixed Account Option. PFL may offer a Dollar Cost Averaging Fixed Account Option separate from the Guaranteed Period Option(s). This option will generally have a one-year interest rate guarantee for amounts in the DCA Fixed Account and will only be available under a Dollar Cost Averaging (DCA) program. If the Owner, for any reason, discontinues the DCA program before its completion, then the interest credited on amounts in the DCA account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%. The current interest rate PFL credits for the DCA Fixed Account may differ from the rates credited on other Guaranteed Period Option(s) in the Fixed Account. In addition, the current interest rate may vary on different portions of the DCA Fixed Account. PFL may credit different interest rates for DCA programs of varying time periods. Interest credited on the amounts in the DCA Fixed Account will always be at least an annual effective rate of 3%.

  Prior to the Annuity Commencement Date, you can instruct PFL to make automatic transfers from the Dollar Cost Averaging Fixed Account to one or more subaccounts of the Mutual Fund Account and the Target Account. Transfers must be scheduled for at least six but not more than 24 months, or for at least four, but not more than eight quarters. Transfers will continue until the elected Subaccount or DCA Fixed Account value is depleted. The amount transferred each time must be at least $500. All transfers from the DCA account will be the same amount as the initial transfer unless subsequently changed. Changes to the amount transferred will only be allowed after the minimums are satisfied or when additional premium is allocated or a new amount is transferred into the DCA account. If the amount transferred is changed, the minimums must be met again (that is, transfers must be scheduled for at least six more but not more than 24 months, or for at least four more, but not more than eight quarters). Changes can be made to the Subaccounts to which these transfers are allocated. Dollar Cost Averaging transfers from the Dollar Cost Averaging Fixed Account will not be subject to an Excess Interest Adjustment. (See "Dollar Cost Averaging," p. 31.)

  Current Interest Rates. PFL periodically will establish an applicable Current Interest Rate for each of the Guaranteed Period Options within the Fixed Account, and the Dollar Cost Averaging Fixed Account Option. Current Interest Rates may be changed by PFL frequently or infrequently depending on interest rates on investments available to PFL and other factors as described below, but once established, the rate will be guaranteed for the entire duration of the Guaranteed Period. Each Guaranteed Period will have a duration of at least one year. However, except for limited situations, any amount withdrawn or transferred will be subject to an Excess Interest Adjustment, except at the end of the Guaranteed Period. (See "Excess Interest Adjustment," p. 36.)

  The Current Interest Rate will not be less than 3% per year, regardless of any application of the Excess Interest Adjustment. PFL has no specific formula for determining the rate of interest that it will declare as a Current Interest Rate, as this rate will be reflective of interest rates available on the types of debt instruments in which PFL intends to invest amounts allocated to the Fixed Account. In addition, PFL's management may consider other factors in determining Current Interest Rates for a particular Guaranteed Period including but not limited to: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. There is no obligation to declare a rate in excess of 3%; you assume the risk that declared rates will not exceed 3%. PFL has complete discretion to declare any rate of at least 3%, regardless of market interest rates, the amounts earned by PFL on its investments, or any other factors.

  PFL'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE CURRENT INTEREST RATES. PFL CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES, EXCEPT THAT PFL GUARANTEES THAT FUTURE CURRENT EFFECTIVE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR.

TRANSFERS

  You can transfer Policy Values or an amount equal to the interest credited from one Investment Option to another within certain limits. Transfers (from the Guaranteed Period Option(s) of the Fixed Account) of an amount up to the interest credited (that is, "Interest Transfers") are not subject to an Excess Interest Adjustment, but may affect the interest crediting rates on the remaining funds in the Guaranteed Period Option.

  Subject to the limitations and restrictions described below, transfers from an Investment Option may be made, up to thirty days prior to the Annuity Commencement Date, by sending Written Notice, signed by you, to the Administrative and Service Office. Each Interest Transfer will be subject to a minimum amount of $50. For transfers other than Interest Transfers, the minimum amount which may be transferred is the lesser of $500 or the entire Subaccount or Guaranteed Period Option Value. If the Subaccount or Guaranteed Period Option Value remaining after a transfer is less than $500, PFL reserves the right, at its discretion, either to deny the transfer request or to include that amount as part of the transfer.

  If the Excess Interest Adjustment (at the time of a transfer request) from any Guaranteed Period Option is a negative adjustment, then the maximum amount of Policy Value that can be transferred is 25% of that Guaranteed Period Option's Policy Value, less amounts previously transferred out of that Guaranteed Period Option during the current Policy Year. No maximum will apply to amounts transferred from any Guaranteed Period Option if the Excess Interest Adjustment is a positive adjustment at the time of transfer. You must notify PFL within 30 days prior to the end of any expiring Guaranteed Period Option to instruct PFL regarding any transfers to be performed at that time.

  Transfers prior to the Annuity Commencement Date currently may be made without charge as often as you wish, subject to the minimum amount specified above. PFL reserves the right to limit these transfers to no more than 12 per Policy Year in the future, or to charge up to $10 for any transfer in excess of 12 per Policy Year.

  You may transfer an amount up to the interest credited in any of the Guaranteed Period Option(s) to any Investment Option prior to the end of the Guaranteed Period. No Excess Interest Adjustment will apply to such Interest Transfers. Interest Transfers may affect the interest crediting rates on the remaining funds in the Guaranteed Period Option. This is because Interest Transfers may have the effect of reducing or eliminating principal amounts in the Guaranteed Period Options since, for purposes of crediting interest, PFL considers the oldest Premium Payment or transfer into the Guaranteed Period Option, plus interest allocable to that particular Premium Payment or transfer, to be withdrawn first.

  Transfers out of the Dollar Cost Averaging Fixed Account, except through an automatic Dollar Cost Averaging program, are not allowed.

  After the Annuity Commencement Date, transfers out of the Fixed Account are not permitted, and transfers between Subaccounts or from Subaccounts to the Fixed Account may be limited to once per Policy Year. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 38.)

  Transfers may be made by telephone, subject to the provisions described below under "Telephone Transactions."

REINSTATEMENTS

  Requests are occasionally received by PFL to reinstate funds which had been transferred to another company via a Section 1035 exchange or trustee to trustee transfer. In this situation PFL will require you to replace the same total amount of money in the applicable Subaccounts and/or Fixed Accounts was taken from them to effect the Exchange. The total dollar amount of funds reapplied to the Mutual Fund Account or the Target Account will be used to purchase a number of units available for each Subaccount based on the unit prices at the date of Reinstatement (within two days of the date the funds are received by PFL). It should be noted that the number of units available on the Reinstatement date may be more or less than the number surrendered for the Exchange. Amounts reapplied to the Fixed Account will receive the interest rate they would otherwise have received, had they not been withdrawn. However, an adjustment will be made to the amount reapplied to compensate PFL for the additional interest credited during the period of time between the withdrawal and the reapplication of the funds. You should consult a qualified tax adviser concerning the tax consequences of any Section 1035 exchanges or reinstatements.

TELEPHONE TRANSACTIONS

  You (or your designated account executive) may make transfers and/or change the allocation of subsequent Premium Payments by telephone. Telephone transfers are only allowed if the "Telephone Transfer/Reallocation Authorization" box in the Policy application, if any, has been checked or you have subsequently authorized telephone transfers in writing on a form provided to PFL. PFL and/or the Administrative and Service Office will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. PFL will employ reasonable procedures, however, to confirm that instructions communicated by telephone are genuine. If PFL fails to do so, certain Government regulators believe it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for your protection. When making telephone requests, you may be required to provide your social security number and/or other information for identification purposes.

  Telephone requests must be received at the Administrative and Service Office while the New York Stock Exchange is open in order to assure same day pricing of the transaction.

  At its discretion, PFL may discontinue the telephone transaction privilege at any time as to some or all Owners, and PFL may require written confirmation of any transaction request.

DOLLAR COST AVERAGING (DCA)

  Under the Dollar Cost Averaging program, prior to the Annuity Commencement Date, you can instruct PFL to automatically transfer a specified dollar amount from the Dollar Cost Averaging Fixed Account Option, the Endeavor Money Market Subaccount or the Dreyfus U.S. Government Securities Subaccount to any other Subaccount or Subaccounts of the Mutual Fund Account and the Target Account. The automatic transfers can occur monthly or quarterly and will occur on the 28th day of the month. If the Dollar Cost Averaging request is received prior to the 28th day of any month, the first transfer will occur on the 28th day of that month. If the Dollar Cost Averaging request is received on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The amount transferred each time must be at least $500. A minimum of six monthly or four quarterly transfers are required on all DCA programs, and a maximum of 24 monthly or eight quarterly transfers are allowed from the DCA Fixed Account. The Company may establish additional requirements for particular DCA programs.

  All transfers from the DCA account will be the same amount as the initial transfer unless subsequently changed. Changes to the amount transferred will only be allowed after the minimums discussed above are satisfied or when additional premium is allocated or a new amount is transferred into the DCA account. If the amount transferred is changed, the minimums discussed above must be met again (that is, transfers must be scheduled for at least six more but not more than 24 months, or for at least four more, but not more than eight quarters).

  Dollar Cost Averaging results in the purchase of more units when the Unit Value is low, and fewer units when the Unit Value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Policy Values or will otherwise be successful. Dollar Cost Averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue transfers through periods of both high and low price levels.

  You may request Dollar Cost Averaging when purchasing the Policy or at a later date. The program will terminate when the amount in the Dollar Cost Averaging Fixed Account, the Endeavor Money Market Subaccount or the Dreyfus U.S. Government Securities Subaccount is insufficient for the next transfer, at which time the entire remaining balance is transferred.

  You may discontinue the program at any time after satisfying the minimum number of required transfers by sending a Written Notice to the Administrative and Service Office. The minimum number of transfers (6 monthly or 4 quarterly) requirement must be satisfied each time the Dollar Cost Averaging program is restarted following termination of the program for any reason. Discontinuance of a DCA program may result in PFL reducing interest rates credited to amounts remaining in the DCA Fixed Account if the conditions established for a particular DCA program are not met. There is no charge for participation in the Dollar Cost Averaging program.

ASSET REBALANCING

  Prior to the Annuity Commencement Date you may instruct PFL to automatically transfer amounts among the Subaccounts of the Mutual Fund Account and the Target Account on a regular basis to maintain a desired allocation of the Policy Value among the various Subaccounts offered. Rebalancing will occur on a monthly, quarterly, semi-annual, or annual basis, beginning on a date you select. If no date is selected, the account will be rebalanced on the day of the month the Policy was effective. You must select the percentage of the Policy Value desired in each of the various Subaccounts offered (totaling 100%). Any amounts in the Fixed Account are ignored for purposes of asset rebalancing. Rebalancing may be started, stopped, or changed at any time, except that rebalancing will not be available when:

  (1) Automatic Dollar Cost Averaging transfers are being made; or

  (2) any other transfer is requested.

  There is no charge for participation in the asset rebalancing program.

                               PUBLISHED RATINGS

  PFL may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL and the ratings should not be considered as bearing on the investment performance of assets held in the Mutual Fund Account or the Target Account or of the safety or riskiness of an investment in the Mutual Fund Account or the Target Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                                  THE POLICY

  The Endeavor Variable Annuity Policy is a Flexible Premium Variable Annuity Policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by reference to the Policy itself, a copy of which is available upon request from PFL. The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with retirement plans or individual retirement accounts that qualify for favorable federal income tax treatment ("Qualified Policy").

POLICY APPLICATION AND ISSUANCE OF POLICIES--PREMIUM PAYMENTS

  Before it will issue a Policy, PFL must receive a completed Policy application, or any information provided in lieu thereof, or transmittal form and a minimum initial Premium Payment of $5,000 for a Nonqualified Policy, or $1,000 for a Qualified Policy. There is no minimum initial Premium Payment required for tax deferred 403(b) annuity purchases; any amount you select in such case, up to the maximum total Premium Payment allowed by PFL, may be used to start a Policy. The initial Premium Payment for tax deferred 403(b) purchases must be received within 90 days following the Policy Date, otherwise the Policy will be canceled. The initial Premium Payment is the only Premium Payment required to be paid under a Policy. A Policy ordinarily will be issued only in respect of Annuitants and Owners Age 0 through 84. Acceptance or declination of an application, transmittal form, or other information provided in lieu thereof, shall be based on PFL's underwriting standards, and PFL reserves the right to reject any application, or any information provided in lieu thereof, or Premium Payment based on those underwriting standards.

  If the application, transmittal form or other information can be accepted in the form received, the initial Premium Payment will be credited to the Policy Value within two Business Days after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment. If the initial Premium Payment cannot be credited because the application, transmittal form, or other information, or other issuing requirements are incomplete, the applicant will be contacted within five Business Days and given an explanation for the delay and the initial Premium Payment will be returned at that time unless the applicant consents to PFL's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

  The date on which the initial Premium Payment is credited to the Policy Value is the Policy Date. The Policy Date is the date used to determine Policy Years and Policy Anniversaries.

  All checks or drafts for Premium Payments should be made payable to PFL Life Insurance Company and sent to the Administrative and Service Office. The Death Benefit will not take effect until the Premium Payment is received and any check or draft for the Premium Payment is honored.

  Additional Premium Payments. While the Annuitant is living and prior to the Annuity Commencement Date, you may make Additional Premium Payments at any time, and in any frequency. The minimum Additional Premium Payment under both a Nonqualified Policy and a Qualified Policy is $50. Additional Premium Payments will be credited to the Policy and added to the Policy Value as of the Business Day when the premium and required information are received.

  Maximum Total Premium Payments. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000.

  Allocation of Premium Payments. You must allocate Premium Payments to one or more of the Investment Options. You must specify the initial allocation in the Policy application or transmittal form. This allocation will be used for Additional Premium Payments unless you request a change of allocation. All allocations must be made in whole percentages and must total 100%. If Premium Payments are allocated to the Dollar Cost Averaging Fixed Account, directions regarding the Subaccount(s) to which transfers are to be made must be specified on the Application or other proper Written Request. If you fail to specify how Premium Payments are to be allocated, the Premium Payment(s) cannot be accepted.

  You may change the allocation instructions for future additional Premium Payments by sending Written Notice, signed by you, to PFL's Administrative and Service Office, or by telephone (subject to the provisions described under "Telephone Transactions," p. 37.) The allocation change will apply to Premium Payments received after the date the Written Notice or telephone request is received.

  Payment Not Honored by Bank. Any payment due under the Policy which is derived, all or in part, from any amount paid to PFL by check or draft may be postponed until such time as PFL determines that such instrument has been honored.

POLICY VALUE

  On the Policy Date, the Policy Value equals the initial Premium Payment. Thereafter, the Policy Value equals the sum of the values in the Mutual Fund Account, the Target Account and the Fixed Account. The Policy Value will increase by (1) any additional Premium Payments received by PFL; (2) any increases in the Policy Value due to investment results of the selected Subaccount(s); (3) any positive Excess Interest Adjustments on transfers; and

(4) interest credited in the Fixed Account. The Policy Value will decrease by
(1) Gross Partial Withdrawals; (2) any decreases in the Policy Value due to investment results of the selected Subaccounts; (3) the charges and deductions imposed by PFL; (4) any negative Excess Interest Adjustments on transfers; and
(5) premium taxes, if any.

  The Policy Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Subaccount(s), as well as the deductions and charges. A Valuation Period is the period between successive Business Days. It begins at the close of business on each Business Day and ends at the close of business on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for trading. Holidays are generally not Business Days.

  When a Premium Payment is allocated or an amount is transferred to a Subaccount of the Mutual Fund Account or the Target Account, it is credited to the Policy Value in the form of Accumulation Units. Each Subaccount of the Mutual Fund Account or the Target Account has a distinct Accumulation Unit value (the "Unit Value"). The number of units credited is determined by dividing the Premium Payment or amount transferred by the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or surrendered or withdrawn from a Subaccount, units are canceled or redeemed in a similar manner.

  The Mutual Fund Account Value. For each Mutual Fund Subaccount, the Unit Value for a given Business Day is based on the net asset value of a share of the corresponding Portfolio of the Underlying Funds. Therefore, the Unit Values will fluctuate from day to day based on the investment experience of the corresponding Portfolio. The determination of Subaccount Unit Values is described in detail in the Statement of Additional Information.

  The Target Account Value. For each Target Subaccount, the Unit Value for a given Business Day is computed by dividing the value of the net assets of the Target Subaccount (that is, the value of the assets of the Target Subaccount minus its liabilities) by the total number of the Target Subaccount's Accumulation Units outstanding at such time and adjusting the quotient to the nearest cent per unit. Securities in the Target Subaccount will be valued as of the close of trading at the end of the Valuation Period. Therefore, the Unit Values will fluctuate from day to day based on the investment experience and expenses of the corresponding Target Subaccount. The determination of Unit Values is described in detail in the Statement of Additional Information.

AMENDMENTS

  No change in the Policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the Policy.

  PFL reserves the right to amend the Policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

NON-PARTICIPATING POLICY

  The Policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the Policy.

                        DISTRIBUTIONS UNDER THE POLICY

SURRENDERS

  Prior to or on the Annuity Commencement Date you may surrender all or a portion of the Cash Value in exchange for a cash withdrawal payment from PFL. Prior to or on the Annuity Commencement Date, the Cash Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustments and less any applicable Surrender Charge. (See "Annuity Payment Options," p. 38.) The Policy cannot be surrendered after the Annuity Commencement Date. (See "Annuity Payments," p. 37.)

  When requesting a partial withdrawal ($500 minimum), you must tell PFL how the withdrawal is to be allocated among the various Investment Options. If your request for a partial withdrawal from an Investment Option is greater than the Cash Value of that Option, PFL will pay you the amount of the Cash Value of that Option. If no allocation instructions are given, the withdrawal will be deducted from each Investment Option in the same proportion that your interest in each Investment Option bears to the Policy's total Policy Value. PFL reserves the right to defer payment of the Cash Value from the Fixed Account for up to six months.

  Beginning in the second Policy Year, you may surrender up to 10% of the Policy Value ("10% Withdrawals") at the time of withdrawal without an Excess Interest Adjustment and without a Surrender Charge if no withdrawal has been made in the current Policy Year. Amounts withdrawn from the Policy in excess of the 10% Withdrawal or withdrawn in the same Policy Year as any previous withdrawal (and all surrenders in the first Policy Year) are subject to the Excess Interest Adjustment. Neither a Surrender Charge nor an Excess Interest Adjustment will be assessed if the withdrawal is necessary to meet the minimum distribution requirements for that Policy specified by the IRS for tax qualified plans.

  The Gross Partial Withdrawal is the total amount which will be deducted from your Policy Value as a result of each Partial withdrawal. The Gross Partial Withdrawal may be more or less than your requested Partial withdrawal amount, depending on whether Surrender Charges and/or Excess Interest Adjustments apply at the time you request the partial withdrawal. The Excess Partial Withdrawal amount is the portion of the requested partial withdrawal that is subject to Surrender Charge.

  The formula for determining the Gross Partial Withdrawal is as follows:

  Gross Partial Withdrawal = R - E + SC

where:R is the requested partial withdrawal;

    E is the Excess Interest Adjustment; and

    SC is the Surrender Charge on (EPW - E); where

    EPW is the Excess Partial Withdrawal amount.

  For a discussion of the Surrender Charge, see "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 44. For a discussion of the Excess Interest Adjustment, see "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 36, and Appendix A.

  Since you assume the investment risk with respect to Premium Payments allocated to the Mutual Fund Account and the Target Account, and because partial withdrawals are subject to an Excess Interest Adjustment and to a Surrender Charge, and possibly income taxes or premium taxes, the total amount paid upon total surrender of the Cash Value (taking any prior surrenders into account) may be more or less than the total Premium Payments made. Following a surrender of the total Cash Value, or at any time the Policy Value is zero, all your rights and those of the Annuitant will terminate.

  In addition to the Excess Interest Adjustment and any applicable premium taxes, surrenders may be subject to income taxes and, if prior to age 59 1/2, a ten percent Federal penalty tax. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 47.)

NURSING CARE AND TERMINAL CONDITION WAIVER

  If you or your spouse (Annuitant or Annuitant's spouse if the Owner is not a natural person): (1) has been confined in a hospital or nursing facility for 30 consecutive days, or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement (generally a life expectancy of 12 months or less), then the Surrender Charge and Excess Interest Adjustment are not imposed on surrenders or partial withdrawals. (This benefit may not be available in all states or in all Policy forms--See the Policy or endorsement for details.)

EXCESS INTEREST ADJUSTMENT (EIA)

  Surrenders, partial withdrawals, transfers, and amounts applied to a Payment Option (prior to the end of a Guaranteed Period) from the Fixed Account Guaranteed Period Options will be subject to an Excess Interest Adjustment except as provided for under "Surrenders" or "Nursing Care and Terminal Condition Withdrawal Option" above or "Systematic Payout Option," below. Prior versions of the Policy or Policies offered in certain states may not be subject to an Excess Interest Adjustment. (See Appendix B to this Prospectus.)

  The Excess Interest Adjustment partially compensates PFL for the foregoing early removal of funds from the Guaranteed Period Options where interest rates have risen since the date of the guarantee. Conversely, the Excess Interest Adjustment allows PFL to share the benefit of falling interest rates with you upon such withdrawals.

  Generally, if interest rates declared by PFL have risen since the date of the guarantee, the application of the Excess Interest Adjustment (a negative Excess Interest Adjustment in this case) will result in a lower payment upon surrender. Conversely, if interest rates have fallen since the date of the guarantee, the application of the Excess Interest Adjustment (a positive Excess Interest Adjustment in this case) will result in a higher payment upon surrender.

  Excess Interest Adjustments will not reduce the Adjusted Policy Value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from that Guaranteed Period Option, plus interest at the Policy's minimum guaranteed effective annual interest rate of 3%.

  The formula for calculating the EIA and examples of the application of the EIA are set forth in Appendix A to this Prospectus.

SYSTEMATIC PAYOUT OPTION

  Under the Systematic Payout Option, if no withdrawals have been made in the current Policy Year, you can instruct PFL to make automatic payments to you monthly, quarterly, semi-annually or annually from a specified Subaccount. Monthly and quarterly payments can only be sent by electronic funds transfer directly to a checking or savings account. The minimum payment is $50. The maximum payment is 10% of the Policy Value at the time the Systematic Payout is elected divided by the number of payments made per year (for example, 12 for monthly). If this requested amount is below the minimum distribution requirements for that policy specified by the IRS for tax qualified plans, the maximum payment will be increased to this minimum required distribution amount. The "Request for Systematic Payout" form must specify a date for the first payment, which must be at least 30 days but not more than one year after the form is submitted (that is, Systematic Payouts will start at the end of the payment mode selected, but not earlier than 30 days from the date of request).

  The Surrender Charge and Excess Interest Adjustment will be waived for Owners of Qualified Policies who are under age 59 1/2 if they take Systematic Payouts using one of the payout methods described in I.R.S. Notice 89-25, Q&A-12 (the Life Expectancy Recalculation Option, Amortization, or Annuity Factor) which generally require payments for life or life expectancy. These payments must be continued until the later of age 59 1/2 or five years from their commencement. No additional withdrawals may be taken during this time. For Qualified Policies, when the Owner is age 59 1/2 or older, the Excess Interest Adjustment will be waived if payments are made using the Life Expectancy Recalculation Option.

  In addition, for either Qualified or Nonqualified Policies, the Surrender Charge and Excess Interest Adjustment will not be imposed on Systematic Payouts.

  In certain circumstances amounts withdrawn pursuant to a systematic payout may be included in your income and may be subject to penalty taxes. In addition, Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. Therefore, you should consult a qualified tax adviser before requesting a Systematic Payout. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 47.)

ANNUITY PAYMENTS

  Annuity Commencement Date. Unless the Annuity Commencement Date is changed, Annuity Payments under a Policy will begin on the Annuity Commencement Date you select at the time you apply for the Policy. You may change the Annuity Commencement Date from time to time by Written Notice to PFL, provided that notice of each change is received by PFL at its Administrative and Service Office at least thirty (30) days prior to the then current Annuity Commencement Date. Except as otherwise permitted by PFL, a new Annuity Commencement Date must be a date which is: (1) at least thirty (30) days after the date notice of the change is received by PFL; and (2) not later than the last day of the Policy month starting after the Annuitant attains age 85. In no event will an Annuity Commencement Date be permitted to be later than the last day of the month following the month in which the Annuitant attains age
95. The laws of some states may require earlier Annuity Commencement Dates. The Annuity Commencement Date may also be changed by the Beneficiary's election of the Annuity Option after the Annuitant's death.

  Election of Payment Option. During the lifetime of the Annuitant and prior to the Annuity Commencement Date, you may choose an Annuity Payment Option or change the election, but Written Notice of any election or change of election must be received by PFL at its Administrative and Service Office at least thirty (30) days prior to the Annuity Commencement Date. If no election is made prior to the Annuity Commencement Date, Annuity Payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing Policy Value of the Fixed Account, or (ii) Payment Option 3-V, life income with variable payments for 10 years certain, using the existing Policy Value of the Mutual Fund Account and the Target Account, or
(iii) in a combination of (i) and (ii). If the Policy Value on the Annuity Commencement Date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

  Prior to the Annuity Commencement Date, the Beneficiary may elect to receive the Death Benefit in a lump sum or under one of the Payment Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "Death Benefit," p. 51.) Subject to the restrictions of certain state laws, Annuity Payments will be made on either a fixed basis or a variable basis as selected by you (or the Beneficiary, after the Annuitant's death).

  The person who elects a Payment Option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

  A payee who did not elect the Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

  Unless you specify otherwise, the payee shall be the Annuitant, or, after the Annuitant's death, the Beneficiary. PFL may require written proof of the age of any person who has an annuity purchased under Payment Option 3, 3-V, 5 or 5-V.

  Premium Tax. PFL may be required by state law to pay premium tax on the amount applied to a Payment Option, or upon Surrender, or upon payment of death proceeds. If so, PFL will deduct the premium tax before applying or paying the proceeds.

  Supplementary Contract. Once proceeds become payable and a choice has been made, PFL will issue a Supplementary Contract in settlement of the option elected under the Policy setting forth the terms of the option elected. The Supplementary Contract will name the payees and will describe the payment schedule.

  Availability as Immediate Annuity. The Policy may be purchased and immediately annuitized, without the need for an accumulation period. The Annuity Commencement Date must be a date at least thirty days after notice of such election is received by PFL.

ANNUITY PAYMENT OPTIONS

  The Policy provides five Payment Options which are described below. Two of these are offered as either "Fixed Payment Options" or "Variable Payment Options," and three are only available as Fixed Payment Options. You may elect a Fixed Payment Option, a Variable Payment Option, or a combination of both. If you elect a combination, you must specify what part of the Policy proceeds are to be applied to the Fixed and Variable Options (and you must also specify which Subaccounts for the Variable Options).

  Payments under Payment Options 3 and 5 and the first payment under Payment Options 3-V and 5-V are determined based on the adjusted age of the annuitant. The adjusted age is the annuitant's actual age on the annuitant's nearest birthday, at the Annuity Commencement Date, adjusted as follows:

       ANNUITY COMMENCEMENT DATE       ADJUSTED AGE
       -------------------------   --------------------
       Before 2001                 Actual Age
       2001-2010                   Actual Age minus 1
       2011-2020                   Actual Age minus 2
       2021-2030                   Actual Age minus 3
       2031-2040                   Actual Age minus 4
       After 2040                  As determined by PFL

  This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

  NOTE CAREFULLY: Under Payment Options 3(1) and 5 (including 3-V(1) and 5-V), it would be possible for only one Annuity Payment to be made if the Annuitant(s) were to die before the due date of the second Annuity Payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third Annuity Payment; and so forth.

  On the Annuity Commencement Date, the Policy's Adjusted Policy Value will be applied to provide for Annuity Payments under the selected Annuity Option as specified. The Adjusted Policy Value is the Policy Value (for the Valuation Period which ends immediately preceding the Annuity Commencement Date), increased or decreased by any applicable Excess Interest Adjustment.

  The effect of choosing a Fixed Annuity Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Annuity Option is selected, the Adjusted Policy Value will be transferred to the general account of PFL, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the sex (if consideration of sex is allowed) and adjusted age of the Annuitant. For further information, contact PFL at its Administrative and Service Office.

  Guaranteed Values. There are five Fixed Payment Options. Payment Options 1, 2 and 4 are based on a guaranteed interest rate of 3%. Payment Options 3 and 5 are based on a guaranteed interest rate of 3% using the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.)

  Payment Option 1--Interest Payments. The policy proceeds may be left with PFL for any term agreed to. PFL will pay the interest in equal payments or it may be left to accumulate. Withdrawal rights will be agreed upon by you and PFL when the option is elected.

  Payment Option 2--Income for a Specified Period. Level payments of the proceeds with interest are made for the fixed period elected, at which time the funds are exhausted.

  Payment Option 3--Life Income. An election may be made between:

  1. "No Period Certain"--Level payments will be made during the lifetime of the Annuitant.

  2. "10 Years Certain"--Level Payments will be made for the longer of the Annuitant's lifetime or ten years.

  3. "Guaranteed Return of Policy Proceeds"--Level payments will be made for the longer of the Annuitant's lifetime or the number of payments which, when added together, equals the proceeds applied to the income option.

  Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the proceeds with interest are exhausted.

  Payment Option 5--Joint and Survivor Annuity. Payments are made during the joint lifetime of the payee and a joint payee you select. Payments will be made as long as either person is living.

  Other Payment options may be arranged by agreement with PFL. Certain options may not be available in some states.

  Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed amount (guaranteed amounts are based upon the tables contained in the Policy). Current amounts may be obtained from PFL.

  Variable Payment Options. The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The tables are based on a 5% effective annual assumed investment return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of every subsequent Variable Annuity Payment will vary based on the investment performance of the Subaccount of the Mutual Fund Account or the Target Account selected by the Annuitant or Beneficiary. If the actual investment performance exactly matched the Assumed Investment Return of 5% at all times, the amount of each Variable Annuity Payment would remain equal. If actual investment performance exceeds the Assumed Investment Return, the amount of the payments would increase. Conversely, if actual investment performance is worse than the Assumed Investment Return, the amount of the payments would decrease.

  The following Variable Payment Options generally are available:

 Payment Option 3-V--Life Income. An election may be made between:

  1. "No Period Certain"--Payments will be made during the lifetime of the Annuitant.

  2. "10 Years Certain"--Payments will be made for the longer of the Annuitant's lifetime or ten years.

  Payment Option 5-V--Joint and Survivor Annuity. Payments are made as long as either the payee or the joint payee is living.

  Certain Payment options may not be available in some states.

  Determination of Variable Payments Other Than the First. All Variable Annuity Payments other than the first are calculated using "Annuity Units" which are credited to the Policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the Policy then remains fixed. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Policy by the Annuity Unit Value for the particular Subaccount on the date the payment is made.

  Transfers. You may transfer the value of the Annuity Units from one Subaccount to another within the Mutual Fund Account, the Target Account or to the Fixed Account. However, after the Annuity Commencement Date no transfers may be made from the Fixed Account to the Mutual Fund Account or the Target Account. The minimum amount which may be transferred is the lesser of $10 of monthly income or the entire monthly income of the variable Annuity Units in the Subaccount from which the transfer is being made. The remaining Annuity Units in the Subaccount must provide at least $10 of monthly income. If, after a transfer, the monthly income of the remaining Annuity Units in a Subaccount would be less than $10, PFL reserves the right to include those Annuity Units as part of the transfer. PFL reserves the right to limit transfers between Subaccounts after the Annuity Commencement Date to once per Policy Year.

  Tax Withholding. A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, you have not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such Annuity Payments and remit that amount to the federal government. Withholding is mandatory for certain Qualified Policies. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 58.)

  Adjustment of Annuity Payments. Payments will be made at 1, 3, 6, or 12 month intervals. If the individual payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments to such intervals as will result in payments of at least $50. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for.

DEATH BENEFIT

  Death of Annuitant/Owner Prior to Annuity Commencement Date. A Death Benefit will be paid to the Beneficiary if the Owner, who is the Annuitant, dies prior to the Annuity Commencement Date. The amount of the Death Benefit is the greatest of the Policy Value, the Cash Value, or the Guaranteed Minimum Death Benefit selected. Prior versions of the Policy or Policies offered in certain states may provide for a different definition or calculation of the Death Benefit. See Appendix B and the Policy or endorsement for details. The Death Benefit is not payable upon the death of the Annuitant if the Annuitant and Owner are not the same person, unless the Owner makes a separate election to do so. The Death Benefit is determined when PFL receives both due proof of death and an election of settlement option.

  In certain circumstances, if the owner dies the spouse may elect to continue the Policy. If the Policy is continued, all future Surrender Charges will be waived.

  There are three Guaranteed Minimum Death Benefit Options available: (A) The "5% Annually Compounding Death Benefit," (B) the "Double Enhanced Death Benefit," and (C) the "Return of Premium Death Benefit."

  The "5% Annually Compounding Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals (defined below) plus interest at an effective annual rate of 5% from the payment or withdrawal date up to the date of death (even after age 81).

  The "Double Enhanced Death Benefit" is equal to the greater of (1) and (2) where (1) is a 5% Annually Compounding Death Benefit, equal to the total Premium Payments, minus Adjusted Partial Withdrawals (defined below), plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the date of death or the Owner's 81st birthday, and (2) is a Step-Up Death Benefit, equal to the largest Policy Value on any Policy Anniversary prior to the earlier of the date of death or the Owner's 81st birthday, plus any Premium Payments subsequent to the date of any Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals (defined below), subsequent to the date of the Policy Anniversary with the largest Policy Value. For this purpose, the Policy Date will be treated as a Policy Anniversary.

  The "Return of Premium Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals (defined below) as of the date of death.

  For the purpose of calculating the Death Benefit, the Policy Date will be treated as a Policy Anniversary. Any applicable Excess Interest Adjustments on transfers or partial withdrawals from the Fixed Account will affect the value of the Guaranteed Minimum Death Benefit.

  Under all three Death Benefit Options, if the surviving spouse elects to continue the Policy in lieu of receiving the Death Benefit, an amount equal to the excess, if any, of the Guaranteed Minimum Death Benefit over the Policy Value, will then be added to the Policy

Value. This amount will be added only once, at the time of such election. Thereafter, the amount paid on the death of the surviving spouse is based on the Guaranteed Minimum Death Benefit elected on the Policy Date and the surviving spouse's age.

  The 5% Annually Compounding Death Benefit is not available if either the Annuitant or the Owner is age 75 or higher on the Policy Date. The Double Enhanced Death Benefit is not available if either the Annuitant or the Owner is age 81 or higher on the Policy Date. If no choice is made prior to the Policy Date then the Return of Premium Death Benefit will apply. After the Policy Date, the Guaranteed Minimum Death Benefit option cannot be changed.


  Adjusted Partial Withdrawal. A partial withdrawal will reduce the Guaranteed Minimum Death Benefit by an amount referred to as the "Adjusted Partial Withdrawal". The Adjusted Partial Withdrawal may be a different amount than the Gross Partial Withdrawal. Each Adjusted Partial Withdrawal is equal to the Gross Partial Withdrawal multiplied by an Adjustment Factor. The Adjustment Factor is equal to the Death Benefit prior to the Partial withdrawal divided by the Policy Value prior to the Partial withdrawal.

  If a Partial withdrawal is taken when the Guaranteed Minimum Death Benefit exceeds the Policy Value, then the amount deducted from the Guaranteed Minimum Death Benefit as a result of the partial withdrawal (that is, the Adjusted Partial Withdrawal) will exceed the partial withdrawal request. In that case, the total proceeds of a partial withdrawal followed by payment of a Death Benefit could be less than total Premium Payments.

  Payment of Death Benefit. Due Proof of Death of the Annuitant is proof that the Annuitant who is the Owner died prior to the commencement of Annuity Payments. Upon receipt of this proof and an election of a method of settlement and return of the Policy, the Death Benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Annuity Payment Options described above, unless a settlement agreement is effective at the death of the Owner preventing such election.

  Required Distribution. If the Annuitant was the Owner, and the Beneficiary was not the Annuitant's spouse, the Death Benefit must (1) be distributed within five years of the date of the deceased Owner's death, or (2) payments under a Payment Option must begin within one year of the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased Owner's death. If the sole Beneficiary is the deceased Owner's surviving spouse, such spouse may elect to continue the Policy as the new Annuitant and Owner instead of receiving the Death Benefit. If the surviving spouse elects to continue the Policy, all future Surrender Charges will be waived. (See "Federal Tax Matters" in the Statement of Additional Information.)

  If the Annuitant is not the Owner, and the Owner dies prior to the Annuity Commencement Date, a Successor Owner may surrender the Policy at any time for the Adjusted Policy Value. If the Successor Owner is not the deceased Owner's surviving spouse, however, this amount must be distributed within five years after the date of death of the Owner, or payments under a Payment Option must begin within one year of the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). If the Successor Owner is the deceased Owner's surviving spouse, the surviving spouse may elect to continue the Policy, in which case all future Surrender Charges will be waived.

  Death On or After Annuity Commencement Date. The death benefit payable on or after the Annuity Commencement Date depends on the Payment Option selected. If any Owner dies on or after the Annuity Commencement Date, but before the entire interest in the Policy is distributed, the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death.

  Beneficiary. The Beneficiary designation in the application will remain in effect until changed. You may change the designated Beneficiary by sending Written Notice to PFL. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or consent is required by law. (If an irrevocable Beneficiary dies, you may then designate a new Beneficiary.) The change will take effect as of the date you sign the Written Notice, whether or not you are living when the Notice is received by PFL. PFL will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and you fail to specify their interests, they will share equally.

DEATH OF OWNER

  Federal tax law requires that if the Owner (including any joint Owner or any Successor Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the Policy must generally be distributed within five years of the date of death of the Owner. Certain rules apply where 1) the spouse of the deceased Owner is the sole Beneficiary, 2) the Owner is not a natural person and the primary Annuitant dies or is changed, or 3) any Owner dies after the Annuity Commencement Date. See "Federal Tax Matters" in the Statement of Additional Information for a detailed description of these rules. Other rules may apply to Qualified Policies. (See also "DISTRIBUTIONS UNDER THE POLICY--Death Benefit" p. 41.)

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

  Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

RESTRICTIONS UNDER QUALIFIED POLICIES

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

                            CHARGES AND DEDUCTIONS

  No deductions are made from Premium Payments, so that the full amount of each Premium Payment is invested in one or more of the Accounts. PFL will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy and for management, administrative and distribution expenses. Charges may also be made for premium taxes, federal, state or local taxes, or for certain transfers or other transactions. Charges and expenses are also deducted from the Underlying Funds and the Target Subaccounts.

SURRENDER CHARGE

  PFL will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. PFL may deduct a Surrender Charge from any amount surrendered (i.e., withdrawn) in connection with a partial withdrawal or a surrender in order to cover a portion of such distribution expenses. A Surrender Charge will not be deducted from a withdrawal, after the first Policy Year, of up to 10% of the Policy Value, if there have been no partial withdrawals in the current Policy Year. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 35.)

  The Surrender Charge is not imposed upon exercise of the Nursing Care and Terminal Condition Option. This feature may not be available in all states. (See "DISTRIBUTIONS UNDER THE POLICY," p. 35.)

  The amount of the Surrender Charge is determined by multiplying the amount of the Premium Payments withdrawn by the applicable Surrender Charge Percentage. The applicable Surrender Charge Percentage will depend upon the number of years that have elapsed since the Premium Payment that is being withdrawn was made. For this purpose, surrenders are allocated to Premium Payments on a "first in-first out" basis, that is, first to the oldest Premium Payment, then to the next oldest Premium Payment, and so on. Premium Payments are deemed to be withdrawn before earnings, and after all Premium Payments have been withdrawn, the remaining Adjusted Policy Value may be withdrawn without any Surrender Charge. The following is the table of Surrender Charge
Percentages:

NUMBER OF YEARS SINCE                  APPLICABLE SURRENDER CHARGE PERCENTAGE
PREMIUM PAYMENT DATE                (AS PERCENTAGE OF PREMIUM PAYMENT WITHDRAWN)
---------------------               --------------------------------------------
Less than 1........................                      7%
At least 1 and less than 2.........                      7%
At least 2 and less than 3.........                      6%
At least 3 and less than 4.........                      6%
At least 4 and less than 5.........                      5%
At least 5 and less than 6.........                      4%
At least 6 and less than 7.........                      2%

  PFL anticipates that the Surrender Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from PFL's general funds, which will include amounts derived from the fee for mortality and expense risks and the Distribution Financing Charge.

MORTALITY AND EXPENSE RISK FEE

  PFL imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the Policies. Prior to the Annuity Commencement Date, for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, this charge is equal to an effective annual rate of 1.25% of the daily net asset value of the Mutual Fund

Account and the Target Account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the daily net asset value of the Mutual Fund Account and the Target Account. After the Annuity Commencement Date, the Mortality and Expense Risk Fee may be lower than the Mortality and Expense Risk Fee in effect prior to the Annuity Commencement Date (See Appendix B). The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount, and is deducted from the Subaccounts of the Mutual Fund Account and the Target Account both before and after the Annuity Commencement Date.

  Policy Values and Annuity Payments are not affected by changes in actual mortality experience nor by actual expenses incurred by PFL. The mortality risks assumed by PFL arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay Death Benefits prior to the Annuity Commencement Date. Thus, you are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the monthly Annuity payments that the Annuitant will receive under the Policy.

  PFL also bears substantial risk in connection with the Death Benefit Guarantee since PFL will pay a Death Benefit equal to the Guaranteed Minimum Death Benefit if that amount is higher than the Policy Value.

  The expense risk assumed by PFL is the risk that PFL's actual expenses in administering the Policy and the Accounts will exceed the amount recovered through the Administrative Charges.

  If the Mortality and Expense Risk Fee is insufficient to cover PFL's actual costs, PFL will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to PFL. PFL expects a profit from this charge. PFL's expenses for distributing the Policies will be borne by the general assets of PFL which may include amounts derived from the Distribution Financing Charge, the Surrender Charge and, if necessary, the Mortality and Expense Risk Fee. A Mortality and Expense Risk Fee is also assessed after the Annuity Commencement Date for all Variable Payment Options.

ADMINISTRATIVE CHARGES

  Service Charge. In order to cover the costs of administering the Policies, PFL deducts an annual Service Charge from the Policy Value of each Policy. The annual Service Charge is deducted from the Policy Value of each Policy on each Policy Anniversary prior to the Annuity Commencement Date. The charge is not deducted after the Annuity Commencement Date. The Service Charge is the lesser of 2% of the Policy Value or $35, and it will not be increased in the future. This charge is waived if either the Policy Value or the sum of all Premium Payments, less the sum of all partial withdrawals equals or exceeds $50,000 on a Policy Anniversary (or date of surrender). PFL also reserves the right to charge up to $35 at the time of surrender during any Policy Year. The Service Charge will be deducted from the Investment Option(s) in the same proportion that your interest in each Investment Option bears to your total Policy Value.

  Administrative Charge. PFL also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account and the Target Account to partially cover expenses incurred by PFL in connection with the administration of each Account and the Policies. The effective annual rate of this charge is 0.15% of the net assets in the Mutual Fund Account and the Target Account. This charge is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount.

DISTRIBUTION FINANCING CHARGE

  During the first seven Policy years, but only prior to the Annuity Commencement Date, PFL deducts a daily Distribution Financing Charge equal to an effective annual rate of 0.15% of the daily net asset value of the Mutual Fund Account and the Target Account. The Distribution Financing Charge is paid to PFL and is designed to partially compensate PFL for the cost of distributing the Policies. The Distribution Financing Charge will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the Policies. The staff of the SEC deems such charge to constitute a deferred sales charge.

PREMIUM TAXES

  PFL currently makes no deduction from the Premium Payments when they are paid to PFL for any state premium taxes PFL pays in connection with Premium Payments it receives under the Policies. However, PFL will deduct the aggregate premium taxes that it pays on behalf of a particular Policy on (i) the Annuity Commencement Date, (ii) the total surrender of a Policy, or (iii) payment of the death proceeds of a Policy. Premium taxes currently range from 0% to 3.50% of Premium Payments.

FEDERAL, STATE AND LOCAL TAXES

  No charges are currently made for federal, state, or local taxes other than premium taxes. However, PFL reserves the right to deduct charges in the future for any taxes or other economic burden resulting from the application of any tax laws that PFL determines to be attributable to the Account or the Policies.

TRANSFER FEE

  PFL will not impose a transfer fee for the first 12 transfers between Investment Options in each Policy Year. PFL reserves the right to impose a $10 charge for the thirteenth and each subsequent transfer request you make during a single Policy Year. For the purpose of determining whether a transfer fee is payable, Premium Payment allocations are not considered transfers. All transfer requests made simultaneously will be treated as a single request. No transfer fee will be imposed for any transfer which is not at your request.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

  Each of the Mutual Fund Account Portfolios and the Target Subaccounts is responsible for all of its expenses. In addition, charges will be made against each of the Portfolios of the Underlying Funds and the Target Subaccounts for investment advisory services provided to them. The net assets of each Portfolio of the Underlying Funds and the Target Subaccounts will reflect deductions in connection with the investment advisory fee and other expenses.

  For more information concerning the investment advisory fee and other expenses of the Portfolios, see the prospectuses for the Underlying Funds, current copies of which accompany this Prospectus. Investment advisory fees and other expenses of the Target Subaccounts are described more fully in Part III of this Prospectus.

EMPLOYEE AND AGENT PURCHASES

  The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Policy or their spouse or minor children, or by an officer, director, trustee or bonafide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each Premium Payment to the Policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the Surrender Charges, the Mortality and Expense Risk Fee and the Administrative Charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the Policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

  At the time the initial Premium Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Nonqualified Policy or a Qualified Policy. If the initial Premium Payment is derived from an exchange or surrender of another annuity policy, PFL may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. PFL will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum initial Premium Payment stated above. Additional Premium Payments under a Policy must qualify for the same federal income tax treatment as the initial Premium Payment under the Policy; PFL will not accept an Additional Premium Payment under a Policy if the federal income tax treatment of such Premium Payment would be different from that of the initial Premium Payment.

  The Qualified Policies were designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408(a), 408A or 457 of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Policy in order for the plan, account or annuity to retain its special tax treatment. This summary is not intended to cover such requirements, and assumes that Qualified Policies are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. This summary was prepared by PFL after consultation with tax counsel, but no opinion of tax counsel has been obtained.

  THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS/HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A POLICY UNDER FEDERAL AND APPLICABLE STATE, LOCAL AND FOREIGN TAX LAWS.

TAX STATUS OF THE POLICY

  Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under

Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the Mutual Fund Subaccounts and the Target Subaccounts. The Mutual Fund Account, through its Underlying Funds and their Portfolios, and the Target Account, through its Subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Endeavor Series Trust and WRL Series Fund, Inc. that requires the Portfolios to be operated in compliance with the Treasury regulations. PFL has entered into an agreement with First Trust Advisers, L.P., the adviser of the Target Account, that requires the Target Subaccounts to be operated in compliance with the Treasury regulations.

  Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more Subaccounts in which to allocate premiums and Policy Values, and may be able to transfer among these accounts more frequently than in such rulings. Moreover, the investment strategies for the Target Subaccounts are innovative and have not been addressed by the IRS. These differences could result in you being treated as the owner of the assets of the Mutual Fund Account or the Target Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the Mutual Fund Account or the Target Account.

  The Statement of Additional Information discusses other tax requirements for qualifying as an annuity contract.

  The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

  The discussion below applies only to those Policies owned by natural persons, and that qualify as annuity contracts for federal income tax purposes. With respect to Owners who are natural persons, the Policy should be treated as an annuity contract for federal income tax purposes.

  In General. Except as described below with respect to Owners who are not natural persons, an Owner who holds a Policy satisfying the diversification and distribution requirements described in the Statement of Additional Information should not be taxed on increases in the Policy Value until an amount is received or deemed received, e.g., upon a partial or full surrender or as Annuity Payments under the Annuity Option selected. Generally, any amount received or deemed received under a Nonqualified Annuity Contract prior to the Annuity Commencement Date is deemed to come first from any "Income on the Contract" and then from the "Investment in the Contract." The "Investment in the Contract" generally equals total premium payments less amounts received which were not includable in gross income. To the extent that the Policy Value (Cash Value in the event of a surrender) exceeds the "Investment in the Contract," such excess constitutes the "Income on the Contract." For these purposes such "Income on the Contract" shall be computed by reference to the aggregation rules described below, and the amount includable in gross income will be taxable as ordinary income. If at the time that any amount is received or deemed received there is no "Income on the Contract" (e.g., because the gross Policy Value does not exceed the "Investment in the Contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "Investment in the Contract."

  For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Policy Value (including assignment of Owner's right to receive Annuity Payments prior to the Annuity Commencement Date) generally will be treated as a distribution in the amount of such portion of the Policy Value. Additionally, if an Owner designates a new Owner prior to the Annuity Commencement Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Policy in an amount equal to the Policy Value. A transfer of ownership or an assignment of a Policy, or designation of a Beneficiary or Annuitant who is not also the Owner as well as the selection of certain Annuity Commencement Dates, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, designation, selection or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Aggregation Rules. Generally all nonqualified deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, for such purposes all Traditional individual retirement annuities and accounts under Section 408 of the Code for an individual are aggregated, and generally all distributions therefrom during a calendar year are treated as one distribution made as of the end of such year. The same aggregation rules apply to Roth individual retirement annuities and accounts. The Roth IRAs and Traditional IRAs shall be treated separately for distribution purposes.

  Surrenders or Partial Withdrawals. In the case of a partial withdrawal (including systematic Partial withdrawals) under a Nonqualified Policy, the amount received generally will be includable in gross income to the extent that it does not exceed the "Income on the Contract," which is generally equal to the excess of the Policy Value immediately before the partial surrender over the "Investment in the Contract" at that time. However, for these purposes the Policy Value immediately before a Partial withdrawal may have to be increased by any positive Excess Interest Adjustment which results from such a partial withdrawal or which could result from a simultaneous surrender, and may need further adjustments if the aggregation rules apply. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and you should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment that may apply in the case of a Non-Qualified Policy or a Qualified Policy. In the case of a partial withdrawal (including systematic withdrawals) under a Qualified Policy (other than one qualified under Section 457 of the Code), a ratable portion of the amount received is generally excludable from gross income, based on the ratio of the "Investment in the Contract" to the individual's total account balance or accrued benefit under the retirement plan at the time of each such payment. For a Qualified Policy, the "Investment in the

Contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Policy. In the case of a surrender under a Nonqualified Policy or a Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the "Investment in the Contract," unless the aggregation rules apply.

  Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, in general only a portion of the Annuity Payments received after the Annuity Commencement Date will be includable in the gross income of the recipient.

  For Fixed Annuity Payments, in general the excludable portion of each payment is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total expected value of the Annuity Payments for the term of the payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  For Variable Annuity Payments, the includable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is excludable from gross income. This dollar amount is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total number of expected periodic payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  Where you allocate a portion of the Adjusted Policy Value on the Annuity Commencement Date to more than one Annuity Payment Option (fixed or variable), special rules govern the allocation of the Policy's entire "Investment in the Contract" on such date to each such option, for purposes of determining the excludable amount of each payment received under that option. PFL makes no attempt to describe these allocation rules, because they would prescribe a complex variety of results, depending on how the allocations were made among the various types of Annuity Payment Options. Instead, you are advised to consult a competent tax adviser as to the potential tax effects of allocating any amount of Adjusted Policy Value to any particular Annuity Payment Option.

  If, after the Annuity Commencement Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "Investment in the Contract" as of the Annuity Commencement Date over the aggregate amount of Annuity Payments received on or after the Annuity Commencement Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the "Investment in the Contract" is not affected by the Owner's or Annuitant's death. That is, the "Investment in the Contract" remains generally the total premium payments less amounts received which were not includable in gross income.

  Penalty Taxes. In the case of any amount received or deemed received from the Policy, e.g., upon a surrender of a Policy (including systematic withdrawals) or a deemed distribution under a Policy resulting from a pledge, assignment or agreement to pledge or assign or an Annuity Payment with respect to a Policy, there may be imposed on the recipient a federal penalty tax equal to 10% of the amount includable in gross income. The penalty tax generally will not apply to any distribution: (i) made on or after the date on which the taxpayer attains age 59 1/2; (ii) made as a result of the death of the holder (generally the Owner); (iii) attributable to the disability of the taxpayer; or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his/her beneficiary. Other rules may apply to Qualified Policies.

  Withholding. The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain Qualified Policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the Owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

  Qualified Policies. The Qualified Policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law.

  For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Each Owner is responsible for requesting distributions under the Policy that satisfy applicable tax rules.

  PFL makes no attempt to provide more than general information about use of the Policy with the various types of retirement plans. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.

  Individual Retirement Annuities. In order to qualify as a Traditional individual retirement annuity under Section 408(b) of the Code, a Policy must contain certain provisions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a Contingent Owner or assign the Policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
Annuity Payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2; (v) an Annuity Payment Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; and (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value. Policies intended to qualify as a Traditional individual retirement annuities under
Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

  Section 408 of the Code also indicates that no part of the funds for a Traditional individual retirement account or annuity ("IRA") should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Policy, comports with IRA qualification requirements.

  Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should con"sult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, required distributions at death are the same.

  Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code,
Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

  Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Policy Value as of the close of the taxable year and all previous distributions under the Policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the Policy. For these purposes, the Policy Value at year end may have to be increased by any positive Excess Interest Adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a Policy the nominal Owner of which is not a natural person but the beneficial Owner of which is a natural person, (ii) a Policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a Qualified Policy (other than one qualified under Section 457) or (iv) a single-payment annuity the Annuity Commencement Date for which is no later than one year from the date of the single Premium Payment; instead, such Policies are taxed as described above under the heading "Taxation of Annuities."

  Possible Changes in Taxation. Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

                          DISTRIBUTOR OF THE POLICIES

  AFSG Securities Corporation, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, an affiliate of PFL, is the principal underwriter of the Policies. AFSG Securities Corporation has entered or will enter into one or more contracts with various broker-dealers for the distribution of the Policies. Commissions on Policy sales are paid to dealers. Commissions payable to broker-dealers will be up to 6% of Premium Payments, or 5% plus an annual continuing fee based on Policy Values. In addition, certain broker-dealers may receive additional commissions, expense allowances and additional annual continuing fees based upon sales volume, agent or service training responsibilities, and other factors. The Distribution Financing Charge will be used by PFL to support these activities and reimbursements. These commissions are not deducted from Premium Payments, they are paid by PFL.

  The Target Account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the Distribution Financing Charge (the "Distribution Plan"). The Distribution Plan has been approved by a majority of the disinterested members of the Board of Managers of the Target Account. The Distribution Plan is designed to partially compensate PFL for the cost of distributing the Policies. Charges under the Distribution Plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker-dealers who sell the Policies, and will be based on a percentage of the daily net assets of the Target Account. The Distribution Plan may be terminated at any time by a vote of a majority of the disinterested members of the Target Account's Board of Managers, or by a vote of the majority of its outstanding shares. (See "CHARGES AND DEDUCTIONS-- Distribution Financing Charge," p. 46.)

                                 VOTING RIGHTS

THE MUTUAL FUND ACCOUNT

  To the extent required by law, PFL will vote the Underlying Funds' shares held by the Mutual Fund Account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios, although the Underlying Funds do not hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.

  Before the Annuity Commencement Date, you hold the voting interest in the selected Portfolios. The number of votes that you have the right to instruct will be calculated separately for each Subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your Policy Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

  The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Fund. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.

  Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

THE TARGET ACCOUNT

  The Target Account is the legal owner of the common stock held in the Subaccounts and as such has the right to vote upon any matter that may be voted by shareholders. However, you or persons receiving income payments may vote on certain aspects of the governance of the Subaccounts. Matters on which persons holding voting interests may vote include the following: (1) approval of any change in the investment advisory agreement corresponding to a Subaccount; (2) any change in the fundamental investment policies of a Subaccount; or (3) any other matter requiring a vote of persons holding voting interests in the Subaccount. With respect to approval of the investment advisory agreements or any change in a fundamental investment policy, Policy Owners participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

  Before the Annuity Commencement Date, you hold the voting interest in the selected Subaccounts. The number of votes that you have will be calculated separately for each Subaccount. The number of votes that you have for a Subaccount will be determined by dividing your Policy Value in the Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.

  PFL does not intend to hold annual or other periodic meetings of Policy Owners. PFL will solicit proxies by sending you or other persons entitled to vote written requests for proxies prior to the vote. Where timely proxies are not received, the voting interests will be voted in proportion to the proxies that are received with respect to all Policies participating in the same Subaccount.

  PFL may, if required by state insurance officials, disregard proxies which would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the Subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the Subaccounts. In addition, PFL may disregard proxies that would require changes in the investment objectives or policies of any Subaccount or in an investment adviser or principal underwriter, if PFL reasonably disapproves those changes in accordance with applicable federal regulations. If PFL disregards proxies, it will advise those persons who may give proxies of that action and its reasons for the action in the next semiannual report.

                               YEAR 2000 MATTERS

  In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

  The Plan has four specific objectives (1) develop an inventory of all applications; (2) evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

  As of the date of this Prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

  The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Mutual Fund Account or the Target Account is a party or to which the assets of the Accounts are subject. PFL, like other life insurance companies, is a defendant in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Mutual Fund Account, the Target Account or PFL.

                      HISTORICAL PERFORMANCE DATA OF THE
                              MUTUAL FUND ACCOUNT

  The following is a discussion of the historical performance data for the Mutual Fund Account. A discussion of the historical performance data for the Target Account is found in Part III of this Prospectus.

STANDARDIZED PERFORMANCE DATA

  From time to time, PFL may advertise historical yields and total returns for the Subaccounts of the Mutual Fund Account. In addition, PFL may advertise the effective yield of the Subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

  Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a Policy in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.054%, and the effective yield was 3.100% for the 5% Annually Compounding Death Benefit and the Double Enhance Death Benefit. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.199%, and the effective yield was 3.250% for the Return of Premium Death Benefit.


  Other Subaccounts. The yield of a Mutual Fund Subaccount (other than the Endeavor Money Market Subaccount) for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

  The total return of a Subaccount refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a Subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the Subaccount to the redemption value of that investment as of the first day of each of the periods for which total return quotations are provided. In addition to the Standard data discussed above, similar performance data for other periods may also be shown.

  The yield and total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. To the extent that any or all of a premium tax is applicable to a particular Policy, the yield and/or total return of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

  Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the Subaccounts to December 31, 1997, and for the one and five year periods ended December 31, 1997 are shown below. Total returns shown reflect deductions for the Mortality and Expense Risk Fee, the Distribution Financing Charge and the Administrative Charges. The total return for each Target Subaccount will also reflect the Managers Fee and other operating expenses. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period.

                         AVERAGE ANNUAL TOTAL RETURNS

 5% Annually Compounding Death Benefit or Double Enhanced Death Benefit (Total
               Mutual Fund Account Annual Expenses: 1.55%)

                         ONE YEAR  FIVE YEARS INCEPTION OF THE    SUBACCOUNT
                          ENDED      ENDED     SUBACCOUNT TO       INCEPTION
SUBACCOUNT               12/31/97   12/31/97      12/31/97           DATE
----------               --------  ---------- ---------------- -----------------
Endeavor Asset
 Allocation.............  12.95%     11.97%        11.85%        April 8, 1991
T. Rowe Price
 International
 Stock(/1/).............  (4.41%)     5.86%         4.10%        April 8, 1991
Endeavor Value Equity...  17.57%       N/A         16.70%        May 27, 1993
Dreyfus Small Cap
 Value..................  18.23%       N/A         13.45%         May 4, 1993
Dreyfus U.S. Government
 Securities.............   2.07%       N/A          4.23%         May 9, 1994
T. Rowe Price Equity
 Income.................  21.01%       N/A         23.13%       January 3, 1995
T. Rowe Price Growth
 Stock..................  21.30%       N/A         25.68%       January 3, 1995
Endeavor Opportunity
 Value..................   9.79%       N/A          9.16%      November 18, 1996
Endeavor Enhanced
 Index..................    N/A        N/A         14.66%         May 1, 1997
Endeavor Select
 50(/2/)................    N/A        N/A           N/A       February 2, 1998
WRL Growth..............  10.28%     12.20%        12.66%        July 1, 1992

  Return of Premium Death Benefit (Total Mutual Fund Account Annual Expenses:
                                  1.40%)

                         ONE YEAR  FIVE YEARS INCEPTION OF THE    SUBACCOUNT
                          ENDED      ENDED     SUBACCOUNT TO       INCEPTION
SUBACCOUNT               12/31/97   12/31/97      12/31/97           DATE
----------               --------  ---------- ---------------- -----------------
Endeavor Asset
 Allocation.............  13.12%     12.14%        12.02%        April 8, 1991
T. Rowe Price
 International Stock
 (/1/)..................  (4.26%)     6.01%         4.26%        April 8, 1991
Endeavor Value Equity...  17.74%       N/A         16.87%        May 27, 1993
Dreyfus Small Cap
 Value..................  18.40%       N/A         13.62%         May 4, 1993
Dreyfus U.S. Government
 Securities.............   2.22%       N/A          4.39%         May 9, 1994
T. Rowe Price Equity
 Income.................  21.18%       N/A         23.31%       January 3, 1995
T. Rowe Price Growth
 Stock..................  21.48%       N/A         25.87%       January 3, 1995
Endeavor Opportunity
 Value..................   9.89%       N/A          9.25%      November 18, 1996
Endeavor Enhanced
 Index..................    N/A        N/A         14.76%         May 1, 1997
Endeavor Select
 50(/2/)................    N/A        N/A           N/A       February 2, 1998
WRL Growth..............  10.54%     12.38%        12.83%        July 1, 1992

----------------------------
(/1/Effective)January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(/2/The)Endeavor Select 50 Portfolio began operations on February 2, 1998, therefore comparable information is not available.

  The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the from the five year and from inception periods would have been lower.

NON-STANDARDIZED PERFORMANCE DATA

  PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a Subaccount of the Mutual Fund Account. The non-standard performance data may assume that no Surrender Charge is applicable, and may also make other assumptions such as the amount invested in a Subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

  The following non-standardized average annual total return figures are based on the assumption that the Policy is not surrendered, and therefore the Surrender Charge is not imposed.

                       AVERAGE ANNUAL TOTAL RETURNS
                         ASSUMING NO SURRENDER CHARGE

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                         ONE YEAR FIVE YEARS INCEPTION OF THE    SUBACCOUNT
                          ENDED     ENDED     SUBACCOUNT TO       INCEPTION
SUBACCOUNT               12/31/97  12/31/97      12/31/97           DATE
----------               -------- ---------- ---------------- -----------------
Endeavor Asset
 Allocation.............  18.24%    12.18%        11.98%        April 8, 1991
T. Rowe Price
 International
 Stock(/1/).............   0.99%     6.13%         4.30%        April 8, 1991
Endeavor Value Equity...  22.83%      N/A         17.09%        May 27, 1993
Dreyfus Small Cap
 Value..................  23.49%      N/A         13.88%         May 4, 1993
Dreyfus U.S. Government
 Securities.............   7.42%      N/A          5.30%         May 9, 1994
T. Rowe Price Equity
 Income.................  26.25%      N/A         24.19%       January 3, 1995
T. Rowe Price Growth
 Stock..................  26.54%      N/A         26.69%       January 3, 1995
Endeavor Opportunity
 Value..................  15.09%      N/A         13.84%      November 18, 1996
Endeavor Enhanced
 Index..................    N/A       N/A         21.66%         May 1, 1997
Endeavor Select
 50(/2/)................    N/A       N/A           N/A       February 2, 1998
WRL Growth..............  15.59%    12.40%        12.83%        July 1, 1992

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                         ONE YEAR FIVE YEARS INCEPTION OF THE    SUBACCOUNT
                          ENDED     ENDED     SUBACCOUNT TO      INCEPTION
SUBACCOUNT               12/31/97  12/31/97      12/31/97           DATE
----------               -------- ---------- ---------------- -----------------
Endeavor Asset
 Allocation.............  18.41%    12.34%        12.14%        April 8, 1991
T. Rowe Price
 International
 Stock(/1/).............   1.13%     6.29%         4.46%        April 8, 1991
Endeavor Value Equity...  23.01%      N/A         17.26%        May 27, 1993
Dreyfus Small Cap
 Value..................  23.66%      N/A         14.05%         May 4, 1993
Dreyfus U.S. Government
 Securities.............   7.57%      N/A          5.45%         May 9, 1994
T. Rowe Price Equity
 Income.................  26.42%      N/A         24.37%       January 3, 1995
T. Rowe Price Growth
 Stock..................  26.72%      N/A         26.87%       January 3, 1995
Endeavor Opportunity
 Value..................  15.20%      N/A         13.93%      November 18, 1996
Endeavor Enhanced
 Index..................    N/A       N/A         21.76%         May 1, 1997
Endeavor Select
 50(/2/)................    N/A       N/A           N/A       February 2, 1998
WRL Growth..............  15.85%    12.58%        13.00%        July 1, 1992

----------------------------
(/1/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(/2/)The Endeavor Select 50 Portfolio began operations on February 2, 1998, therefore comparable information is not available.

ENDEAVOR ENHANCED INDEX AND ENDEAVOR SELECT 50 PORTFOLIOS

  The Enhanced Index Portfolio and the Endeavor Select 50 Portfolio commenced operations on May 1, 1997 and February 2, 1998, respectively, and therefore these Portfolios do not have significant historical performance data. However, their investment managers, (J.P. Morgan Investment Management Inc. and Montgomery Asset Management, LLC, respectively) have experience managing similar portfolios with substantially the same investment objectives and policies. Historical performance data showing the results the investment managers achieved for those other portfolios is in the prospectus for the Endeavor Series Trust, which accompanies this Prospectus. See "Performance Information" in the Endeavor Series Trust's prospectus. That performance information in the Endeavor Series Trust's prospectus does not take into account the fees and charges under the Policy; if those fees and charges were reflected, the investment returns would be lower.

                                   PART III

                              THE TARGET ACCOUNT

  INTRODUCTION. Part III gives further background information on the Target Account, The Dow Target 10 Subaccount and The Dow Target 5 Subaccount, including their management and investment strategies and policies.

                              THE TARGET ACCOUNT

TARGET ACCOUNT DEFINITIONS

  Adviser--First Trust Advisers L.P., the investment adviser to the Target Account.

  Annual Stock Selection Date--The last Business Day of a specified 12-month period.

  Common Shares--The common stock held in a Target Subaccount, selected according to specified investment criteria.

  DJIA--The Dow Jones Industrial Average SM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

  Initial Stock Selection Date--June 30, 1998.

GENERAL

  Interests in the Target Account are not expected to be available for allocation of Premium Payments prior to the Initial Stock Selection Date.

  The Target Account is a managed separate account and currently is divided into two Subaccounts. Additional Subaccounts may be established in the future at the discretion of PFL. Each Subaccount invests according to specific investment strategies. Under Iowa law, the assets of the Target Account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the Policy Value of the Policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in a Subaccount of the Target Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of PFL. Each Subaccount operates as a separate investment fund. Therefore, the investment performance of any Subaccount should be entirely independent of the investment performance of PFL's general account assets or any other Account or Subaccount maintained by PFL.

  The Target Account is registered with the SEC under the 1940 Act as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Target Account or PFL. The Dow Target 10 Subaccount and The Dow Target 5 Subaccount are non-diversified Subaccounts of the Target Account. The investments and administration of each managed Subaccount are under the direction of a Board of Managers. The Board of Managers for each Subaccount annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the Subaccounts.

  Management of the Target Account. Endeavor Investment Advisers (the "Manager"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940 (the "Advisers Act"), is the Target Account's manager. The Manager performs administerial and managerial functions for the Target Account. (see "The Mutual Fund Account," supra.) First Trust Advisers L.P. (the "Adviser" or "First Trust"), an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Advisers Act, is the Target Account's investment adviser. The Adviser's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust Advisers L.P. is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners (none of whom have more than a 25% interest). Nike Securities Corporation is an Illinois corporation controlled by Robert Donald Van Kampen. The Adviser is responsible for selecting the investments of each Subaccount consistent with the investment objectives and policies of that Subaccount, and will conduct securities trading for the Subaccount.

  At December 31, 1997, and as of the date of this Prospectus, the Target Subaccounts had not commenced operations. However, the Adviser is also the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the Target Subaccounts in that they have the same investment objectives as the Subaccounts but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and the First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

  Management Fee. For its services to the Target Account, the Manager is paid a fee of 0.75% of the average daily net assets of each Target Subaccount. For its services to the Target Account, the Adviser is paid a fee equal to 0.35% of the average daily net assets of each Target Subaccount. This fee is paid by the Manager.

  Operating Expenses. In addition to the management fees, the Target Account pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Board of Managers who are not affiliated persons of the Manager or an Adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Target Account expenses are allocated among and charged to the assets of the Target Subaccounts on a basis that the Board of Managers deems fair and equitable, which may be on the basis of relative net assets of each Target Subaccount or the nature of the services performed and relative applicability to each Target Subaccount. The Manager has agreed to limit each Target Subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the Subaccount's average net assets. (This limit does not include other fees and deductions such as the Mortality and Expense Risk Fee, Administrative Charge, and Distribution Financing Charge.)

  Portfolio Manager. There is no one individual primarily responsible for portfolio management decisions for the Target Account. Investments are made according to the prescribed strategy under the direction of a committee.

INVESTMENT STRATEGY

  The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

  The Dow Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

  The objective of each Subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each Subaccount will function in a similar manner. Each Subaccount will initially invest in substantially equal amounts in the common stock of the companies described above for each Subaccount (as held in a Subaccount, such common stock is referred to as the "Common Shares") determined as of a specified business day (the "Initial Stock Selection Date"). Each Target Subaccount may have different investment portfolios running simultaneously for different 12-month periods. For example, within the Target 10 Subaccount there may be more than one Portfolio, each with a different Initial Stock Selection Date. At the Initial Stock Selection Date, a percentage relationship among the number of Common Shares in a Portfolio will be established.

  When additional funds are deposited into the Portfolio, additional Common Shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of Common Shares established at the initial purchase. Sales of Common Shares by the Portfolio will likewise attempt to replicate the percentage relationship of Common Shares. The percentage relationship among the number of Common Shares in the Portfolio should therefore remain stable. However, given the fact that the market price of such Common Shares will vary throughout the year, the value of the Common Shares of each of the companies as compared to the total assets of the Portfolio will fluctuate during the year, above and below the proportion established on a Stock Selection Date. As of the last Business Day of the specified 12-month period following each preceding stock selection date ("Annual Stock Selection Date"), a new percentage relationship will be established among the number of Common Shares described below for each Portfolio on such date. Common Shares may be sold or new equity securities bought so that the Portfolio is equally invested in the common stock of each company meeting the Portfolio's investment criteria. Thus the Portfolio may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional Common Shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of Common Shares as of the Annual Stock Selection Date since the relationship among the value of the Common Shares on the date of any subsequent transactions may be different than the original relationship among their value.

  The Target Account may determine to offer additional subaccounts in the future, which may have different selection criteria or stock selection dates.

  Units of both The Dow Target 10 Subaccount and The Dow Target 5 Subaccount have not been designed so that their prices will parallel or correlate with movements in the DJIA, and it is expected that their prices will not do so.

  An investment in a Target Subaccount involves the purchase of a portfolio of attractive equities with high dividend yields in one convenient purchase. Investing in the stocks of the DJIA with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving a Target Subaccount's investment objectives because regular dividends are common for established companies and dividends have accounted for a substantial portion of the total return on stocks of the DJIA as a group. However, there is no guarantee that either a Target Subaccount's objective will be achieved or that a Target Subaccount will provide for capital appreciation in excess of such Target Subaccount's expenses.

  Each Target Subaccount may also invest in futures and options, hold warrants, and lend its Common Shares.

  Tax Limitations. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg.(S)1.817-5) apply a diversification requirement to each of the Subaccounts of the Target Account. To qualify as "adequately diversified," each Subaccount may have:

    (i) No more than 55% of the value of its total assets represented by any one investment;

    (ii) No more than 70% of the value of its total assets represented by any two investments;

    (iii) No more than 80% of the value of its total assets represented by any three investments; and

    (iv) No more than 90% of the value of its total assets represented by any four investments.

  The Target Account, through the Subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into an agreement with the Manager, who in turn, has entered into a contract with the Advisor that requires the Subaccounts to be operated in compliance with the Treasury regulations. The Adviser reserves the right to depart from either Target Subaccount's investment strategy in order to meet these diversification requirements.

THE DOW JONES INDUSTRIAL AVERAGE SM

  The DJIA was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time, for any reason. Any changes in the components of the DJIA made after the Initial Stock Selection Date will not cause a change in the identity of the Common Shares included in a Target Subaccount, including any equity securities deposited in the Target Subaccount, except on an Annual Stock Selection Date. The following is a list of the companies which currently comprise the DJIA.

 AT&T Corporation                              E.I. du Pont de Nemours &
 Allied Signal                                  Company
 Aluminum Company of America                   Eastman Kodak Company
 American Express Company                      Exxon Corporation
 Boeing Company                                General Electric Company
 Caterpillar Inc.                              General Motors Corporation
 Chevron Corporation                           Goodyear Tire & Rubber Company
 Coca Cola Company                             Hewlett Packard Company
 Walt Disney Company                           J.P. Morgan & Company, Inc.
 International Business Machines               Philip Morris Companies, Inc.
 Corporation                                   Procter & Gamble Company
 International Paper Company                   Sears, Roebuck & Company
 Johnson & Johnson                             Travelers Group
 McDonald's Corporation                        Union Carbide Corporation
 Merck & Company, Inc.                         United Technologies Corporation
 Minnesota Mining & Manufacturing              Wal Mart Stores Inc.
 Company

  The Target Account is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Target Account or any member of the public regarding the advisability of purchasing the Target Account. Dow Jones' only relationship to First Trust Advisers, Endeavor and PFL is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust Advisers, Endeavor, PFL or the owners of the Target Account into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Target Account to be issued, including the pricing or the amount payable under the contract. Dow Jones has no obligation or liability in connection with the administration or marketing of the Target Account.

  DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE SM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST ADVISERS, ENDEAVOR, PFL, OWNERS OF THE TARGET ACCOUNT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INVESTMENT RISKS

  THERE IS NOT ASSURANCE THAT ANY SUBACCOUNT WILL ACHIEVE ITS STATED OBJECTIVE. More detailed information, including a description of each Subaccount's investment objective and policies and a description of risks involved in investing in each of the Subaccounts and of each Subaccount's fees and expenses is contained in the Statement of Additional Information. INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ CAREFULLY BEFORE INVESTING IN A SUBACCOUNT OF THE TARGET ACCOUNT.

  The Subaccounts consist of different issues of equity securities, all of which are listed on a securities exchange. In addition, each of the companies whose equity securities are included in a portfolio are actively-traded, well-established corporations.

  Common Shares from time to time may be sold under certain circumstances described herein. Common Shares, however, will not be sold by a Subaccount to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation or if the Common Shares no longer meet the criteria by which they were selected for a Subaccount. However, Common Shares will be sold on or about each Annual Stock Selection Date in accordance with the Adviser's stock selection strategy.

  Whether or not the Common Shares are listed on a securities exchange, the principal trading market for the Common Shares may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Common Shares may depend on whether dealers will make a market in the Common Shares. There can be no assurance that a market will be made for any of the Common Shares, that any market for the Common Shares will be maintained or that there will be sufficient liquidity of the Common Shares in any markets made. The price at which the Common Shares may be sold to meet transfers, partial withdrawals or surrenders and the value of a Subaccount will be adversely affected if trading markets for the Common Shares are limited or absent.

  Investors should be aware of certain other considerations before making a decision to invest in a Subaccount. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus, the value of the Common Shares will fluctuate over the life of a Subaccount and may be more or less than the price at which they were purchased by such Subaccount. The Common Shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Subaccounts' purchase and sale of the Common Shares and other factors.

  An investment in a Subaccount should be made with an understanding of the risks which an investment in common stocks entails. In general, the value of your investment will decline if the financial condition of the issuers of the common stocks becomes impaired or if the general condition of the relevant stock market worsens. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. In addition, due to the objective nature of the investment selection criteria, Subaccounts may be for certain periods considered concentrated in various industries. PFL cannot predict the direction or scope of any of these factors. Common stocks have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital provided by debt securities.

  An investment in The Dow Target 5 Subaccount may subject you to additional risk due to the relative lack of diversity in its portfolio since the portfolio contains only five stocks. Therefore, The Dow Target 5 Subaccount may be subject to greater market risk than other subaccounts which contain a more diversified portfolio of securities. Each Subaccount is not actively managed and common shares will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation. Finally, each strategy has under performed the DJIA in certain years.

  PFL, the Manager and the Adviser shall not be liable in any way for any default, failure or defect in any Common Share.

  To the best of the Adviser's knowledge, there is no litigation pending as of the date of the Prospectus with respect to any equity security which might reasonably be expected to have a material adverse effect on the Subaccounts. At any time after the date of the Prospectus, litigation may be instituted on a variety of grounds with respect to the Common Shares. PFL is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Subaccounts.

  Legislation. Further, at any time after the date of the Prospectus, legislation may be enacted that could negatively affect the Common Shares in the Subaccounts or the issuers of the Common Shares. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the Subaccounts. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Subaccounts or will not impair the ability of the issuers of the Common Shares to achieve their business goals.

                            PERFORMANCE INFORMATION

TARGET STRATEGIES--PERFORMANCE DATA

  At December 31, 1997 and as of the date of this Prospectus, the Target Subaccounts had not commenced operations. However, certain aspects of the investment strategies can be demonstrated using historical data.

  The following table contains three columns that show the performance of:

Column One:the Ten Highest Dividend Yielding Stocks Strategy for the DJIA;

Column Two:Five Lowest Priced Stocks of the Ten Highest Dividend Yielding
               Stocks Strategies in the DJIA; and

Column Three:the performance of the DJIA.

  The returns shown in the following table and graphs are not guarantees of future performance and should not be used as predictors of returns to be expected in connection with a Subaccount. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each strategy under performed its respective index in certain years. Accordingly, there can be no assurance that a Subaccount will outperform its respective index over the life of a Subaccount or over consecutive rollover periods, if available.

  An investor in a Subaccount would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect brokerage commissions, Subaccount expenses or taxes; the Subaccounts are established at different times of the year; and the Subaccounts may not be fully invested at all times or equally weighted in all stocks comprising a strategy. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here. (See "CHARGES AND DEDUCTIONS," p. 44.)

                        COMPARISON OF TOTAL RETURN(/2/)

                                                                      INDEX
                             STRATEGY TOTAL RETURNS               TOTAL RETURNS
               -------------------------------------------------- -------------
                                         5 LOWEST PRICED OF
               10 HIGHEST DIVIDEND         THE 10 HIGHEST
YEAR           YIELDING STOCKS(/1/) DIVIDEND YIELDING STOCKS(/1/)     DJIA
----           -------------------- ----------------------------- -------------
1973..........         4.01%                    20.01%              (13.20)%
1974..........       (1.02)%                   (5.40)%              (23.64)%
1975..........        56.10%                    64.77%                44.46%
1976..........        35.18%                    40.96%                22.80%
1977..........       (1.95)%                     5.49%              (12.91)%
1978..........         0.03%                     1.23%                 2.66%
1979..........        13.01%                     9.84%                10.60%
1980..........        27.90%                    41.69%                21.90%
1981..........         7.46%                     3.19%               (3.61)%
1982..........        27.12%                    43.37%                26.85%
1983..........        39.07%                    36.38%                25.82%
1984..........         6.22%                    11.12%                 1.29%
1985..........        29.54%                    38.34%                33.28%
1986..........        35.63%                    30.89%                27.00%
1987..........         5.59%                    10.69%                 5.66%
1988..........        24.57%                    21.47%                16.03%
1989..........        26.97%                    10.55%                32.09%
1990..........       (7.82)%                  (15.74)%               (0.73)%
1991..........        34.20%                    62.03%                24.19%
1992..........         7.69%                    22.90%                 7.39%
1993..........        27.08%                    34.01%                16.87%
1994..........         4.21%                     8.27%                 5.03%
1995..........        36.85%                    30.50%                36.67%
1996..........        28.35%                    26.20%                28.71%
1997..........        21.68%                    19.97%                24.82%

----------------------------
(1) The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA for any given period were selected by ranking the dividend yields for each of the stocks in the index, as of the beginning of the period, and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period.

(2) Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return does not take into consideration any reinvestment of dividend income and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the twenty-five years listed above, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 18.44%, while the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 21.39%. In addition, over this period, the individual strategies achieved a greater average annual total return than that of the DJIA, which was 13.08%. Although each Target Subaccount seeks to achieve a better performance than the index as a whole, there can be no assurance that a Target Subaccount will achieve a better performance.

PAST PERFORMANCE OF THE DJIA

                                     LOGO

  The chart above represents past performance of the DJIA, the Ten Highest Dividend Yielding DJIA Stocks and the Five Lowest Priced Stocks of the Ten Highest Yielding DJIA Stocks (but not The Dow Target 10 Subaccount or The Dow Target 5 Subaccount) from January 1, 1973 through December 31, 1997 and should not be considered indicative of future results. Further, these results are hypothetical. The chart assumes that all dividends during a year are reinvested at the end of that year and does not reflect sales charges, commissions, expenses or taxes. There can be no assurance that either The Dow Target 10 Subaccount or The Dow Target 5 Subaccount will outperform the DJIA.

  Investors should not rely on the preceding financial information as an indication of the past or future performance of the Target Subaccounts.

STANDARDIZED PERFORMANCE DATA

  From time to time, PFL may advertise historical total returns for the Target Subaccounts. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

  The total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. To the extent that any or all of a premium tax is applicable to a particular Policy, the total return of that Policy will be reduced. For additional information regarding total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

NON-STANDARDIZED PERFORMANCE DATA

  PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a Target Subaccount. The non-standard data may assume that the Policy remains in force and therefore not reflect the Surrender Charge. The non-standard performance data may make other assumptions such as the amount invested in a Subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments and may also make other assumptions.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service office upon request.

                              PORTFOLIO TURNOVER

  It is anticipated that each Target Subaccount's annual rate of portfolio turnover normally will not exceed 100%. Portfolio turnover for each Target Subaccount will vary from year to year, and depending on market conditions, the portfolio turnover rate could be greater in periods of unusual market movement. A higher turnover rate would result in heavier brokerage commissions or other transactional expenses which must be borne, directly or indirectly by each subaccount, and ultimately by you.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:
                               TABLE OF CONTENTS

                                    PART I

                                                                            PAGE
                                                                            ----
THE POLICY--GENERAL PROVISIONS
  Owner....................................................................   4
  Entire Policy............................................................   4
  Delay of Payment and Transfers...........................................   4
  Misstatement of Age or Sex...............................................   5
  Reallocation of Policy Values After the Annuity Commencement Date........   5
  Assignment...............................................................   5
  Evidence of Survival.....................................................   6
  Non-Participating........................................................   6
  Amendments...............................................................   6
  Addition, Deletion, or Substitution of Investments.......................   6
FEDERAL TAX MATTERS........................................................   7
  Tax Status of the Policy.................................................   7
  Taxation of PFL..........................................................   7
INVESTMENT EXPERIENCE......................................................   8
  Accumulation Units.......................................................   8
  Annuity Unit Value and Annuity Payment Rates.............................   9
HISTORICAL PERFORMANCE DATA................................................  11
  Money Market Yields......................................................  11
  Other Subaccount Yields..................................................  12
  Total Returns............................................................  13
  Other Performance Data...................................................  14
  Adjusted Performance Data--The Mutual Fund Account.......................  14

                                  PART II


  PAGE
  ----


THE TARGET ACCOUNT..........................................................  14
  What is the Investment Strategy?..........................................  14
  Determination of Unit Value; Valuation of Securities......................  15
MANAGEMENT..................................................................  16
  The Board of Managers.....................................................  16
  The Investment Advisory Services..........................................  19
  The Manager...............................................................  19
  Transfer Agent and Custodian..............................................  20
BROKERAGE ALLOCATION........................................................  20
INVESTMENT RESTRICTIONS.....................................................  20
  Fundamental Policies......................................................  20
  Operating Policies........................................................  21
  Options and Futures Strategies............................................  21
  Securities Lending........................................................  23

                                    PART III

STATE REGULATION OF PFL.....................................................  24
ADMINISTRATION..............................................................  24
RECORDS AND REPORTS.........................................................  24
DISTRIBUTION OF THE POLICIES................................................  24
OTHER PRODUCTS..............................................................  25
CUSTODY OF ASSETS...........................................................  25
LEGAL MATTERS...............................................................  25
OTHER INFORMATION...........................................................  25
FINANCIAL STATEMENTS........................................................  25
INDEPENDENT AUDITORS........................................................  26

                                  APPENDIX A

                         EXCESS INTEREST ADJUSTMENT(1)

  The formula which will be used to determine the Excess Interest Adjustment
(EIA) is:

                              S* (G - C)* (M/12)

S=  Gross amount being withdrawn that is subject to the EIA

G=  Guaranteed Interest Rate in effect for the policy

C= Current Guaranteed Interest Rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M= Number of months remaining in the current option period, rounded up to the next higher whole number of months.

EXAMPLE 1 (SURRENDER, RATES INCREASE BY 3%):

Single Premium:                           $50,000

Guarantee Period:                         5 Years

Guarantee Rate:                           5.50% per annum

Surrender:                                Middle of Contract Year 3

Policy Value at middle of Contract        = 50,000* (1.055) R 2.5 = 57,161.18
 Year 3

Penalty Free Amount at middle of
 Contract Year 3
                                          = 57,161.18* .10 = 5,716.12

Amount Subject to EIA                     = 57,161.18 - 5,716.12 = 51,445.06

EIA Floor                                 = 50,000* (1.03) R 2.5 = 53,834.80

Excess Interest Adjustment

 G=.055

 C=.085

 M=30

Excess Interest Adjustment                = S* (G - C)* (M/12)
                                          = 51,445.06* (.055 - .085)* (30/12)
                                          = -3,858.38, but Excess Interest
                                            Adjustment cannot cause the
                                            Adjusted Policy Value to fall
                                            below the floor, so the adjustment
                                            is limited to 53,834.80 -
                                            57,161.18
                                          = -3,326.38

Adjusted Policy Value ("APV")             = PV + EIA = 57,161.18 + (-3,326.38)
                                          = 53,834.80

Surrender Charges                         =(50,000 - 5,716.12)* .06 = 2,657.03

Net Surrender Value at middle of
 Contract Year 3
                                          =53,834.80 - 2,657.03 = 51,177.77

----------------------------
(1)* represents multiplication;
  R represents exponentiation.

EXAMPLE 2 (SURRENDER, RATES DECREASE BY 1%):

Single Premium:                           $50,000

Guarantee Period:                         5 Years

Guarantee Rate:                           5.50% per annum

Surrender:                                Middle of Contract Year 3

Policy Value at middle of Contract
 Year 3                                   = 50,000* (1.055) R 2.5 = 57,161.18

Penalty Free Amount at middle of
 Contract Year 3                          = 57,161.18* .10 = 5,716.12


Amount Subject to EIA                     = 57,161.18 - 5,716.12 = 51,445.06

EIA Floor                                 = 50,000* (1.03) R 2.5 = 53,834.80

Excess Interest Adjustment

 G=.055

 C=.045

 M=30

Excess Interest Adjustment                = S* (G - C)* (M/12)
                                          = 51,445.06* (.055 - .045)* (30/12)
                                          = 1,286.13

Adjusted Policy Value                     = 57,161.18 + 1,286.13 = 58,447.31

Surrender Charges                         = (50,000 - 5,716.12)* .06 =
                                            2,657.03

Net Surrender Value at middle of
 Contract Year 3                          = 58,447.31 - 2,657.03 = 55,790.28


  On a Partial Withdrawal, PFL will pay the policy holder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:

                                   R -E + SC

R=   the requested Partial withdrawal;
E=   the Excess Interest Adjustment; and
SC=  the Surrender Charges on (EPW - E); where
EPW= the Excess Partial Withdrawal amount.

EXAMPLE 3 (PARTIAL WITHDRAWAL, RATES INCREASE BY 1%):

Single Premium:                           $50,000

Guarantee Period:                         5 Years

Guarantee Rate:                           5.50% per annum

Partial Withdrawal:                       $20,000; Middle of Contract Year 3

Policy Value at middle of Contract        = 50,000* (1.055) R 2.5 = 57,161.18
 Year 3

Penalty Free Amount at middle of
 Contract Year 3
                                          = 57,161.18* .10 = 5,716.12

Excess Interest/Surrender Charge (SC)
 Adjustment

 S=20,000 - 5,716.12 = 14,283.88

 G=.055

 C=.065

 M=30

 E=14,283.88* (.055 - .065)* (30/12) = - 357.10

 EPW=20,000 - 5,716.12 = 14,283.88

 SC=.06* (14,283.88 - (- 357.10) = 878.46

Remaining Policy Value at middle of
 Contract Year 3
                                          = 57,161.18 - (R - E + SC)
                                          = 57,161.18 - (20,000 - (- 357.10) +
                                            878.46)
                                          = 35,925.62

EXAMPLE 4 (PARTIAL WITHDRAWAL, RATES DECREASE BY 1%):

Single Premium:                           $50,000

Guarantee Period:                         5 Years

Guarantee Rate:                           5.50% per annum

Partial Withdrawal:                       $20,000; Middle of Contract Year 3

Policy Value at middle of Contract        =  50,000* (1.055) R 2.5 = 57,161.18
 Year 3

Penalty Free Amount at middle of
 Contract Year 3
                                          = 57,161.18* .10 = 5,716.12

Excess Interest/Surrender Charge
 Adjustment

 S=20,000 - 5,716.12 = 14,283.88

 G=.055

 C=.045

 M=30

 E=14,283.88* (.055 - .045)* (30/12) = 357.10

 EPW=20,000 - 5,716.12 = 14,283.88

 SC=.06* (14,283.88 - 357.10) = 835.61

Remaining Policy Value at middle of
 Contract Year 3
                                          = 57,161.18 - (R - E + SC)
                                          = 57,161.18 - (20,000 - 357.10
                                            + 835.61)
                                          = 36,682.67

                                  APPENDIX B

  The dates shown below are the approximate first issue dates of the various versions of the Policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the Policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

-------------------------------------------------------------
Policy Form/Endorsement          Approximate First Issue Date
-------------------------------------------------------------
AV201 101 65 189 (Policy Form)   January 1991
-------------------------------------------------------------
AE830 292 (endorsement)          May 1992
-------------------------------------------------------------
AE847 394 (endorsement)          June 1994
-------------------------------------------------------------
AE871 295 (endorsement)          May 1995
-------------------------------------------------------------
AV254 101 87 196 (Policy Form)   June 1996
-------------------------------------------------------------
AE909 496 (endorsement)          June 1996
-------------------------------------------------------------
AE890 196 (endorsement)          June 1996
-------------------------------------------------------------
AV320 101 99 197 (Policy Form)   May 1997
-------------------------------------------------------------
AE945 197 (endorsement)          May 1997
-------------------------------------------------------------
AV376 101 106 198 (Policy Form)  Anticipated: May 1998
-------------------------------------------------------------

Product             AV201 101 65 189   AV201 101 65 189,  AV201 101 65 189,  AV254 101 87 196,  AV320 101 99 197,
Feature                                AE830 292, and     AE847 394, and     AE909 496, and     and AE945 197
                                        AE847 394          AE871 295          AE890 196
-------------------------------------------------------------------------------------------------------------------
Excess Interest     N/A                N/A                N/A                yes                yes
Adjustment
-------------------------------------------------------------------------------------------------------------------
Guaranteed          Total Premiums     5% Annually        5% Annually        5% Annually        5% Annually
Minimum Death       Paid, less any     Compounding        Compounding        Compounding        Compounding (Option
Benefit             partial            (Option A).        (Option A) or      (Option A) or      A), Annual Step-Up
Option(s)           withdrawals and                       Annual Step-Up     Annual Step-Up     (Option B), or
                    any surrender                         (Option B). Option (Option B). Option Return of Premium
                    charges made                          A is only          A is only          (Option C). Option
                    before death,                         available if Owner available if Owner A is only available
                    accumulated at 4%                     and Annuitant are  and Annuitant are  if Owner and
                    to the date we                        both under age 75. both under age 75. Annuitant are both
                    receive due proof                                                           under age 75.
                    of death or the                                                             Option B is only
                    Policy Value on                                                             available if Owner
                    the date we                                                                 and Annuitant are
                    receive due proof                                                           under age 81.
                    of death, which
                    ever is greater.
-------------------------------------------------------------------------------------------------------------------
Guaranteed          1 and 3 year       1 and 3 year       1 and 3 year       1, 3, 5, and 7     1, 3, 5 and 7 year
Period Options      guaranteed periods guaranteed periods guaranteed periods year guaranteed    guaranteed periods
(available in       available.         available.         available.         periods available. available.
the Fixed
Account)
-------------------------------------------------------------------------------------------------------------------
Minimum             4%                 4%                 4%                 3%                 3%
effective annual
interest rate
applicable to
the fixed
account
-------------------------------------------------------------------------------------------------------------------
Asset               N/A                N/A                N/A                Yes                Yes
Rebalancing
-------------------------------------------------------------------------------------------------------------------
Death Proceeds      Greater of 1) the  Greater of (a)     Greatest of (a)    Greatest of (a)    Greatest of (a)
                    Policy Value on    Policy Value and   Annuity Purchase   Annuity Purchase   Policy Value, (b)
                    the date we        (b) 5% Annually    Value, (b) Cash    Value, (b) Cash    Cash Value, and (c)
                    receive due proof  Compounding Death  Value, and (c)     Value, and (c)     Guaranteed Minimum
                    of death, or 2)    Benefit            Guaranteed Minimum Guaranteed Minimum Death Benefit.
                    the total premiums                    Death Benefit      Death Benefit.
                    paid for this
                    policy, less any
                    partial
                    withdrawals and
                    any surrender
                    charges made
                    before death,
                    accumulated at 4%
                    interest per annum
                    to the date we
                    receive due proof
                    of death
-------------------------------------------------------------------------------------------------------------------
Distribution        N/A                N/A                N/A                N/A                Applicable
Financing Charge
-------------------------------------------------------------------------------------------------------------------
Is Mortality &      No                 No                 No                 No                 No
Expense Risk Fee
different after
the Annuity
Commencement
Date?
-------------------------------------------------------------------------------------------------------------------
Dollar Cost         N/A                N/A                N/A                yes                yes
Averaging Fixed
Account Option
-------------------------------------------------------------------------------------------------------------------
Service Charge      $35 assessed on    $35 assessed on    Assessed only on a Assessed only on a Assessed either on
                    each Policy        each Policy        Policy             Policy             a Policy
                    Anniversary. Not   Anniversary. Not   Anniversary;       Anniversary;       Anniversary or on
                    deducted from the  deducted from the  Waived if Sum of   Waived if Sum of   Surrender; Waived
                    Fixed Account.     Fixed Account.     Premium Payments   Premium Payments   if Sum of Premium
                                                          less partial       less partial       Payments less
                                                          withdrawals is at  withdrawals is at  partial withdrawals
                                                          least $50,000 on   least $50,000 on   or the Policy Value
                                                          the Policy         the Policy         is at least $50,000
                                                          Anniversary. Not   Anniversary. Not   on the Policy
                                                          deducted from the  deducted from the  Anniversary or at
                                                          Fixed Account.     Fixed Account.     the time of
                                                                                                Surrender. The
                                                                                                Service Charge is
                                                                                                deducted pro-rata
                                                                                                from the Investment
                                                                                                Options.
-------------------------------------------------------------------------------------------------------------------
Nursing Care and    N/A                yes                yes                yes                yes
Terminal Condition
Withdrawal
Option
Product             AV376 101 106 1197,
Feature             and AE 945 197
-------------------------------------------------------------------------------------------------------------------
Excess Interest     yes
Adjustment
-------------------------------------------------------------------------------------------------------------------
Guaranteed          5% Annually
Minimum Death       Compounding (Option
Benefit             A), Double Enhanced
Option(s)           (Option B), or
                    Return of Premium
                    (Option C). Option
                    A is only available
                    if Owner and
                    Annuitant are both
                    under age 75.
                    Option B is only
                    available if Owner
                    and Annuitant are
                    both under age 81.
-------------------------------------------------------------------------------------------------------------------
Guaranteed          1, 3, 5, and 7 year
Period Options      guaranteed periods
(available in       available.
the Fixed
Account)
-------------------------------------------------------------------------------------------------------------------
Minimum             3%
effective annual
interest rate
applicable to
the fixed
account
-------------------------------------------------------------------------------------------------------------------
Asset               Yes
Rebalancing
-------------------------------------------------------------------------------------------------------------------
Death Proceeds      Greatest of (a)
                    Policy Value, (b)
                    Cash Value, and (c)
                    Guaranteed Minimum
                    Death Benefit.
-------------------------------------------------------------------------------------------------------------------
Distribution        Applicable
Financing Charge
-------------------------------------------------------------------------------------------------------------------
Is Mortality &      Yes (1.10%, plus
Expense Risk Fee    Administrative
different after     Charge, regardless
the Annuity         of death benefit
Commencement        chosen prior to the
Date?               Annuity
                    Commencement Date)
-------------------------------------------------------------------------------------------------------------------
Dollar Cost         yes
Averaging Fixed
Account Option
-------------------------------------------------------------------------------------------------------------------
Service Charge      Assessed either on
                    a Policy
                    Anniversary or on
                    Surrender; Waived
                    if Sum of Premium
                    Payments less
                    partial withdrawals
                    or the Policy Value
                    is at least $50,000
                    on the Policy
                    Anniversary or at
                    the time of
                    Surrender. The
                    Service Charge is
                    deducted pro-rata
                    from the Investment
                    Options.
-------------------------------------------------------------------------------------------------------------------
Nursing Care and    yes
Terminal Condition
Withdrawal
Option

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                Issued through

                             PFL ENDEAVOR VARIABLE
                               ANNUITY ACCOUNTS

                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                               ----------------

  This statement of additional information expands upon subjects discussed in the current prospectus for the Endeavor Variable Annuity (the "Policy") offered by PFL Life Insurance company. You may obtain a copy of the Prospectus dated May 1, 1998 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND TARGET ACCOUNT, ENDEAVOR SERIES TRUST, AND THE GROWTH PORTFOLIO OF THE WRL SERIES FUND, INC.

Dated: May 1, 1998

                               TABLE OF CONTENTS

                                     PART I

                                                                            PAGE
                                                                            ----
THE POLICY--GENERAL PROVISIONS.............................................   4
  Owner....................................................................   4
  Entire Policy............................................................   4
  Delay of Payment and Transfers...........................................   5
  Misstatement of Age or Sex...............................................   5
  Reallocation of Policy Values After the Annuity Commencement Date........   5
  Assignment...............................................................   5
  Evidence of Survival.....................................................   6
  Non-Participating........................................................   6
  Amendments...............................................................   6
  Addition, Deletion, or Substitution of Investments.......................   6
FEDERAL TAX MATTERS........................................................   7
  Tax Status of the Policy.................................................   7
  Taxation of PFL..........................................................   7
INVESTMENT EXPERIENCE......................................................   8
  Accumulation Units.......................................................   8
  Annuity Unit Value and Annuity Payment Rates.............................   9
HISTORICAL PERFORMANCE DATA................................................  11
  Money Market Yields......................................................  11
  Other Subaccount Yields..................................................  12
  Total Returns............................................................  13
  Other Performance Data...................................................  14
  Adjusted Performance Data--The Mutual Fund Account.......................  14

                                    PART II

THE TARGET ACCOUNT.........................................................  14
  What is the Investment Strategy?.........................................  14
  Determination of Unit Value; Valuation of Securities.....................  15
MANAGEMENT.................................................................  16
  The Board of Managers....................................................  16
  The Investment Advisory Services.........................................  19
  The Manager..............................................................  19
  Transfer Agent and Custodian.............................................  20
BROKERAGE ALLOCATION.......................................................  20
INVESTMENT RESTRICTIONS....................................................  20
  Fundamental Policies.....................................................  20
  Operating Policies.......................................................  21
  Options and Futures Strategies...........................................  21
  Securities Lending.......................................................  23

                                    PART III

STATE REGULATION OF PFL....................................................  24
ADMINISTRATION.............................................................  24
RECORDS AND REPORTS........................................................  24
DISTRIBUTION OF THE POLICIES...............................................  24
CUSTODY OF ASSETS..........................................................  25

                                                                           PAGE
                                                                           ----
OTHER PRODUCTS............................................................  25
LEGAL MATTERS.............................................................  25
OTHER INFORMATION.........................................................  25
FINANCIAL STATEMENTS......................................................  25
INDEPENDENT AUDITORS......................................................  26

  In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to you. Part I of this Statement of Additional Information provides additional information regarding the Policy. Part II of this Statement of Additional Information (beginning on p. 14) provides information regarding the operations and investment activities of the Target Account, including its investment policies. Part III provides miscellaneous additional information about PFL and the Accounts.

                                    PART I

                        THE POLICY--GENERAL PROVISIONS

OWNER

  The Policy shall belong to you, as the Owner, upon issuance of the Policy after completion of an application and delivery of the initial Premium Payment. While the Annuitant is living, you may: (1) assign the Policy; (2) surrender the Policy; (3) amend or modify the Policy with PFL's consent; (4) receive annuity payments or name a Payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of your spouse in a community or marital property state.

  Unless PFL has been notified of a community or marital property interest in the Policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

  A Successor Owner can be named in the Policy application or information provided in lieu thereof or in a Written Notice. The Successor Owner will become the new Owner upon your death, if you predecease the Annuitant. If no Successor Owner survives you and you predecease the Annuitant, your estate will become the Owner.

  You may change the ownership of the Policy in a Written Notice. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. A change of ownership may have adverse tax consequences.

  When there is a change of Owner or Successor Owner, the change will take effect as of the date the Owner signs the Written Notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the Owner or naming a new Successor Owner cancels any prior choice of Successor Owner, but does not change the designation of the Beneficiary or the Annuitant.

  If ownership is transferred (except to your spouse) because you die before the Annuitant, the Cash Value generally must be distributed to the Successor Owner within five years of your death, or payments must be made for a period certain or for the Successor Owner's lifetime so long as any period certain does not exceed that Successor Owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

  The Policy and any endorsements thereon and the Policy application (or information provided in lieu thereof) constitute the entire contract between PFL and you. All statements in the application are representations and not warranties. No statement will cause the Policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

DELAY OF PAYMENT AND TRANSFERS

  Payment of any amount due from the Mutual Fund Account or the Target Account in respect of a surrender, partial withdrawal, the Death Benefit or the death of the Owner of a Nonqualified Policy generally will occur within seven business days from the date the Written Notice (and any other required documentation or information) is received, except that PFL may be permitted to defer such payment from the Mutual Fund Account or the Target Account if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (the "SEC") or the SEC requires that trading be restricted; or (3) the SEC permits a delay for your protection. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

  Certain delays and restrictions apply to transfers of amounts out of the Fixed Account. See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 27 of the Prospectus.

MISSTATEMENT OF AGE OR SEX

  If the age or sex of the Annuitant or Owner has been misstated, PFL will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to PFL.

REALLOCATION OF POLICY VALUES AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, you may reallocate the value of a designated number of Annuity Units of a Subaccount of the Mutual Fund Account ("Mutual Fund Subaccount") or of a Subaccount of the Target Account ("Target Subaccount")then credited to a Policy into an equal value of Annuity Units of one or more other Mutual Fund Subaccounts, Target Subaccounts, or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the Account(s) or Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the Account or Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in an Account or Subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to PFL's Administrative and Service Office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of Annuity Units may be made in any given Policy Year.

ASSIGNMENT

  During the lifetime of the Annuitant you may assign any rights or benefits provided by the Policy. An assignment will not be binding on PFL until a copy has been filed at its Administrative and Service Office. Your rights and benefits and those of the Beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

  Unless you so direct by filing Written Notice with PFL, no Beneficiary may assign any payments under the Policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.

EVIDENCE OF SURVIVAL

  PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

NON-PARTICIPATING

  The Policy will not share in PFL's surplus earnings; no dividends will be paid.

AMENDMENTS

  No change in the Policy is valid unless made in writing by PFL and approved by one of PFL's officers. No Registered Representative has authority to change or waive any provision of the Policy.

  PFL reserves the right to amend the Policies to meet the requirements of the Internal Revenue Code (the "Code"), regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

  PFL cannot and does not guarantee that any of the Portfolios or Subaccounts will always be available for Premium Payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the Mutual Fund Account and its investments. PFL reserves the right to eliminate the shares of any Portfolio held by a Mutual Fund Subaccount and to substitute shares of another Portfolio of the Underlying Funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in PFL's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Mutual Fund Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Mutual Fund Subaccount will not be made without prior notice to you and the prior approval of the SEC. PFL retains the right, subject to any applicable law, to make certain changes in the Target Account and its investments. PFL reserves the right to eliminate a Target Subaccount if, in PFL's judgment, investment in any Target Subaccount would be inappropriate in view of the purposes of the Policy. Nothing contained herein shall prevent the Mutual Fund Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

  New Subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by PFL. Each additional Subaccount will purchase shares in a mutual fund portfolio, other investment vehicle, or, in the case of the Target Account, in shares of common stock. PFL may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the Subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another Subaccount, or in the Fixed Account, if appropriate.

  In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Mutual Fund Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts, and the Target Account may be (i) operated in any form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the Mutual Fund Account or the Target Account associated with the Policies to another account or accounts.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

  Distribution Requirements. The Code requires that Nonqualified Policies contain specific provisions for distribution of Policy proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after such Owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the "Designated Beneficiary" as defined in section 72(s) of the Code. However, if upon such Owner's death prior to the Annuity Commencement Date, such Owner's surviving spouse becomes the sole new Owner under the Policy, then the Policy may be continued with the surviving spouse as the new Owner. Under the Policy, the Beneficiary is the Designated Beneficiary of an Owner/Annuitant and the Successor Owner is the Designated Beneficiary of an Owner who is not the Annuitant. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the death of the Owner. The Nonqualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF PFL

  PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The Mutual Fund Account and the Target Account are treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Mutual Fund Account or the Target Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Mutual Fund Account or the Target Account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the Mutual Fund Account or the Target Account, PFL may make a charge to that Account.

                             INVESTMENT EXPERIENCE

  A "Net Investment Factor" is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.

ACCUMULATION UNITS

  Upon allocation to the selected Mutual Fund Subaccount or Target Subaccount, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative and Service Office or, in the case of the initial Premium Payment, when the Policy application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 (except the WRL Growth Subaccount and the Target Subaccounts which were established at $10) at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange and PFL's Administrative and Service Office are open for business.

  For the Mutual Fund Account, an index (the "Net Investment Factor") which measures the investment performance of a Subaccount during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. You bear this investment risk. The Net Investment Performance of a Subaccount and deduction of certain charges affect the Accumulation Unit Value.

  The Net Investment Factor for any Mutual Fund Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by PFL to have resulted during the Valuation Period from the investment operations of the Subaccount;

    (b) is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period.

    (c) is the charge for Mortality and Expense Risk during the Valuation Period, equal on an annual basis to 1.25% (for both the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit) and 1.10% (for the Return of Premium Death Benefit) of the daily net asset value of the Subaccount, plus the .15% Administrative Charge plus the Distribution Financing Charge of .15%. The Distribution Financing Charge is assessed only during the first seven Policy Years and prior to the Annuity Commencement Date.

   ILLUSTRATION OF MUTUAL FUND ACCOUNT ACCUMULATION UNIT VALUE CALCULATIONS

FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR

Net Investment Factor = (A + B - C) - E
                         ---------
                             D

   Where: A =   The Net Asset Value of an Underlying Fund share as of the end of the current Valuation Period.
                Assume..........................................A = $11.57

          B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
                Assume...............................................B = 0

          C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
                Assume...............................................C = 0

          D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
                Assume..........................................D = $11.40

          E = The daily deduction for the Mortality and Expense Risk Fee, the Administrative Charge, and the Distribution Financing Charge, which totals 1.55% on an annual basis for the first seven years and 1.40% thereafter. On a daily basis, E equals .0000421409 for the first seven years and .0000380909 thereafter.

Then, the Net Investment Factor = (11.57 + 0 - 0) - .0000421409 = Z = 1.0148701398
                                  --------------
                                     (11.40)

for the first seven years, and (11.57 + 0 - 0) - 0000380909 = 1.0148741898
                                -------------
                                   11.40
thereafter.


FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

   Where: A = The Accumulation Unit Value for the immediately preceding
              Valuation Period.
              Assume.............................................. = $ X

          B = The Net Investment Factor for the current Valuation Period.
              Assume................................................ = Y

Then, the Accumulation Unit Value = $ X X Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

  For both the Mutual Fund Account and the Target Account, the amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the assumed interest rate of 5% annually. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the assumed rate. The value of a variable Annuity Unit in each Subaccount was established at $1.00 on the date operations began for that Subaccount. For the Mutual Fund Account, the value of a variable Annuity Unit on any subsequent Business Day is equal to (a) multiplied by (b) multiplied by (c), where:

    (a) is the variable Annuity Unit Value on the immediately preceding Business Day;

    (b) is the Net Investment Factor for the valuation period; and

    (c) is the investment result adjustment factor for the valuation period.

  The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.

  For the Target Account, at the end of each Valuation Period, the Annuity Unit Value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by a Net Investment Factor for the current Valuation Period, and then multiplying that product by an investment result adjustment factor for the purpose of offsetting the effect of an Assumed Investment Return of 5.0% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The Net Investment Factor for the Target Subaccounts is very similar to the Net Investment Factor for the Mutual Fund Account, except that it is based upon the value of the assets in the subaccount instead of the net asset value for a mutual fund share. The Net Investment Factor includes a charge for mortality and expense risks, that is, the Mortality and Expense Risk Fee, and
Administrative Charge (see "Charges and Deductions" at page   of the
Prospectus).

  The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Policy also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A X B X C

   Where: A = Annuity Unit Value for the immediately preceding Valuation Period.
              Assume................................................ = $ X

          B = Net Investment Factor for the Valuation Period for which the
              Annuity Unit Value is being calculated.
              Assume................................................ =   Y

          C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
              Assume................................................ =   Z

Then, the Annuity Unit Value is:
            $ X X Y X Z = $ Q

FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment =  A X B
                                         ------
                                         $1,000

   Where: A = The Adjusted Policy Value as of the Annuity Commencement Date.
              Assume.............................................. = $ X

          B = The Annuity purchase rate per $1,000 of Adjusted Policy Value based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Policy.
              Assume.............................................. = $ Y

Then, the first Monthly Variable Annuity
    Payment = $ X X $ Y = $ Z
              ----------
                  1,000

FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units =  A
                          ---
                           B

   Where: A = The dollar amount of the first monthly Variable Annuity Payment.
              Assume.............................................. = $ X

          B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
              Assume.............................................. = $ Y

Then, the number of Annuity Units $ X = Z
                                  ----
                                  $ Y

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

  PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the Administrative Charges; (ii) the Mortality and Expense Risk Fee, and (iii) the Distribution Financing Charge. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS= The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=  Per unit expenses of the Subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

  Because of the charges and deductions imposed under a Policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Policy.

  PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

           Effective Yield = (1 + ((NCS - ES)/UV)) /(365/7/ - 1

Where:

NCS= The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=  Per unit expenses of the Subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

  The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.054%, and the effective yield was 3.100% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.199%, and the effective yield was 3.250% for the Return of Premium Death Benefit.

OTHER SUBACCOUNT YIELDS

  PFL may from time to time advertise or disclose the current annualized yield of one or more of the Mutual Fund Subaccounts and the Target Subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Subaccount less Subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the Subaccount include
(i) the Administrative Charges; (ii) the Mortality and Expense Risk Fee; and
(iii) the Distribution Financing Charge. The 30-day yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U - UV)) + 1)/6/ - 1)

Where:
NI = Net investment income of the Subaccount for the 30-day period attributable to the Subaccount's unit.

ES = Expenses of the Subaccount for the 30-day period.

U  = The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

  Because of the charges and deductions imposed by the Mutual Fund Account, the yield for a Mutual Fund Subaccount will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Policy.

  The yield on amounts held in the Mutual Fund Subaccounts and the Target Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

  PFL may from time to time also advertise or disclose total returns for one or more of the Mutual Fund Subaccounts or the Target Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

  Total returns will be calculated using Subaccount Unit Values which PFL calculates on each Business Day based on the performance of the Mutual Fund Account's underlying Portfolio, and the Target Subaccount's common shares, and the deductions for the Mortality and Expense Risk Fee, the Distribution Financing Charges, and the Administrative Charges. The total return for each Target Subaccount will also reflect the Manager's Fee and other operating expenses. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                             P (1 + T)/N/ = ERV

Where:
T   =  The average annual total return net of Subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P   =  A hypothetical initial payment of $1,000.

N   =  The number of years in the period.

OTHER PERFORMANCE DATA

  PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

  PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                              CTR = (ERV / P) - 1

Where:
CTR = The cumulative total return net of Subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P   = A hypothetical initial payment of $1,000.

  All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

ADJUSTED PERFORMANCE DATA--THE MUTUAL FUND ACCOUNT

  From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Mutual Fund Subaccount commenced operations. Such performance information for the Mutual Fund Subaccounts will be calculated based on the performance of the various Portfolios and the assumption that the Mutual Fund Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges that are currently in effect.

                                    PART II

                              THE TARGET ACCOUNT

WHAT IS THE INVESTMENT STRATEGY?

  The objective of each of the Target Subaccounts is to provide an above-average total return through a combination of dividend income and capital appreciation. While the objectives of the Target Subaccounts are the same, each Target Subaccount follows a different investment strategy (set forth below) in order to achieve its stated objective.

  Each Target Subaccount will initially invest in equal amounts in the common stock described below for each Target Subaccount (the "Common Shares") determined as of a specified business day (the "Initial Stock Selection Date"). The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the Dow Jones Industrial Average (the "DJIA") that have the highest dividend yield. The Dow Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in The Dow Target 10 Subaccount. These stocks will be held for one year.

  At the Initial Stock Selection Date, a percentage relationship among the number of Common Shares in a Target Subaccount will be established. When additional funds are deposited into the Target Subaccount, additional Common Shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of Common Shares established at the initial purchase. Sales of Common Shares by the Target Subaccount will likewise attempt to replicate the percentage relationship of Common Shares. The percentage relationship among the number of Common Shares in the Target Subaccount should therefore remain stable. However, given the fact that the market price of such Common Shares will vary throughout the year, the value of the Common Shares of each of the companies as compared to the total assets of the Target Subaccount will fluctuate during the year, above and below the proportion established on a Stock Selection Date. On the last Business Day of the 12-month period following the preceding Stock Selection Date ("Annual Stock Selection Date"), a new percentage relationship will be established among the number of Common Shares described above for each Target Subaccount on such date. Common Shares may be sold or new equity securities bought so that the Target Subaccount is equally invested in the common stock of each company meeting the Target Subaccount's investment criteria. Thus the Target Subaccount may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional Common Shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of Common Shares as of the Annual Stock Selection Date since the relationship among the value of the Common Shares on the date of any subsequent transactions may be different than the original relationship among their value.

  The yield for each equity security listed on the DJIA is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the Stock Selection Date.

  The publishers of the DJIA are not affiliated with PFL, Endeavor, or First Trust Advisers L.P. and have not participated in the creation of the Target Subaccounts or the selection of the equity securities included therein. Any changes in the components of any of the respective indices made after a Stock Selection Date will not cause a change in the identity of the Common Shares included in a Target Subaccount, including any additional Common Shares purchased thereafter, until the next Annual Stock Selection Date.

  Investors should note that the above criteria were applied and will in the future be applied to the Common Shares selected for inclusion in the Target Subaccounts as of the respective Stock Selection Date. Additional Common Shares which were originally selected through this process may be purchased throughout the year, as investors may continue to invest in the Target Subaccounts, even though the yields on these Common Shares may have changed subsequent to the previous Stock Selection Date. These Common Shares may no longer be included in the index, or may not meet a Target Subaccount's selection criteria at that time, and therefore, such Common Shares would no longer be chosen for inclusion in the Target Subaccounts if the selection process were to be performed again at that time. The equity securities selected as Common Shares and the percentage relationship among the number of shares will not change for purchase or sales by a Target Subaccount until the next Annual Stock Selection Date.

DETERMINATION OF UNIT VALUE; VALUATION OF SECURITIES

  PFL determines the Unit Value of each Target Subaccount each Business Day. This daily determination of Unit Value is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time unless the Exchange closes earlier, by dividing the total assets of a Target Subaccount less all of its liabilities, by the total number of units outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of Unit Value next following the receipt of any purchase or redemption order deemed to be in good order.

  Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations which mature in 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Managers. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Managers of the Target Subaccounts.

                                  MANAGEMENT

THE BOARD OF MANAGERS

  The members of the Board of Managers of the Target Account, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each member is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

 NAME, AGE AND ADDRESS      HELD WITH REGISTRANT           DURING PAST 5 YEARS
 ---------------------    ------------------------ ------------------------------------
*+Vincent J. McGuinness,  President and Manager    From January, 1997 to December 1997,
 Jr. (32)                                          Executive Vice-President of
                                                   Operations and since December, 1997,
                                                   Chief Financial Officer of Endeavor
                                                   Group; from September, 1996 to June,
                                                   1997, Chief Financial Officer and
                                                   since May, 1996, Director, and since
                                                   June, 1997, Executive Vice
                                                   President--Administration of
                                                   Endeavor Management Co.; since
                                                   August, 1996, Chief Financial
                                                   Officer of VJM Corporation; from
                                                   May, 1996 to January 1997, Executive
                                                   Vice President and Director of
                                                   Sales, Western Division of Endeavor
                                                   Group; since May, 1996, Chief
                                                   Financial Officer of McGuinness &
                                                   Associates; from July, 1993 to
                                                   August, 1995 Rocky Mountain Regional
                                                   Marketing Director for Endeavor
                                                   Group; President and Trustee of
                                                   Endeavor Series Trust.

*Vincent J. McGuinness    Manager                  Chairman, Chief Executive Officer
 (63)                                              and Director of McGuinness &
                                                   Associates, Endeavor Group, VJM
                                                   Corporation (oil and gas), until
                                                   July, 1996 McGuinness Group
                                                   (insurance marketing) and until
                                                   January, 1994 Swift Energy Marketing
                                                   Company and since September, 1988
                                                   Endeavor Management Co.; President
                                                   of VJM Corporation, Endeavor
                                                   Management Co. and, since February,
                                                   1996, McGuinness & Associates;
                                                   Trustee, Endeavor Series Trust.

 NAME, AGE AND ADDRESS      HELD WITH REGISTRANT           DURING PAST 5 YEARS
 ---------------------    ------------------------ ------------------------------------
Timothy A. Devine (63)    Manager                  Prior to September, 1993, President
1424 Dolphin Terrace                               and Chief Executive Officer, Devine
Corona del Mar, Califor-                           Properties, Inc. Since September,
nia 92625                                          1993, Vice President, Plant Control,
                                                   Inc. (landscape contracting and
                                                   maintenance); Trustee, Endeavor
                                                   Series Trust.

Thomas J. Hawekotte (63)  Manager                  President, Thomas Hawekotte, P.C.
1200 Lake Shore Drive                              (law practice); Trustee, Endeavor
Chicago, Illinois 60610                            Series Trust.

Steven L. Klosterman      Manager                  Since July, 1995, President of
(46) 5973 Avenida                                  Klosterman Capital Corporation
Encinas, #300                                      (investment adviser); Investment
Carlsbad, California                               Counselor, Robert J. Metcalf &
92008                                              Associates, Inc. (investment
                                                   adviser) from August, 1990 to June,
                                                   1995; Trustee, Endeavor Series
                                                   Trust.

*Halbert D. Lindquist     Manager                  President, Lindquist Associates,
(52)                                               Inc. (investment advisor) and since
1650 E. Fort Lowell Road                           December, 1987 Tucson Asset
Tucson, Arizona 85719-                             Management Inc. (commodity trading
2324                                               advisor), and since November, 1987,
                                                   Presidio Government Securities,
                                                   Incorporated (broker-dealer); since
                                                   January 1998, Chief Investment
                                                   Officer, Gladstone Alternative Asset
                                                   Management, Trustee, Endeavor Series
                                                   Trust.

R. Daniel Olmstead, Jr.   Manager                  Rancher until January, 1997. Since
(66)                                               January, 1997, real estate
2661 Point Del Mar                                 consultant; Trustee, Endeavor Series
Corona Del Mar, Califor-                           Trust.
nia 92625

Keith H. Wood (62)        Manager                  Since 1972, Chairman and Chief
                                                   Executive Officer of Jameson, Eaton
                                                   & Wood (investment adviser) and
                                                   since 1979, President of Ivory &
                                                   Sime International, Inc. (investment
                                                   adviser); Trustee, Endeavor Series
                                                   Trust.

*William. L. Busler (55)  Manager                  President, PFL Life Insurance
4333 Edgewood Road N.E.                            Company; Trustee, Endeavor Series
Cedar Rapids, Iowa                                 Trust.
52499-0001

 NAME, AGE AND ADDRESS     HELD WITH REGISTRANT           DURING PAST 5 YEARS
 ---------------------   ------------------------ ------------------------------------
 Michael J. Roland (39)  Chief Financial Officer  Since June, 1996, Chief Financial
                         (Treasurer)              Officer of Endeavor Group, Endeavor
                                                  Management Co. and Endeavor Series
                                                  Trust; from January, 1995 to April,
                                                  1997, Senior Vice President,
                                                  Treasurer and Chief Financial
                                                  Officer of Pilgrim America Group,
                                                  Pilgrim America Investments, Inc.,
                                                  Pilgrim America Securities and of
                                                  each of the funds in the Pilgrim
                                                  America Group of Funds; from July,
                                                  1994 to December, 1994, partner at
                                                  the consulting firm of Corporate
                                                  Savings Group; From March, 1992 to
                                                  June, 1994, Vice President of PIMCO
                                                  Advisors, LP and of the PIMCO
                                                  Institutional Funds.

 Pamela A. Shelton (48)  Secretary                Since October, 1993, Executive
                                                  Secretary to Chairman of the Board
                                                  and Chief Executive Officer of, and
                                                  since April, 1996, Secretary of
                                                  McGuinness & Associates, Endeavor
                                                  Group, VJM Corporation, McGuinness
                                                  Group (until July, 1996) and
                                                  Endeavor Management Co.; from July,
                                                  1992 to October, 1993,
                                                  Administrative Secretary, Mayor and
                                                  City Council, City of Laguna Niguel,
                                                  California; Secretary, Endeavor
                                                  Series Trust.

--------

*  An "interested person" of the Target Account as defined in the 1940 Act.

+  Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

  The Rules and Regulations of the Target Account provide that the Target Account will indemnify its Board of Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Target Account, except if it is determined in the manner specified in the Rules and Regulations that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Target Account or that such indemnification would relieve any officer or member of the Board of Managers of any liability to the Target Account or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Target Account, at its expense, provides liability insurance for the benefit of its Board of Managers and officers.

  Compensation. For the first full year of the Target Account, the following compensation is estimated to be paid to members of the Board of Managers:

                                           AGGREGATE      TOTAL COMPENSATION
                                          COMPENSATION   FROM ACCOUNT AND FUND
NAME OF PERSON                            FROM ACCOUNT  COMPLEX PAID TO TRUSTEES
--------------                            ------------ -------------------------
Vicent J. McGuinness.....................    $    0             $     0
Timothy A. Devine........................    $1,500             $14,000
Thomas J. Hawekotte......................    $1,500             $14,000
Steven L. Klosterman.....................    $1,500             $14,000
Halbert D. Lindquist.....................    $1,500             $14,000
R. Daniel Olmstead.......................    $1,500             $14,000
Keith H. Wood............................    $1,500             $14,000
Vincent J. McGuinness, Jr. ..............    $    0             $     0
William L. Busler........................    $    0             $     0

THE INVESTMENT ADVISORY SERVICES

  First Trust Advisers L.P. (the "Adviser") is the Target Account's investment adviser. The Adviser manages the assets of each Target Subaccount, consistent with the investment objective and policies described herein and in the Prospectus, pursuant to an investment advisory agreement (the "Advisory Agreement") with Endeavor Investment Advisers, the Target Account's Manager.

  Under the Advisory Agreement, the Adviser provides each Target Subaccount with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of each Target Subaccount in accordance with each Target Subaccount's investment objective, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of each Target Subaccount.

  As compensation for its services, the Adviser receives a fee of 0.35% of the average daily net assets of each Target Subaccount, which is paid by the Manager. Each Target Subaccount's Advisory Agreement also provides that the Adviser, its directors, officers, employees, and certain other persons performing specific functions for the Target Subaccounts will only be liable to the Target Subaccount for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

THE MANAGER

  The Target Account is managed by Endeavor Investment Advisers ("the Manager") which, subject to the supervision and direction of the Target Account's Board of Managers, has overall responsibility for the general management and administration of the Target Account. The Manager is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co., by whose employees all management services performed under the management agreement are rendered to the Target Account, holds a 50.01% interest in the Manager and AUSA Financial Markets, Inc., an affiliate of PFL, holds the remaining 49.99% interest therein. Vincent J. McGuinness, a member of the Board of Managers of the Target Account, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman, Chief Executive Officer and President of Endeavor Management Co.

  The Manager is responsible for providing investment management to the Target Account and in the exercise of such responsibility selects an investment adviser for each of the Target

Subaccounts (the "Adviser") and monitors the Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Target Account with various federal and state statutes, and carries out the directives of the Board of Managers. The Manager is responsible for providing the Target Account with office space, office equipment, and personnel necessary to operate and administer the Target Account's business, and also supervises the provision of services by third parties such as the Target Account's custodian, transfer agent and administrator. Pursuant to an administration agreement, First Data Investor Services Group, Inc. ("FDISG") assists the Manager in the performance of its administrative responsibilities to the Target Account. For its administrative responsibilities, the Target Account pays FDISG, a state fee of $10,000 per annum per subaccount and are out-of-pocket fees of the expenses.

  As compensation for its services, the Manager receives a fee equal to 0.75% of the average daily net assets of each Target Subaccount.

TRANSFER AGENT AND CUSTODIAN

  All cash and securities of each Target Subaccount are held by Boston Safe Deposit and Trust Company as custodian. FDISG, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the Target Account.

                             BROKERAGE ALLOCATION

  The Adviser invests all assets of the Target Subaccounts in common stock and incurs brokerage costs in connection therewith.

  Allocations of transactions by the Target Subaccounts, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the Target Subaccount rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Purchases and sales of securities may be principal transactions; that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. Any transactions for which the Target Subaccounts pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price. Brokerage may be allocated based on the sale of Policies by dealers or activities in support of sales of the Policies. The Target Account has adopted a Brokerage Enhancement Plan, whereby all or a portion of certain brokerage commission paid by the Target Subaccounts may be allocated or credited to the Distributor or other entities marketing the Policies, to help to finance sales activities.

                            INVESTMENT RESTRICTIONS

  Fundamental policies of the Target Subaccounts may not be changed without the approval of the lesser of (1) 67% of the persons holding voting interests (generally Policy Owners) present at a meeting if the holders of more than 50% are present in person or by proxy or (2) more than 50% of the persons holding voting interests. Other restrictions, in the form of operating policies, are subject to change by the Board of Managers without the approval of persons holding a voting interest. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Target Subaccount.

FUNDAMENTAL POLICIES

  As a matter of fundamental policy, each Target Subaccount may not:

    (1) Borrowing. Borrow money, except each Target Subaccount may borrow as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each Target Subaccount will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

    (2) Loans. Make loans, although the Target Subaccounts may purchase money market securities and enter into repurchase agreements; and they may lend their Common Shares.

    (3) Margin. Purchase securities on margin;

    (4) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Target Subaccounts as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each Target Subaccount's total assets, valued at market;

    (5) Real Estate. Purchase or sell real estate;

    (6) Senior Securities. Issue senior securities (except permitted borrowings);

    (7) Short Sales. Effect short sales of securities; or

    (8) Underwriting. Underwrite securities issued by other persons, except to the extent the Target Subaccounts may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

  In addition, as a matter of fundamental policy, each Target Subaccount may engage in futures and options transactions and hold warrants.

OPERATING POLICIES

  As a matter of operating policy, each Target Subaccount may not:

    (1) Control of Companies. Invest in companies for the purpose of exercising management or control;

    (2) Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each Target Subaccount's net assets would be invested in illiquid securities or other securities that are not readily marketable.

    (3) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development program.

OPTIONS AND FUTURES STRATEGIES.

  A Subaccount may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the Adviser plans to purchase through the writing and purchase of options and the purchase or sale of future contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a Subaccount's current return.

  The ability of a Subaccount to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Subaccount will be able to utilize these instruments effectively for the purposes stated below.

  Writing Covered Options on Securities. A Subaccount may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain the Subaccount's investment objective. Call options written by a Subaccount give the holder the right to buy the underlying security from the Subaccount at a started exercise price; put options give the holder the right to sell the underlying security to the Subaccount at a stated price.

  A Subaccount may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Subaccount owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Subaccount owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Subaccount owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Subaccount will maintain in a segregated account at the Subaccount's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Subaccount's obligation under the option. A Subaccount may also write combinations of covered puts and covered calls on the same underlying security.

  A Subaccount will receive a premium from writing an option, which increases the Subaccount's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Subaccount will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Subaccount will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

  A Subaccount may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Subaccount will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Subaccount.

  Purchasing Put and Call Options on Securities. A Subaccount may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Subaccount, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Subaccount might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

  A Subaccount may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Subaccount, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this matter, any profit which the Subaccount might have realized had it brought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

  No Subaccount intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Subaccount at the time of such transaction would exceed 5% of its total assets.

  Limitations. A Subaccount will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Subaccount unless the transaction meets certain "bona fide hedging" criteria.

  Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Subaccount's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. Although a Subaccount will not enter into an option or futures position unless the Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Subaccount will be able to effect closing transactions at any particular time or at an acceptable price. The Adviser generally expects that options and futures transactions for the Subaccounts will be conducted on recognized exchanges. In certain instances, however, a Subaccount may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Subaccount's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Subaccount.

  The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Subaccounts' Adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Subaccount diverges from the composition of the relevant option or futures contract.

SECURITIES LENDING

  Each Target Subaccount may also lend Common Shares to broker-dealers and financial institutions to realize additional income. As an operating policy, the Target Subaccounts will not lend Common Shares or other assets, if as a result, more than 33% of each Subaccount's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each Target Subaccount must receive any dividends or interest paid by the issuer on such securities; (c) each Target Subaccount must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each Target Subaccount must receive either interest from the investment of collateral or a fixed fee from the borrower.

  Securities loaned by a Target Subaccount remain subject to fluctuations in market value. A Target Subaccount may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a Target Subaccount may experience delays in, or be prevented from, recovering the collateral. During the period that the Target Subaccount seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The Target Subaccount do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A Target Subaccounts may also incur expenses in enforcing its rights. If a Target Subaccount has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

                                   PART III

                            STATE REGULATION OF PFL

  PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

  PFL performs administrative services for the Policies. These services include issuance of the Policies, maintenance of records concerning the Policies, and certain valuation services.

                              RECORDS AND REPORTS

  All records and accounts relating to the Mutual Fund Account and the Target Account will be maintained by PFL. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, PFL will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and PFL does not anticipate discontinuing the offering of the Policies. However, PFL reserves the right to discontinue the offering of the Policies.

  AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the Policies and may enter into agreements with broker-dealers for the distribution of the Policies. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1997, 1996, and 1995, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $29,678,498, $19,668,001, and $13,569,474, respectively.

  The Target Account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the Distribution Financing Charge (the "Distribution Plan"). The Distribution Plan has been approved by a majority of the disinterested members of the Board of Managers of the Target Account. The Distribution Plan is designed to partially compensate PFL for the cost of distributing the Policies. Charges under the Distribution Plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the Policies, and will be based on a percentage of the daily net assets of the Target Account. The Distribution Plan may be terminated at any time by a vote of a majority of the disinterested members of the Target Account's Board of Managers, or by a vote of the majority of its outstanding shares. (See "CHARGES AND DEDUCTIONS-- Distribution Financing Charge," p. 57.)

                               CUSTODY OF ASSETS

  The assets of each of the Mutual Fund Subaccounts and the Target Subaccounts are held by PFL. The assets of each of the Subaccounts are segregated and held separate and apart from the assets of the other Subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the Underlying Funds held by each of the Mutual Fund Subaccounts, and of all purchases and sales of common stock held by each of the Target Subaccounts. Additional protection for the assets of the Mutual Fund Account and the Target Account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                OTHER PRODUCTS

  PFL makes other variable annuity policies available that may also be funded through the Mutual Fund Account and/or the Target Account. These variable annuity policies may have different features, such as different investment options or charges.

                                 LEGAL MATTERS

  Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Policies has been provided to PFL by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of your interest in the Mutual Fund Account or the Target Account will be affected solely by the investment results of the selected
Subaccount(s). Financial Statements of The PFL Endeavor Variable Annuity Account (which comprises a portion of the PFL Endeavor VA Separate

Account) are contained herein. The financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Mutual Fund Account or the Target Account.

  There are no financial statements for the Target Account because as of the date hereof it had not commenced operations and had no assets or liabilities.

                             INDEPENDENT AUDITORS

  The Financial Statements of PFL as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the Financial Statements of certain subaccounts of PFL Endeavor VA Separate Account (which comprises the Endeavor Variable Annuity) at December 31, 1997 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309. Ernst & Young LLP will also be the independent auditors for the Target Account.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                          PFL LIFE INSURANCE COMPANY

                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                          PFL Life Insurance Company

                     Financial Statements - Statutory Basis


                 Years ended December 31, 1997, 1996 and 1995



                                   CONTENTS

Report of Independent Auditors.................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  9

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors



The Board of Directors
PFL Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ Ernst & Young LLP

February 27, 1998

                          PFL Life Insurance Company

                        Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                   DECEMBER 31
                                                               1997            1996
                                                        --------------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                              $   23,939      $   50,737
 Bonds                                                         4,913,144       4,773,433
 Stocks:
  Preferred                                                        2,750           3,097
  Common (cost:  1997 - $33,058; 1996 - $23,212)                  42,345          32,038
  Affiliated entities (cost:  1997 - $10,798; 1996 -
   $14,893)                                                        8,031           6,934

 Mortgage loans on real estate                                   935,207         911,705
 Real estate, at cost less accumulated depreciation
  ($8,655 in 1997; $11,338 in 1996):
  Home office properties                                           8,283          10,372
  Properties acquired in satisfaction of debt                     11,814          12,260
  Investment properties                                           36,416          35,922
 Policy loans                                                     57,136          54,214
 Other invested assets                                            29,864          16,343
                                                        --------------------------------
Total cash and invested assets                                 6,068,929       5,907,055

Premiums deferred and uncollected                                 16,101          16,345
Accrued investment income                                         69,662          70,401
Short-term notes receivable from affiliate                            --          53,900
Federal income taxes recoverable                                      --           4,018
Transfers from separate accounts                                  60,193          38,528
Other assets                                                      37,624          31,215
Separate account assets                                        2,517,365       1,844,515
                                                        --------------------------------
Total admitted assets                                         $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1997            1996
                                                           -----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $  884,018      $  736,100
  Annuity                                                      4,204,125       4,408,419
  Accident and health                                            169,328         139,269
 Policy and contract claim reserves:
  Life                                                             8,635           7,369
  Accident and health                                             57,713          66,988
 Other policyholders' funds                                      143,831         126,672
 Remittances and items not allocated                             153,745          64,064
 Asset valuation reserve                                          69,825          54,851
 Interest maintenance reserve                                     30,287          23,745
 Federal income taxes payable                                      1,889              --
 Short-term notes payable to affiliates                           16,400              --
 Other liabilities                                                75,070          70,663
 Payable to affiliates                                            13,240           4,975
 Separate account liabilities                                  2,512,406       1,844,515
                                                        --------------------------------
Total liabilities                                              8,340,512       7,547,630

Commitments and contingencies

Capital and surplus:
 Common stock, $10 par value, 500 shares authorized,
  266 issued and outstanding                                       2,660           2,660

 Paid-in surplus                                                 154,282         154,129
 Unassigned surplus                                              272,420         261,558
                                                        --------------------------------
Total capital and surplus                                        429,362         418,347
                                                        --------------------------------
Total liabilities and capital and surplus                     $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                          PFL Life Insurance Company

                   Statements of Operations - Statutory Basis
                            (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                           --------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  202,435           $  204,872           $  114,704
  Annuity                                                         657,695              725,966              921,452
  Accident and health                                             207,982              227,862              232,738
 Net investment income                                            446,424              428,337              392,685
 Amortization of interest maintenance reserve                       3,645                2,434                4,341
 Commissions and expense allowances on reinsurance
  ceded                                                            49,859               73,931               77,071
                                                           --------------------------------------------------------
                                                                1,568,040            1,663,402            1,742,991
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                           146,583              147,024              146,346
  Surrender benefits                                              658,071              512,810              498,626
  Other benefits                                                  126,495              101,288               88,607
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           149,575              140,126               50,071
   Annuity                                                       (203,139)             188,002              528,330
   Accident and health                                             30,059               26,790               17,694
   Other                                                           16,998               19,969               16,017
                                                           --------------------------------------------------------
                                                                  924,642            1,136,009            1,345,691
 Insurance expenses:
  Commissions                                                     157,300              177,466              200,706
  General insurance expenses                                       57,571               57,282               57,623
  Taxes, licenses and fees                                          8,715               13,889               15,700
  Net transfers to separate accounts                              297,480              171,785               42,981
  Other expenses                                                      119                  526                  760
                                                           --------------------------------------------------------
                                                                  521,185              420,948              317,770
                                                           --------------------------------------------------------
                                                                1,445,827            1,556,957            1,663,461
                                                           --------------------------------------------------------

Gain from operations before federal income taxes and
 net realized capital gains (losses) on investments               122,213              106,445               79,530

Federal income tax expense                                         43,381               41,177               33,335
                                                           --------------------------------------------------------

Gain from operations before net realized capital
 gains (losses) on investments                                     78,832               65,268               46,195


Net realized capital gains (losses) on investments
 (net of related federal income taxes and amounts
 transferred to interest maintenance reserve)                       7,159               (3,503)             (18,096)

                                                           --------------------------------------------------------
Net income                                                     $   85,991           $   61,765           $   28,099
                                                           ========================================================

See accompanying notes.

                          PFL Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                                                       TOTAL CAPITAL
                                                   COMMON STOCK        PAID-IN         UNASSIGNED       AND SURPLUS
                                                                       SURPLUS          SURPLUS

                                                 ---------------------------------------------------------------------
Balance at January 1, 1995                                 $2,660         $114,129         $211,552          $328,341
 Capital contribution                                           -           40,000                -            40,000
 Net income for 1995                                            -                -           28,099            28,099
 Net unrealized capital losses                                  -                -           (7,574)           (7,574)
 Decrease in non-admitted assets                                -                -               50                50
 Increase in asset valuation reserve                            -                -           (5,946)           (5,946)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -               35                35
 Cancellation of reinsurance agreement                          -                -              585               585
 Amendment of reinsurance agreement                             -                -              419               419
 Transfer of subsidiary investment to
  stockholder                                                   -                -           (3,250)           (3,250)
 Change in reserve valuation methodology                        -                -             (501)             (501)
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (2,730)           (2,730)
                                                 ---------------------------------------------------------------------
Balance at December 31, 1995                                2,660          154,129          220,739           377,528
 Net income for 1996                                            -                -           61,765            61,765
 Net unrealized capital gains                                   -                -            2,351             2,351
 Increase in non-admitted assets                                -                -             (148)             (148)
 Increase in asset valuation reserve                            -                -          (10,930)          (10,930)
 Dividend to stockholder                                        -                -          (20,000)          (20,000)
 Prior period adjustment                                        -                -            5,025             5,025
 Surplus effect of sale of a division                           -                -             (384)             (384)
 Surplus effect of ceding commission
  associated with the sale of a division                        -                -               29                29
  Amendment of reinsurance agreement                            -                -              421               421
 Decrease in liability for reinsurance in
  unauthorized companies                                        -                -            2,690             2,690
                                                 ---------------------------------------------------------------------
Balance at December 31, 1996                                2,660          154,129          261,558           418,347
 Capital contribution                                           -              153                -               153
 Net income for 1997                                            -                -           85,991            85,991
 Net unrealized capital gains                                   -                -            3,592             3,592
 Increase in non-admitted assets                                -                -             (481)             (481)
 Increase in asset valuation reserve                            -                -          (14,974)          (14,974)
 Dividend to stockholder                                        -                -          (62,000)          (62,000)
 Surplus effect of sale of a division                           -                -             (161)             (161)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -                5                 5
 Surplus effect of amendment of reinsurance                     -                -              389               389
  agreement
 Surplus effect of reinsurance agreement                        -                -              402               402
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (1,901)           (1,901)
                                                ---------------------------------------------------------------------
Balance at December 31, 1997                               $2,660         $154,282         $272,420          $429,362
                                                =====================================================================

See accompanying notes.

                          PFL Life Insurance Company

                  Statements of Cash Flows - Statutory Basis
                            (Dollars in thousands)


                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                     --------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,119,936          $ 1,240,748          $ 1,353,407
Net investment income                                             452,091              431,456              398,051
Life and accident and health claims                              (154,383)            (147,556)            (140,798)
Surrender benefits and other fund withdrawals                    (658,071)            (512,810)            (498,626)
Other benefits to policyholders                                  (126,462)            (101,254)             (88,519)
Commissions, other expenses and other taxes                      (225,042)            (248,321)            (278,241)
Net transfers to separate accounts                               (319,146)            (210,312)             (42,981)
Federal income taxes, excluding tax on capital gains              (47,909)             (35,551)             (32,905)
Cash paid in conjunction with an amendment of a
 reinsurance agreement                                             (4,826)              (5,812)
Repayment of intercompany notes and receivables, net                    -                    -              (48,070)
Cash received in connection with a reinsurance
 agreement                                                          1,477                    -                    -

Other, net                                                         89,693              (41,677)              62,345
                                                     --------------------------------------------------------------
Net cash provided by operating activities                         127,358              368,911              683,663

INVESTING ACTIVITIES
Proceeds from investment sold, matured or repaid:
 Bonds and preferred stocks                                     3,284,095            2,112,831            1,757,229
 Common stocks                                                     34,004               27,214               20,338
 Mortgage loans on real estate                                    138,162               74,351               36,550
 Real estate                                                        6,897               18,077               23,203
 Cash received from ceding commissions associated
  with the sale of a division                                           8                   45                   55
 Other                                                             57,683               22,568                8,258
                                                     --------------------------------------------------------------
                                                                3,520,849            2,255,086            1,845,633

Cost of investments acquired:
 Bonds and preferred stocks                                    (3,411,442)          (2,270,105)          (2,294,195)
 Common stocks                                                    (37,339)             (29,799)             (23,284)
 Mortgage loans on real estate                                   (159,577)            (324,381)            (192,292)
 Real estate                                                       (2,013)                (222)             (10,188)
 Policy loans                                                      (2,922)              (1,539)                (877)
 Cash paid in association with the sale of a division                   -                 (539)                   -
 Cash paid in conjunction with sales of a division                   (591)                (123)                   -
 Other                                                            (15,674)              (6,404)              (2,670)
                                                     --------------------------------------------------------------
                                                               (3,629,558)          (2,633,112)          (2,523,506)
                                                     --------------------------------------------------------------
Net cash used in investing activities                            (108,709)            (378,026)            (677,873)

                          PFL Life Insurance Company

                            (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                              1997                1996               1995
                                                     -----------------------------------------------------------

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable           $     16,400       $           -        $     40,000
Capital contribution                                                 153                   -                   -
Dividends to stockholder                                         (62,000)            (20,000)                  -
                                                     -----------------------------------------------------------
Net cash provided by (used in) financing activities              (45,447)            (20,000)             40,000
                                                     -----------------------------------------------------------
Increase (decrease) in cash and short-term
 investments                                                     (26,798)            (29,115)             45,790

Cash and short-term investments at beginning of year              50,737              79,852              34,062
                                                     -----------------------------------------------------------
Cash and short-term investments at end of year              $     23,939       $      50,737        $     79,852
                                                     ===========================================================


See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

In connection with the sale of certain affiliated companies, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . Effective December 31, 1995, the Company canceled a coinsurance agreement with its parent, First AUSA. As a result of the cancellation, the Company transferred $825 of assets and $1,712 of liabilities. The difference between the assets and liabilities, net of a tax effect of $302 was credited directly to unassigned surplus.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to increase the reinsurance ceded by 2-1/2% each year (primarily group health business). As a result, the Company transferred $4,303 in assets and liabilities of $4,467 during 1995. The difference between the assets and liabilities of $164, plus a tax credit of $255, was credited directly to unassigned surplus. During 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, were charged directly to unassigned surplus. In addition, the Company will receive from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1995, the Company received $55 for ceding commissions; the commissions net of the related tax effect of $20 was credited directly to unassigned surplus. During 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) was charged directly to unassigned surplus. In 1997, the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 was credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

NATURE OF BUSINESS

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid;

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of affiliated and unaffiliated companies, which includes shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $177, $1,541 and $2,272, respectively, with respect to such practices.

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest-rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreements is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other assets.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $281,095, $227,864 and $133,386 in 1997, 1996 and 1995, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

                          PFL Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                        DECEMBER 31
                                           1997                             1996
                               ------------------------------   ------------------------------
                                   CARRYING                         Carrying
                                     VALUE       FAIR VALUE           Value       FAIR VALUE
                               ------------------------------   ------------------------------
 ADMITTED ASSETS
 Bonds                              $4,913,144     $5,046,527        $4,773,433     $4,867,770
 Preferred stocks                        2,750          8,029             3,097          7,133
 Common stocks                          42,345         42,345            32,038         32,038
 Affiliated common stock                 8,031          8,031             6,934          6,934
 Mortgage loans on real estate         935,207        983,720           911,705        922,010
 Policy loans                           57,136         57,136            54,214         54,214
 Cash and short-term
  investments                           23,939         23,939            50,737         50,737

 Interest rate cap                       5,618          1,513             6,797          6,975
 Interest rate swaps                         -          2,546                 -              -
 Separate account assets             2,517,365      2,517,365         1,844,515      1,844,515

 LIABILITIES
 Investment contract liabilities     4,345,181      4,283,461         4,532,568      4,398,630
 Separate account liabilities        2,452,205      2,452,205         1,803,057      1,803,057

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                      GROSS           GROSS       ESTIMATED
                                                    CARRYING        UNREALIZED     UNREALIZED        FAIR
                                                      VALUE           GAINS          LOSSES          VALUE
                                              -----------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
  United States Government and agencies            $  188,241        $  2,562        $    (21)      $  190,782
  State, municipal and other government                61,532           2,584          (1,774)          62,342
  Public utilities                                    121,582           5,384          (2,952)         124,014
  Industrial and miscellaneous                      1,955,587          85,233          (7,752)       2,033,068
  Mortgage-backed securities                        2,586,202          55,382          (5,263)       2,636,321
                                             -----------------------------------------------------------------
                                                    4,913,144         151,145         (17,762)       5,046,527
 Preferred stocks                                       2,750           5,279               -            8,029
                                             -----------------------------------------------------------------
                                                   $4,915,894        $156,424        $(17,762)      $5,054,556
                                             =================================================================
DECEMBER 31, 1996
 Bonds:
  United States Government and agencies            $  136,450        $  3,301        $    180       $  139,571
  State, municipal and other government                59,644           1,906             177           61,373
  Public utilities                                    147,918           5,616           1,020          152,514
  Industrial and miscellaneous                      1,958,681          64,710           8,105        2,015,286
  Mortgage-backed securities                        2,470,740          43,896          15,610        2,499,026
                                             -----------------------------------------------------------------
                                                    4,773,433         119,429          25,092        4,867,770
 Preferred stocks                                       3,097           4,036               -            7,133
                                             -----------------------------------------------------------------
                                                   $4,776,530        $123,465        $ 25,092       $4,874,903
                                             =================================================================

The carrying value and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               CARRYING      ESTIMATED
                                                                 VALUE       FAIR VALUE
                                                             ----------------------------
 Due in one year or less                                       $  132,834      $  133,608
 Due after one year through five years                          1,036,862       1,066,474
 Due after five years through ten years                           886,542         915,229
 Due after ten years                                              270,704         294,895
                                                             ----------------------------
                                                                2,326,942       2,410,206
 Mortgage and other asset-backed securities                     2,586,202       2,636,321
                                                             ----------------------------
                                                               $4,913,144      $5,046,527
                                                             ============================

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                             YEAR ENDED DECEMBER 31
                                        1997          1996          1995
                                      --------------------------------------
 Interest on bonds and notes            $373,496      $364,356      $342,182
 Dividends on equity investments           1,460         1,436         1,822
 Interest on mortgage loans               80,266        69,418        52,702
 Rental income on real estate              7,501         9,526        10,443
 Interest on policy loans                  3,400         3,273         3,112
 Other investment income                     613         1,799         1,803
                                      --------------------------------------

 Gross investment income                 466,736       449,808       412,064

 Investment expenses                      20,312        21,471        19,379
                                      --------------------------------------
 Net investment income                  $446,424      $428,337      $392,685
                                      ======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               YEAR ENDED DECEMBER 31
                                       1997             1996             1995
                                   ----------------------------------------------
 Proceeds                             $3,284,095       $2,112,831      $1,757,229
                                   ==============================================


 Gross realized gains                 $   30,094       $   19,876      $   19,721
 Gross realized losses                   (17,265)         (19,634)        (34,399)
                                   ----------------------------------------------
 Net realized gains (losses)          $   12,829       $      242      $  (14,678)
                                   ==============================================

At December 31, 1997, investments with an aggregate carrying value of $5,944,376 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                            REALIZED
                                             ---------------------------------------
                                                     YEAR ENDED DECEMBER 31
                                                1997           1996          1995
                                             ---------------------------------------

 Debt securities                                $ 12,829       $   242      $(14,678)
 Short-term investments                              (19)         (197)           24
 Equity securities                                 6,972         1,798           504
 Mortgage loans on real estate                     2,252        (5,530)       (1,053)
 Real estate                                       4,252         1,210        (1,908)
 Other invested assets                             1,632            12          (970)
                                             ---------------------------------------
                                                  27,918        (2,465)      (18,081)

 Tax effect                                      (10,572)       (1,235)        7,878
 Transfer to interest maintenance reserve        (10,187)          197        (7,891)
                                             ---------------------------------------
 Net realized gains (losses)                    $  7,159       $(3,503)     $(18,096)
                                             =======================================

                                                      CHANGE IN UNREALIZED
                                             ---------------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                1997          1996            1995
                                             ----------------------------------------
 Debt securities                                 $40,289     $(115,867)     $355,560
 Equity securities                                 5,653         2,929       (16,379)
                                             ----------------------------------------
 Change in unrealized appreciation
  (depreciation)                                 $45,942     $(112,938)     $339,181
                                             =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                           DECEMBER 31
                                                 1997          1996         1995
                                             ---------------------------------------
 Unrealized gains                                $10,356       $ 9,590      $ 6,833
 Unrealized losses                                (3,836)       (8,723)      (8,895)
                                             ---------------------------------------
 Net unrealized gains (losses)                   $ 6,520       $   867      $(2,062)
                                             =======================================

                                      19

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1997, the Company issued mortgage loans with interest rates ranging from 7.32% to 8.62%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $237 were non-income producing for the previous twelve months. Accrued interest of $79 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1996 and 1995, mortgage loans of $13,163 and $1,644, respectively, were foreclosed and transferred to real estate. No mortgage loans were foreclosed during 1997. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $11,985 and $5,432, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      GEOGRAPHIC DISTRIBUTION                   PROPERTY TYPE DISTRIBUTION
--------------------------------------    --------------------------------------
                         DECEMBER 31                             DECEMBER 31
                        1997     1996                           1997     1996
                       ---------------                         ---------------
  South Atlantic         29%    26%        Retail                35%     37%
  Pacific                15     13         Office                31      34
  E. North Central       12     15         Apartment             14      14
  Mountain               10     10         Other                 14      12
  W. South Central        9     12         Industrial             6       3
  E. South Central        8      9
  Middle Atlantic         7      6
  W. North Central        6      6
  New England             4      3

At December 31, 1997, the Company had the following investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

        DESCRIPTION OF SECURITY OR ISSUER                   CARRYING VALUE
--------------------------------------------------      ----------------------
Bonds:
 Structured Asset Securities Corporation                        $66,650
 Countrywide Mortgage Backed Securities, Inc.                    94,918

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                              NOTIONAL AMOUNT
                                                             1997         1996
                                                          -----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed  pay floating                             $100,000      $      -
   Receive floating (uncapped) - pay floating (capped)       67,229             -
 Interest rate cap agreements                               500,000       500,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)



4. REINSURANCE (CONTINUED)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  1997           1996            1995
                                          --------------------------------------------------
 Direct premiums                              $1,312,446      $1,457,450      $1,591,531
 Reinsurance assumed                               2,038           1,796           2,356
 Reinsurance ceded                              (246,372)       (300,546)       (324,993)
                                          --------------------------------------------------
 Net premiums earned                          $1,068,112      $1,158,700      $1,268,894
                                          ==================================================

The Company received reinsurance recoveries in the amount of $183,638, $168,155 and $167,287 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $60,437 and $63,226, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $2,434,130 and $2,737,441, respectively.

At December 31, 1997, amounts recoverable from unauthorized reinsurers of $73,080 (1996 $73,434) and reserve credits for reinsurance ceded of $78,838 (1996 $55,035) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $117,686 at December 31, 1997 that can be drawn on for amounts that remain unpaid for more than 120 days.


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)



5. INCOME TAXES (CONTINUED)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital losses for the following reasons:

                                                             YEAR ENDED DECEMBER 31
                                                       1997           1996           1995
                                                 -------------------------------------------
 Computed tax at federal statutory rate (35%)         $42,775        $37,256       $27,835
 Tax reserve adjustment                                 2,004          2,211         2,405
 Excess tax depreciation                                 (392)          (384)         (365)
 Deferred acquisition costs  tax basis                  4,308          5,583         4,581
 Prior year over accrual                               (1,016)          (499)         (306)
 Dividend received deduction                             (941)          (454)          (56)
 Charitable contribution                                 (848)             -             -
 Other items  net                                      (2,509)        (2,536)         (759)
                                                 -------------------------------------------
 Federal income tax expense                           $43,381        $41,177       $33,335
                                                 ===========================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984-1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1988 through 1995.


6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately .9% and 1.0% of ordinary life insurance in force at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                        DECEMBER 31
                                                         1997                                 1996
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                      $    8,912          0%            $   20,800             0%
 Subject to discretionary withdrawal at
  book value less surrender charge                755,300          8                794,881             9
 Subject to discretionary withdrawal at
  market value                                  2,454,845         27              1,803,057            20
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                  5,821,049         63              6,284,876            69
 Not subject to discretionary withdrawal
  provision                                       203,522          2                174,416             2
                                          -------------------------------      --------------------------------
                                                9,243,628        100%             9,078,030           100%
 Less reinsurance ceded                         2,372,495                         2,677,432
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                     $6,871,134                        $6,400,598
                                          ==================                   ==================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                      1997            1996              1995
                                                            ---------------------------------------------------
Transfers as reported in the summary of operations of the
 separate accounts statement:
  Transfers to separate accounts                                    $281,095         $227,864          $133,386
  Transfers from separate accounts                                     9,819           75,172           104,219
                                                            ---------------------------------------------------
 Net transfers to separate accounts                                  271,276          152,692            29,167

 Reconciling adjustments  charges for investment
  manage-ment, administration fees and contract guarantees            26,204           19,093            13,814
                                                            ---------------------------------------------------
 Transfers as reported in the summary of operations of the
  life, accident and health annual statement                        $297,480         $171,785          $ 42,981
                                                            ===================================================

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                      GROSS        LOADING         NET
                                                  ----------------------------------------
DECEMBER 31, 1997
Life and annuity:
  Ordinary direct first year business                $ 2,316         $1,698        $   618
  Ordinary direct renewal business                    22,724          6,834         15,890
  Group life direct business                           1,523            646            877
  Reinsurance ceded                                   (1,464)           (81)        (1,383)
                                                  ----------------------------------------
                                                      25,099          9,097         16,002
 Accident and health:
  Direct                                                 148              -            148
  Reinsurance ceded                                      (49)             -            (49)
                                                  ----------------------------------------
 Total accident and health                                99              -             99
                                                  ----------------------------------------
                                                     $25,198         $9,097        $16,101
                                                  ========================================

 DECEMBER 31, 1996
 Life and annuity:
  Ordinary direct first year business                $ 2,657         $1,865        $   792
  Ordinary direct renewal business                    23,307          7,180         16,127
  Group life direct business                           1,788          1,195            593
  Reinsurance ceded                                   (1,706)          (438)        (1,268)
                                                  ----------------------------------------
                                                      26,046          9,802         16,244
 Accident and health:
  Direct                                                 104              -            104
  Reinsurance ceded                                       (3)             -             (3)
                                                 -----------------------------------------
 Total accident and health                               101              -            101
                                                  ----------------------------------------
                                                     $26,147         $9,802        $16,345
                                                  ========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $69,271 and $69,251, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,128 and $1,252 to cover these deficiencies at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $501 was made for the year ended December 31, 1995, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

The Company paid dividends to its parent of $62,000 and $20,000 in 1997 and 1996, respectively. No dividends were paid in 1995.


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $422, $1,056 and $942 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $226, $297 and $465 for the years ended December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



8. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $184 and $164 for the years ended December 31, 1997, 1996 and 1995, respectively.


9. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $18,705, $17,028 and $14,214, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $1,188, $174 and $71, respectively, to affiliates.

During 1997 and 1995, the Company received capital contributions of $153 and $40,000, respectively, in cash from its parent.

At December 31, 1997, the Company has a $16,400 short-term note payable to an affiliate. Interest on this note accrues at 5.6%.

                          PFL Life Insurance Company

                            (Dollars in thousands)



9.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 1995, the Company sold real estate with a book value of approximately $13,270 to an affiliated entity in exchange for a short-term note receivable. No gain was recognized on this sale. This note matured during 1996.

During the year ended December 31, 1995, the Company restructured demand notes and accrued interest of $13,250 and $745, respectively, related to an affiliate. The Company received 9,750 shares of preferred stock from the affiliate for satisfaction of debt. The Company realized a loss of $8,695 related to this transaction. At December 31, 1996 and 1995, the preferred stock related to this affiliate was deemed to have no value and an unrealized loss of $4,555 was recognized in 1995.


10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,700 and $21,774 and an offsetting premium tax benefit of $7,984 and $8,752 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(975), $2,617 and $5,859 for December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                          PFL Life Insurance Company

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1997



SCHEDULE I

                                                                               AMOUNT AT WHICH
                                                                  MARKET         SHOWN IN THE
           TYPE OF INVESTMENT                   COST (1)           VALUE        BALANCE SHEET
-----------------------------------------------------------------------------------------------
 FIXED MATURITIES
Bonds:
 United States Government and
  government agencies and authorities          $1,325,817        $1,355,098       $1,325,817
 States, municipalities and political
  subdivisions                                    136,058           139,110          136,058
 Foreign governments                               51,407            51,154           51,407
 Public utilities                                 124,013           124,013          121,582
 All other corporate bonds                      3,275,849         3,377,152        3,278,280
Redeemable preferred stock                          2,750             8,029            2,750
                                           ----------------------------------------------------
Total fixed maturities                          4,915,894         5,054,556        4,915,894

EQUITY SECURITIES
Common stocks:
 Banks, trust and insurance                         7,593             9,046            9,046
 Industrial, miscellaneous and all other           36,263            41,330           41,330
                                           ----------------------------------------------------
Total equity securities                            43,856            50,376           50,376

Mortgage loans on real estate                     935,207                            935,207
Real estate                                        44,699                             44,699
Real estate acquired in satisfaction of
 debt                                              11,814                             11,814
Policy loans                                       57,136                             57,136
Other long-term investments                        29,864                             29,864
Cash and short-term investments                    23,939                             23,939
                                           --------------                      ----------------
Total investments                              $6,062,409                         $6,068,929
                                           ==============                      ================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in thousands)



SCHEDULE III

                                             FUTURE POLICY                      POLICY AND
                                             BENEFITS AND       UNEARNED         CONTRACT
                                               EXPENSES         PREMIUMS        LIABILITIES
                                          --------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                               $  882,003        $      -         $ 8,550
Individual health                                 62,033           9,207          12,821
Group life and health                             88,211          11,892          44,977
Annuity                                        4,204,125               -               -
                                          --------------------------------------------------
                                              $5,236,372         $21,099         $66,348
                                          ==================================================

YEAR ENDED DECEMBER 31, 1996
Individual life                               $  734,350        $      -         $ 7,240
Individual health                                 39,219           8,680          13,631
Group life and health                             78,418          14,702          53,486
Annuity                                        4,408,419               -               -
                                          --------------------------------------------------
                                              $5,260,406         $23,382         $74,357
                                          ==================================================

YEAR ENDED DECEMBER 31, 1995
Individual life                               $  594,274        $      -         $ 6,066
Individual health                                 24,225           7,768          11,863
Group life and health                             67,994          16,662          58,813
Annuity                                        4,220,274               -
                                          --------------------------------------------------
                                              $4,906,767        $ 24,430         $76,742
                                          ==================================================

                    NET           BENEFITS, CLAIMS          OTHER
   PREMIUM       INVESTMENT     LOSSES AND SETTLEMENT     OPERATING        PREMIUMS
   REVENUE        INCOME*             EXPENSES             EXPENSES*       WRITTEN
----------------------------------------------------------------------------------------
$   200,175     $ 75,914           $  211,921             $ 36,185                 -
     63,548        5,934               37,706               29,216          $ 63,383
    146,694       11,888              103,581               91,568           143,580
    657,695      352,688              571,434              364,216                 -
----------------------------------------------------------------------
$ 1,068,112     $446,424           $  924,642             $521,185
======================================================================

$   202,082     $ 66,538           $  197,526             $ 38,067                 -
     55,871        5,263               32,903               29,511          $ 55,678
    174,781       12,877              105,459              122,953           171,320
    725,966      343,659              800,121              230,417                 -
----------------------------------------------------------------------
$ 1,158,700     $428,337           $1,136,009             $420,948
======================================================================

$   111,918     $ 49,929           $   97,065             $ 37,933                 -
     47,692        4,091               25,793               26,033          $ 47,690
    187,832       11,665              106,065              139,640           184,545
    921,452      327,000            1,116,768              114,164                 -
----------------------------------------------------------------------
$ 1,268,894     $392,685           $1,345,691             $317,770
======================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                              ASSUMED                     PERCENTAGE
                                             CEDED TO          FROM                       OF AMOUNT
                           GROSS              OTHER            OTHER          NET          ASSUMED
                           AMOUNT           COMPANIES         COMPANIES      AMOUNT        TO NET
                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 1997
Life insurance in force      $5,025,027       $420,519       $ 35,486     $4,639,994        .8%
                           =========================================================================
Premiums:
 Individual life             $  201,691      $   3,554       $  2,038     $  200,175       1.0%
 Individual health               73,593         10,045              -         63,548         -
 Group life and health          339,269        192,575              -        146,694         -
 Annuity                        697,893         40,198              -        657,695         -
                           -------------------------------------------------------------------------
                             $1,312,446      $ 246,372       $  2,038     $1,068,112        .2%
                           =========================================================================
YEAR ENDED DECEMBER
 31, 1996
Life insurance in force      $4,863,416       $477,112        $30,685     $4,416,989        .7%
                           =========================================================================
Premiums:
 Individual life             $  204,144       $  3,858        $ 1,796     $  202,082        .9%
 Individual health               68,699         12,828              -         55,871         -
 Group life and health          390,296        215,515              -        174,781         -
 Annuity                        794,311         68,345              -        725,966         -
                           -------------------------------------------------------------------------
                             $1,457,450       $300,546        $ 1,796     $1,158,700        .2%
                           =========================================================================

YEAR ENDED DECEMBER
 31, 1995
Life insurance in force      $4,594,434       $468,811        $22,936     $4,148,559        .6%
                           =========================================================================
Premiums:
 Individual life             $  113,934       $  3,841        $ 1,825     $  111,918       1.6%
 Individual health               60,309         12,617              -         47,692         -
 Group life and health          408,097        220,265              -        187,832         -
 Annuity                      1,009,191         88,270            531        921,452       .05%
                           -------------------------------------------------------------------------
                             $1,591,531       $324,993        $ 2,356     $1,268,894        .2%
                           =========================================================================

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR VARIABLE ANNUITY
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS
OF THE ENDEAVOR VARIABLE ANNUITY,
PFL LIFE INSURANCE COMPANY

     We have audited the accompanying balance sheet of certain subaccounts of PFL Endeavor VA Separate Account, which comprise The Endeavor Variable Annuity, formerly The PFL Endeavor Variable Annuity Account as of December 31, 1997, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1997 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain subaccounts of the PFL Endeavor VA Separate Account which comprise The Endeavor Variable Annuity at December 31, 1997 and the results of their operations for the year then ended and changes in their contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.



                                    Ernst & Young LLP



     Des Moines, Iowa
     March 27, 1998

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR VARIABLE ANNUITY
BALANCE SHEET
December 31, 1997

                                                                                         T. ROWE                           DREYFUS
                                                        ENDEAVOR       ENDEAVOR           PRICE           ENDEAVOR          SMALL
                                                          MONEY          ASSET            INT'L.            VALUE             CAP
                                                         MARKET        ALLOCATION          STOCK           EQUITY            VALUE
                                             TOTAL     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             -----     ----------      ----------       ----------       ----------       ----------
ASSETS

                                        $          643           641               -                2               -              -
Cash
Investments in mutual funds,
 at current market value (Note 2):
 Endeavor Series Trust:
   Endeavor Money Market Portfolio          35,508,568    35,508,568               -                -               -              -
   Endeavor Managed Asset Allocation
     Portfolio                             280,439,022             -     280,439,022                -               -              -
   T. Rowe Price Int'l Stock Portfolio     139,956,389             -               -      139,956,389               -              -
   Endeavor Value Equity Portfolio         176,855,816             -               -                -     176,855,816              -
   Dreyfus Small Cap Value Portfolio       121,761,688             -               -                -               -    121,761,688
   Dreyfus U.S. Gov't Securities Portfolio  37,546,098             -               -                -               -              -
   T. Rowe Price Equity Income Portfolio   160,936,635             -               -                -               -              -
   T. Rowe Price Growth Stock Portfolio     95,087,945             -               -                -               -              -
   Endeavor Opportunity Value Portfolio     20,599,664             -               -                -               -              -
   Endeavor Enhanced Index Portfolio        13,738,676             -               -                -               -              -
 WRL Series Fund, Inc.:
   WRL Growth Portfolio                    327,189,212             -               -                -               -              -

                                         -------------    ----------     -----------      -----------      -----------   -----------
 Total investments in mutual funds       1,409,619,713    35,508,568     280,439,022      139,956,389      176,855,816   121,761,688
                                         -------------    ----------     -----------      -----------      -----------   -----------

                                         -------------    ----------     -----------      -----------      -----------   -----------
 TOTAL ASSETS                           $1,409,620,356    35,509,209     280,439,022      139,956,391      176,855,816   121,761,688
                                         =============    ==========     ===========      ===========      ===========   ===========

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
 Contract terminations payable          $        1,354             -             190                -               73           193
                                         -------------    ----------     -----------      -----------      -----------   -----------
 Total Liabilities                               1,354             -             190                -               73           193


Contract Owners' Equity:
 Deferred annuity contracts terminable
  by owners (Note 3)                     1,409,619,002    35,509,209     280,438,832      139,956,391      176,855,743   121,761,495
                                         -------------    ----------     -----------      -----------      -----------   -----------
 Total liabilities and contract
   owners' equity                       $1,409,620,356    35,509,209     280,439,022      139,956,391      176,855,816   121,761,688
                                         =============    ==========     ===========      ===========      ===========   ===========

                                               DREYFUS            T. ROWE          T. ROWE
                                                U.S.               PRICE            PRICE          ENDEAVOR         ENDEAVOR
                                               GOV'T.             EQUITY           GROWTH         OPPORTUNITY       ENHANCED
                                             SECURITIES           INCOME            STOCK            VALUE            INDEX
                                             SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             ----------         ----------       ----------       -----------      ----------
ASSETS

Cash                                                 -                   -               -                -                -

Investments in mutual funds,
 at current market value (Note 2):
 Endeavor Series Trust:
   Endeavor Money Market Portfolio                   -                   -               -                -                -
   Endeavor Asset Allocation Portfolio               -                   -               -                -                -
   T. Rowe Price Int'l Stock Portfolio               -                   -               -                -                -
   Endeavor Value Equity Portfolio                   -                   -               -                -                -
   Dreyfus Small Cap Value Portfolio                 -                   -               -                -                -
   Dreyfus U.S. Gov't Securities Portfolio  37,546,098                   -               -                -                -
   T. Rowe Price Equity Income Portfolio             -         160,936,635               -                -                -
   T. Rowe Price Growth Stock Portfolio              -                   -      95,087,945                -                -
   Endeavor Opportunity Value Portfolio              -                   -               -       20,599,664                -
   Endeavor Enhanced Index Portfolio                 -                   -               -                -       13,738,676
 WRL Series Fund, Inc.:
   WRL Growth Portfolio                              -                   -               -                -                -
                                         -------------         -----------     -----------      -----------      -----------
 Total investments in mutual funds          37,546,098         160,936,635      95,087,945       20,599,664       13,738,676
                                         -------------         -----------     -----------      -----------      -----------

                                         -------------         -----------     -----------      -----------      -----------
 TOTAL ASSETS                               37,546,098         160,936,635      95,087,945       20,599,664       13,738,676
                                         =============         ===========     ===========      ===========      ===========

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
 Contract terminations payable                      11                 107              73               84              386
                                         -------------         -----------     -----------      -----------      -----------
 Total Liabilities                                  11                 107              73               84              386

Contract Owners' Equity:
 Deferred annuity contracts terminable
  by owners (Note 3)                        37,546,087         160,936,528      95,087,872       20,599,580       13,738,290
                                         -------------         -----------     -----------      -----------      -----------
 Total liabilities and contract
  owners' equity                            37,546,098         160,936,635      95,087,945       20,599,664       13,738,676
                                         =============         ===========     ===========      ===========      ===========

                                                                  WRL
                                                                 GROWTH
                                                               SUBACCOUNT
                                                               ----------
ASSETS

Cash                                                                    -

Investments in mutual funds,
 at current market value (Note 2):
 Endeavor Series Trust:
   Endeavor Money Market Portfolio                                      -
   Endeavor Asset Allocation Portfolio                                  -
   T. Rowe Price Int'l Stock Portfolio                                  -
   Endeavor Value Equity Portfolio                                      -
   Dreyfus Small Cap Value Portfolio                                    -
   Dreyfus U.S. Gov't Securities Portfolio                              -
   T. Rowe Price Equity Income Portfolio                                -
   T. Rowe Price Growth Stock Portfolio                                 -
   Endeavor Opportunity Value Portfolio                                 -
   Endeavor Enhanced Index Portfolio                                    -
 WRL Series Fund, Inc.:
   WRL Growth Portfolio                                       327,189,212
                                                              -----------
 Total investments in mutual funds                            327,189,212
                                                              -----------

                                                              -----------
 TOTAL ASSETS                                                 327,189,212
                                                              ===========

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
 Contract terminations payable                                        237
                                                              -----------
 Total Liabilities                                                    237

Contract Owners' Equity:
 Deferred annuity contracts terminable
  by owners (Note 3)                                          327,188,975
                                                              -----------
                                                              327,189,212
                                                              ===========

See accompanying Notes to Financial Statements.

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR VARIABLE ANNUITY
Statement of Operations
Year Ended December 31, 1997, Except as Noted

                                                                                                           T. ROWE
                                                                             ENDEAVOR       ENDEAVOR        PRICE       ENDEAVOR
                                                                               MONEY         ASSET          INT'L.        VALUE
                                                                              MARKET       ALLOCATION        STOCK        EQUITY
                                                                 TOTAL      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                                 -----      ----------     ----------     ----------    ----------
NET INVESTMENT INCOME (LOSS)

Income:
  Dividends                                                  $ 60,377,511    1,862,314      3,284,015        927,034      4,928,354
Expenses (Note 4):
   Administration fee                                             516,162       11,469        118,873         69,768         56,152
   Mortality and expense risk charge                           16,745,157      520,554      3,592,872      1,909,665      2,007,780

                                                             ------------   ----------     -----------    -----------   -----------
     Net investment income (loss)                            $ 43,116,192    1,330,291       (427,730)    (1,052,399)     2,864,422
                                                             ============   ==========     ===========    ===========   ===========

NET REALIZED & UNREALIZED CAPITAL GAIN
  FROM INVESTMENTS

Net realized capital gain from sales of investments:
   Proceeds from sales                                        115,721,788   33,273,026     19,509,405     10,918,985      8,576,677
   Cost of investments sold                                    89,489,508   33,273,026     13,063,638      9,030,327      4,556,732
                                                             ------------   ----------     -----------    -----------   -----------

Net realized capital gain from sales of investments            26,232,280        -          6,445,767      1,888,658      4,019,945

Net change in unrealized appreciation/depreciation
  of investments:
   Beginning of the period                                    175,289,096        -         52,891,935     16,142,849     27,438,859
   End of the period                                          289,880,477        -         89,718,354     16,211,906     50,136,268
                                                             ------------   ----------     -----------    -----------   -----------

      Net change in unrealized appreciation/
        depreciation of investments                           114,591,381        -         36,826,419         69,057     22,697,409
                                                             ------------   ----------     -----------    -----------   -----------

      Net realized and unrealized capital gain
        from investments                                      140,823,661        -         43,272,186      1,957,715     26,717,354
                                                             ------------   ----------     -----------    -----------   -----------

INCREASE FROM OPERATIONS                                     $183,939,853    1,330,291     42,844,456        905,316     29,581,776
                                                             ============   ==========     ===========    ===========   ===========

                                                                      DREYFUS          DREYFUS          T. ROWE        T. ROWE
                                                                       SMALL            U.S.             PRICE          PRICE
                                                                        CAP            GOV'T.           EQUITY         GROWTH
                                                                       VALUE         SECURITIES         INCOME          STOCK
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                                    ----------       ----------       ----------      ----------
NET INVESTMENT INCOME (LOSS)

Income:
  Dividends                                                         10,292,263          899,852        2,739,626         514,044
Expenses (Note 4):
   Administration fee                                                   40,333            7,470           35,086          24,786
   Mortality and expense risk charge                                 1,388,025          402,538        1,549,782         984,212

                                                                  ------------       ----------      -----------     ------------
     Net investment income (loss)                                    8,863,905          489,844        1,154,758        (494,954)
                                                                  ============       ==========      ===========     ============

NET REALIZED & UNREALIZED CAPITAL GAIN
  FROM INVESTMENTS

Net realized capital gain from sales of investments:
   Proceeds from sales                                               6,870,346        3,432,371        3,314,444       7,054,149
   Cost of investments sold                                          4,868,715        3,185,967        2,078,017       4,360,265
                                                                  ------------       ----------      -----------     ------------

Net realized capital gain from sales of investments                  2,001,631          246,404        1,236,427       2,693,884

Net change in unrealized appreciation/depreciation
  of investments:
   Beginning of the period                                          15,835,918          454,659        9,137,767       7,517,491
   End of the period                                                24,246,785        2,079,487       32,599,078      21,711,491
                                                                  ------------       ----------      -----------     ------------

      Net change in unrealized appreciation/
        depreciation of investments                                  8,410,867        1,624,828       23,461,311      14,194,000
                                                                  ------------       ----------      -----------     ------------

      Net realized and unrealized capital gain
        from investments                                            10,412,498        1,871,232       24,697,738      16,887,884
                                                                  ------------       ----------      -----------     ------------

INCREASE FROM OPERATIONS                                            19,276,403        2,361,076       25,852,496      16,392,930
                                                                  ============       ==========      ===========     ============
                                                                   ENDEAVOR         ENDEAVOR
                                                                  OPPORTUNITY       ENHANCED            WRL
                                                                     VALUE            INDEX            GROWTH
                                                                  SUBACCOUNT      SUBACCOUNT (1)     SUBACCOUNT
                                                                  ----------      --------------     ----------
NET INVESTMENT INCOME (LOSS)

Income:
  Dividends                                                              694              -            34,929,315
Expenses (Note 4):
   Administration fee                                                  1,373                204           150,648
   Mortality and expense risk charge                                 136,018             75,518         4,178,193

                                                                  -----------       ------------      -----------
     Net investment income (loss)                                   (136,697)           (75,722)       30,600,474
                                                                  ===========       ============      ===========

NET REALIZED & UNREALIZED CAPITAL GAIN
  FROM INVESTMENTS

Net realized capital gain from sales of investments:
   Proceeds from sales                                               390,754             80,972        22,300,659
   Cost of investments sold                                          366,407             67,461        14,638,953
                                                                  -----------       ------------      -----------

Net realized capital gain from sales of investments                   24,347             13,511         7,661,706

Net change in unrealized appreciation/depreciation
  of investments:
   Beginning of the period                                               408              -            45,869,210
   End of the period                                               1,281,837          1,207,416        50,687,855
                                                                  -----------       ------------      -----------

      Net change in unrealized appreciation/
        depreciation of investments                                1,281,429          1,207,416         4,818,645
                                                                  -----------       ------------      -----------

      Net realized and unrealized capital gain
        from investments                                           1,305,776          1,220,927        12,480,351
                                                                  -----------       ------------      -----------

INCREASE FROM OPERATIONS                                           1,169,079          1,145,205        43,080,825
                                                                  ===========       ============      ===========

(1) Period from May 1, 1997 (commencement of operations) to December 31, 1997



See accompanying Notes to Financial Statements.

PFL ENDEAVOR VA SEPARATE ACCOUNT
The Endeavor Variable Annuity
Statements of Changes in Contract Owners' Equity
Years Ended December 31,1997 and 1996, Except as Noted


                                                                                     Endeavor                     Endeavor
                                                                                      Money                         Asset
                                                                                      Market                      Allocation
                                                           Total                    Subaccount                    Subaccount
                                             --------------------------------  --------------------------   ---------------------
                                                    1997           1996          1997            1996            1997       1996
                                                    ----           ----          ----            ----            ----       ----
Operations

     Net investment income (loss)             $    43,116,192     16,223,757      1,330,291      870,588      (427,730)    727,157
     Net realized capital gain                     26,232,280     10,074,947              -            -     6,445,767   2,964,316
     Net change in unrealized appreciation/
        depreciation of investments               114,591,381     96,426,903              -            -    36,826,419  27,771,253
                                             --------------------------------  -------------------------- ------------------------
     Increase from operations                     183,939,853    122,725,607      1,330,291      870,588    42,844,456  31,462,726
                                             --------------------------------  -------------------------- ------------------------
Contract Transactions

     Net contract purchase payments               138,269,473    150,050,130     11,624,857   12,210,636    12,860,591  13,250,589
     Transfer payments from (to) other
        subaccounts of general account            220,708,691     78,317,419      6,852,710    5,679,900    17,562,521   2,506,229
     Contract terminations, withdrawals,
        and other deductions                      (92,946,975)   (52,552,928)   (14,840,552) (11,765,251)  (21,968,645)(12,118,367)
                                             --------------------------------  --------------------------  -----------------------
     Increase from contract transactions          266,031,189    175,814,621      3,637,015    6,125,285     8,454,467   3,638,451
                                             --------------------------------  --------------------------  -----------------------

                                             --------------------------------  --------------------------  -----------------------
     Net increase in contract owner's equity      449,971,042    298,540,228      4,967,306    6,995,873    51,298,923  35,101,177
                                             --------------------------------  --------------------------  -----------------------

Contract Owners' Equity

        Beginning of the period               $   959,647,960    661,107,732     30,541,903   23,546,030   229,139,909 191,038,732
                                             --------------------------------  --------------------------  -----------------------
        End of the period                     $ 1,409,619,002    959,647,960     35,509,209   30,541,903   280,438,832 229,139,909
                                             ================================  ==========================  =======================

                                                        T. Rowe                                                   Dreyfus
                                                         Price                          Endeavor                   Small
                                                     International                       Value                      Cap
                                                         Stock                           Equity                    Value
                                                       Subaccount                      Subaccount                Subaccount
                                             --------------------------------  --------------------------  -----------------------
                                                    1997             1996         1997          1996         1997          1996
                                                    ----             ----         ----          ----         ----          ----
Operations

     Net investment income (loss)                  (1,052,399)      (801,529)     2,864,422      735,800     8,863,905    1,792,388
     Net realized capital gain                      1,888,658        537,101      4,019,945    1,155,150     2,001,631      560,930
     Net change in unrealized appreciation/
        depreciation of investments                    69,057     13,506,728     22,697,409   14,877,153     8,410,867   11,409,699
                                             --------------------------------  --------------------------  ------------------------
     Increase from operations                         905,316     13,242,300     29,581,776   16,768,103    19,276,403   13,763,017
                                             --------------------------------  --------------------------  ------------------------
Contract Transactions

     Net contract purchase payments                13,236,900     16,256,902     16,313,887   20,562,070    11,107,879   11,125,682
     Transfer payments from other subaccounts
        of general account                         13,758,181     10,431,383     28,950,236   13,551,123    21,648,973    5,636,679
     Contract terminations, withdrawals,
        and other deductions                       (9,647,406)    (6,131,435)    (8,540,729)  (4,444,435)   (6,757,831)  (3,080,213)
                                             --------------------------------  --------------------------  ------------------------
     Increase from contract transactions           17,347,675     20,556,850     36,723,394   29,668,758    25,999,021   13,682,148
                                             --------------------------------  --------------------------  ------------------------

                                             --------------------------------  --------------------------  ------------------------
     Net increase in contract owner's equity       18,252,991     33,799,150     66,305,170   46,436,661    45,275,424   27,445,165
                                             --------------------------------  --------------------------  ------------------------
Contract Owners' Equity

        Beginning of the period                   121,703,400     87,904,250    110,550,573   64,113,712    76,486,071   49,040,906
                                             --------------------------------  --------------------------  ------------------------
        End of the period                         139,956,391    121,703,400    176,855,743  110,550,573   121,761,495   76,486,071
                                             ================================  ==========================  ========================

                                                             Dreyfus                          T. Rowe
                                                               U.S.                            Price
                                                              Gov't                           Equity
                                                            Securities                        Income
                                                            Subaccount                      Subaccount
                                               ----------------------------------    ------------------------------
                                                       1997             1996           1997              1996
                                                       ----             ----           ----              ----
Operations

     Net investment income (loss)                      489,844          228,317        1,154,758         (201,278)
     Net realized capital gain                         246,404          189,102        1,236,427          274,281
     Net change in unrealized appreciation
        depreciation of investments                  1,624,828         (107,945)      23,461,311        6,871,576
                                               ----------------------------------    ------------------------------
     Increase from operations                        2,361,076          309,474       25,852,496        6,944,579
                                               ----------------------------------    ------------------------------
Contract Transactions

     Net contract purchase payments                  3,862,119        6,793,235       21,429,035       21,213,472
     Transfer payments from other subaccounts
        of general account                          13,350,264        4,192,955       53,043,260       19,065,305
     Contract terminations, withdrawals,
        and other deductions.                       (1,850,616)        (980,293)      (4,322,976)      (1,524,332)
                                               ----------------------------------    ------------------------------
     Increase from contract transactions            15,361,767       10,005,897       70,149,319       38,754,445
                                               ----------------------------------    ------------------------------

                                               ----------------------------------    ------------------------------
     Net increase in contract owner's equity        17,722,843       10,315,371       96,001,815       45,699,024
                                               ----------------------------------    ------------------------------
Contract Owners' Equity

        Beginning of the period                     19,823,244        9,507,873       64,934,713       19,235,689
                                               ----------------------------------    ------------------------------
        End of the period                           37,546,087       19,823,244      160,936,528       64,934,713
                                               ==================================    ==============================

                                                                   T. Rowe
                                                                    Price                                 Endeavor
                                                                   Growth                                Opportunity
                                                                    Stock                                   Value
                                                                 Subaccount                               Subaccount
                                                 ------------------------------------        ------------------------------------
                                                             1997             1996                  1997                 1996(1)
                                                             ----             ----                  ----                 -------
Operations

     Net investment income (loss)                $          (494,954)         55,841               (136,697)              (213)
     Net realized capital gain (loss)                      2,693,884         417,718                 24,347                -
     Net change in unrealized appreciation/
        depreciation of investments                       14,194,000       5,604,339              1,281,429                408
                                                 ------------------------------------     ------------------------------------
     Increase (decrease) from operations                  16,392,930       6,077,898              1,169,079                195
                                                 ------------------------------------     ------------------------------------
Contract Transactions

     Net contract purchase payments                       12,873,703      13,843,830              7,787,638            193,021
     Transfer payments from (to) other subaccounts
        of general account                                20,689,453      10,829,886             11,427,372            166,339
     Contract terminations, withdrawals,
        and other deductions                              (3,599,923)     (1,232,863)               (99,996)           (44,068)
                                                 ------------------------------------     ------------------------------------
     Increase (decrease) from contract
       transactions                                       29,963,233      23,440,853             19,115,014            315,292
                                                 ------------------------------------     ------------------------------------

                                                 ------------------------------------     ------------------------------------
     Net increase (decrease) in contract owner's
      equity                                              46,356,163      29,518,751             20,284,093            315,487
                                                 ------------------------------------     ------------------------------------
Contract Owners' Equity

Beginning of the period                                   48,731,709      19,212,958                315,487                 -
                                                 ------------------------------------     ------------------------------------
End of the period                                   $     95,087,872      48,731,709             20,599,580            315,487
                                                 ====================================     ====================================

                                                    Endeavor
                                                    Enhanced                           WRL
                                                     Index                            Growth
                                                   Subaccount                       Subaccount
                                                -----------------    ------------------------------------
                                                         1997 (2)            1997              1996
                                                         -------             ----              ----
Operations

     Net investment income (loss)                       (75,722)            30,600,474       12,816,686
     Net realized capital gain (loss)                    13,511              7,661,706        3,976,349
     Net change in unrealized appreciation/
        depreciation of investments                   1,207,416              4,818,645       16,493,692
                                                -----------------    ------------------------------------
     Increase (decrease) from operations              1,145,205             43,080,825       33,286,727
                                                -----------------    ------------------------------------
Contract Transactions

     Net contract purchase payments                   3,897,324             23,275,540       34,600,693
     Transfer payments from (to) other subaccounts
        of general account                            8,753,680             24,672,041        6,257,620
     Contract terminations, withdrawals,
        and other deductions.                           (57,919)           (21,260,382)     (11,231,671)
                                                -----------------    -----------------------------------
     Increase (decrease) from contract
       transactions                                  12,593,085             26,687,199       29,626,642
                                                -----------------    -----------------------------------

                                                -----------------    -----------------------------------
     Net increase (decrease) in contract
       owners' equity                                13,738,290             69,768,024       62,913,369
                                                -----------------    -----------------------------------
Contract Owners' Equity

     Beginning of the period                                  -            257,420,951      194,507,582
                                                -----------------    -----------------------------------
     End of the period                               13,738,290            327,188,975      257,420,951
                                                 ================     ================ ==================

(1) Period from November 18, 1996 (commencement of operations) to December 31, 1996
(2) Period from May 1, 1997 (commencement of operations) to December 31, 1997

See accompanying Notes to Financial Statements.

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
December 31, 1997


1.   Organization and Summary of Significant Accounting Policies

Organization - The PFL Endeavor Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON nv,a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of fourteen investment subaccounts, ten of which are invested in specified portfolios of the Endeavor Series Trust and one of which is invested in the Growth Portfolio of the WRL Series Fund Inc. Activity in these eleven investment subaccounts is available to contract owners of The Endeavor Variable Annuity and The Endeavor Platinum Variable Annuity, also issued by PFL Life. The remaining three subaccounts, which are invested in the Merrill Lynch Variable Series Funds, Inc., are available to the contract owners of the Endeavor ML Variable Annuity.

The Enhanced Index Subaccount commenced operations on May 1, 1997. The Opportunity Value Subaccount commenced operations on November 18, 1996.
The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment advisor of the WRL Series Fund, Inc. is WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life.

Investments- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1997.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income- Dividends received from the Series Funds investments are reinvested to purchase additional mutal fund shares.

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
December 31, 1997


2. Investments

A summary of the mutual fund investment at December 31, 1997 follows:

                                                             Number of         Net Asset Value
                                                            Shares Held           Per Share          Market Value         Cost
                                                          ----------------    ----------------      --------------    --------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                       35,508,567.710     $        1.00         $   35,508,568    $   35,508,568
     Endeavor Asset Allocation Portfolio                   12,553,223.923             22.34            280,439,022       190,720,668
     T. Rowe Price Int'l Stock Portfolio                    9,842,221.443             14.22            139,956,389       123,744,483
     Endeavor Value Equity Portfolio                        8,543,759.235             20.70            176,855,816       126,719,548
     Dreyfus Small Cap Value Portfolio                      7,419,968.804             16.41            121,761,688        97,514,903
     Dreyfus U.S. Gov't Securities Portfolio                3,163,108.485             11.87             37,546,098        35,466,611
     T. Rowe Price Equity Income Portfolio                  8,321,439.226             19.34            160,936,635       128,337,557
     T. Rowe Price Growth Stock Portfolio                   4,575,935.761             20.78             95,087,945        73,376,454
     Endeavor Opportunity Value Portfolio                   1,753,162.902             11.75             20,599,664        19,317,827
     Endeavor Enhanced Index Portfolio                      1,117,874.363             12.29             13,738,676        12,531,260
   WRL Series Fund, Inc.:
     WRL Growth Portfolio                                   8,880,344.878         36.844201            327,189,212       276,501,357

                                                                                                    --------------    --------------
                                                                                                    $1,409,619,713    $1,119,739,236
                                                                                                    ==============    ==============

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                                  Year Ended December 31 or
                                                                          Commencement of Operations to December 31
                                                            ------------------------------------------------------------------------
                                                                              1997                            1996
                                                            ------------------------------------------------------------------------
                                                              Purchases             Sales           Purchases              Sales
                                                            -------------       -------------      -------------       -------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                        $  38,239,132         33,273,026         31,789,481          24,792,658
     Endeavor Asset Allocation Portfolio                       27,534,413         19,509,405         19,593,987          15,227,824
     T. Rowe Price Int'l Stock Portfolio                       27,215,017         10,918,985         24,567,791           4,812,880
     Endeavor Value Equity Portfolio                           48,167,751          8,576,677         33,900,438           3,499,103
     Dreyfus Small Cap Value Portfolio                         41,737,335          6,870,346         19,535,213           4,064,654
     Dreyfus U.S. Gov't Securities Portfolio                   19,284,711          3,432,371         12,086,187           1,852,687
     T. Rowe Price Equity Income Portfolio                     74,619,010          3,314,444         39,523,411             970,645
     T. Rowe Price Growth Stock Portfolio                      36,523,153          7,054,149         25,124,343           1,628,487
     Endeavor Opportunity Value Portfolio                      19,369,155            390,754            352,162              37,083
     Endeavor Enhanced Index Portfolio                         12,598,721             80,972                -                   -
   WRL Series Fund, Inc.:
     WRL Growth Portfolio                                      79,588,805         22,300,659         56,405,202          13,961,955

                                                            -------------       -------------      -------------       -------------
                                                            $ 424,877,203        115,721,788        262,878,215          70,847,976
                                                            =============       =============      =============       =============

PFL ENDEAVOR VA SEPARATE ACCOUNT
The Endeavor Variable Annuity
Notes to Financial Statements
December 31, 1997



3 Contract Owners' Equity
Contract owners' equity at December 31, 1997, includes an amount of $4,958,754, which represents the current value of PFL Life's capital contribution of $2,900,000.

A summary of deferred annuity contracts terminable by owners at December 31, 1997 follows:

                                                                               Return of Premium Death Benefit


                                                                          Accumulation        Accumulation          Total
     Subaccount                                                            Units Owned        Unit Value        Contract Value
     ---------------                                                 ------------------     ---------------   ------------------
   Endeavor Money Market                                               28,678,037.042       $  1.196418           34,310,920
   Endeavor Asset                                                     127,262,704.167          2.171948          276,407,976
   T. Rowe Price Int'l Stock                                          101,220,764.948          1.346560          136,299,833
   Endeavor Value Equity                                               82,171,833.799          2.086130          171,421,128
   Dreyfus Small Cap Value                                             63,123,931.161          1.851229          116,856,852
   Dreyfus U.S. Gov't. Securities                                      30,043,275.031          1.215033           36,503,571
   T. Rowe Price Equity Income                                         79,662,847.306          1.925022          153,352,734
   T. Rowe Price Growth Stock                                          44,624,829.320          2.043487           91,190,259
   Endeavor Opportunity Value                                          14,927,829.243          1.156993           17,271,394
   Endeavor Enhanced Index                                              9,296,582.067          1.217647           11,319,955
   WRL Growth                                                          16,307,024.863         19.665157          320,680,204
                                                                                                              ---------------
                                                                                                              $ 1,365,614,826
                                                                                                              ===============

                                                5% Annually Compounding  Death Benefit
                                                     Annual Step-Up Death Benefit

                                          Accumulation         Accumulation           Total
     Subaccount                           Units Owned           Unit Value       Contract Value
     ---------------                ------------------     -----------------     ----------------
   Endeavor Money Market                  1,002,462.071    $     1.195346         1,198,289
   Endeavor Asset                         1,857,541.490          2.169995         4,030,856
   T. Rowe Price Int'l Stock              2,717,945.242          1.345339         3,656,558
   Endeavor Value Equity                  2,607,465.410          2.084252         5,434,615
   Dreyfus Small Cap Value                2,651,783.374          1.849564         4,904,643
   Dreyfus U.S. Gov't. Securities           858,785.418          1.213942         1,042,516
   T. Rowe Price Equity Income            3,943,109.487          1.923303         7,583,794
   T. Rowe Price Growth Stock             1,909,047.791          2.041653         3,897,613
   Endeavor Opportunity Value             2,879,146.147          1.155963         3,328,186
   Endeavor Enhanced Index                1,987,857.002          1.216554         2,418,335
   WRL Growth                               331,277.459         19.647490         6,508,771
                                                                            ---------------
                                                                            $    44,004,176
                                                                            ===============

At December 31, 1997 contract owners' equity was comprised of:

                                                                                                      T. Rowe
                                                            Endeavor           Endeavor                Price
                                                             Money              Asset                  Int'l
                                                             Market           Allocation               Stock
                                           Total           Subaccount         Subaccount             Subaccount
                                           -----           ----------         ----------             ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains           $     1,119,738,525     35,509,209          190,720,478            123,744,485
Adjustment for appreciation/
 depreciation to market value             289,880,477              -           89,718,354             16,211,906
                                 ---------------------   ------------        -------------          ----------------

 Total Contract Owners' Equity    $     1,409,619,002     35,509,209          280,438,832            139,956,391
                                 =====================   ============        =============          ================

                                                              Dreyfus            Dreyfus             T. Rowe             T. Rowe
                                          Endeavor             Small               U.S.               Price              Price
                                           Value                Cap               Gov't              Equity              Growth
                                           Equity              Value             Securities          Income              Stock
                                         Subaccount           Subaccount         Subaccount        Subaccount         Subaccount
                                         ----------           ----------         ----------        ----------         ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                 126,719,475           97,514,710          35,466,600      128,337,450           73,376,381
Adjustment for appreciation/
 depreciation to market value            50,136,268           24,246,785           2,079,487       32,599,078           21,711,491
                                  ------------------        -------------         -----------     ------------         ------------

 Total Contract Owners' Equity          176,855,743          121,761,495          37,546,087      160,936,528           95,087,872
                                 ===================        =============         ===========     ============         ===========

                                        Endeavor          Endeavor
                                       Opportunity        Enhanced          WRL
                                        Value              Index           Growth
                                       Subaccount        Subaccount      Subaccount
                                       -----------       ----------      ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                 19,317,743        12,530,874     276,501,120
Adjustment for appreciation/
 depreciation to market value            1,281,837         1,207,416      50,687,855
                                 ------------------      ------------    -------------

 Total Contract Owners' Equity          20,599,580        13,738,290     327,188,975
                                 ==================      ============    =============

A summary of changes in contract owners' account units follows:


                                                           Endeavor               Endeavor               T. Rowe
                                                             Money                 Asset                  Int'l.
                                                            Market               Allocation               Stock
                                                          Subaccount             Subaccount              Subaccount

Units outstanding at 1/1/96                               21,103,926            122,974,873              75,065,178
Units purchased                                           10,753,798              7,818,305              13,001,295
Units redeemed and transferred                            (5,396,625)            (5,794,250)              3,395,831
                                                      ---------------           ------------            -----------
Units outstanding 12/31/96                                26,461,099            124,998,928              91,462,304
Units purchased                                            9,943,525              6,326,816               9,576,201
Units redeemed and transferred                            (6,724,125)            (2,205,498)              2,900,205
                                                      ---------------           ------------            -----------
Units outstanding 12/31/97                                29,680,499            129,120,246             103,938,710
                                                      ===============           ============            ===========

A summary of changes in contract owners' account units follows                Dreyfus             Dreyfus            T. Rowe
                                                         Endeavor              Small                U.S.              Price
                                                           Value                 Cap                Gov't.            Equity
                                                          Equity                Value             Securities          Income
                                                        Subaccount           Subaccount           Subaccount        Subaccount
                                                        ----------           ----------           ----------        ------------
Units outstanding at 1/1/96                              46,194,664           40,635,697           8,456,765       14,943,358
Units purchased                                          13,373,249            8,624,656           6,217,674       15,334,704
Units redeemed and transferred                            5,659,283            1,864,478           2,887,387       12,394,978
                                                      -------------           ----------         ------------     --------------
Units outstanding 12/31/96                               65,227,196           51,124,831          17,561,826       42,673,040
Units purchased                                           8,741,423            6,378,819           3,328,912       12,544,614
Units redeemed and transferred                           10,810,680            8,272,065          10,011,322       28,388,303
                                                      -------------           ----------         ------------     --------------
Units outstanding 12/31/97                               84,779,299           65,775,715          30,902,060       83,605,957
                                                      =============           ==========         ============     ==============
A summary of changes in contract owners' account units follows                T. Rowe
                                                                               Price          Endeavor      Endeavor
                                                                               Growth        Opportunity     Enhanced        WRL
                                                                               Stock           Value          Index         Growth
                                                                              Subaccount    Subaccount     Subaccount     Subaccount
                                                                              ----------    -----------    ----------     ----------
Units outstanding at 1/1/96                                                   14,196,708     -              -            13,337,197
Units purchased                                                                9,588,386     192,397        -             2,157,890
Units redeemed and transferred                                                 6,452,754     121,722        -              (320,605)
                                                                         ---------------  -----------     -----------   ------------
Units outstanding 12/31/96                                                    30,237,848     314,119        -            15,174,482
Units purchased                                                                7,089,232   7,127,057      3,461,400       1,266,110
Units redeemed and transferred                                                 9,206,797  10,365,799      7,823,039         197,710
                                                                         ---------------  -----------    ------------   ------------
Units outstanding 12/31/97                                                    46,533,877  17,806,975     11,284,439      16,638,302
                                                                         ===============  ===========    ============   ============

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
December 31, 1997


4   Administrative, Mortality and Expense Risk Charge

    Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

    PFL Life deducts a daily charge equal to an effective annual rate of 1.25% of the value of the contract owners' individual account as a charge for assuming certain mortality and expense risks.

5   Taxes

    Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

6.  Year 2000 (Unaudited)

    PFL Life and its parent have adopted and have in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. PFL Life has begun to convert, remediate or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. PFL Life does not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, PFL Life has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on PFL Life.

    Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of PFL Life, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

PROSPECTUS__________________________________________________________ May 1, 1998

                        THE ENDEAVOR ML VARIABLE ANNUITY
                                 Issued Through
                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                                       by
                           PFL LIFE INSURANCE COMPANY

  The Endeavor ML Variable Annuity Policy is a Flexible Premium Variable Annuity that is offered by PFL Life Insurance Company ("PFL"). You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. You are generally not taxed on any earnings on amounts you invest until you withdraw them or begin to receive Annuity Payments. The Policy is a "variable" annuity because the value of your investments can go up or down based on the performance of the investment options that you select. It is a flexible premium policy because after you purchase it you can generally make additional investments of any amount of $50 or more, until the Annuity Commencement Date when PFL begins making Annuity Payments to you.

  You have several investment options to choose from offered through three accounts: the Mutual Fund Account, the Target Account, and the Fixed Account. These include the following variable investment options:

Merrill Lynch Basic Value Focus          T. Rowe Price Growth Stock Portfolio
 Fund                                    Dreyfus Small Cap Value Portfolio
Merrill Lynch High Current Income        Dreyfus U.S. Government Securities
 Fund                                     Portfolio
Merrill Lynch Developing Capital         Endeavor Value Equity Portfolio
 Markets Focus Fund                      Endeavor Opportunity Value Portfolio
Endeavor Asset Allocation Portfolio      Endeavor Enhanced Index Portfolio
Endeavor Money Market Portfolio          Endeavor Select 50 Portfolio
T. Rowe Price International Stock        WRL Growth Portfolio
 Portfolio

T. Rowe Price Equity Income
 Portfolio

The Dow Target 10 Subaccount

The Dow Target 5 Subaccount

  YOU AS THE OWNER OF THE POLICY, BEAR THE ENTIRE INVESTMENT RISK FOR ALL AMOUNTS THAT YOU ALLOCATE TO ANY OF THE MUTUAL FUNDS. THIS MEANS THAT YOU COULD LOSE THE AMOUNT THAT YOU INVEST. But if the mutual fund shares increase in value, then the value of your Policy will also increase.

  The Fixed Account is an additional investment option. If you invest in one of the alternatives offered in the Fixed Account, then PFL guarantees to return your investment with interest at rates that PFL will declare from time to time.

  Of course, you can choose any combination of these investment options. You can also transfer amounts among these options (subject to some restrictions).

  LIKE ALL SECURITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  You should only purchase a Policy as a long-term investment. However, you do have access to all or some of the current cash value of your investments at any time before the Annuity Commencement Date. But, if you do withdraw cash from your Policy, there may be a surrender charge. You may also have to pay income taxes on some or all of the amount you withdraw, and if you are under the age 59 1/2 there may also be a tax penalty. Finally, there may be an interest penalty if you make a premature withdrawal from the Fixed Account (this is called an "Excess Interest Adjustment," and it could also result in you earning extra interest). PFL has the right to postpone withdrawals from the Fixed Account.

  Prospectuses for the mutual fund portfolios are attached to the back of this prospectus. This prospectus and the mutual fund prospectuses give you vital information about the Policies and the mutual funds. Please read them carefully before you invest. Keep them for future reference.

  PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS: ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL.

  This Prospectus sets forth the information that a prospective purchaser should consider before purchasing a Policy. A Statement of Additional Information about the Policy and the Mutual Fund Account which has the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing PFL at the Administrative and Service Office or by calling 1-800-525-6205. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

  This Prospectus and the Statement of Additional Information generally describe only the Policies and the Mutual Fund Account, except when the Fixed Account is specifically mentioned.

                      Administrative and Service Office:
            Financial Markets Division--Variable Annuity Department
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                     Please Read This Prospectus Carefully
                         Keep it For Future Reference.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                 INTRODUCTION

  There are three parts to this prospectus. Part I contains a summary and certain financial data. Part II contains a detailed description of the Policies and a brief description of the investment options. Part III describes the Target Account. Separate prospectuses follow that describe the mutual fund portfolios.

                               TABLE OF CONTENTS

                                     PART I

                                                                           PAGE
                                                                           ----
DEFINITIONS...............................................................   6
SUMMARY OF THE POLICY.....................................................   9
ANNUITY POLICY FEE TABLE..................................................  14
CONDENSED FINANCIAL INFORMATION...........................................  21
FINANCIAL STATEMENTS......................................................  23

                                    PART II

PFL LIFE INSURANCE COMPANY................................................  24
THE ENDEAVOR ACCOUNTS.....................................................  24
  The Mutual Fund Account.................................................  24
    The Underlying Funds..................................................  25
  The Target Account......................................................  28
    The Target Subaccounts................................................  28
  The Fixed Account.......................................................  29
    Guaranteed Periods....................................................  29
    Dollar Cost Averaging Fixed Account Option............................  30
    Current Interest Rates................................................  30
  Transfers...............................................................  31
  Reinstatements..........................................................  32
  Telephone Transactions..................................................  32
  Dollar Cost Averaging (DCA).............................................  32
  Asset Rebalancing.......................................................  33
PUBLISHED RATINGS.........................................................  33
THE POLICY................................................................  34
  Policy Application and Issuance of Policies--Premium Payments...........  34
    Additional Premium Payments...........................................  35
    Maximum Total Premium Payments........................................  35
    Allocation of Premium Payments........................................  35
    Payment Not Honored by Bank...........................................  35
  Policy Value............................................................  35
    The Mutual Fund Account Value.........................................  36
    The Target Account Value..............................................  36
  Amendments..............................................................  36
  Non-participating Policy................................................  36
DISTRIBUTIONS UNDER THE POLICY............................................  36
  Surrenders..............................................................  36
  Nursing Care and Terminal Condition Withdrawal Option...................  37
  Excess Interest Adjustment (EIA)........................................  38
  Systematic Payout Option................................................  38
  Annuity Payments........................................................  39
    Annuity Commencement Date.............................................  39
    Election of Payment Option............................................  39
    Premium Tax...........................................................  40
    Supplementary Contract................................................  40
    Availability as an Immediate Annuity..................................  40
  Annuity Payment Options.................................................  40
  Death Benefit...........................................................  43

                                                                            PAGE
                                                                            ----
  Death of Owner...........................................................  45
  Restrictions Under the Texas Optional Retirement Program.................  45
  Restrictions Under Section 403(b) Plans..................................  45
  Restrictions Under Qualified Policies....................................  45
CHARGES AND DEDUCTIONS.....................................................  45
  Surrender Charge.........................................................  46
  Mortality and Expense Risk Fee...........................................  46
  Administrative Charges...................................................  47
  Distribution Financing Charge............................................  47
  Premium Taxes............................................................  48
  Federal, State and Local Taxes...........................................  48
  Transfer Fee.............................................................  48
  Other Expenses Including Investment Advisory Fees........................  48
  Employee and Agent Purchases.............................................  48
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  49
  Tax Status of the Policy.................................................  49
  Taxation of Annuities....................................................  50
DISTRIBUTOR OF THE POLICIES................................................  55
VOTING RIGHTS..............................................................  56
  The Mutual Fund Account..................................................  56
  The Target Account.......................................................  56
YEAR 2000 MATTERS..........................................................  57
LEGAL PROCEEDINGS..........................................................  58
HISTORICAL PERFORMANCE DATA OF THE MUTUAL FUND ACCOUNT.....................  58
  Standardized Performance Data............................................  58
  Non-Standardized Performance Data........................................  60
  Endeavor Enhanced Index and Endeavor Select 50 Portfolios................  63

                                    PART III

THE TARGET ACCOUNT.........................................................  64
  Target Account Definitions...............................................  64
  General..................................................................  64
  Investment Strategy......................................................  65
  The Dow Jones Industrial Average.........................................  67
  Investment Risks.........................................................  68
PERFORMANCE INFORMATION....................................................  70
  Subaccounts of the Target Account--Performance Data......................  70
COMPARISON OF TOTAL RETURN.................................................  71
  Past Performance of the DJIA.............................................  72
  Standardized Performance Data............................................  72
  Non-Standardized Performance Data........................................  72
PORTFOLIO TURNOVER.........................................................  73
STATEMENT OF ADDITIONAL INFORMATION........................................  73
APPENDIX A................................................................. A-1
APPENDIX B................................................................. B-1

                                  DEFINITIONS

  Accumulation Unit--An accounting unit of measure used in calculating the Policy Value in the Mutual Fund Account and Target Account before the Annuity Commencement Date.

  Adjusted Policy Value--An amount equal to the Policy Value increased or decreased by any Excess Interest Adjustments.

  Administrative and Service Office--Financial Markets Division--Variable Annuity Department, PFL Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

  Annuitant--The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.

  Annuity Commencement Date--The date upon which Annuity Payments are to commence. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the policy month starting after the Annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

  Annuity Payment Option or Payment Option--A method of receiving a stream of Annuity Payments selected by the Owner.

  Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each additional Variable Annuity Payment after the Annuity Commencement Date.

  Beneficiary--The person who has the right to the death benefit set forth in the Policy.

  Business Day--Any day when the New York Stock Exchange is open for business.

  Cash Value--On or before the Annuity Commencement Date, is the amount equal to the Adjusted Policy Value.

  Code--The Internal Revenue Code of 1986, as amended.

  Current Interest Rate--The interest rate or rates currently guaranteed to be credited on amounts under a Policy allocated to the Fixed Account. This interest rate will always equal or exceed a minimum effective annual rate of 3%. See Appendix B for variations in the minimum guaranteed effective annual interest rate applicable to the Fixed Account.

  Distribution Financing Charge--A daily charge for the first seven Policy Years equal to an effective annual rate of 0.15% of the Mutual Fund Account's and the Target Account's net assets. This charge is not deducted after the Annuity Commencement Date.

  Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute Due Proof of Death.

  Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon Partial Withdrawals or surrenders, to amounts you transfer from the Fixed Account Guaranteed Period Options, or to amounts applied to Annuity Payment Options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess

Interest Adjustment (EIA) can either decrease or increase the amount you receive upon surrender or commencement of Annuity Payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

  Fixed Account--A group of Investment Options under the Policy, other than the Mutual Fund Account or the Target Account, that are part of the general assets of PFL that are not in separate accounts.

  Fixed Annuity Payments--Payments made pursuant to an Annuity Payment Option which do not fluctuate in amount.

  Guaranteed Period Options--The various guaranteed interest rate periods which may be offered by PFL under the Fixed Account into which premiums may be paid or amounts transferred.

  Gross Partial Withdrawal--The amount of the requested partial withdrawal, plus any applicable Surrender Charge, minus any applicable Excess Interest Adjustment.

  Investment Options--Any of the Guaranteed Period Options of the Fixed Account, the Dollar Cost Averaging Fixed Account Option, and any of the Subaccounts of the Mutual Fund Account or the Target Account.

  Mutual Fund Account--That portion of the PFL Endeavor Variable Annuity Account, which comprises a portion of the PFL Endeavor VA Separate Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, to which Premium Payments under the Policies may be allocated and which invests in the WRL Growth Portfolio of the WRL Series Fund, Inc., certain portfolios of the Endeavor Series Trust, certain portfolios of the Merrill Lynch Variable Series Funds, Inc. and such other mutual funds as PFL may determine from time-to-time.

  Mutual Fund Subaccount--A subdivision within the Mutual Fund Account, the assets of which are invested in a specified portfolio of the Underlying Funds.

  Nonqualified Policy--A Policy other than a Qualified Policy.

  PFL--PFL Life Insurance Company, the issuer of the Policies.

  Policy--One of the variable annuity policies offered by this Prospectus.

  Policy Anniversary--Each anniversary of the Policy Date.

  Policy Date--The date shown on the Policy data page attached to the Policy and the date on which the Policy becomes effective.

  Policy Owner or Owner--The person who may exercise all rights and privileges under the Policy. The Policy Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Policy Owner or a Successor Owner in the application.

  Policy Value--On or before the Annuity Commencement Date, this is an amount equal to (a) the Premium Payments; minus (b) Gross Partial Withdrawals; plus
(c) interest credited in the Fixed Account; plus or minus (d) accumulated gains or losses in the Mutual Fund Account and the Target Account; minus (e) any applicable service charges, premium taxes, and transfer fees, if any.

  Policy Year--Each 12-month period beginning on the Policy Date shown on the Policy data page and each Policy Anniversary thereafter.

  Premium Payment--An amount you pay to PFL, or is paid to PFL on your behalf, as consideration for the benefits provided by the Policy.

  Qualified Policy--A Policy issued in connection with retirement plans that qualify for special Federal income tax treatment under the Code.

  Service Charge--An annual charge on each Policy Anniversary (and a charge at the time of surrender) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $35.

  Successor Owner--A person appointed by the Policy Owner to succeed to ownership of the Policy in the event of the death of the Policy Owner (if the Policy Owner is not the Annuitant) before the Annuity Commencement Date.

  Surrender Charge--A percentage of each Premium Payment in an amount from 7% to 0% depending upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on surrenders of, or partial withdrawals from, the Policy. A Surrender Charge may also be referred to as a "Contingent Deferred Sales Charge."

  Target Account--A separate account established and registered as a management investment company under the Investment Company Act of 1940 to which Premium Payments under the Policies may be allocated.

  Target Subaccount--A subdivision within the Target Account, the assets of which are invested in common stocks selected according to a specified investment strategy.

  Underlying Funds--The WRL Growth Portfolio of the WRL Series Fund, Inc., designated portfolios of the Endeavor Series Trust, and designated portfolios of the Merrill Lynch Variable Insurance Series Funds, Inc.

  Valuation Period--The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determination shall be made on each Business Day.

  Variable Annuity Payments--Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Mutual Fund Account or the Target Account.

  Written Notice or Written Request--Written notice, signed by the Owner, that gives PFL the information it requires and is received at the Administrative and Service Office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

                             SUMMARY OF THE POLICY

  The following summary is intended to provide a brief overview of the Policy. More detailed information can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE POLICY

  The Endeavor ML Variable Annuity is a Flexible Premium Variable Annuity which can be purchased as a Nonqualified Policy or as a Qualified Policy. You allocate the Premium Payments among the Mutual Fund Account, the Target Account or the Fixed Account.

THE ENDEAVOR ACCOUNTS

  The Mutual Fund Account. The Mutual Fund Account is a separate account of PFL, which has dedicated a number of subaccounts to the Policy that invest exclusively in shares of designated portfolios of the Merrill Lynch Variable Series Funds, Inc., designated portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc., (collectively, the "Underlying Funds"). The Merrill Lynch Variable Series Funds, Inc. is an investment company whose investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. A separate prospectus accompanies this Prospectus for the portfolios advised by MLAM, which describe further information about MLAM and the Merrill Lynch Variable Series Funds, Inc. The Endeavor Series Trust is a mutual fund managed by Endeavor Investment Advisers, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc. (an affiliate of
PFL), which contracts with several subadvisers (as described in separate prospectuses that accompany this Prospectus) for investment advisory services. The WRL Growth Portfolio is a portfolio within the WRL Series Fund, Inc. The WRL Series Fund, Inc. is a mutual fund whose investment adviser is WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"), (an affiliate of PFL). WRL Investment Management, Inc. contracts with Janus Capital Corporation as a sub-adviser to the WRL Growth Portfolio for investment advisory services.

  The portfolios of the Underlying Funds offered are as follows:

Merrill Lynch Basic Value Focus Fund     Dreyfus Small Cap Value Portfolio
Merrill Lynch High Current Income        Dreyfus U.S. Government Securities
 Fund                                     Portfolio
Merrill Lynch Developing Capital         Endeavor Value Equity Portfolio
 Markets Focus Fund                      Endeavor Opportunity Value Portfolio
Endeavor Asset Allocation Portfolio      Endeavor Enhanced Index Portfolio
Endeavor Money Market Portfolio          Endeavor Select 50 Portfolio
T. Rowe Price International Stock        WRL Growth Portfolio
 Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio

  Each of the Subaccounts of the Mutual Fund Account invests solely in a corresponding Portfolio of the Underlying Funds. BECAUSE THE POLICY VALUE MAY DEPEND ON THE INVESTMENT EXPERIENCE OF THE SELECTED SUBACCOUNTS, THE OWNER BEARS THE ENTIRE INVESTMENT RISK WITH RESPECT TO PREMIUM PAYMENTS ALLOCATED TO, AND AMOUNTS TRANSFERRED TO, THE MUTUAL FUND ACCOUNT. (See "THE ENDEAVOR ACCOUNTS--The Mutual Fund Account," p. 24.)

  The Target Account. The Target Account is a separate account of PFL, which invests according to the specific investment strategies of its Subaccounts. Interests in the Target Account are not expected to be available until mid-1998. (See "THE TARGET ACCOUNT--General," p. 65.)

  The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the Dow Jones Industrial Average ("DJIA") that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

  The Dow Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

  BECAUSE THE POLICY VALUE WILL DEPEND ON THE INVESTMENT EXPERIENCE OF THE SELECTED SUBACCOUNTS, THE OWNER BEARS THE ENTIRE INVESTMENT RISK WITH RESPECT TO PREMIUM PAYMENTS ALLOCATED TO, AND AMOUNTS TRANSFERRED TO, THE TARGET ACCOUNT. (See "THE ENDEAVOR ACCOUNTS--The Target Account," p. 28.)

  The investment adviser for the Target Account is First Trust Advisers L.P. The manager for the Target Account is Endeavor Investment Advisers. (See "THE TARGET ACCOUNT--General," p. 65.)

  The Fixed Account. The Fixed Account guarantees an annual effective interest rate of at least 3% on: Premium Payments and transfers to, less partial withdrawals and transfers from, the Fixed Account (see Appendix "B" for variations in the minimum guaranteed effective annual interest rate for prior versions of Policies and for Policies offered in certain states). Upon surrender, PFL guaranteed return of at least the Premium Payments made to, less prior partial withdrawals and transfers from, the Fixed Account. PFL may, in its sole discretion, declare a higher Current Interest Rate. A Current Interest Rate is guaranteed for at least one year, although certain Dollar Cost Averaging programs may run for shorter periods. (See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 29.)

PREMIUM PAYMENTS

  A Nonqualified Policy may be purchased with an initial Premium Payment of at least $5,000. A Qualified Policy generally may be purchased with an initial Premium Payment of at least $1,000, but policies purchased and used in connection with a Tax Deferred 403(b) Annuity may be purchased with an initial premium payment in any amount chosen by the purchaser; however, PFL must receive the initial Premium Payment within 90 days following the Policy Date, otherwise the Policy will be canceled. You may make additional Premium Payments of at least $50 each at any time before the Annuity Commencement Date. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000. No charges or fees are deducted from Premium Payments, so the entire Premium Payment is invested immediately, subject to the restrictions below regarding the "Right to Cancel" period. (See "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 46 and "CHARGES AND DEDUCTIONS--Premium Taxes," p. 48.)

  You must allocate the initial Premium Payment among the Investment Options according to allocation percentages in the Policy application or in information provided in lieu thereof or transmittal form. Any allocation must be in whole percents, and the total allocation must equal 100%. Allocations you specify for the Initial Premium Payment will be used for additional Premium Payments unless you request a change in allocation. Allocations of additional Premium Payments may be changed by sending Written Notice to PFL's Administrative and Service Office. (See "THE POLICY--Policy Application and Issuance of Policies--Premium Payments," p. 34.)

RIGHT TO CANCEL PERIOD

  You may, until the end of the period of time specified in the Policy ("Right to Cancel Period"), examine the Policy and return it for a refund. The applicable period will depend on the state in which the Policy is issued. In some states the period is ten days after the Policy is delivered to you. Some states allow for a longer period to return the Policy. The amount of the refund will also depend on the state in which the Policy is issued. Ordinarily the amount of the refund will be the Policy Value. However, some states may require a return of the Premium Payments, or the greater of the Premium Payments or the Policy Value. PFL will pay the refund within seven days after it receives written notice of cancellation and the returned Policy within the applicable period. The Policy will then be deemed void.

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

  An Owner can transfer Policy Values from one Subaccount to another within the Mutual Fund Account, the Target Account or the Fixed Account, or transfer Policy Values or an amount equal to the interest credited from the Guaranteed Period Options of the Fixed Account to the Mutual Fund Account or the Target Account. Transfers of amounts equal to interest credited to a Guaranteed Period Option are referred to as "Interest Transfers." Each Interest Transfer will be subject to a minimum amount of $50. No Excess Interest Adjustment will apply to such transfers of interest. For transfers other than Interest Transfers, the minimum amount which may be transferred is $500, or the entire subaccount (or Guaranteed Period Option) Policy Value, whichever is less. However, following a transfer out of a particular Subaccount or Guaranteed Period Option, at least $500 must remain in that Subaccount or Guaranteed Period Option, otherwise PFL reserves the right to include remaining amounts in the transfer. Transfers currently may be made either by telephone (subject to the provisions described below under "Telephone Transactions," p. 32) or by sending Written Notice to the Administrative and Service Office.

  An Owner may choose which Guaranteed Period Option to or from transfers may be made. Transfers of Policy Value from a Guaranteed Period Option prior to the end of a Guaranteed Period are subject to an Excess Interest Adjustment which may increase or decrease the amount removed from the Guaranteed Period Option in order to honor the transfer amount requested. Interest Transfers are not subject to an Excess Interest Adjustment. Due to the manner of crediting interest in the Fixed Account, however, Interest Transfers may affect the rate of interest credited on funds remaining in the Fixed Account. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 38 and "THE ENDEAVOR ACCOUNTS--Transfers," p. 31.)

  Transfers from the Dollar Cost Averaging Fixed Account Option, except through automatic Dollar Cost Averaging transfers, are not allowed. (See "THE ENDEAVOR ACCOUNTS--Dollar Cost Averaging Fixed Account Option," p. 30.)

  Prior versions of the Policy and Policies issued in certain states may have additional restrictions on transfers. See Appendix B and the Policy or endorsement for details. If the Excess Interest Adjustment (at the time of a transfer request only) from any Guaranteed Period Option is a negative adjustment, then the maximum amount of Policy Value that can be transferred is 25% of that Guaranteed Period Option's Policy Value, less amounts previously transferred out of that Guaranteed Period Option during the current Policy Year. No maximum will apply to amounts transferred from any Guaranteed Period Option if the Excess Interest Adjustment is a positive adjustment at the time of transfer.

  A $10 charge may be imposed for each transfer in excess of twelve per Policy Year. Currently PFL does not charge for any transfers. (See "THE ENDEAVOR ACCOUNTS--Transfers," p. 31.)

SURRENDERS AND PARTIAL WITHDRAWALS

  You may elect to surrender the Policy or make a partial withdrawal from the Policy R($500 minimum) in exchange for a cash payment from PFL at any time prior to the earlier of the Annuitant's death or the Annuity Commencement Date. A surrender or partial withdrawal may be subject to deductions for Surrender Charges, Excess Interest Adjustments, and

Service Charges. (See "CHARGES AND DEDUCTIONS," p. 45.) A surrender or partial withdrawal request must be made by Written Request, and a request for a partial withdrawal must specify the Subaccount(s) or Guaranteed Period Options from which the withdrawal is requested. There is currently no limit on the frequency or timing of partial withdrawals, although for Qualified Policies the retirement plan or applicable law may restrict or penalize partial withdrawals. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 36). In addition to the applicable charges and deductions under the Policy, surrenders and partial withdrawals may be subject to premium taxes, income taxes and a 10% Federal penalty tax.

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  If you or your spouse (or Annuitant or Annuitant's spouse if the Owner is not a natural person): (1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition, as defined in the Policy or endorsement (generally a life expectancy of not more than 12 months), then partial withdrawals or surrenders may be taken with no Surrender Charge and no Excess Interest Adjustment. (This benefit may not be available in all states or for all policy forms. See Appendix B and the Policy or endorsement for details.) (See "DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option,"
p. 37.)

CHARGES AND DEDUCTIONS

  Surrender Charge. In order to permit investment of the entire Premium Payment, PFL does not deduct sales or other charges at the time the Policy is purchased (although in some states, a premium tax charge may be deducted). However, a Surrender Charge of up to 7% of the amount withdrawn is imposed on certain surrenders or partial withdrawals of Premium Payments in order to cover expenses relating to the sale of the Policies. A Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. The applicable Surrender Charge is based on the period of time elapsed since payment of the Premium Payment(s) being withdrawn. There is no Surrender Charge imposed seven or more years after a Premium Payment was paid. For purposes of determining the applicable Surrender Charge, Premium Payments are considered to be withdrawn on a "first in-, first-out" basis. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 46.) Note that for income tax purposes, however, gains are deemed to be withdrawn first. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 49.) After the first Policy Year, up to 10% of the Policy Value may be withdrawn once per Policy Year without an Excess Interest Adjustment and without a Surrender Charge if it is the first withdrawal in that Policy Year.

  Excess Interest Adjustment. Surrenders, partial withdrawals, transfers (other than "10% Withdrawals" and "Interest Transfers"), and amounts applied to a Payment Option from Guaranteed Period Options which occur prior to the end of the Guaranteed Period, are subject to an Excess Interest Adjustment, which could eliminate all credited interest in excess of the minimum guaranteed effective annual interest rate of 3%. The Excess Interest Adjustment, if a positive adjustment, could also result in the crediting of additional interest. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 38.)

  Account Charges. PFL deducts a daily charge equal to a percentage of the net assets in the Mutual Fund Account and the Target Account (the "Accounts") for the mortality and expense risks assumed by PFL. For Guaranteed Minimum Death Benefit Options "A" (5% Annually Compounding Death Benefit) and "B" (Double Enhanced Death Benefit), the effective annual rate of this charge prior to the Annuity Commencement Date is 1.25% of the value of each Account's net assets. For Guaranteed Minimum Death Benefit Option "C" (Return of Premium Death Benefit), the effective annual rate of this charge prior to the Annuity Commencement Date is 1.10% of the value of each Account's net assets. After the Annuity Commencement Date, the Mortality and Expense Risk Fee may be lower than the

Mortality and Expense Risk Fee in effect prior to the Annuity Commencement Date. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 46, "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 43, and Appendix B.)

  PFL also deducts a daily Administrative Charge from the net assets of each Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is .15% of the value of each Account's net assets. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 47.)

  PFL guarantees that the account charges for mortality and expense risks and administrative expenses prior to the Annuity Commencement Date will not exceed a total of 1.40% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, and 1.25% for the Return of Premium Death Benefit. After the Annuity Commencement Date, the total charge for mortality and expense risks and administrative expenses will be less than or equal to that charged before the Annuity Commencement Date (see Appendix B).

  Distribution Financing Charges. During the first seven Policy Years, PFL imposes a daily Distribution Financing Charge equal to an effective annual rate of 0.15% of the Mutual Fund Account's and of the Target Account's net assets. This charge is used by PFL to defray a portion of the cost of distribution of the Policies. This charge will not be imposed after the Annuity Commencement Date. (See "CHARGES AND DEDUCTIONS--Distribution Financing Charge," p. 47.)

  Service Charge. Prior to the Annuity Commencement Date, there is an annual Service Charge on each Policy Anniversary (and a charge at the time of surrender during any Policy Year) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $35. The Service Charge is deducted from each Investment Option in proportion to each Investment Option's percentage of the Policy Value just prior to such charge. This charge is waived if either the Policy Value or the sum of all Premium Payments less the sum of all partial withdrawals equals or exceeds $50,000 on a Policy Anniversary (or date of surrender). PFL guarantees that this charge will not be increased in the future. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 47.)

  Transfer Fee. Any transfers among the Subaccounts of the Separate Account and/or the Guaranteed Period Options of the Fixed Account in excess of 12 per Policy Year may be charged a $10 Transfer Fee per transfer. Currently, PFL does not assess this fee.

  Taxes. PFL may incur premium taxes relating to the Policies. When permitted by state law, PFL will not deduct any premium taxes related to a particular Policy from the Policy Value until withdrawal of the full Policy Value, payment of the Death Benefit, or the Annuity Commencement Date. Premium taxes currently range from 0% to 3.50% of Premium Payments. (See "CHARGES AND DEDUCTIONS--Premium Taxes," p. 48.)

  No charges are currently made against the Fixed Account, the Mutual Fund Account, or the Target Account for federal, state, or local income taxes. Should PFL determine that any such taxes may be imposed, PFL may deduct such taxes from amounts held in the relevant Account. (See "CHARGES AND DEDUCTIONS--Federal, State and Local Taxes," p. 48.)

  Charges Against the Subaccounts. The value of the net assets of the Mutual Fund Subaccounts will also reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Those fees and expenses are detailed in the prospectuses for the Underlying Funds that accompany this Prospectus. The value of the net assets of the Target Subaccounts will reflect the investment advisory fee and other expenses incurred by the manager in operating each Target Subaccount.

  Expense Data. The charges and deductions are summarized in the following Fee Tables. This tabular information regarding expenses assumes that the entire Policy Value is in either the Mutual Fund Account or the Target Account and that the Policy Value has not been applied to purchase an Annuity Payment Option. These tables reflect charges and expenses of the Mutual Fund Account as well as the Underlying Funds for the fiscal year ended December 31, 1997, except as otherwise noted. Expenses may be higher or lower in the future. These tables do not reflect any premium taxes that may be applicable.

                           ANNUITY POLICY FEE TABLE

POLICY OWNER TRANSACTION EXPENSES
Sales Load On Pur-
 chase Payments.....                    0
Maximum Surrender
 Charge
 (as a % of Premium
 Payments
 Surrendered)(/1/)(/2/).                7%
Surrender Fees......                    0
Annual Service
 Charge(/1/) .......       $35 Per Policy
Transfer Fee(/1/)...     Currently No Fee

                       SEPARATE ACCOUNT ANNUAL EXPENSES
                       (AS A PERCENTAGE OF ACCOUNT VALUE)
                       Mortality and Expense Risk
                        Fees(/3/)....................  1.25%
                       Administrative Charge.........  0.15%
                       Distribution Financing Charge.  0.15%
                       TOTAL ANNUITY POLICY ANNUAL
                        EXPENSES.....................  1.55%

PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets and after expense reimbursements)

                                                             TOTAL
                                                           PORTFOLIO   TOTAL ACCOUNT
                          MANAGEMENT  OTHER   RULE 12B-1    ANNUAL     AND PORTFOLIO
                             FEES    EXPENSES    FEES    EXPENSES(/4/)   EXPENSES
                          ---------- -------- ---------- ------------- -------------
MERRILL LYNCH VARIABLE
 SERIES FUNDS, INC.(/5/)
Basic Value Focus.......     0.60%     0.05%     --          0.65%         2.20%
Developing Capital
 Markets Focus..........     0.83%     0.42%     --          1.25%         2.80%
High Current Income.....     0.47%     0.07%     --          0.54%         2.09%
ENDEAVOR SERIES TRUST
Endeavor Money Market...     0.50%     0.10%     --          0.60%         2.15%
Endeavor Asset
 Allocation.............     0.75%     0.09%     --          0.84%         2.39%
T. Rowe Price
 International Stock....     0.90%     0.17%     --          1.07%         2.62%
Endeavor Value Equity...     0.80%     0.09%     --          0.89%         2.44%
Dreyfus Small Cap Value.     0.80%     0.11%     --          0.91%         2.46%
Dreyfus U.S. Government
 Securities.............     0.65%     0.15%     --          0.80%         2.35%
T. Rowe Price Equity
 Income.................     0.80%     0.14%     --          0.94%         2.49%
T. Rowe Price Growth
 Stock..................     0.80%     0.16%     --          0.96%         2.51%
Endeavor Opportunity
 Value..................     0.80%     0.35%     --          1.15%         2.70%
Endeavor Enhanced Index.     0.75%     0.55%     --          1.30%         2.85%
Endeavor Select 50......     1.10%     0.40%     --          1.50%         3.05%
WRL SERIES FUND, INC.(/6/)
WRL Growth..............     0.80%     0.07%     --          0.87%         2.42%
TARGET ACCOUNT(/7/)
The Dow Target Account
 10.....................     0.75%     0.55%                 1.30%         2.85%
The Dow Target Account
 5......................     0.75%     0.55%                 1.30%         2.85%

/1/The Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how the Policy Value is allocated among the Mutual Fund Account, the Target Account and the Fixed Account. The Service Charge is $35 per year, but not greater than 2% of the Policy Value. The Service Charge applies to the Fixed Account, the Mutual Fund Account, and the Target Account and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy Year. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 47.) There is no fee for the first 12 transfers per year. For additional transfers PFL may charge a fee of $10 per transfer but currently does not charge for any transfers.

/2/The Surrender Charge is decreased based on the number of years since the premium payment date in which the withdrawal is made. The charge is a percentage of the Premium Payment: 7%, 7%, 6%, 6%, 5%, 4% and 2%; for years one through seven, respectively, after the Premium Payment was made. If applicable, a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 46, and "DISTRIBUTIONS UNDER THE POLICIES--Surrenders," p. 36.)

/3/The Mortality and Expense Risk Fees shown (1.25%) are for the 5% Annually
   Compounding Death Benefit and the Double Enhanced Death Benefit. The corresponding fee for the Return of Premium Death Benefit is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 43.)

/4/Endeavor Investment Advisers has agreed, until terminated by it, to assume expenses of the Portfolios that exceed the following rates: Endeavor Money Market--0.99%; Endeavor Asset Allocation--1.25%; T. Rowe Price International Stock--1.53%; Endeavor Value Equity--1.30%; Dreyfus Small Cap Value--1.30%; Dreyfus U.S. Government Securities--1.00%; T. Rowe Price Equity Income--1.30%; T. Rowe Price Growth Stock--1.30%; Endeavor Opportunity Value--1.30%; Endeavor Enhanced Index--1.30%; Endeavor Select 50--1.50%; The Dow Target 10--1.30%; and The Dow Target 5--1.30%. During 1997, Endeavor Investment Advisers waived fees relative to, or reimbursed, the Endeavor Enhanced Index Portfolio. The annualized operating expense ratio before waiver/reimbursement by Endeavor Investment Advisers for the period ended December 31, 1997, was 1.56%. Amounts shown for the Endeavor Select 50 Portfolio, The Dow Target 10 and The Dow Target 5 are estimated for 1998. The annualized operating expense ratio before waiver/reimbursement by Endeavor Investment Advisers for the Endeavor Select 50, The Dow Target 10 and the Dow Target 5 are estimated to be 1.60%, 1.40% and 1.40%, respectively. The fee table information relating to the Underlying Funds was provided to PFL by the Underlying Funds, and PFL has not independently verified such information.

/5/These reflect expenses on Class A shares for the year ended December 31, 1997. Reimbursement agreements are in effect that limit operating expenses exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each portfolio of the Merrill Lynch Variable Series Funds, Inc. in a given year to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of the average daily net assets will be reimbursed to the portfolio by MLAM, which in turn will be reimbursed by Merrill Lynch Life Agency, Inc., an affiliate of MLAM. During 1997, MLAM waived management fees and reimbursed expenses totaling 0.17% for the Developing Capital Markets Focus Fund.

/6/Effective January 1, 1997, the WRL Series Fund, Inc. adopted a Plan of
   Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Distribution Plan") and pursuant to the Distribution Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the WRL Series Fund, Inc. Under the Distribution Plan, the WRL Series Fund, Inc., on behalf of the WRL Growth Portfolio, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of the Portfolio's shares, amounts equal to actual expenses associated with distributing the Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it would not seek payment by the WRL Series Fund, Inc. of distribution expenses incurred with respect to any portfolio (including the WRL Growth Portfolio) during the fiscal year ending December 31, 1998. Owners will be notified in advance prior to ISI's seeking such reimbursement in the future.

/7/For the Target Account, the Distribution Financing Charge included under
   "Separate Account Annual Expenses" in this table is deducted pursuant to a 12b-1 plan.

Examples

I. An Owner would pay the following expenses on a $1,000 investment, assuming 5% Annually Compounding Death Benefit or Double Enhanced Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Merrill Lynch Basic Value Focus Fund...........  $ 93   $124    $165     $254
Merrill Lynch Developing Capital Markets Focus
 Fund..........................................  $ 99   $142    $195     $313
Merrill Lynch High Current Income Fund.........  $ 92   $121    $159     $242
Endeavor Money Market Portfolio................  $ 92   $122    $163     $248
Endeavor Asset Allocation Portfolio............  $ 95   $130    $175     $273
T. Rowe Price International Stock Portfolio....  $ 97   $137    $186     $296
Endeavor Value Equity Portfolio................  $ 95   $131    $177     $278
Dreyfus Small Cap Value Portfolio..............  $ 95   $132    $178     $280
Dreyfus U.S. Government Securities Portfolio...  $ 94   $129    $173     $269
T. Rowe Price Equity Income Portfolio..........  $ 96   $133    $180     $283
T. Rowe Price Growth Stock Portfolio...........  $ 96   $133    $181     $285
Endeavor Opportunity Value Portfolio...........  $ 98   $139    $190     $303
Endeavor Enhanced Index Portfolio..............  $ 99   $144    $198     $318
Endeavor Select 50 Portfolio...................  $101   $149    $207     $337
WRL Growth Portfolio...........................  $ 95   $131    $176     $276
The Dow Target 10..............................  $ 99   $144    $198     $318
The Dow Target 5...............................  $ 99   $144    $198     $318

  2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Merrill Lynch Basic Value Focus Fund...........  $23    $ 70    $121     $254
Merrill Lynch Developing Capital Markets Focus
 Fund..........................................  $29    $ 88    $151     $313
Merrill Lynch High Current Income Fund.........  $22    $ 67    $115     $242
Endeavor Money Market Portfolio................  $22    $ 69    $118     $248
Endeavor Asset Allocation Portfolio............  $25    $ 76    $130     $273
T. Rowe Price International Stock Portfolio....  $27    $ 83    $142     $296
Endeavor Value Equity Portfolio................  $25    $ 78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $25    $178    $134     $280
Dreyfus U.S. Government Securities Portfolio...  $24    $ 75    $128     $269
T. Rowe Price Equity Income Portfolio..........  $26    $ 79    $135     $283
T. Rowe Price Growth Stock Portfolio...........  $26    $ 80    $136     $285
Endeavor Opportunity Value Portfolio...........  $28    $ 85    $146     $303
Endeavor Enhanced Index Portfolio..............  $29    $ 90    $153     $318
Endeavor Select 50 Portfolio...................  $31    $ 96    $163     $337
WRL Growth Portfolio...........................  $25    $ 77    $132     $276
The Dow Target 10..............................  $29    $ 90    $153     $318
The Dow Target 5...............................  $29    $ 90    $153     $318

  3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Merrill Lynch Basic Value Focus Fund...........  $23    $ 70    $121     $254
Merrill Lynch Developing Capital Markets Focus
 Fund..........................................  $29    $ 88    $151     $313
Merrill Lynch High Current Income Fund.........  $22    $ 67    $115     $242
Endeavor Money Market Portfolio................  $22    $ 69    $118     $248
Endeavor Asset Allocation Portfolio............  $25    $ 76    $130     $273
T. Rowe Price International Stock Portfolio....  $27    $ 83    $142     $296
Endeavor Value Equity Portfolio................  $25    $ 78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $25    $178    $134     $280
Dreyfus U.S. Government Securities Portfolio...  $24    $ 75    $128     $269
T. Rowe Price Equity Income Portfolio..........  $26    $ 79    $135     $283
T. Rowe Price Growth Stock Portfolio...........  $26    $ 80    $136     $285
Endeavor Opportunity Value Portfolio...........  $28    $ 85    $146     $303
Endeavor Enhanced Index Portfolio..............  $29    $ 90    $153     $318
Endeavor Select 50 Portfolio...................  $31    $ 96    $163     $337
WRL Growth Portfolio...........................  $25    $ 77    $132     $276
The Dow Target 10..............................  $29    $ 90    $153     $318
The Dow Target 5...............................  $29    $ 90    $153     $318

II. An Owner would pay the following expenses on a $1,000 investment, assuming Return of Premium Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Merrill Lynch Basic Value Focus Fund...........  $ 91   $119    $157     $238
Merrill Lynch Developing Capital Markets Focus
 Fund..........................................  $ 97   $138    $188     $298
Merrill Lynch High Current Income Fund.........  $ 90   $116    $152     $227
Endeavor Money Market Portfolio................  $ 91   $118    $155     $233
Endeavor Asset Allocation Portfolio............  $ 93   $125    $167     $258
T. Rowe Price International Stock Portfolio....  $ 96   $132    $179     $281
Endeavor Value Equity Portfolio................  $ 94   $127    $170     $263
Dreyfus Small Cap Value Portfolio..............  $ 94   $127    $171     $265
Dreyfus U.S. Government Securities Portfolio...  $ 93   $124    $165     $254
T. Rowe Price Equity Income Portfolio..........  $ 94   $128    $172     $268
T. Rowe Price Growth Stock Portfolio...........  $ 94   $129    $173     $270
Endeavor Opportunity Value Portfolio...........  $ 96   $135    $183     $289
Endeavor Enhanced Index Portfolio..............  $ 98   $139    $190     $303
Endeavor Select 50 Portfolio...................  $100   $145    $200     $322
WRL Growth Portfolio...........................  $ 94   $126    $169     $261
The Dow Target 10..............................  $ 98   $139    $190     $303
The Dow Target 5...............................  $ 98   $139    $190     $303

  2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Merrill Lynch Basic Value Focus Fund...........  $21     $66    $113     $238
Merrill Lynch Developing Capital Markets Focus
 Fund..........................................  $27     $84    $143     $298
Merrill Lynch High Current Income Fund.........  $20     $63    $108     $227
Endeavor Money Market Portfolio................  $21     $64    $111     $233
Endeavor Asset Allocation Portfolio............  $23     $72    $123     $258
T. Rowe Price International Stock Portfolio....  $26     $79    $134     $281
Endeavor Value Equity Portfolio................  $24     $73    $125     $263
Dreyfus Small Cap Value Portfolio..............  $24     $74    $126     $265
Dreyfus U.S. Government Securities Portfolio...  $23     $70    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24     $75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $24     $75    $129     $270
Endeavor Opportunity Value Portfolio...........  $26     $81    $138     $289
Endeavor Enhanced Index Portfolio..............  $28     $85    $146     $303
Endeavor Select 50 Portfolio...................  $30     $91    $156     $322
WRL Growth Portfolio...........................  $24     $73    $124     $261
The Dow Target 10..............................  $28     $85    $146     $303
The Dow Target 5...............................  $28     $85    $146     $303

  3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Merrill Lynch Basic Value Focus Fund...........  $21     $66    $113     $238
Merrill Lynch Developing Capital Markets Focus
 Fund..........................................  $27     $84    $143     $298
Merrill Lynch High Current Income Fund.........  $20     $63    $108     $227
Endeavor Money Market Portfolio................  $21     $64    $111     $233
Endeavor Asset Allocation Portfolio............  $23     $72    $123     $258
T. Rowe Price International Stock Portfolio....  $26     $79    $134     $281
Endeavor Value Equity Portfolio................  $24     $73    $125     $263
Dreyfus Small Cap Value Portfolio..............  $24     $74    $126     $265
Dreyfus U.S. Government Securities Portfolio...  $23     $70    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24     $75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $24     $75    $129     $270
Endeavor Opportunity Value Portfolio...........  $26     $81    $138     $289
Endeavor Enhanced Index Portfolio..............  $28     $85    $146     $303
Endeavor Select 50 Portfolio...................  $30     $91    $156     $322
WRL Growth Portfolio...........................  $24     $73    $124     $261
The Dow Target 10..............................  $28     $85    $146     $303
The Dow Target 5...............................  $28     $85    $146     $303

  The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the expenses of the Underlying Funds. (See "CHARGES AND DEDUCTIONS," p. 45, and the Underlying Funds' prospectuses.) These examples include the 1.25% Mortality and Expense Risk Fee for the 5% Annually Compounding and Double Enhanced Death Benefits; and the 1.10% Mortality and Expense Risk Fee for the Return of Premium Death Benefit. In addition to the expenses listed above, premium taxes may be applicable.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The assumed 5% annual return used in these examples is purely hypothetical and should not be considered a guarantee of past or future performance. PFL has prepared the figures in the above examples. The data for the Underlying Funds and Target Account annual expenses have been provided by WRL Investment Management, Inc., Endeavor Investment Advisers, and Merrill Lynch Asset Management, L.P. and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

  In these examples, the $35 Annual Service Charge is reflected as a charge of .0547% based on average Policy Value of $64,005. Normally, the $35 Service
Charge would be waived if either the Premium Payment(s) less Partial Withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.

  Any transfers among the Subaccounts of the Separate Account and/or the Guaranteed Period Options of the Fixed Account in excess of 12 per Policy Year may be charged a $10 fee per transfer. Currently, PFL does not assess this fee. This fee is not reflected in these examples.

DEATH BENEFIT

  Upon receipt of proof that the Annuitant, who is the Owner, has died before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when PFL receives Due Proof of Death, an election of the method of settlement and return of the Policy. The Death Benefit is only paid if the Owner and Annuitant are the same person, and that person dies prior to the Annuity Commencement Date. In the event that the Annuitant who is not the Owner dies prior to the Annuity Commencement Date, the Owner will generally become the Annuitant unless the Owner specifically requests on the application, order form or in writing prior to Annuitant's death that the Death Benefit be paid upon the Annuitant's death and PFL agrees to such an election.

  The amount of the Death Benefit will depend on the state where the Policy is purchased and will depend on the Death Benefit option you elect. However, the Death Benefit will always be at least equal to the greater of the Policy Value or the Cash Value on the date PFL receives the documentation it needs to process the Death Benefit.

  The Death Benefit is not paid on the death of an Owner if the Owner is not the Annuitant. If an Owner who is not the Annuitant dies before the Annuity Commencement Date, the amount payable under the Policy upon surrender will be the Adjusted Policy Value. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 43, or the Policy or endorsement for details.) In certain circumstances, if the Owner dies the Owners spouse may elect to continue the Policy. If the Policy is continued, all future Surrender Charges would be waived.

  You have the "one-time" option of choosing a Guaranteed Minimum Death Benefit at the time of purchase of the Policy. The Owner may choose among the "5% Annually Compounding Death Benefit," the "Double Enhanced Death Benefit," or the "Return of Premium Death Benefit." The "5% Annually Compounding Death Benefit" is only available for Annuitants and Owners under age 75 at issue. The "Double Enhanced Death Benefit" is only available for Annuitants and Owners under age 81 at issue. The "Return of Premium Death Benefit" is only available for Annuitants and Owners under the age 85 at issue, and must be chosen if either Owner or the Annuitant is 81 or older at issue. Prior versions of the Policy or Policies offered in certain states may not offer all Guaranteed Minimum Death Benefit Options. Appendix B contains information regarding the Death Benefit in prior versions of the Policy and for Policies that may be issued in certain states. See the Policy or endorsement for details. If you do not make a Guaranteed Minimum Death Benefit Option election, the contract will be issued with the Return of Premium Death Benefit. The Death Benefit may be paid as either a lump sum cash benefit or as an annuity as permitted by federal or state law.

VARIATIONS IN POLICY PROVISIONS

  Certain provisions in prior versions of the Policies sold before May 1, 1998, and of Policies offered in certain states may vary from the descriptions in this Prospectus in order to comply with different state laws. Any such state variations will be included in the Policy itself or in riders or endorsements attached to the Policy. A summary of certain differences is contained in Appendix B to this Prospectus. See the Policy or endorsement for details.

  New Jersey residents: Annuity payments must begin on or before the Policy Anniversary that is closest to the Annuitant's 70th birthday or the 10th Policy Anniversary, whichever occurs last. You may not select a Guaranteed Period Option that would extend beyond that date. Your options at the Annuity Commencement Date are to elect a lump sum payment, or elect to receive annuity payments under one of the Fixed Payment Options. New Jersey residents cannot elect Variable Payment Options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY

  With respect to Owners who are natural persons, there should be no federal income tax on increases in the Policy Value until a distribution under the Policy occurs (for example, a surrender, partial withdrawal, or Annuity Payment) or is deemed to occur (for example, a pledge or assignment of a Policy). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a 10%

Federal penalty tax may apply to certain distributions or deemed distributions under the Policy. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 49.)

INQUIRIES, WRITTEN NOTICES AND WRITTEN REQUESTS

  Any questions about procedures or the Policy, or any Written Notice or Written Request required to be sent to PFL, should be sent to the Administrative and Service Office, Financial Markets Division--Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Telephone requests and inquiries may be made by calling 800-525-6205. All inquiries, Notices and Requests should include the Policy number, the Owner's name and the Annuitant's name.

                                     * * *

  Note: The foregoing summary is qualified in its entirety by the more detailed information in the remainder of this Prospectus, in the Statement of Additional Information, in the prospectuses for the Underlying Funds of the Mutual Fund Account, and in the Policy itself. Prospective purchasers should refer to those sources before purchasing a Policy. This Prospectus generally describes only the Policy and the Mutual Fund Account and the Target Account. Separate prospectuses describe the Underlying Funds. (There is no prospectus for the Fixed Account since interests in the Fixed Account are not securities. See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 29.)

                      CONDENSED FINANCIAL INFORMATION

  The Accumulation Unit Values and the number of Accumulation Units outstanding for each Mutual Fund Subaccount from the date of inception are shown in the following tables.

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.55%)

                                    ACCUMULATION                   NUMBER OF
                                    UNIT VALUE AT ACCUMULATION   ACCUMULATION
                                    BEGINNING OF  UNIT VALUE AT UNITS AT END OF
                                        YEAR       END OF YEAR       YEAR
                                    ------------- ------------- ---------------
ENDEAVOR MONEY MARKET ML
 SUBACCOUNT
1997(/1/).........................   $ 1.174747    $ 1.195541      237,144.180
ENDEAVOR ASSET ALLOCATION ML
 SUBACCOUNT
1997(/1/).........................   $ 2.073492    $ 2.170350      560,006.492
T. ROWE PRICE INTERNATIONAL STOCK
 ML SUBACCOUNT
1997(/1/).........................   $ 1.490376    $ 1.345562    1,418,820.061
ENDEAVOR VALUE EQUITY ML
 SUBACCOUNT
1997(/1/).........................   $ 1.951455    $ 2.084599      695,791.985
DREYFUS SMALL CAP VALUE ML
 SUBACCOUNT
1997(/1/).........................   $ 1.763002    $ 1.849865    1,303,710.955
DREYFUS U.S. GOVERNMENT SECURITIES
 ML SUBACCOUNT
1997(/1/).........................   $ 1.156486    $ 1.214143      250,859.166
T. ROWE PRICE EQUITY INCOME ML
 SUBACCOUNT
1997(/1/).........................   $ 1.757991    $ 1.923605    1,205,031.181
T. ROWE PRICE GROWTH STOCK ML
 SUBACCOUNT
1997(/1/).........................   $ 1.905196    $ 2.041994      863,752.125
ENDEAVOR OPPORTUNITY VALUE ML
 SUBACCOUNT
1997(/1/).........................   $ 1.103566    $ 1.156145      823,035.993
ENDEAVOR ENHANCED INDEX ML
 SUBACCOUNT
1997(/1/).........................   $ 1.140312    $ 1.216754      842,854.350
MERRILL LYNCH BASIC VALUE FOCUS ML
 SUBACCOUNT
1997(/1/).........................   $ 1.000000    $ 1.045149    1,158,912.186
MERRILL LYNCH DEVELOPING CAPITAL
 MARKETS FOCUS ML SUBACCOUNT
1997(/1/).........................   $ 1.000000    $  .776036      731,215.174
MERRILL LYNCH HIGH CURRENT INCOME
 ML SUBACCOUNT
1997(/1/).........................   $ 1.000000    $ 1.036753    1,515,274.846
WRL GROWTH ML SUBACCOUNT
1997(/1/).........................   $19.367467    $19.650673      134,838.617

                      Return of Premium Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.40%)

                                    ACCUMULATION                   NUMBER OF
                                    UNIT VALUE AT ACCUMULATION   ACCUMULATION
                                    BEGINNING OF  UNIT VALUE AT UNITS AT END OF
                                        YEAR       END OF YEAR       YEAR
                                    ------------- ------------- ---------------
ENDEAVOR MONEY MARKET ML
 SUBACCOUNT
1997(/1/).........................   $  1.17475    $ 1.196418     186,769.997
ENDEAVOR ASSET ALLOCATION ML
 SUBACCOUNT
1997(/1/).........................   $ 2.073492    $ 2.171948     146,972.115
T. ROWE PRICE INTERNATIONAL STOCK
 ML SUBACCOUNT
1997(/1/).........................   $ 1.490376    $ 1.346560     396,884.393
ENDEAVOR VALUE EQUITY ML
 SUBACCOUNT
1997(/1/).........................   $ 1.951455    $ 2.086130     185,606.823
DREYFUS SMALL CAP VALUE ML
 SUBACCOUNT
1997(/1/).........................   $ 1.763002    $ 1.851229     427,723.238
DREYFUS U.S. GOVERNMENT SECURITIES
 ML SUBACCOUNT
1997(/1/).........................   $ 1.156486    $ 1.215033     142,705.078
T. ROWE PRICE EQUITY INCOME ML
 SUBACCOUNT
1997(/1/).........................   $ 1.757991    $ 1.925022     399,676.687
T. ROWE PRICE GROWTH STOCK ML
 SUBACCOUNT
1997(/1/).........................   $ 1.905196    $ 2.043487     275,873.510
ENDEAVOR OPPORTUNITY VALUE ML
 SUBACCOUNT
1997(/1/).........................   $ 1.103566    $ 1.156993     278,938.732
ENDEAVOR ENHANCED INDEX ML
 SUBACCOUNT
1997(/1/).........................   $ 1.140312    $ 1.217647     517,261.206
MERRILL LYNCH BASIC VALUE FOCUS ML
 SUBACCOUNT
1997(/1/).........................   $ 1.000000    $ 1.045922     279,869.269
MERRILL LYNCH DEVELOPING CAPITAL
 MARKETS FOCUS ML SUBACCOUNT
1997(/1/).........................   $ 1.000000    $  .776606     190,773.375
MERRILL LYNCH HIGH CURRENT INCOME
 ML SUBACCOUNT
1997(/1/).........................   $ 1.000000    $ 1.037515     296,791.692
WRL GROWTH ML SUBACCOUNT
1997(/1/).........................   $19.367467    $19.665157      22,707.469

----------------------------

(1)  Period from July 3, 1997 through December 31, 1997.

  The Endeavor Select 50 ML Subaccount and the Target ML Subaccounts had not commenced operations as of December 31, 1997. Accordingly, no comparable data is available for those Subaccounts.

                             FINANCIAL STATEMENTS

  The financial statements of the Mutual Fund Account and PFL and the independent auditors' reports thereon are in the Statement of Additional Information which is available free upon request to the Administrative and Service Office. There are no financial statements for the Target Account because the Target Account had not commenced operations as of the date of this Prospectus.

                                    PART II

  INTRODUCTION. The following information in Part II describes the Policy in detail and gives a very brief description of the investment options which are described in detail in Part III (the Target Account) or in separate prospectuses (the Mutual Fund Account). The Mutual Fund Account invests in mutual fund portfolios. The Target Account invests directly in securities.

                          PFL LIFE INSURANCE COMPANY

  PFL Life Insurance Company ("PFL"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001, is a stock life insurance company. It was incorporated under the name NN Investors Life Insurance Company, Inc. under the laws of the State of Iowa on April 19, 1961. It is principally engaged in the sale of life insurance and annuity policies, and is licensed in the District of Columbia, Guam, and in all states except New York. As of December 31, 1997, PFL had assets of approximately $8.7 billion. PFL i s a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                             THE ENDEAVOR ACCOUNTS

  Premium Payments made under a Policy may be allocated to the Mutual Fund Account, to the Target Account, to the Fixed Account, or to a combination of these Accounts.

  The PFL Endeavor Variable Annuity Account comprises a portion of the PFL Endeavor VA Separate Account of PFL Life Insurance Company. The PFL Endeavor VA Separate Account was established as a separate investment account under the laws of the State of Iowa on January 19, 1990.

THE MUTUAL FUND ACCOUNT

  The Mutual Fund Account is registered with the SEC under the 1940 Act as a unit investment trust and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Mutual Fund Account or PFL.

  The Mutual Fund Account receives and invests the Premium Payments under the Policies that are allocated to it for investment in shares of certain management investment companies. The shares available to be allocated under the Policy are those certain portfolios of the Merrill Lynch Variable Series Funds, Inc., the Endeavor Series Trust, and the WRL Growth Portfolio.

  The Mutual Fund Account currently has dedicated fifteen Subaccounts to the Policy. Additional Subaccounts may be established at the discretion of PFL. The Mutual Fund Account also may include other subaccounts which are not available under the Policy. Each Subaccount invests exclusively in shares of one of the Portfolios of the Underlying Funds. Under Iowa law, the assets of the Mutual Fund Account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the Cash Value of the Policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in the Subaccounts of the Mutual Fund Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of PFL. Therefore, the investment performance of any Subaccount is entirely independent of the investment performance of PFL's general account assets or any other Account or Subaccount maintained by PFL.

  The Underlying Funds. The Mutual Fund Account will invest in shares of the Merrill Lynch Variable Series Funds, Inc., the Endeavor Series Trust and the WRL Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Underlying Funds"). Merrill Lynch Variable Series Funds, Inc., Endeavor Series Trust, and the WRL Series Fund, Inc., and are each a series-type mutual fund registered with the SEC under the 1940 Act as an open-end, management investment company. The registration of the Underlying Funds does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The following Portfolios are currently available in the Mutual Fund Account under the Policies:

Merrill Lynch Basic Value Focus Fund     Dreyfus Small Cap Value Portfolio
Merrill Lynch High Current Income        Dreyfus U.S. Government Securities
 Fund                                     Portfolio
Merrill Lynch Developing Capital         Endeavor Value Equity Portfolio
 Markets Focus Fund                      Endeavor Opportunity Value Portfolio
Endeavor Asset Allocation Portfolio      Endeavor Enhanced Index Portfolio
Endeavor Money Market Portfolio          Endeavor Select 50 Portfolio
T. Rowe Price International Stock        WRL Growth Portfolio
 Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio

  The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objectives and policies. Each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

  Merrill Lynch Asset Management, L.P. is the Adviser for the portfolios of the Merrill Lynch Variable Series Funds, Inc. including the Merrill Lynch Basic Value Focus Fund, the Merrill Lynch Developing Capital Markets Focus Fund, and the Merrill Lynch High Current Income Fund.

  Endeavor Investment Advisers (the "Manager"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the Endeavor Series Trust's manager. The Manager is a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc. (an affiliate of
PFL). The Manager selects and contracts with advisers for investment services for the Portfolios of Endeavor Series Trust, reviews the advisers' activities, and otherwise performs administerial and managerial functions for the Endeavor Series Trust. The following seven advisers each perform investment advisory services for particular Portfolios of Endeavor Series Trust, (the "Advisers"):

MORGAN STANLEY ASSET MANAGEMENT INC. (a subsidiary of Morgan Stanley, Dean
 Witter, Discover & Co.)
T. ROWE PRICE ASSOCIATES, INC.
ROWE PRICE-FLEMING INTERNATIONAL, INC. (a joint venture between T. Rowe Price
 Associates, Inc., and Robert Fleming Holdings Limited)
OPCAP ADVISORS (an affiliate of PIMCO Advisers, L.P.)
J.P. MORGAN INVESTMENT MANAGEMENT INC. (a wholly-owned subsidiary of J.P.
 Morgan and Co. Incorporated)

THE DREYFUS CORPORATION (a wholly-owned subsidiary of Mellon Bank, N.A.) MONTGOMERY ASSET MANAGEMENT, LLC (a wholly-owned subsidiary of Commerzbank AG)

  Morgan Stanley Asset Management Inc. is the Adviser for the Endeavor Asset Allocation Portfolio and the Endeavor Money Market Portfolio. Prior to May 1, 1998, TCW Funds Management, Inc. was the Adviser to the Endeavor Money Market Portfolio and the Endeavor Asset Allocation Portfolio. T. Rowe Price Associates, Inc. is the Adviser for the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. Rowe Price-Fleming International, Inc. (a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited), is the Adviser for the T. Rowe Price International Stock Portfolio. OpCap Advisors (formerly known as Quest for Value Advisors), is the Adviser for the Endeavor Value Equity Portfolio and the Endeavor Opportunity Value Portfolio. J.P. Morgan Investment Management Inc. ("Morgan") is the Adviser for the Endeavor Enhanced Index Portfolio. The Dreyfus Corporation is the Adviser for the Dreyfus U.S. Government Securities Portfolio, and the Dreyfus Small Cap Value Portfolio. Montgomery Asset Management, LLC is the Adviser for the Endeavor Select 50 Portfolio.

  WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio, (an affiliate of PFL), is the Adviser for the WRL Series Fund, Inc. and contracts with Janus Capital Corporation (also an "Adviser") as a sub-adviser to the WRL Growth Portfolio.

  The Adviser of a Portfolio is responsible for selecting the investments of the Portfolio consistent with the investment objectives and policies of the Portfolio, and will conduct securities trading for the Portfolio. All Advisers are investment advisers registered with the SEC under the Investment Advisers Act of 1940. The investment objectives and certain investment policies of each Portfolio are summarized as follows:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

  Merrill Lynch Basic Value Focus Fund--seeks capital appreciation and, secondarily, income by investment in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

  Merrill Lynch Developing Capital Markets Focus Fund--seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Portfolio Strategies-Foreign Securities" in the Merrill Lynch Variable Series Funds, Inc. prospectus.

  Merrill Lynch High Current Income Fund--seeks as a primary objective the highest level of current income that is consistent with its investment policies and prudent investment management, and as a secondary objective capital appreciation when consistent with its primary objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. These securities (including those known as "junk bonds") present special risks. Because investment in such high-yield securities entail relatively greater risk of loss of income or principal. An investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund the Contracts for all Contract Owners. See "Risks of High Yield Securities" in the Merrill Lynch Variable Series Funds, Inc. prospectus.

ENDEAVOR SERIES TRUST.

   Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio)-- seeks current income, preservation of capital and maintenance of liquidity through investment in short-term money market securities. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained.

  Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio)--seeks high total return through a managed asset allocation portfolio of equity, fixed income and money market securities.

  T. Rowe Price International Stock Portfolio--seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

  Endeavor Value Equity Portfolio (formerly, Value Equity Portfolio)--seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Portfolio's Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

  Dreyfus Small Cap Value Portfolio--seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with a median capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

  Dreyfus U.S. Government Securities Portfolio--seeks as high a level of total return as is consistent with prudent investment strategies by investing under normal circumstances at least 65% of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  T. Rowe Price Equity Income Portfolio--seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend paying stocks of established companies.

  T. Rowe Price Growth Stock Portfolio--seeks long-term growth of capital and to increase dividend income through investment primarily in common stocks of well established growth companies.

   Endeavor Opportunity Value Portfolio (formerly, Opportunity Value Portfolio)--seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based upon the Portfolio Adviser's assessment of relative values.

  Endeavor Enhanced Index Portfolio (formerly, Enhanced Index Portfolio)-- seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Index (the "S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index.

  Endeavor Select 50 Portfolio (formerly, Select 50 Portfolio)--seeks capital appreciation by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world. Each of five teams from different investment management disciplines of the Portfolio's Adviser selects ten equity securities based on the potential for capital appreciation.

WRL SERIES FUND, INC.

  WRL Growth Portfolio (Janus)--seeks growth of capital. At most times, this Portfolio will be invested primarily in equity securities which are selected solely for their capital growth potential; investment income is not a consideration.

  PFL may from time to time receive revenue or fees from the underlying funds or their advisers or sub-advisers. The amount of the fees, if any, may be based on the amount of assets that PFL or the Mutual Fund Account invests in the underlying funds.

THE TARGET ACCOUNT

  The Target Account is registered with the SEC under the 1940 Act as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices of policies of the Target Account. The Target Account is a managed separate account and currently is divided into two Subaccounts, The Dow Target 10 Subaccount and The Dow Target 5 Subaccount, both of which are non-diversified. Endeavor Investment Advisers is the Target Account's manager, and First Trust Advisers, L.P. is the Target Account's adviser.

  The Target Subaccounts. The following two subaccounts are currently available under the Target Account:

    The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

    The Dow Target 5 Subaccount will invest in the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for a 12-month period.

  The objective of each Target Subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each Target Subaccount may have different investment portfolios running simultaneously for different 12-month periods.

                                     * * *

  THERE IS NO ASSURANCE THAT ANY MUTUAL FUND ACCOUNT PORTFOLIO OR TARGET ACCOUNT PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES AND A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN EACH OF THE PORTFOLIOS AND OF EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS, CURRENT COPIES OF WHICH ARE ATTACHED TO THIS PROSPECTUS. MORE DETAILED INFORMATION REGARDING THE TARGET SUBACCOUNTS IS CONTAINED IN PART III OF THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION. INFORMATION CONTAINED IN THE UNDERLYING FUNDS' PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ CAREFULLY BEFORE INVESTING IN A MUTUAL FUND OR TARGET SUBACCOUNT.

  An investment in the Mutual Fund Account, the Target Account, or in any Portfolio, including the Endeavor Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

THE FIXED ACCOUNT

  This Prospectus is generally intended to serve as a disclosure document only for the Policy, the Mutual Fund Account and the Target Account. In addition, some Policy forms do not contain a Fixed Account. For complete details regarding the applicable Fixed Account, see the Policy itself.

  Premium Payments allocated and amounts transferred to the Fixed Account become part of the general account of PFL, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and PFL has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the Fixed Account.

  The Fixed Account comprises a part of all the general assets of PFL, other than those in the Mutual Fund Account, the Target Account or in any other segregated asset account. The Owner may allocate Premium Payments to the Fixed Account at the time of Premium Payment or by subsequent transfers from the Mutual Fund Account and the Target Account. Instead of the Owner bearing the investment risk, as is the case for Policy Value in the Mutual Fund Account and the Target Account, PFL bears the full investment risk for all Policy Value in the Fixed Account. PFL has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law. All guaranteed rates or benefits provided by PFL are subject to PFL's claims-paying ability.

  Premium payments applied to and any amounts transferred to the Fixed Account will reflect a fixed interest rate. The interest rates PFL sets will be credited for increments of at least one year measured from each premium payment or transfer date. These rates will never be less than a minimum effective annual interest rate of 3%. Upon Surrender of the Policy, the Owner will receive at least the Premium Payments applied to, less prior partial withdrawals and transfers from, the Fixed Account.

  Guaranteed Periods. PFL may offer optional guaranteed interest rate periods ("Guaranteed Period Options" or "GPOs") into which Premium Payments may be paid or amounts transferred. For example, PFL may, from time to time, offer Guaranteed Period Options for periods of 1, 3, 5, or 7 years. The current interest rate PFL sets for funds entering each Guaranteed Period Option will apply to those funds until the end of the Guaranteed Period. At the end of the Guaranteed Period, the Premium Payment or amount transferred into the Guaranteed Period Option less any Gross Partial Withdrawals or transfers from that Guaranteed Period Option, plus accrued interest, will be rolled into a new Guaranteed Period Option.

  The Owner may choose the Guaranteed Period Option into which the funds are to be placed by giving PFL notice within 30 days before the end of the expiring Guaranteed Period. In the absence of such election, the new Guaranteed Period will be the same as the expiring one. If that Guaranteed Period Option is no longer offered by PFL, the next shorter Guaranteed Period Option then being offered will be used. PFL reserves the right, for new Premium Payments, transfers, or rollovers, whether or not to offer any Guaranteed Period Option. PFL will, however, always offer at least a one-year Guaranteed Period Option.

  Surrenders, Partial Withdrawals, transfers, and amounts applied to a Payment Option from a Guaranteed Period Option prior to the end of the Guaranteed Period may be subject to an Excess Interest Adjustment. An Excess Interest Adjustment may result in a loss of interest credited, but the Owner's Fixed Account Policy Values will always be credited with an effective annual interest rate of at least 3%. Surrender charges, if any, are applied after the Excess Interest Adjustment. However, upon full surrender the Owner is guaranteed return of Premium Payments to the Fixed Account, less partial withdrawals and transfers from the Fixed Account. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment (EIA)," p. 38.)

  For purposes of crediting interest, the oldest Premium Payment or transfer into a Guaranteed Period Option within the Fixed Account, plus interest allocable to that Premium Payment or transfer, is considered to be withdrawn or transferred out first; the next oldest Premium Payment plus interest is considered to be transferred out next, and so on (this is a "first-in, first-out" procedure).

  Dollar Cost Averaging Fixed Account Option. PFL may offer a Dollar Cost Averaging Fixed Account Option separate from the Guaranteed Period Option(s). This option will generally have a one-year interest rate guarantee for amounts in the DCA Fixed Account and will only be available under a Dollar Cost Averaging (DCA) program. If the Owner, for any reason, discontinues the DCA program before its completion, then the interest credited on amounts in the DCA account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%. The current interest rate PFL credits for the DCA Fixed Account may differ from the rates credited on other Guaranteed Period Option(s) in the Fixed Account. In addition, the current interest rate may vary on different portions of the DCA Fixed Account. PFL may credit different interest rates for DCA programs of varying time periods. Interest credited on the amounts in the DCA Fixed Account will always be at least an annual effective rate of 3%.

  Prior to the Annuity Commencement Date, you can instruct PFL to make automatic transfers from the Dollar Cost Averaging Fixed Account to one or more subaccounts of the Mutual Fund Account and the Target Account. Transfers must be scheduled for at least six but not more than 24 months, or for at least four, but not more than eight quarters. Transfers will continue until the elected Subaccount or DCA Fixed Account value is depleted. The amount transferred each time must be at least $500. All transfers from the DCA account will be the same amount as the initial transfer unless subsequently changed. Changes to the amount transferred will only be allowed when additional premium is allocated or a new amount is transferred into the DCA account. Changes can be made to the Subaccounts to which these transfers are allowed. Dollar Cost Averaging transfers from the Dollar Cost Averaging Fixed Account will not be subject to an Excess Interest Adjustment. (See "Dollar Cost Averaging (DCA)" p. 32.)

  Current Interest Rates. PFL periodically will establish an applicable Current Interest Rate for each of the Guaranteed Period Options within the Fixed Account, and the Dollar Cost Averaging Fixed Account Option. Current Interest Rates may be changed by PFL frequently or infrequently depending on interest rates on investments available to PFL and other factors as described below, but once established, the rate will be guaranteed for the entire duration of the Guaranteed Period. Each Guaranteed Period will have a duration of at least one year. However, except for limited situations, any amount withdrawn or transferred will be subject to an Excess Interest Adjustment, except at the end of the Guaranteed Period Option. (See "Excess Interest Adjustment," p. 38.)

  The Current Interest Rate will not be less than 3% per year, regardless of any application of the Excess Interest Adjustment. PFL has no specific formula for determining the rate of interest that it will declare as a Current Interest Rate, as this rate will be reflective of interest rates available on the types of debt instruments in which PFL intends to invest amounts allocated to the Fixed Account. In addition, PFL's management may consider other factors in determining Current Interest Rates for a particular Guaranteed Period including but not limited to: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. There is no obligation to declare a rate in excess of 3%; you assume the risk that declared rates will not exceed 3%. PFL has complete discretion to declare any rate of at least 3%, regardless of market interest rates, the amounts earned by PFL on its investments, or any other factors.

  PFL'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE CURRENT INTEREST RATES. PFL CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES, EXCEPT THAT PFL GUARANTEES THAT FUTURE CURRENT EFFECTIVE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR.

TRANSFERS

  You can transfer Policy Values or an amount equal to the interest credited from one Investment Option to another within certain limits. Transfers (from the Guaranteed Period Option(s) of the Fixed Account) of an amount up to the interest credited (that is, "Interest Transfers") are not subject to an Excess Interest Adjustment, but may affect the interest crediting rates on the remaining funds in the Guaranteed Period Option.

  Subject to the limitations and restrictions described below, transfers from an Investment Option may be made, up to thirty days prior to the Annuity Commencement Date, by sending Written Notice, signed by you, to the Administrative and Service Office. Each interest Transfer will be subject to a minimum amount of $50. For transfers other than Interest Transfers, the minimum amount which may be transferred is the lesser of $500 or the entire Subaccount or Guaranteed Period Option Value. If the Subaccount or Guaranteed Period Option Value remaining after a transfer is less than $500, PFL reserves the right, at its discretion, either to deny the transfer request or to include that amount as part of the transfer.

  If the Excess Interest Adjustment (at time of a transfer request) from any Guaranteed Period Option is a negative adjustment, then the maximum amount of Policy Value that can be transferred is 25% of the Guaranteed Period Option's Policy Value, less amounts previously transferred out of that Guaranteed Period Option during the current Policy Year. No maximum will apply to amounts transferred from any Guaranteed Period Option if the Excess Interest Adjustment is a positive adjustment at the time of transfer. You must notify PFL within 30 days prior to the end of any expiring Guaranteed Period Option to instruct PFL regarding any transfers to be performed at that time.

  Transfers prior to the Annuity Commencement Date currently may be made without charge as often as the Owner wishes, subject to the minimum amount specified above. PFL reserves the right to limit these transfers to no more than 12 per Policy Year in the future, or to charge up to $10 per transfer in excess of 12 per Policy Year.

  You may transfer an amount up to the interest credited in any of the Guaranteed Period Option(s) to any Investment Option prior to the end of the Guaranteed Period. No Excess Interest Adjustment will apply to such Interest Transfers. Interest Transfers may affect the interest crediting rates on the remaining funds in the Guaranteed Period Option. This is because Interest Transfers may have the effect of reducing or eliminating principal amounts in the Guaranteed Period Options since, for purposes of crediting interest, PFL considers the oldest Premium Payment or transfer into the Guaranteed Period Option, plus interest allocable to that particular Premium Payment or transfer, to be withdrawn first.

  Transfers out of the Dollar Cost Averaging Fixed Account, except through an automatic Dollar Cost Averaging program, are not allowed.

  After the Annuity Commencement Date, transfers out of the Fixed Account are not permitted, and transfers between Subaccounts or from Subaccounts to the Fixed Account may be limited to once per Policy Year. (See "DISTRIBUTIONS UNDER THE POLICY-- Annuity Payment Options," p. 40.)

  Transfers may be made by telephone, subject to the provisions described below under "Telephone Transactions."

REINSTATEMENTS

  Requests are occasionally received by PFL to reinstate funds which had been transferred to another insurance company pursuant to a Section 1035 exchange or trustee-to-trustee transfer. In this situation PFL will require the Owner to replace the same total amount of money in the applicable Subaccounts and/or Fixed Accounts as taken from them to effect the exchange. The total dollar amount of funds reapplied to the Mutual Fund Account or theTarget Account will be used to purchase a number of units available for each Subaccount based on the unit prices at the date of reinstatement (within two days after the date the funds are received by PFL). The number of units available on the reinstatement date may be more or less than the number surrendered for the exchange. Amounts reapplied to the Fixed Account will receive the interest rate they would otherwise have received, had they not been withdrawn. However, an adjustment will be made to the amount reapplied to compensate PFL for the additional interest credited during the period of time between the withdrawal and the reapplication of the funds. You should consult a qualified tax adviser concerning the tax consequences of any Section 1035 exchanges or reinstatements.

TELEPHONE TRANSACTIONS

  You (or your designated account executive) may make transfers and/or change the allocation of additional Premium Payments by telephone. Telephone transfers are only allowed if the "Telephone Transfer/Reallocation Authorization" box in the Policy application, if any, has been checked or you have subsequently authorized telephone transfers in writing on a form provided to PFL. PFL and/or the Administrative and Service Office will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. PFL will employ reasonable procedures, however, to confirm that instructions communicated by telephone are genuine. If PFL fails to do so, certain Government regulators believe it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for your protection. When making telephone requests, you may be required to provide a social security number and/or other information for identification purposes.

  Telephone requests must be received at the Administrative and Service Office while the New York Stock Exchange is open to assure same day pricing of the transaction.

  At its discretion, PFL may discontinue the telephone transaction privilege at any time as to some or all Owners, and PFL may require written confirmation of any transaction request.

DOLLAR COST AVERAGING (DCA)

  Under the Dollar Cost Averaging program, prior to the Annuity Commencement Date, you can instruct PFL to automatically transfer a specified dollar amount from the Dollar Cost Averaging Fixed Account Option, the Endeavor Money Market Subaccount or the Dreyfus U.S. Government Securities Subaccount to any other Subaccount or Subaccounts of the Mutual Fund Account and the Target Account. The automatic transfers can occur monthly or quarterly and will occur on the 28th day of the month. If the Dollar Cost Averaging request is received prior to the 28th day of any month, the first transfer will occur on the 28th day of that month. If the Dollar Cost Averaging request is received on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The amount transferred each time must be at least $500. A minimum of six monthly or four quarterly transfers are required and a maximum of 24 monthly or eight quarterly transfers are allowed from the DCA Fixed Account.

  All transfers from the DCA account will be the same amount as the initial transfer unless subsequently changed. Changes to the amount transferred will only be allowed after the minimums discussed above are satisfied or when additional premium is allocated or a new amount is transferred into the DCA account. If the amount transferred is changed, the minimums discussed above must be met again (that is, transfers must be scheduled for at least six more but not more than 24 months, or for at least four more, but not more than eight quarters).

  Dollar Cost Averaging results in the purchase of more units when the Unit Value is low, and fewer units when the Unit Value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Policy Values or will otherwise be successful. Dollar Cost Averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue transfers through periods of both high and low price levels.

  You may request Dollar Cost Averaging when purchasing the Policy or at a later date. The program will terminate when the amount in the Dollar Cost Averaging Fixed Account, the Endeavor Money Market Subaccount or the Dreyfus U.S. Government Securities Subaccount is insufficient for the next transfer, at which time the entire remaining balance is transferred.

  You may discontinue the program at any time after satisfying the minimum number of required transfers by sending a Written Notice to the Administrative and Service Office. The minimum number of transfers (6 monthly or 4 quarterly) requirement must be satisfied each time the Dollar Cost Averaging program is restarted following termination of the program for any reason. Discontinuance of a DCA program may result in PFL reducing interest rates credited to amounts remaining in the DCA Fixed Account if the conditions established for a particular DCA program are not met. There is no charge for participation in the Dollar Cost Averaging program.

ASSET REBALANCING

  Prior to the Annuity Commencement Date you may instruct PFL to automatically transfer amounts among the Subaccounts of the Mutual Fund Account and the Target Account on a regular basis to maintain a desired allocation of the Policy Value among the various Subaccounts offered. Rebalancing will occur on a monthly, quarterly, semi-annual, or annual basis, beginning on a date you select. If no date is selected, the account will be rebalanced on the day of the month the Policy was effective. You must select the percentage of the Policy Value desired in each of the various Subaccounts offered (totaling 100%). Any amounts in the Fixed Account are ignored for purposes of asset rebalancing. Rebalancing may be started, stopped, or changed at any time, except that rebalancing will not be available when:

  (1) Automatic Dollar Cost Averaging transfers are being made; or

  (2) any other transfer is requested.

  There is no charge for participation in the asset rebalancing program.

                               PUBLISHED RATINGS

  PFL may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL and the ratings should not be considered as bearing on the investment performance of assets held in the Mutual Fund Account or the Target Account, or of the safety or riskiness of an investment in the Mutual Fund Account or the Target Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                                  THE POLICY

  The Endeavor Variable Annuity Policy is a Flexible Premium Variable Annuity Policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by reference to the Policy itself, a copy of which is available upon request from PFL. The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with retirement plans or individual retirement accounts that qualify for favorable federal income tax treatment ("Qualified Policy").

POLICY APPLICATION AND ISSUANCE OF POLICIES--PREMIUM PAYMENTS

  Before it will issue a Policy, PFL must receive a completed Policy application, transmittal form, or other information provided in lieu thereof, and a minimum initial Premium Payment of $5,000 for a Nonqualified Policy, or $1,000 for a Qualified Policy. There is no minimum initial Premium Payment required for tax deferred 403(b) annuity purchases; any amount you select in such case, up to the maximum total Premium Payment allowed by PFL, may be used to start a Policy. The initial Premium Payment for tax deferred 403(b) purchases must be received within 90 days following the Policy Date, otherwise the Policy will be canceled. The initial Premium Payment is the only Premium Payment required to be paid under a Policy. A Policy ordinarily will be issued only in respect of Annuitants Age 0 through 84. Acceptance or declination of an application, transmittal form, or other information, shall be based on PFL's underwriting standards, and PFL reserves the right to reject any application, transmittal form, or other information, or Premium Payment based on those underwriting standards.

  If the application, transmittal form, or other information, can be accepted in the form received, the initial Premium Payment will be credited to the Policy Value within two Business Days after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment. If the initial Premium Payment cannot be credited because the application, transmittal form, or other information, or other issuing requirements are incomplete, the applicant will be contacted within five Business Days and given an explanation for the delay and the initial Premium Payment will be returned at that time unless the applicant consents to PFL's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

  The date on which the initial Premium Payment is credited to the Policy Value is the Policy Date. The Policy Date is the date used to determine Policy Years and Policy Anniversaries.

  All checks or drafts for Premium Payments should be made payable to PFL Life Insurance Company and sent to the Administrative and Service Office. The Death Benefit will not take effect until the Premium Payment is received and any check or draft for the Premium Payment is honored.

  Additional Premium Payments. While the Annuitant is living and prior to the Annuity Commencement Date, you may make additional Premium Payments at any time, and in any frequency. The minimum additional Premium Payment under both a Nonqualified Policy and a Qualified Policy is $50. Additional Premium Payments will be credited to the Policy and added to the Policy Value as of the Business Day when the premium and required information are received.

  Maximum Total Premium Payments. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000.

  Allocation of Premium Payments. You must allocate Premium Payments to one or more of the Investment Options. You must specify the initial allocation in the Policy application or transmittal form. This allocation will be used for Additional Premium Payments unless you request a change of allocation. All allocations must be made in whole percentages and must total 100%. If Premium Payments are allocated to the Dollar Cost Averaging Fixed Account, directions regarding the Subaccount(s) to which transfers are to be made must be specified on the Application or other proper Written Request. If you fail to specify how Premium Payments are to be allocated, the Premium Payment(s) cannot be accepted.

  You may change the allocation instructions for future additional Premium Payments by sending Written Notice, signed by you, to PFL's Administrative and Service Office, or by telephone (subject to the provisions described under "Telephone Transactions," p.41.) The allocation change will apply to Premium Payments received after the date the Written Notice or telephone request is received.

  Payment Not Honored by Bank. Any payment due under the Policy which is derived, all or in part, from any amount paid to PFL by check or draft may be postponed until such time as PFL determines that such instrument has been honored.

POLICY VALUE

  On the Policy Date, the Policy Value equals the initial Premium Payment. Thereafter, the Policy Value equals the sum of the values in the Mutual Fund Account, the Target Account, and the Fixed Account. The Policy Value will increase by: (1) any additional Premium Payments received by PFL; (2) any increases in the Policy Value due to investment results of the selected Subaccount(s); (3) any positive Excess Interest Adjustments on transfers, and
(4) interest credited in the Fixed Account. The Policy Value will decrease by
(1) Gross Partial Withdrawals; (2) any decreases in the Policy Value due to investment results of the selected Subaccounts; (3) the charges and deductions imposed by PFL; (4) any negative Excess Interest Adjustments on transfers, and
(5) premium taxes, if any.

  The Policy Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Subaccount(s), as well as the deductions for charges. A Valuation Period is the period between successive Business Days. It begins at the close of business on each Business Day and ends at the close of business on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for trading. Holidays are generally not Business Days.

  When a Premium Payment is allocated or an amount is transferred to a Subaccount of the Mutual Fund Account or the Target Account, it is credited to the Policy Value in the form of Accumulation Units. Each Subaccount of the Mutual Fund Account or the Target Account has a distinct Accumulation Unit value (the "Unit Value"). The number of units credited is determined by dividing the Premium Payment or amount transferred by the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or surrendered or withdrawn from a Subaccount, units are canceled or redeemed in a similar manner.

  The Mutual Fund Account Value. For each Mutual Fund Subaccount, the Unit Value for a given Business Day is based on the net asset value of a share of the corresponding Portfolio of the Underlying Funds. Therefore, the Unit Values will fluctuate from day to day based on the investment experience of the corresponding Portfolio. The determination of Subaccount Unit Values is described in detail in the Statement of Additional Information.

  The Target Account Value. For each Target Subaccount, the Unit Value for a given Business Day is computed by dividing the value of the net assets of the Target Subaccount (that is, the value of the assets of the Target Subaccount minus its liabilities) by the total number of the Target Subaccount's Accumulation Units outstanding at such time and adjusting the quotient to the nearest cent per unit. Securities in the Target Subaccount will be valued as of the close of trading at the end of the Valuation Period. Therefore, the Unit Values will fluctuate from day to day based on the investment experience and expenses of the corresponding Target Subaccount. The determination of Unit Values is described in detail in the Statement of Additional Information.

AMENDMENTS

  No change in the Policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the Policy.

  PFL reserves the right to amend the Policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

NON-PARTICIPATING POLICY

  The Policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the Policy.

                        DISTRIBUTIONS UNDER THE POLICY

SURRENDERS

  Prior to or on the Annuity Commencement Date, you may surrender all or a portion of the Cash Value in exchange for a cash withdrawal payment from PFL. Prior to or on the Annuity Commencement Date, the Cash Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustments and less any applicable Surrender Charge. (See "Annuity Payment Options," p. 40.) The Policy cannot be surrendered after the Annuity Commencement Date. (See "Annuity Payments," p. 39.)

  When requesting a partial withdrawal ($500 minimum), you must tell PFL how the withdrawal is to be allocated from among various Investment Options. If your request for a Partial Withdrawal from an Investment Option is greater than the Cash Value of that Option, PFL will pay you the amount of the Cash Value of that Option. If no allocation instructions are given, the withdrawal will be deducted from each Investment Option in the same proportion that your interest in each Investment Option bears to the Policy's total Policy Value. PFL reserves the right to defer payment of the Cash Value from the Fixed Account for up to six months.

  Beginning in the second Policy Year, you may surrender up to 10% of the Policy Value ("10% Withdrawals") at the time of withdrawal without an Excess Interest Adjustment and without a Surrender Charge if no withdrawal has been made in the current Policy Year. Amounts withdrawn from the Policy in excess of the 10% Withdrawal or withdrawn in the same Policy Year as any previous withdrawal (and all surrenders in the first Policy Year) are subject to the Excess Interest Adjustment. Neither a Surrender Charge nor an Excess Interest Adjustment will be assessed if the withdrawal is necessary to meet the minimum distribution requirements for that Policy specified by the IRS for tax-qualified plans.

  The Gross Partial Withdrawal is the total amount which will be deducted from your Policy Value as a result of each partial withdrawal. The Gross Partial Withdrawal may be more or less than your requested partial withdrawal amount, depending on whether Surrender Charges and/or Excess Interest Adjustments apply at the time you request the partial withdrawal. The Excess Partial Withdrawal amount is the portion of the request partial withdrawal that is subject to Surrender Charge.

  The formula for determining the Gross Partial Withdrawal is as follows:

  Gross Partial Withdrawal = R--E + SC

  where:Ris the requested partial withdrawal;
        Eis the Excess Interest Adjustment; and
        SCis the Surrender Charge on (EPW--E); where
        EPWis the Excess Partial Withdrawal amount.

  For a discussion of the Surrender Charge, see "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 46. For a discussion of the Excess Interest Adjustment, see "DISTRIBUTIONS UNDER THE POLICY-- Excess Interest Adjustment (EIA),"
p. 38, and Appendix A.

  Since you assume the investment risk with respect to Premium Payments allocated to the Mutual Fund Account and the Target Account, and because Partial Withdrawals are subject to an Excess Interest Adjustment and to a Surrender Charge, and possibly income taxes or premium taxes, the total amount paid upon total surrender of the Cash Value (taking any prior surrenders into account) may be more or less than the total Premium Payments made. Following a surrender of the total Cash Value, or at any time the Policy Value is zero, all rights of the Owner and Annuitant will terminate.

  In addition to the Excess Interest Adjustment any applicable premium taxes, surrenders may be subject to income taxes and, if prior to age 59 1/2, a ten percent Federal penalty tax. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 49.)

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  If you or your spouse (Annuitant or Annuitant's spouse if the Owner is not a natural person): (1) has been confined in a hospital or nursing facility for 30 consecutive days, or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement (generally a life expectancy of 12 months or less), then the Surrender Charge and Excess Interest Adjustment are not imposed on surrenders or Partial Withdrawals. (This benefit may not be available in all states or in all Policy forms--see the Policy or endorsement for details.)

EXCESS INTEREST ADJUSTMENT (EIA)

  Surrenders, Partial Withdrawals, transfers, and amounts applied to a Payment Option (prior to the end of a Guaranteed Period) from the Fixed Account Guaranteed Period Options will be subject to an Excess Interest Adjustment except as provided for under "Surrenders" or "Nursing Care and Terminal Condition Withdrawal Option" above or "Systematic Payout Option," below. Prior versions of the Policy or Policies offered in certain states may not be subject to an Excess Interest Adjustment. (See Appendix B to this Prospectus.)

  The Excess Interest Adjustment partially compensates PFL for the foregoing early removal of funds from the Guaranteed Period Options where interest rates declared by PFL have risen since the date of the guarantee. Conversely, the Excess Interest Adjustment allows PFL to share the benefit of falling interest rates with the Owner upon such withdrawals.

  Generally, if interest rates declared by PFL have risen since the date of the guarantee, the application of the Excess Interest Adjustment (a negative Excess Interest Adjustment in this case) will result in a lower payment upon surrender. Conversely, if interest rates have fallen since the date of the guarantee, the application of the Excess Interest Adjustment (a positive Excess Interest Adjustment in this case) will result in a higher payment upon surrender.

  Excess Interest Adjustments will not reduce the Adjusted Policy Value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior Partial Withdrawals and transfers from that Guaranteed Period Option, plus interest at the Policy's minimum guaranteed effective annual interest rate of 3%.

  The formula for calculating the Excess Interest Adjustment and examples of the application of the Excess Interest Adjustments are set forth in Appendix A to this Prospectus.

SYSTEMATIC PAYOUT OPTION

  Under the Systematic Payout Option, if no withdrawals have been made in the current Policy year, you can instruct PFL to make automatic payments to you monthly, quarterly, semi-annually or annually from a specified Subaccount. Monthly and quarterly payments can only be sent by electronic funds transfer directly to a checking or savings account. The minimum payment is $50. The maximum payment is 10% of the Policy Value at the time the Systematic Payout is made divided by the number of payouts made per year (for example, 12 for monthly). If this requested amount is below the minimum distribution requirements for that policy specified by the IRS for tax qualified plans, the maximum payment will be increased to this minimum required distribution amount. The "Request for Systematic Payout" form must specify a date for the first payment, which must be at least 30 days but not more than one year after the form is submitted (that is, Systematic Payouts will start at the end of the payment mode selected, but not earlier than 30 days from the date of request).

  The Surrender Charge and Excess Interest Adjustment will be waived for Policy Owners of Qualified Policies who are under age 59 1/2 if they take Systematic Payouts using one of the payout methods described in IRS Notice 89-25, Q&A-12 (the Life Expectancy Recalculation Option, Amortization, or Annuity Factor) which generally require payments for life or life expectancy. These payments must be continued until the later of age 59 1/2 or five years from their commencement. No additional partial withdrawal may be taken during this time. For Qualified Policies, when the Policy Owner is age 59 1/2 or older, the Excess Interest Adjustment will be waived if payments are made using the Life Expectancy Recalculation Option.

  In addition, for either Qualified or Nonqualified Policies, the Excess Interest Adjustment will not be imposed on Systematic Payouts.

  In certain circumstances amounts withdrawn pursuant to a Systematic Payout may be included in the income and may be subject to penalty taxes. In addition, Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. Therefore, the Policy Owner should consult a qualified tax adviser before requesting a Systematic Payout. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 49.)

ANNUITY PAYMENTS

  Annuity Commencement Date. Unless the Annuity Commencement Date is changed, Annuity Payments under a Policy will begin on the Annuity Commencement Date you select at the time you apply for the Policy. You may change the Annuity Commencement Date from time to time by Written Notice to PFL, provided that notice of each change is received by PFL at its Administrative and Service Office at least thirty (30) days prior to the then current Annuity Commencement Date. Except as otherwise permitted by PFL, a new Annuity Commencement Date must be a date which is: (1) at least thirty (30) days after the date notice of the change is received by PFL; and (2) not later than the last day of the policy month starting after the Annuitant attains age 85. In no event will an Annuity Commencement Date be permitted to be later than the last day of the month following the month in which the Annuitant attains age
95. The laws of some states may require earlier Annuity Commencement Dates. The Annuity Commencement Date may also be changed by the Beneficiary's election of the Annuity Option after the Annuitant's death.

  Election of Payment Option. During the lifetime of the Annuitant and prior to the Annuity Commencement Date, you may choose an Annuity Payment Option or change the election, but Written Notice of any election or change of election must be received by PFL at its Administrative and Service Office at least thirty (30) days prior to the Annuity Commencement Date. If no election is made prior to the Annuity Commencement Date, Annuity Payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing Policy Value of the Fixed Account, or (ii) under Payment Option 3-V, life income with variable payments for 10 years certain using the existing Policy Value of the Mutual Fund Account and the Target Account, or (iii) in a combination of (i) and (ii). If the Policy Value on the Annuity Commencement Date is less than $2000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

  Prior to the Annuity Commencement Date, the Beneficiary may elect to receive the Death Benefit in a lump sum or under one of the Payment Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "Death Benefit," p.54.) Subject to the restrictions of certain state laws, Annuity Payments will be made on either a fixed basis or a variable basis as selected by you (or the Beneficiary, after the Annuitant's death).

  The person who elects a Payment Option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

  A payee who did not elect the Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

  Unless you specify otherwise, the payee shall be the Annuitant, or, after the Annuitant's death, the Beneficiary. PFL may require written proof of the age of any person who has an annuity purchased under Payment Option 3, 3-V, 5 or 5-V.

  Premium Tax. PFL may be required by state law to pay premium tax on the amount applied to a Payment Option, upon Surrender, or upon payment of death proceeds. If so, PFL will deduct the premium tax before applying or paying the proceeds.

  Supplementary Contract. Once proceeds become payable and a Payment Option has been chosen, PFL will issue a Supplementary Contract in settlement of the option elected under the Policy setting forth the terms of the option elected. The Supplementary Contract will name the payees and will describe the payment schedule.

  Availability as Immediate Annuity. The Policy may be purchased and immediately annuitized, without the need for an accumulation period. The Annuity Commencement Date must be a date at least thirty days after notice of such election is received by PFL.

ANNUITY PAYMENT OPTIONS

  The Policy provides five Payment Options which are described below. Three of these are offered as either "Fixed Payment Options" or "Variable Payment Options," and three are only available as Fixed Payment Options. You may elect a Fixed Payment Option, a Variable Payment Option, or a combination of both. If you elect a combination, he must specify what part of the Policy proceeds are to be applied to the Fixed and Variable Options (and you must also specify which Subaccounts for the Variable Options).

  Payments under Payment Options 3 and 5 and the first payment under Payment Options 3-V and 5-V are determined based on the adjusted age of the annuitant. The adjusted age is the annuitants actual age on the annuitants nearest birthday, at the Annuity Commencement Date, adjusted as follows:

        ANNUITY COMMENCEMENT DATE                             ADJUSTED AGE
        -------------------------                         --------------------
        Before 2001                                       Actual Age
        2001-2010                                         Actual Age minus 1
        2011-2020                                         Actual Age minus 2
        2021-2030                                         Actual Age minus 3
        2031-2040                                         Actual Age minus 4
        After 2040                                        As determined by PFL

  This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

  NOTE CAREFULLY: Under Payment Options 3(1) and 5 (including 3-V(1) and 5-V), it would be possible for only one Annuity Payment to be made if the Annuitant(s) were to die before the due date of the second annuity payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third annuity payment; and so forth.

  On the Annuity Commencement Date, the Policy's Adjusted Policy Value will be applied to provide for Annuity Payments under the selected Annuity Option as specified. The Adjusted Policy Value is the Policy Value (for the Valuation Period which ends immediately preceding the Annuity Commencement Date), increased or decreased by any applicable Excess Interest Adjustment.

  The effect of choosing a Fixed Annuity Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Annuity Option is selected, the Adjusted Policy Value will be transferred to the general account of PFL, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the age and sex (if consideration of sex is allowed under applicable law) of the Annuitant. For further information, contact PFL at its Administrative and Service Office.

  Guaranteed Values. There are five Fixed Payment Options. Payment Options 1, 2 and 4 are based on a guaranteed interest rate of 3%. Payment Options 3 and 5 are based on a guaranteed effective annual interest rate of 3% using the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.)

  Payment Option 1--Interest Payments. The policy proceeds may be left with PFL for any term agreed to. PFL will pay the interest in equal payments or it may be left to accumulate. Withdrawal rights will be agreed upon by you and PFL when the option is elected.

  Payment Option 2--Income for a Specified Period. Level payments of the proceeds with interest are made for the fixed period elected, at which time the funds are exhausted.

  Payment Option 3--Life Income. An election may be made between:

    1. "No Period Certain"--Level payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Level Payments will be made for the longer of the Annuitant's lifetime or ten years.

    3. "Guaranteed Return of Policy Proceeds"--Level payments will be made for the longer of the Annuitant's lifetime or the number of payments which, when added together, equals the proceeds applied to the income option.

  Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the proceeds with interest are exhausted.

  Payment Option 5--Joint and Survivor Annuity. Payments are made during the joint lifetime of the payee and a joint payee you select. Payments will be made as long as either person is living.

  Other Payment options may be arranged by agreement with PFL. Certain options may not be available in some states.

  Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed amount (guaranteed amounts are based upon the tables contained in the Policy). Current amounts may be obtained from PFL.

  Variable Payment Options. The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The tables are based on a 5% effective annual assumed investment return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount of the Mutual Fund Account or the Target Account selected by the Annuitant or Beneficiary. If the actual investment performance exactly matched the Assumed Investment Return of 5% at all times, the amount of each Variable Annuity Payment would remain equal. If actual investment performance exceeds the Assumed Investment Return, the amount of the payments would increase. Conversely, if actual investment performance is worse than the Assumed Investment Return, the amount of the payments would decrease.

  The following Variable Payment Options generally are available:

  Payment Option 3-V--Life Income. An election may be made between:

    1. "No Period Certain"--Payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Payments will be made for the longer of the Annuitant's lifetime or ten years.

  Payment Option 5-V--Joint and Survivor Annuity. Payments are made as long as either the payee or the joint payee is living.

  Certain Payment options may not be available in some states.

  Determination of Variable Payments other than the First. All Variable Annuity Payments other than the first are calculated using "Annuity Units" which are credited to the Policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the Policy then remains fixed. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Policy by the Annuity Unit Value for the particular Subaccount on the date the payment is made.

  Transfers. You may transfer the value of the Annuity Units from one Subaccount to another within the Mutual Fund Account, the Target Account or to the Fixed Account. However, after the Annuity Commencement Date no transfers may be made from the Fixed Account to the Mutual Fund Account or the Target Account. The minimum amount which may be transferred is the lesser of $10 of monthly income or the entire monthly income of the variable Annuity Units in the Subaccount from which the transfer is being made. The remaining Annuity Units in the Subaccount must provide at least $10 of monthly income. If, after a transfer, the monthly income of the remaining Annuity Units in a Subaccount would be less than $10, PFL reserves the right to include those Annuity Units as part of the transfer. PFL reserves the right to limit transfers between Subaccounts after the Annuity Commencement Date to once per Policy Year.

  Tax Withholding. A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, you have not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Withholding is mandatory for certain Qualified Policies. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 49.)

  Adjustment of Annuity Payments. Payments will be made at 1, 3, 6, or 12 month intervals. If the individual payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments to such intervals as will result in payments of at least $50. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for.

DEATH BENEFIT

  Death of Annuitant/Owner Prior to Annuity Commencement Date. A Death Benefit will be paid to the Beneficiary if the Owner, who is the Annuitant, dies prior to the Annuity Commencement Date. The amount of the Death Benefit is the greatest of the Policy Value, the Cash Value or the Guaranteed Minimum Death Benefit selected. Prior versions of the Policy or Policies offered in certain states may provide for a different definition or calculation of the Death Benefit. See Appendix B and the Policy or endorsement for details. The Death Benefit is not payable upon the death of the Annuitant if the Annuitant and the Owner are not the same person unless the Owner makes a separate election to do so. The Death Benefit is determined when PFL receives both due proof of death and an election of a settlement option.

  In certain circumstances, if the Owner dies the spouse may elect to continue the Policy. If the Policy is continued, all future Surrender Charges will be waived.

  There are three Guaranteed Minimum Death Benefit Options available: (A) The "5% Annually Compounding Death Benefit," (B) the "Double Enhanced Death Benefit," and (C) the "Return of Premium Death Benefit."

  The "5% Annually Compounding Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals plus interest at an effective annual rate of 5% from the payment or withdrawal date up to the date of death (even after age 81).

  The "Double Enhanced Death Benefit" is equal to the greater of (1) and (2) where (1) is a 5% Annually Compounding Death Benefit, equal to the total Premium Payments, minus Adjusted Partial Withdrawals (defined below), plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the date of death or the Owner's 81st birthday, and (2) is a Step-Up Death Benefit, equal to the largest Policy Value on any Policy Anniversary prior to the earlier of the date of death or the Owner's 81st birthday, plus any Premium Payments subsequent to the date of any Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals (defined below), subsequent to the date of the Policy Anniversary with the largest Policy Value.

  The "Return of Premium Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals as of the date of death.

  For the purpose of calculating the Death Benefit, the Policy Date will be treated as a Policy Anniversary. Any applicable Excess Interest Adjustments on transfers or partial withdrawals from the Fixed Account will affect the value of the Guaranteed Minimum Death Benefit.

  Under all three Death Benefit Options, if the surviving spouse elects to continue the Policy in lieu of receiving the Death Benefit, an amount equal to the excess, if any, of the Guaranteed Minimum Death Benefit over the Policy Value, will then be added to the Policy Value. This amount will be added only once, at the time of such election. Thereafter, the amount paid on the death of the surviving spouse is based on the Guaranteed Minimum Death Benefit elected on the Policy Date and the surviving spouse's age.

  The 5% Annually Compounding Death Benefit is not available if either the Annuitant or the Owner is age 75 or higher on the Policy Date. The Double Enhanced Death Benefit is not available if either the Annuitant or the Owner is age 81 or higher on the Policy Date. If no choice is made in the Policy application then the Return of Premium Death Benefit will apply. After the Policy Date, an election cannot be made and the Guaranteed Minimum Death Benefit option cannot be changed.

  Adjusted Partial Withdrawal. A partial withdrawal will reduce the Guaranteed Minimum Death Benefit by an amount referred to as the "Adjusted Partial Withdrawal." The Adjusted Partial Withdrawal may be a different amount than the Gross Partial Withdrawal. Each Adjusted Partial Withdrawal is equal to the Gross Partial Withdrawal multiplied by an Adjustment Factor. The Adjustment Factor is equal to the Death Benefit prior to the partial withdrawal divided by the Policy Value prior to the partial withdrawal.

  If a partial withdrawal is taken when the Guaranteed Minimum Death Benefit exceeds the Policy Value, then the amount deducted from the Guaranteed Minimum Death Benefit as a result of the partial withdrawal (that is, the Adjusted Partial Withdrawal) will exceed the amount of the partial withdrawal request. In that case, the total proceeds of a partial withdrawal followed by payment of a Death Benefit could be less than total Premium Payments.

  Payment of Death Benefit. Due Proof of Death of the Annuitant is proof that the Annuitant who is the Owner died prior to the commencement of Annuity Payments. Upon receipt of this proof, an election of a method of settlement and return of the Policy, the Death Benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Annuity Payment Options described above, unless a settlement agreement is effective at the death of the Owner preventing such election.

  Required Distribution. If the Annuitant was the Owner, and the Beneficiary was not the Annuitant's spouse, the Death Benefit must (1) be distributed within five years of the date of the deceased Owner's death, or (2) payments under a Payment Option must begin within one year of the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased Owner's death. If the sole Beneficiary is the deceased Owner's surviving spouse, such spouse may elect to continue the Policy as the new Annuitant and Policy Owner instead of receiving the Death Benefit. (See "Federal Tax Matters" in the Statement of Additional Information.)

  If the Annuitant is not an Owner, and any Owner dies prior to the Annuity Commencement Date, a Successor Owner may surrender the Policy at any time for the Adjusted Policy Value. If the Successor Owner is not the deceased Owner's surviving spouse, however, this amount must be distributed within five years after the date of death of the Owner, or payments under a Payment Option must begin within one year of the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). If the Successor Owner is the deceased Owners surviving spouse, the surviving spouse may elect to continue the Policy, in which case all future Surrender Charges will be waived.

  Death On or After Annuity Commencement Date. The death benefit payable on or after the Annuity Commencement Date depends on the Payment Option selected. If any Owner dies on or after the Annuity Commencement Date, but before the entire interest in the Policy is distributed, the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death.

  Beneficiary. The Beneficiary designation in the application will remain in effect until changed. The Policy Owner may change the designated Beneficiary by sending Written Notice to PFL. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or consent is required by law. (If an irrevocable

Beneficiary dies, the Policy Owner may then designate a new Beneficiary.) The change will take effect as of the date the Policy Owner signs the Written Notice, whether or not the Policy Owner is living when the Notice is received by PFL. PFL will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Policy Owner fails to specify their interests, they will share equally.

DEATH OF OWNER

  Federal tax law requires that if the Owner (including any joint Owner or any Successor Policy Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the Policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where 1) the spouse of the deceased Owner is the sole beneficiary,
2) the Owner is not a natural person and the primary Annuitant dies or is changed, or 3) any Owner dies after the Annuity Commencement Date. See "Federal Tax Matters" in the Statement of Additional Information for a detailed description of these rules. Other rules may apply to Qualified Policies. (See also "DISTRIBUTIONS UNDER THE POLICY--Death Benefit" p. 43.)

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

  Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

RESTRICTIONS UNDER QUALIFIED POLICIES

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

                            CHARGES AND DEDUCTIONS

  No deductions are made from Premium Payments, so that the full amount of each Premium Payment is invested in one or more of the Accounts. PFL will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Accounts and the Policies. Charges may also be made for premium taxes, federal, state or local taxes, or for certain transfers or other transactions. Charges and expenses are also deducted from the Underlying Funds and the Target Subaccounts.

SURRENDER CHARGE

  PFL will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. PFL may deduct a Surrender Charge from any amount surrendered (i.e., withdrawn) in connection with a partial withdrawal or a surrender in order to cover a portion of such distribution expenses. A Surrender Charge will not be deducted from a withdrawal, after the first Policy Year, of up to 10% of the Policy Value, if there have been no partial withdrawals in the current Policy Year. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 36.)

  The Surrender Charge is not imposed upon exercise of the Nursing Care and Terminal Condition Option. This feature may not be available in all states. (See "DISTRIBUTIONS UNDER THE POLICY," p. 36.)

  The amount of the Surrender Charge is determined by multiplying the amount of the Premium Payments withdrawn by the applicable Surrender Charge Percentage. The applicable Surrender Charge Percentage will depend upon the number of years that have elapsed since the Premium Payment that is being withdrawn was made. For this purpose, surrenders are allocated to Premium Payments on a "first-in, first-out" basis, that is, first to the oldest Premium Payment, then to the next oldest Premium Payment, and so on. Premium Payments are deemed to be withdrawn before earnings, and after all Premium Payments have been withdrawn, the remaining Adjusted Policy Value may be withdrawn without any Surrender Charge. The following is the table of Surrender Charge Percentages:

                                                          APPLICABLE SURRENDER
                                                           CHARGE PERCENTAGE
                                                           (AS PERCENTAGE OF
          NUMBER OF YEARS SINCE                             PREMIUM PAYMENT
           PREMIUM PAYMENT DATE                                WITHDRAWN)
          ---------------------                           --------------------
        Less than 1                                                7%
        At least 1 and less than 2                                 7%
        At least 2 and less than 3                                 6%
        At least 3 and less than 4                                 6%
        At least 4 and less than 5                                 5%
        At least 5 and less than 6                                 4%
        At least 6 and less than 7                                 2%

  PFL anticipates that the Surrender Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from PFL's general funds, which will include amounts derived from the fee for mortality and expense risks and the Distribution Financing Charge.

MORTALITY AND EXPENSE RISK FEE

  PFL imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the Policies. Prior to the Annuity Commencement Date, for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, this charge is equal to an effective annual rate of 1.25% of the daily net asset value of the Mutual Fund Account and the Target Account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the daily net asset value of the Mutual Fund Account and the Target Account. After the Annuity Commencement Date, the Mortality and Expense Risk Fee may be lower than the Mortality and Expense Risk Fee in effect prior to the Annuity Commencement Date (See Appendix B). The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount, and is deducted from the Subaccount of the Mutual Fund Account and the Target Account both before and after the Annuity Commencement Date.

  Policy Values and Annuity Payments are not affected by changes in actual mortality experience nor by actual expenses incurred by PFL. The mortality risks assumed by PFL arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay Death Benefits prior to the Annuity Commencement Date. Thus, you are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the monthly Annuity payments that the Annuitant will receive under the Policy.

  PFL also bears substantial risk in connection with the Death Benefit Guarantee since PFL will pay a Death Benefit equal to the Guaranteed Minimum Death Benefit if that amount is higher than the Policy Value.

  The expense risk assumed by PFL is the risk that PFL's actual expenses in administering the Policy and the Accounts will exceed the amount recovered through the Administrative Charges.

  If the Mortality and Expense Risk Fee is insufficient to cover PFL's actual costs, PFL will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to PFL. PFL expects a profit from this charge. To the extent that the Surrender Charge is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from PFL's general corporate assets, which may include amounts, if any, derived from the Distribution Financing Charge and, if necessary, the Mortality and Expense Risk Fee. A Mortality and Expense Risk Fee is also assessed after the Annuity Commencement Date for all Variable Annuity Options.

ADMINISTRATIVE CHARGES

  Service Charge. In order to cover the costs of administering the Policies, PFL deducts an annual Service Charge from the Policy Value of each Policy. The annual Service Charge is deducted from the Policy Value of each Policy on each Policy Anniversary prior to the Annuity Commencement Date. The charge is not deducted after the Annuity Commencement Date. The annual Service Charge is the lesser of 2% of the Policy Value or $35, and it will not be increased in the future. This charge is waived if either the Policy Value or the sum of all Premium Payments less the sum of all partial withdrawals equals or exceeds $50,000 on a Policy Anniversary (or date of surrender). PFL also reserves the right to charge up to $35 at the time of surrender during any Policy Year. The Service Charge will be deducted from the Investment Option(s) in the same proportion that the Owner's interest in each Investment Option bears to your total Policy Value.

  Administrative Charge. PFL also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account and the Target Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is 0.15% of the net assets in the Mutual Fund Account and the Target Account. This charge is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount.

DISTRIBUTION FINANCING CHARGE

  During the first seven Policy Years, but only prior to the Annuity Commencement Date, PFL deducts a daily Distribution Financing Charge equal to an effective annual rate of 0.15% of the daily net asset value of the Mutual Fund Account and the Target Account. The Distribution Financing Charge is paid to PFL and is designed to partially compensate PFL for the cost of distributing the Policies. The Distribution Financing Charge will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the Policies. The staff of the SEC deems such charge to constitute a deferred sales charge.

PREMIUM TAXES

  PFL currently makes no deduction from the Premium Payments when they are paid to PFL for any state premium taxes PFL pays in connection with Premium Payments it receives under the Policies. However, PFL will deduct the aggregate premium taxes that it pays on behalf of a particular Policy on (i) the Annuity Commencement Date, (ii) the total surrender of a Policy, or (iii) payment of the death proceeds of a Policy. Premium taxes currently range from 0% to 3.50% of Premium Payments.

FEDERAL, STATE AND LOCAL TAXES

  No charges are currently made for federal, state, or local taxes other than premium taxes. However, PFL reserves the right to deduct charges in the future for any taxes or other economic burden resulting from the application of any tax laws that PFL determines to be attributable to the accounts or the policies.

TRANSFER FEE

  PFL will not impose a transfer fee for the first 12 transfers between Investment Options in each Policy Year. PFL reserves the right to impose a $10 charge for the thirteenth and each subsequent transfer request you make during a single Policy Year. For the purpose of determining whether a transfer fee is payable, Premium Payment allocations are not considered transfers. All transfer requests made simultaneously will be treated as a single request. No transfer fee will be imposed for any transfer which is not at your request.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

  Each of the Mutual Fund Account Portfolios and the Target Subaccounts is responsible for all of its expenses. In addition, charges will be made against each of the Portfolios of the Mutual Fund Account and the Target Subaccounts for investment advisory services provided to them. The net assets of each Portfolio of the Mutual Fund Account and the Target Subaccounts will reflect deductions in connection with the investment advisory fee and other expenses.

  For more information concerning the investment advisory fee and other expenses of the Portfolios, see the prospectuses for the Underlying Funds, current copies of which accompany this Prospectus. Investment advisory fees and other expenses of the Target Subaccounts are described more fully in Part III of this Prospectus.

EMPLOYEE AND AGENT PURCHASES

  The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each Premium Payment to the Policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the Surrender Charges, the Mortality and Expense Risk Fee and the Administrative Charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the Policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

  At the time the initial Premium Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Nonqualified Policy or a Qualified Policy. If the initial Premium Payment is derived from an exchange or surrender of another annuity policy, PFL may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. PFL will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum initial Premium Payment stated above. Additional Premium Payments under a Policy must qualify for the same federal income tax treatment as the initial Premium Payment under the Policy; PFL will not accept an Additional Premium Payment under a Policy if the federal income tax treatment of such Premium Payment would be different from that of the initial Premium Payment.

  The Qualified Policies were designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408(a), 408A or 457 of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Policy in order for the plan, account or annuity to retain its special tax treatment. This summary is not intended to cover such requirements, and assumes that Qualified Policies are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. This summary was prepared by PFL after consultation with tax counsel, but no opinion of tax counsel has been obtained.

  THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS/HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A POLICY UNDER FEDERAL AND APPLICABLE STATE, LOCAL AND FOREIGN TAX LAWS

TAX STATUS OF THE POLICY

  Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg.
(S)1.817-5) apply a diversification requirement to each of the Mutual Fund Subaccounts and the Target Subaccounts. The Mutual Fund Account, through its Underlying Funds and their Portfolios, and the Target Account, through its Subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Endeavor Series Trust and WRL Series Fund, Inc. that requires the Portfolios to be operated in compliance with the Treasury regulations. PFL has entered into an agreement with First Trust Advisers, L.P., the adviser of the Target Account, that requires the Target Subaccounts to be operated in compliance with the Treasury regulations.

  Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more Subaccounts in which to allocate premiums and Policy Values, and may be able to transfer among these accounts more frequently than in such rulings. Moreover, the investment strategies for the Target Subaccounts are innovative and have not been addressed by the IRS. These differences could result in you being treated as the owner of the assets of the Mutual Fund Account or the Target Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the Mutual Fund Account or the Target Account.

  The Statement of Additional Information discusses other tax requirements for qualifying as an annuity contract.

  The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

  The discussion below applies only to those Policies owned by natural persons, and that qualify as annuity contracts for federal income tax purposes. With respect to Owners who are natural persons, the Policy should be treated as an annuity contract for federal income tax purposes.

  In General. Except as described below with respect to Owners who are not natural persons, an Owner who holds a Policy satisfying the diversification and distribution requirements described in the Statement of Additional Information should not be taxed on increases in the Policy Value until an amount is received or deemed received, e.g., upon a partial withdrawal or surrender or as Annuity Payments under the Annuity Option selected. Generally, any amount received or deemed received under a Nonqualified Annuity Contract prior to the Annuity Commencement Date is deemed to come first from any "Income on the Contract" and then from the "Investment in the Contract." The "Investment in the Contract" generally equals total premium payments less amounts received which were not includable in gross income. To the extent that the Policy Value (Cash Value in the event of a surrender) exceeds the "Investment in the Contract," such excess constitutes the "Income on the Contract." For these purposes such "Income on the Contract" shall be computed by reference to the aggregation rules described below, and the amount includable in gross income will be taxable as ordinary income. If at the time that any amount is received or deemed received there is no "Income on the Contract" (e.g., because the gross Policy Value does not exceed the "Investment in the Contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "Investment in the Contract."

  For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Policy Value (including assignment of Owner's right to receive Annuity Payments prior to the Annuity Commencement Date) generally will be treated as a distribution in the amount of such portion of the Policy Value. Additionally, if an Owner designates a new Owner prior to the Annuity Commencement Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Policy in an amount equal to the Policy Value. A transfer of ownership or an assignment of a Policy, or designation of an Annuitant or Beneficiary who is not also the Owner, as well as the selection of certain Annuity Commencement Dates, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, designation, selection or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Aggregation Rules. Generally all nonqualified deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, for such purposes all Traditional individual retirement annuities and accounts under Section 408 of the Code for an individual are aggregated, and generally all distributions therefrom during a calendar year are treated as one distribution made as of the end of such year. The same aggregation rules apply to Roth individual retirement annuities and accounts. The Roth IRAs and Traditional IRAs shall be treated separately for distribution purposes.

  Surrenders or Partial Withdrawals. In the case of a partial withdrawal (including systematic Partial Withdrawals) under a Nonqualified Policy, the amount received generally will be includable in gross income to the extent that it does not exceed the "Income on the Contract," which is generally equal to the excess of the Policy Value immediately before the partial withdrawal over the "Investment in the Contract" at that time. However, for these purposes the Policy Value immediately before a partial withdrawal may have to be increased by any positive Excess Interest Adjustment which results from such a partial withdrawal or which could result from a simultaneous surrender, and may need further adjustments if the aggregation rules apply. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment that may apply in the case of a Non-Qualified Policy or a Qualified Policy. In the case of a partial withdrawal (including systematic partial withdrawals) under a Qualified Policy (other than one qualified under Section 457 of the Code), a ratable portion of the amount received is generally excludable from gross income, based on the ratio of the "Investment in the Contract" to the individual's total Policy Value or accrued benefit under the retirement plan at the time of each such payment. For a Qualified Policy, the "Investment in the Contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Policy. In the case of a surrender under a Nonqualified Policy or a Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the "Investment in the Contract", unless the aggregation rules apply.

  Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, in general only a portion of the Annuity Payments received after the Annuity Commencement Date will be includable in the gross income of the recipient.

  For Fixed Annuity Payments, in general the excludable portion of each payment is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total expected return resulting from the Annuity Payments for the term of the payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments received is includable in gross income.

  For Variable Annuity Payments, the includable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is excludable from gross income. This dollar amount is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total number of expected periodic payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  Where an Owner allocates a portion of the Adjusted Policy Value on the Annuity Commencement Date to more than one Annuity Payment Option (fixed or variable), special rules govern the allocation of the Policy's entire "Investment in the Contract" on such date to each such option, for purposes of determining the excludable amount of each payment received under that option. PFL makes no attempt to describe these allocation rules, because they would prescribe a complex variety of results, depending on how the allocations were made among the various types of Annuity Payment Options. Instead, you are advised to consult a competent tax adviser as to the potential tax effects of allocating any amount of Adjusted Policy Value to any particular Annuity Payment Option.

  If, after the Annuity Commencement Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "Investment in the Contract" as of the Annuity Commencement Date over the aggregate amount of Annuity Payments received on or after the Annuity Commencement Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a surrender, as described above, or (2) if distributed under an Annuity Payment Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the "Investment in the Contract" is not affected by the Owner's or Annuitant's death. That is, the "Investment in the Contract" remains generally the total premium payments less amounts received which were not includable in gross income.

  Penalty Taxes. In the case of any amount received or deemed received from the Policy, e.g., upon a surrender of a Policy (including systematic withdrawals) or a deemed distribution under a Policy resulting from a pledge, assignment or agreement to pledge or assign or an Annuity Payment with respect to a Policy, there may be imposed on the recipient a federal penalty tax equal to 10% of the amount includable in gross income. The penalty tax generally will not apply to any distribution: (i) made on or after the date on which the taxpayer attains age 59 1/2; (ii) made as a result of the death of the holder (generally the Owner); (iii) attributable to the disability of the taxpayer; or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and the taxpayer's beneficiary. Other rules may apply to Qualified Policies.

  Withholding. The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain Qualified Policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the Owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

  Qualified Policies. The Qualified Policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law.

  For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Each Owner is responsible for requesting distributions under the Policy that satisfy applicable tax rules.

  PFL makes no attempt to provide more than general information about use of the Policy with the various types of retirement plans. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.

  Individual Retirement Annuities. In order to qualify as an Traditional individual retirement annuity under Section 408(b) of the Code, a Policy must contain certain provisions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a Contingent Owner or assign the Policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $2,000, except in case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
Annuity Payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2; (v) an Annuity Payment Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; and (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value. Policies intended to qualify as individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

  Section 408 of the Code also indicates that no part of the funds for a Traditional individual retirement account or annuity ("IRA") should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Policy, comports with IRA qualification requirements.

  Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, required distributions at death are the same.

  Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code,
Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

  Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Annuity Purchase Value as of the close of the taxable year and all previous distributions under the Policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the Policy. For these purposes, the Policy Value at year end may have to be increased by any positive Excess Interest Adjustment which could result from a surrender at such time. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a Policy the nominal Owner of which is not a natural person but the beneficial Owner of which is a natural person, (ii) a Policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a Qualified Policy (other than one qualified under Section 457) or (iv) a single-payment annuity the Annuity Commencement Date for which is no later than one year from the date of the single Premium Payment; instead, such Policies are taxed as described above under the heading "Taxation of Annuities."

  Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

                          DISTRIBUTOR OF THE POLICIES

  AFSG Securities Corporation, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, an affiliate of PFL, is the principal underwriter of the Policies. AFSG Securities Corporation has entered or will enter into one or more agreements with various broker-dealers for the distribution of the Policies. Commissions on Policy sales are paid to broker/dealers. Commissions payable to broker/dealers will be up to 6% of Premium Payments, or 5% plus an annual continuing fee based on Policy Values. In addition, certain broker/dealers may receive additional commissions, expense allowances, and additional annual continuing fees based upon sales volume, agent or service training responsibilities, and other factors. The Distribution Financing Charge will be used by PFL to support these activities and reimbursements. These commissions are not deducted from Premium Payments, they are paid by PFL.

  The Target Account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the Distribution Financing Charge (the "Distribution Plan"). The Distribution Plan has been approved by a majority of the disinterested members of the Board of Managers of the Target Account. The Distribution Plan is designed to partially compensate PFL for the cost of distributing the Policies. Charges under the Distribution Plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the Policies, and will be based on a percentage of the daily net assets of the Target Account. The Distribution Plan may be terminated at any time by a vote of a majority of the disinterested members of the Target Account's Board of Managers, or by a vote of the majority of its outstanding shares. (See "CHARGES AND DEDUCTIONS-- Distribution Financing Charge," p. 47.)

                                 VOTING RIGHTS

THE MUTUAL FUND ACCOUNT

  To the extent required by law, PFL will vote the Underlying Funds shares held by the Mutual Fund Account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios, although the Underlying Funds do not hold regular annual shareholders' meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.

  Before the Annuity Commencement Date, you hold the voting interest in the selected Portfolios. The number of votes that you have the right to instruct will be calculated separately for each Subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your Policy Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

  The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Funds for determining shareholders eligible to vote at the meeting of the Underlying Funds. PFL will solicit voting instructions by sending Owners or other persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Funds. Portfolio shares as to which no timely instructions are received and shares held by PFL in which Owners or other persons entitled to vote have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.

  Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

THE TARGET ACCOUNT

  The Target Account is the legal owner of the common stock held in the Subaccounts and as such has the right to vote upon any matter that may be voted by shareholders. However, you or persons receiving income payments may vote on certain aspects of the governance of the Subaccounts. Matters on which persons holding voting interests may vote include the following: (1) approval of any change in the investment advisory agreement corresponding to a Subaccount; (2) any change in the fundamental investment policies of a Subaccount; or (3) any other matter requiring a vote of persons holding voting interests in the Subaccount. With respect to approval of the investment advisory agreements or any change in a fundamental investment policy, Policy Owners participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

  Before the Annuity Commencement Date, you hold the voting interest in the selected Subaccounts. The number of votes that you have will be calculated separately for each Subaccount. The number of votes that you have for a Subaccount will be determined by dividing your Policy Value in the Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.

  PFL does not intend to hold annual or other periodic meetings of Policy Owners. PFL will solicit proxies by sending you or other persons entitled to vote written requests for proxies prior to the vote. Where timely proxies are not received, the voting interests will be voted in proportion to the proxies that are received with respect to all Policies participating in the same Subaccount.

  PFL may, if required by state insurance officials, disregard proxies which would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the Subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the Subaccounts. In addition, PFL may disregard proxies that would require changes in the investment objectives or policies of any Subaccount or in an investment adviser or principal underwriter, if PFL reasonably disapproves those changes in accordance with applicable federal regulations. If PFL disregards proxies, it will advise those persons who may give proxies of that action and its reasons for the action in the next semiannual report.

                               YEAR 2000 MATTERS

  In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

  The Plan has four specific objectives (1) develop an inventory of all applications; (2) evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

  As of the date of this Prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

  The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Mutual Fund Account or the Target Account is a party or to which the assets of the Account are subject. PFL, like other life insurance companies, is a defendant in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Mutual Fund Account, the Target Account or PFL.

            HISTORICAL PERFORMANCE DATA OF THE MUTUAL FUND ACCOUNT

  The following is a discussion of the historical performance data for the Mutual Fund Account. A discussion of the historical performance data for the Target Account is found in Part III of this Prospectus.

STANDARDIZED PERFORMANCE DATA

  From time to time, PFL may advertise historical yields and total returns for the Subaccounts of the Mutual Fund Account. In addition, PFL may advertise the effective yield of the Subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

  Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a Policy in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.054%, and the effective yield was 3.100% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.199%, and the effective yield was 3.250% for the Return of Premium Death Benefit.

  Other Subaccounts. The yield of a Subaccount of the Mutual Fund Account (other than the Endeavor Money Market Subaccount) for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

  The total return of a Subaccount refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a Subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the Subaccount to the redemption value of that investment as of the first day of each of the periods for which total return quotations are provided. In addition to the Standard data discussed above, similar performance data for other periods may also be shown.

  The yield and total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. To the extent that any or all of a premium tax is applicable to a particular Policy, the yield and/or total return of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

  Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the Subaccounts to December 31, 1997, and for the one and five year periods ended December 31, 1997 are shown below. Total returns shown reflect deductions for the Mortality and Expense Risk Fee, the Distribution Financing Charge, and the Administrative Charges. The total return for each Target Subaccount will also reflect the Manager's Fee and other operating expenses. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period.

                         AVERAGE ANNUAL TOTAL RETURNS

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                            ONE YEAR   FIVE YEARS INCEPTION OF THE    SUBACCOUNT
                          PERIOD ENDED   ENDED     SUBACCOUNT TO       INCEPTION
SUBACCOUNT                  12/31/97    12/31/97      12/31/97         DATE(/4/)
----------                ------------ ---------- ---------------- -----------------
Endeavor Managed Asset
 Allocation.............      12.95%     11.97%         11.85%       April 8, 1991
T. Rowe Price
 International
 Stock(/1/).............     (4.41%)      5.86%          4.10%       April 8, 1991
Endeavor Value Equity...      17.57%       N/A          16.70%       May 27, 1993
Dreyfus Small Cap Value.      18.23%       N/A          13.45%        May 4, 1993
Dreyfus U.S. Government
 Securities.............       2.07%       N/A           4.23%        May 9, 1994
T. Rowe Price Equity
 Income.................      21.01%       N/A          23.13%      January 3, 1995
T. Rowe Price Growth
 Stock..................      21.30%       N/A          25.68%      January 3, 1995
Endeavor Opportunity
 Value..................       9.79%       N/A           9.16%     November 18, 1996
Endeavor Enhanced Index.        N/A        N/A          14.66%        May 1, 1997
Endeavor Select 50(/2/).        N/A        N/A            N/A      February 2, 1998
WRL Growth..............      10.28%     12.20%         12.66%       July 1, 1992
Merrill Lynch Basic
 Value Focus(/3/).......        N/A        N/A         (3.35%)       July 3, 1997
Merrill Lynch Developing
 Capital Markets
 Focus(/3/).............        N/A        N/A        (29.42%)       July 3, 1997
Merrill Lynch High
 Current Income(/3/)....        N/A        N/A         (2.51%)       July 3, 1997

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                            ONE YEAR   FIVE YEARS INCEPTION OF THE    SUBACCOUNT
                          PERIOD ENDED   ENDED     SUBACCOUNT TO       INCEPTION
SUBACCOUNT                  12/31/97    12/31/97      12/31/97         DATE(/4/)
----------                ------------ ---------- ---------------- -----------------
Endeavor Managed Asset
 Allocation.............      13.12%     12.14%         12.02%       April 8, 1991
T. Rowe Price
 International
 Stock(/1/).............     (4.26%)      6.01%          4.26%       April 8, 1991
Endeavor Value Equity...      17.74%       N/A          16.87%       May 27, 1993
Dreyfus Small Cap Value.      18.40%       N/A          13.62%        May 4, 1993
Dreyfus U.S. Government
 Securities.............       2.22%       N/A           4.39%        May 9, 1994
T. Rowe Price Equity
 Income.................      21.18%       N/A          23.31%      January 3, 1995
T. Rowe Price Growth
 Stock..................      21.48%       N/A          25.87%      January 3, 1995
Endeavor Opportunity
 Value..................       9.89%       N/A           9.25%     November 18, 1996
Endeavor Enhanced Index.        N/A        N/A          14.76%        May 1, 1997
Endeavor Select 50(/2/).        N/A        N/A            N/A      February 2, 1998
WRL Growth..............      10.54%     12.38%         12.83%       July 1, 1992
Merrill Lynch Basic
 Value Focus(/3/).......        N/A        N/A         (3.28%)       July 3, 1997
Merrill Lynch Developing
 Capital Markets
 Focus(/3/).............        N/A        N/A        (29.37%)       July 3, 1997
Merrill Lynch High
 Current Income(/3/)....        N/A        N/A         (2.44%)       July 3, 1997

----------------------------
(/1/)Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies).
(/2/)The Endeavor Select 50 Portfolio began operations on February 2, 1998, therefore comparable information is not available.

(/3/)The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
     Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(/4/)Performance prior to July 3, 1997, reflects performance of PFL Endeavor
     Variable Annuity Subaccounts prior to the offering of the Policies through Merrill Lynch.

  The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above from the five year and from inception periods would have been lower.

NON-STANDARDIZED PERFORMANCE DATA

  PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a Subaccount of the Mutual Fund Account. The non-standard performance data may assume that no Surrender Charge is applicable, and may also make other assumptions such as the amount invested in a Subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

  The following non-standardized average annual total return figures are based on the assumption that the Policy is not surrendered, and therefore the Surrender Charge is not imposed.

          AVERAGE ANNUAL TOTAL RETURNS (ASSUMING NO SURRENDER CHARGE)

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                            ONE YEAR   FIVE YEARS INCEPTION OF THE    SUBACCOUNT
                          PERIOD ENDED   ENDED     SUBACCOUNT TO       INCEPTION
SUBACCOUNT                  12/31/97    12/31/97      12/31/97         DATE(/4/)
----------                ------------ ---------- ---------------- -----------------
Endeavor Managed Asset
 Allocation.............     18.24%      12.18%         11.98%       April 8, 1991
T. Rowe Price
 International
 Stock(/1/).............      0.99%       6.13%          4.30%       April 8, 1991
Endeavor Value Equity...     22.83%        N/A          17.09%       May 27, 1993
Dreyfus Small Cap Value.     23.49%        N/A          13.88%        May 4, 1993
Dreyfus U.S. Government
 Securities.............      7.42%        N/A           5.30%        May 9, 1994
T. Rowe Price Equity
 Income.................     26.25%        N/A          24.19%      January 3, 1995
T. Rowe Price Growth
 Stock..................     26.54%        N/A          26.69%      January 3, 1995
Endeavor Opportunity
 Value..................     15.09%        N/A          13.84%     November 18, 1996
Endeavor Enhanced Index.       N/A         N/A          21.66%        May 1, 1997
Endeavor Select 50(/2/).       N/A         N/A            N/A      February 2, 1998
WRL Growth..............     15.59%      12.40%         12.83%       July 1, 1992
Merrill Lynch Basic
 Value Focus(/3/).......       N/A         N/A           3.65%       July 3, 1997
Merrill Lynch Developing
 Capital Markets
 Focus(/3/).............       N/A         N/A        (22.42%)       July 3, 1997
Merrill Lynch High
 Current Income(/3/)....       N/A         N/A           4.49%       July 3, 1997

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                  INCEPTION OF
                            ONE YEAR   FIVE YEARS      THE         SUBACCOUNT
                          PERIOD ENDED   ENDED    SUBACCOUNT TO     INCEPTION
SUBACCOUNT                  12/31/97    12/31/97    12/31/97        DATE(/4/)
----------                ------------ ---------- ------------- -----------------
Endeavor Managed Asset
 Allocation.............     18.41%      12.34%        12.14%     April 8, 1991
T. Rowe Price
 International
 Stock(/1/).............      1.13%       6.29%         4.46%     April 8, 1991
Endeavor Value Equity...     23.01%        N/A         17.26%     May 27, 1993
Dreyfus Small Cap Value.     23.66%        N/A         14.05%      May 4, 1993
Dreyfus U.S. Government
 Securities.............      7.57%        N/A          5.45%      May 9, 1994
T. Rowe Price Equity
 Income.................     26.42%        N/A         24.37%    January 3, 1995
T. Rowe Price Growth
 Stock..................     26.72%        N/A         26.87%    January 3, 1995
Endeavor Opportunity
 Value..................     15.20%        N/A         13.93%   November 18, 1996
Endeavor Enhanced Index.       N/A         N/A         21.76%      May 1, 1997
Endeavor Select 50(/2/).       N/A         N/A           N/A    February 2, 1998
WRL Growth..............     15.85%      12.58%        13.00%     July 1, 1992
Merrill Lynch Basic
 Value Focus(/3/).......       N/A         N/A          3.72%     July 3, 1997
Merrill Lynch Developing
 Capital Markets
 Focus(/3/).............       N/A         N/A       (22.37%)     July 3, 1997
Merrill Lynch High
 Current Income(/3/)....       N/A         N/A          4.56%     July 3, 1997

----------------------------
(/1/)Effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies).
(/2/)The Endeavor Select 50 Portfolio began operations on February 2, 1998, therefore comparable information is not available.

(/3/)The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
     Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(/4/)Performance prior to July 3, 1997, reflects performance of PFL Endeavor
     Variable Annuity Subaccounts prior to the offering of the Policies through Merrill Lynch.

  The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above from the five year and from inception periods would have been lower.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service office upon request.

  Merrill Lynch Variable Series Funds, Inc.--Adjusted Historical Data. Prior to July 3, 1997, Merrill Lynch Basic Value Focus Subaccount, the Merrill Lynch Developing Capital Markets Focus Subaccount and the Merrill Lynch High Current Income Subaccount (the "Merrill Lynch Subaccounts"), had not yet commenced operations. However, the following is average annual total return information based on the hypothetical assumption that those Subaccounts have been available to the PFL Endeavor Variable Annuity Account since inception of the underlying portfolios.

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                                                                 CORRESPONDING
                                                      10 YEARS     PORTFOLIO
                                        ONE     FIVE     OR        INCEPTION
SUBACCOUNT                              YEAR    YEAR  INCEPTION      DATE *
----------                             ------   ----  ---------  --------------
Merrill Lynch Basic Value Focus.......   3.89%  8.46%   10.37%** April 20, 1982
Merrill Lynch Developing Capital
 Markets Focus........................ (13.46%)  N/A    (3.69%)     May 2, 1994
Merrill Lynch High Current Income.....  15.01%   N/A    15.30%     July 1, 1993

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                                 CORRESPONDING
                                                      10 YEARS     PORTFOLIO
                                        ONE     FIVE     OR        INCEPTION
              SUBACCOUNT                YEAR    YEAR  INCEPTION      DATE *
              ----------               ------   ----  ---------  --------------
Merrill Lynch Basic Value Focus.......   4.05%  8.62%   10.54%** April 20, 1982
Merrill Lynch Developing Capital
 Markets Focus........................ (12.93%)  N/A    (3.42%)     May 2, 1994
Merrill Lynch High Current Income.....  15.04%   N/A    15.55%     July 1, 1993

----------------------------

* The Subaccounts invest in Class A shares of the Merrill Lynch Variable Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against Owners' contract values under the Policies. The Merrill Lynch Basic Value Fund commenced operations on July 1, 1993; the Merrill Lynch Developing Capital Markets Focus Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the Subaccounts, the deductions for the Mortality and Expense Risk Fee, and Administrative Charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in PFL's opinion generally approximates the performance which would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the Surrender Charge.

**Ten Year Figure

  WRL Growth Subaccount--Adjusted Historical Data. Prior to July 1, 1992, the WRL Growth Subaccount had not yet commenced operations. However, the following is average annual total return information based on the hypothetical assumption that the WRL Growth Subaccount had been available to the PFL Endeavor Variable Annuity Account since inception of the WRL Growth Portfolio:

  5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.55%)

                                                                  CORRESPONDING
                                                        10 YEAR     PORTFOLIO
                                          ONE   FIVE      OR        INCEPTION
SUBACCOUNT                               YEAR   YEAR   INCEPTION     DATE *
----------                               -----  -----  --------- ---------------
WRL Growth.............................. 10.28% 12.20% 16.69%**  October 2, 1986

                     Return of Premium Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                                  CORRESPONDING
                                                        10 YEAR     PORTFOLIO
                                          ONE   FIVE      OR        INCEPTION
SUBACCOUNT                               YEAR   YEAR   INCEPTION     DATE *
----------                               -----  -----  --------- ---------------
WRL Growth.............................. 10.54% 12.38% 16.87%**  October 2, 1986

----------------------------

 * The performance data for periods prior to the date the WRL Growth Subaccount commenced operations (July 1, 1992) is based on the performance of the WRL Growth Portfolio and the assumption that the WRL Growth Subaccount was in existence for the same period as the WRL Growth Portfolio, with a level of charges equal to those currently assessed against the Subaccount or against Owners' contract values under the Policies. The WRL Growth Portfolio commenced operations on October 2, 1986. For purposes of the calculation of the performance data prior to July 1, 1992, the deductions for the Mortality and Expense Risk Fee, and Administrative Charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the Subaccount had actually been in existence since the inception of the WRL Growth Portfolio. Performance data for periods of less than seven years reflect deduction of the Surrender Charge.

** Ten Year Figure

ENDEAVOR ENHANCED INDEX AND ENDEAVOR SELECT 50 PORTFOLIOS

  The Enhanced Index Portfolio and the Endeavor Select 50 Portfolio commenced operations on May 1, 1997 and February 2, 1998, respectively, and therefore these Portfolios do not have significant historical performance data. However, their investment managers (J.P. Morgan Investment Management Inc. and Montgomery Asset Management, LLC, respectively) have experience managing similar portfolios with substantially the same investment objectives and policies. Historical performance data showing the results the investment managers achieved for those other portfolios is in the prospectus for the Endeavor Series Trust, which accompanies this Prospectus. See "Performance Information" in the Endeavor Series Trust's prospectus. That performance information in the Endeavor Series Trust's prospectus does not take into account the fees and charges under the Policy; if those fees and charges were reflected, the investment returns would be lower.

                                   PART III

                              THE TARGET ACCOUNT

  INTRODUCTION. Part III gives further background information on the Target Account, The Dow Target 10 Subaccount and The Dow Target 5 Subaccount, including their management and investment strategies and policies.

                              THE TARGET ACCOUNT

TARGET ACCOUNT DEFINITIONS

  Adviser--First Trust Advisers L.P., the investment adviser to the Target Account.

  Annual Stock Selection Date--The last Business Day of a specified 12-month period.

  Common Shares--The common stock held in a Target Subaccount, selected according to specified investment criteria.

  DJIA--The Dow Jones Industrial Average SM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

  Initial Stock Selection Date--June 30, 1998.

GENERAL

  Interests in the Target Account are not expected to be available for allocation of Premium Payments prior to the Initial Stock Selection Date.

  The Target Account is a managed separate account and currently is divided into two Subaccounts. Additional Subaccounts may be established in the future at the discretion of PFL. Each Subaccount invests according to specific investment strategies. Under Iowa law, the assets of the Target Account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the Policy Value of the Policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in a Subaccount of the Target Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of PFL. Each Subaccount operates as a separate investment fund. Therefore, the investment performance of any Subaccount should be entirely independent of the investment performance of PFL's general account assets or any other Account or Subaccount maintained by PFL.

  The Target Account is registered with the SEC under the 1940 Act as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Target Account or PFL. The Dow Target 10 Subaccount and The Dow Target 5 Subaccount are non-diversified Subaccounts of the Target Account. The investments and administration of each managed Subaccount are under the direction of a Board of Managers. The Board of Managers for each Subaccount annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the Subaccounts.

  Management of the Target Account. Endeavor Investment Advisers (the "Manager"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940 (the "Advisers Act"), is the Target Account's manager. The Manager performs administerial and managerial functions for the Target Account. (see "The Mutual Fund Account," supra.)

First Trust Advisers L.P. (the "Adviser" or "First Trust"), an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Advisers Act, is the Target Account's investment adviser. The Adviser's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust Advisers L.P. is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners (none of whom have more than a 25% interest). Nike Securities Corporation is an Illinois corporation controlled by Robert Donald Van Kampen. The Adviser is responsible for selecting the investments of each Subaccount consistent with the investment objectives and policies of that Subaccount, and will conduct securities trading for the Subaccount.

  At December 31, 1997, and as of the date of this Prospectus, the Target Subaccounts had not commenced operations. However, the Adviser is also the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the Target Subaccounts in that they have the same investment objectives as the Subaccounts but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and the First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

  Management Fee. For its services to the Target Account, the Manager is paid a fee of 0.75% of the average daily net assets of each Target Subaccount. For its services to the Target Account, the Adviser is paid a fee equal to 0.35% of the average daily net assets of each Target Subaccount. This fee is paid by the Manager.

  Operating Expenses. In addition to the management fees, the Target Account pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Board of Managers who are not affiliated persons of the Manager or an Adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Target Account expenses are allocated among and charged to the assets of the Target Subaccounts on a basis that the Board of Managers deems fair and equitable, which may be on the basis of relative net assets of each Target Subaccount or the nature of the services performed and relative applicability to each Target Subaccount. The Manager has agreed to limit each Target Subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the Subaccount's average net assets. (This limit does not include other fees and deductions such as the Mortality and Expense Risk Fee, Administrative Charge, and Distribution Financing Charge.)

  Portfolio Manager. There is no one individual primarily responsible for portfolio management decisions for the Target Account. Investments are made according to the prescribed strategy under the direction of a committee.

INVESTMENT STRATEGY

  The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

  The Dow Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

  The objective of each Subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each Subaccount will function in a similar manner. Each Subaccount will initially invest in substantially equal amounts in the common stock of the companies described above for each Subaccount (as held in a Subaccount, such common stock is referred to as the "Common Shares") determined as of a specified business day (the "Initial Stock Selection Date"). Each Target Subaccount may have different investment portfolios running simultaneously for different 12-month periods. For example, within the Target 10 Subaccount there may be more than one Portfolio, each with a different Initial Stock Selection Date. At the Initial Stock Selection Date, a percentage relationship among the number of Common Shares in a Portfolio will be established.

  When additional funds are deposited into the Portfolio, additional Common Shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of Common Shares established at the initial purchase. Sales of Common Shares by the Portfolio will likewise attempt to replicate the percentage relationship of Common Shares. The percentage relationship among the number of Common Shares in the Portfolio should therefore remain stable. However, given the fact that the market price of such Common Shares will vary throughout the year, the value of the Common Shares of each of the companies as compared to the total assets of the Portfolio will fluctuate during the year, above and below the proportion established on a Stock Selection Date. As of the last Business Day of the specified 12-month period following each preceding stock selection date ("Annual Stock Selection Date"), a new percentage relationship will be established among the number of Common Shares described below for each Portfolio on such date. Common Shares may be sold or new equity securities bought so that the Portfolio is equally invested in the common stock of each company meeting the Portfolio's investment criteria. Thus the Portfolio may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional Common Shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of Common Shares as of the Annual Stock Selection Date since the relationship among the value of the Common Shares on the date of any subsequent transactions may be different than the original relationship among their value.

  The Target Account may determine to offer additional subaccounts in the future, which may have different selection criteria or stock selection dates.

  Units of both The Dow Target 10 Subaccount and The Dow Target 5 Subaccount have not been designed so that their prices will parallel or correlate with movements in the DJIA, and it is expected that their prices will not do so.

  An investment in a Target Subaccount involves the purchase of a portfolio of attractive equities with high dividend yields in one convenient purchase. Investing in the stocks of the DJIA with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving a Target Subaccount's investment objectives because regular dividends are common for established companies and dividends have accounted for a substantial portion of the total return on stocks of the DJIA as a group. However, there is no guarantee that either a Target Subaccount's objective will be achieved or that a Target Subaccount will provide for capital appreciation in excess of such Target Subaccount's expenses.

  Each Target Subaccount may also invest in futures and options, hold warrants, and lend its Common Shares.

  Tax Limitations. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg.(S)1.817-5) apply a diversification requirement to each of the Subaccounts of the Target Account. To qualify as "adequately diversified," each Subaccount may have:

    (i) No more than 55% of the value of its total assets represented by any one investment;

    (ii) No more than 70% of the value of its total assets represented by any two investments;

    (iii) No more than 80% of the value of its total assets represented by any three investments; and

    (iv) No more than 90% of the value of its total assets represented by any four investments.

  The Target Account, through the Subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into an agreement with the Manager, who in turn, has entered into a contract with the Advisor that requires the Subaccounts to be operated in compliance with the Treasury regulations. The Adviser reserves the right to depart from either Target Subaccount's investment strategy in order to meet these diversification requirements.

THE DOW JONES INDUSTRIAL AVERAGE SM

  The DJIA was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time, for any reason. Any changes in the components of the DJIA made after the Initial Stock Selection Date will not cause a change in the identity of the Common Shares included in a Target Subaccount, including any equity securities deposited in the Target Subaccount, except on an Annual Stock Selection Date. The following is a list of the companies which currently comprise the DJIA.

AT&T Corporation                  International Business Machines Corporation
Allied Signal                     International Paper Company
Aluminum Company of America       Johnson & Johnson
American Express Company          McDonald's Corporation
Boeing Company                    Merck & Company, Inc.
Caterpillar Inc.                  Minnesota Mining & Manufacturing Company
Chevron Corporation               J.P. Morgan & Company, Inc.
Coca-Cola Company                 Philip Morris Companies, Inc.
Walt Disney Company               Procter & Gamble Company
E.I. du Pont de Nemours &         Sears, Roebuck & Company.
 Company                          Travelers Group
Eastman Kodak Company             Union Carbide Corporation
Exxon Corporation                 United Technologies Corporation
General Electric Company          Wal-Mart Stores, Inc.
General Motors Corporation
Goodyear Tire & Rubber Company
Hewlett-Packard Company

  The Target Account is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Target Account or any member of the public regarding the advisability of purchasing the Target Account. Dow Jones' only relationship to First Trust Advisers, Endeavor and PFL is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust Advisers, Endeavor, PFL or the owners of the Target Account into consideration in determining, composing or calculating the Dow Jones Industrial Average SM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Target Account to be issued, including the pricing or the amount payable under the contract. Dow Jones has no obligation or liability in connection with the administration or marketing of the Target Account.

  DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE SM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST ADVISERS, ENDEAVOR, PFL, OWNERS OF THE TARGET ACCOUNT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE SM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE SM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INVESTMENT RISKS

  THERE IS NO ASSURANCE THAT ANY SUBACCOUNT WILL ACHIEVE ITS STATED OBJECTIVE. More detailed information, including a description of each Subaccount's investment objective and policies and a description of risks involved in investing in each of the Subaccounts and of each Subaccount's fees and expenses is contained in the Statement of Additional Information. INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ CAREFULLY BEFORE INVESTING IN A SUBACCOUNT OF THE TARGET ACCOUNT.

  The Subaccounts consist of different issues of equity securities, all of which are listed on a securities exchange. In addition, each of the companies whose equity securities are included in a portfolio are actively-traded, well-established corporations.

  Common Shares from time to time may be sold under certain circumstances described herein. Common Shares, however, will not be sold by a Subaccount to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation or if the Common Shares no longer meet the criteria by which they were selected for a Subaccount. However, Common Shares will be sold on or about each Annual Stock Selection Date in accordance with the Adviser's stock selection strategy.

  Whether or not the Common Shares are listed on a securities exchange, the principal trading market for the Common Shares may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Common Shares may depend on whether dealers will make a market in the Common Shares. There can be no assurance that a market will be made for any of the Common Shares, that any market for the Common Shares will be maintained or that there will be sufficient liquidity of the Common Shares in any markets made. The price at which the Common Shares may be sold to meet transfers, partial withdrawals or surrenders and the value of a Subaccount will be adversely affected if trading markets for the Common Shares are limited or absent.

  Investors should be aware of certain other considerations before making a decision to invest in a Subaccount. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus, the value of the Common Shares will fluctuate over the life of a Subaccount and may be more or less than the price at which they were purchased by such Subaccount. The Common Shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Subaccounts' purchase and sale of the Common Shares and other factors.

  An investment in a Subaccount should be made with an understanding of the risks which an investment in common stocks entails. In general, the value of your investment will decline if the financial condition of the issuers of the common stocks becomes impaired or if the general condition of the relevant stock market worsens. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. In addition, due to the objective nature of the investment selection criteria, Subaccounts may be for certain periods considered concentrated in various industries. PFL cannot predict the direction or scope of any of these factors. Common stocks have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital provided by debt securities.

  An investment in The Dow Target 5 Subaccount may subject you to additional risk due to the relative lack of diversity in its portfolio since the portfolio contains only five stocks. Therefore, The Dow Target 5 Subaccount may be subject to greater market risk than other subaccounts which contain a more diversified portfolio of securities. Each Subaccount is not actively managed and common shares will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation. Finally, each strategy has under performed the DJIA in certain years.

  PFL, the Manager and the Adviser shall not be liable in any way for any default, failure or defect in any Common Share.

  To the best of the Adviser's knowledge, there is no litigation pending as of the date of the Prospectus with respect to any equity security which might reasonably be expected to have a material adverse effect on the Subaccounts. At any time after the date of the Prospectus, litigation may be instituted on a variety of grounds with respect to the Common Shares. PFL is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Subaccounts.

  Legislation. Further, at any time after the date of the Prospectus, legislation may be enacted that could negatively affect the Common Shares in the Subaccounts or the issuers of the Common Shares. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the Subaccounts. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Subaccounts or will not impair the ability of the issuers of the Common Shares to achieve their business goals.

                            PERFORMANCE INFORMATION

SUBACCOUNTS OF THE TARGET ACCOUNT--PERFORMANCE DATA

  At December 31, 1997 and as of the date of this Prospectus, the Target Subaccounts had not commenced operations. However, certain aspects of the investment strategies can be demonstrated using historical data.

  The following table contains three columns that show the performance of:

Column One:     the Ten Highest Dividend Yielding Stocks Strategy for the
                DJIA;

Column Two:     Five Lowest Priced Stocks of the Ten Highest Dividend Yielding
                Stocks Strategies in the DJIA; and

Column Three:   the performance of the DJIA.

  The returns shown in the following table and graphs are not guarantees of future performance and should not be used as predictors of returns to be expected in connection with a Subaccount. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each strategy under performed its respective index in certain years. Accordingly, there can be no assurance that a Subaccount will outperform its respective index over the life of a Subaccount or over consecutive rollover periods, if available.

  An investor in a Subaccount would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect brokerage commissions, Subaccount expenses or taxes; the Subaccounts are established at different times of the year; and the Subaccounts may not be fully invested at all times or equally weighted in all stocks comprising a strategy. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here. (See "CHARGES AND DEDUCTIONS," p. 45.)

  These figures are for calendar years; the Target Account may use different 12-month periods.

                        COMPARISON OF TOTAL RETURN(/2/)

                                                                      INDEX
                             STRATEGY TOTAL RETURNS               TOTAL RETURNS
               -------------------------------------------------- -------------
                                           5 LOWEST PRICED
               10 HIGHEST DIVIDEND        OF THE 10 HIGHEST
YEAR           YIELDING STOCKS(/1/) DIVIDEND YIELDING STOCKS(/1/)     DJIA
----           -------------------- ----------------------------- -------------
1973..........         4.01%                    20.01%              (13.20)%
1974..........       (1.02)%                   (5.40)%              (23.64)%
1975..........        56.10%                    64.77%                44.46%
1976..........        35.18%                    40.96%                22.80%
1977..........       (1.95)%                     5.49%              (12.91)%
1978..........         0.03%                     1.23%                 2.66%
1979..........        13.01%                     9.84%                10.60%
1980..........        27.90%                    41.69%                21.90%
1981..........         7.46%                     3.19%               (3.61)%
1982..........        27.12%                    43.37%                26.85%
1983..........        39.07%                    36.38%                25.82%
1984..........         6.22%                    11.12%                 1.29%
1985..........        29.54%                    38.34%                33.28%
1986..........        35.63%                    30.89%                27.00%
1987..........         5.59%                    10.69%                 5.66%
1988..........        24.57%                    21.47%                16.03%
1989..........        26.97%                    10.55%                32.09%
1990..........       (7.82)%                  (15.74)%               (0.73)%
1991..........        34.20%                    62.03%                24.19%
1992..........         7.69%                    22.90%                 7.39%
1993..........        27.08%                    34.01%                16.87%
1994..........         4.21%                     8.27%                 5.03%
1995..........        36.85%                    30.50%                36.67%
1996..........        28.35%                    26.20%                28.71%
1997..........        21.68%                    19.97%                24.82%

----------------------------
(1) The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA for any given period were selected by ranking the dividend yields for each of the stocks in the index, as of the beginning of the period, and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period.

(2) Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return does not take into consideration any reinvestment of dividend income and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the twenty-five years listed above, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 18.44%, while the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 21.39%. In addition, over this period, the individual strategies achieved a greater average annual total return than that of the DJIA, which was 13.08%. Although each Target Subaccount seeks to achieve a better performance than the index as a whole, there can be no assurance that a Target Subaccount will achieve a better performance.

PAST PERFORMANCE OF THE DJIA

LOGO

  The chart above represents past performance of the DJIA, the Ten Highest Dividend Yielding DJIA Stocks and the Five Lowest Priced Stocks of the Ten Highest Yielding DJIA Stocks (but not The Dow Target 10 Subaccount or The Dow Target 5 Subaccount) from January 1, 1973 through December 31, 1997 and should not be considered indicative of future results. Further, these results are hypothetical. The chart assumes that all dividends during a year are reinvested at the end of that year and does not reflect sales charges, commissions, expenses or taxes. There can be no assurance that either The Dow Target 10 Subaccount or The Dow Target 5 Subaccount will outperform the DJIA.

   Investors should not rely on the preceding financial information as an indication of the past or future performance of the Target Subaccounts.

STANDARDIZED PERFORMANCE DATA

  From time to time, PFL may advertise historical total returns for the Target Subaccounts. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

  The total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. To the extent that any or all of a premium tax is applicable to a particular Policy, the total return of that Policy will be reduced. For additional information regarding total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

NON-STANDARDIZED PERFORMANCE DATA

  PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a Target Subaccount. The non-standardized data may assume that the Policy remains in force and therefore not reflect the Surrender Charge. The non-standard performance data may make other assumptions such as the amount invested in a Subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments and may also make other assumptions.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service office upon request.

                              PORTFOLIO TURNOVER

  It is anticipated that each Target Subaccount's annual rate of portfolio turnover normally will not exceed 100%. Portfolio turnover for each Target Subaccount will vary from year to year, and depending on market conditions, the portfolio turnover rate could be greater in periods of unusual market movement. A higher turnover rate would result in heavier brokerage commissions or other transactional expenses which must be borne, directly or indirectly by each subaccount, and ultimately by you.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                               TABLE OF CONTENTS

                                     PART I

                                                                            PAGE
                                                                            ----
THE POLICY--GENERAL PROVISIONS.............................................   4
  Owner....................................................................   4
  Entire Policy............................................................   4
  Delay of Payment and Transfers...........................................   5
  Misstatement of Age or Sex...............................................   5
  Reallocation of Policy Values After the Annuity Commencement Date........   5
  Assignment...............................................................   5
  Evidence of Survival.....................................................   6
  Non-Participating........................................................   6
  Amendments...............................................................   6
  Addition, Deletion, or Substitution of Investments.......................   6
FEDERAL TAX MATTERS........................................................   7
  Tax Status of the Policy.................................................   7
  Taxation of PFL..........................................................   7
INVESTMENT EXPERIENCE......................................................   8
  Accumulation Units.......................................................   8
  Annuity Unit Value and Annuity Payment Rates.............................   9
HISTORICAL PERFORMANCE DATA................................................  11
  Money Market Yields......................................................  11
  Other Subaccount Yields..................................................  12
  Total Returns............................................................  13
  Other Performance Data...................................................  14
  Adjusted Performance Data--The Mutual Fund Account.......................  14

                                    PART II

THE TARGET ACCOUNT.........................................................  14
  What is the Investment Strategy?.........................................  14
  Determination of Unit Value; Valuation of Securities.....................  15
MANAGEMENT.................................................................  16
  The Board of Managers....................................................  16
  The Investment Advisory Services.........................................  19
  The Manager..............................................................  19
  Transfer Agent and Custodian.............................................  20
BROKERAGE ALLOCATION.......................................................  20
INVESTMENT RESTRICTIONS....................................................  20
  Fundamental Policies.....................................................  21
  Operating Policies.......................................................  21
  Options and Futures Strategies...........................................  21
  Securities Lending.......................................................  23

                                    PART III

STATE REGULATION OF PFL....................................................  24
ADMINISTRATION.............................................................  24
RECORDS AND REPORTS........................................................  24
DISTRIBUTION OF THE POLICIES...............................................  24
OTHER PRODUCTS.............................................................  25
CUSTODY OF ASSETS..........................................................  25
LEGAL MATTERS..............................................................  25
OTHER INFORMATION..........................................................  25
FINANCIAL STATEMENTS.......................................................  26
INDEPENDENT AUDITORS.......................................................  26

                                APPENDIX A

                      EXCESS INTEREST ADJUSTMENT(1)

  The formula which will be used to determine the Excess Interest Adjustment
(EIA) is:

                            S* (G - C)* (M/12)

S=Gross amount being withdrawn that is subject to the EIA

G=Guaranteed Interest Rate in effect for the policy

C= Current Guaranteed Interest Rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M= Number of months remaining in the current option period, rounded up to the next higher whole number of months.

EXAMPLE 1 (SURRENDER, RATES INCREASE BY 3%):

Single Premium:                $50,000

Guarantee Period:              5 Years

Guarantee Rate:                5.50% per annum

Surrender:                     Middle of Contract Year 3

Policy Value at middle of
 Contract Year 3
                               = 50,000* (1.055) R 2.5 = 57,161.18

Penalty Free Amount at
 middle of Contract Year 3
                               = 57,161.18* .10 = 5,716.12

Amount Subject to EIA          = 57,161.18 - 5,716.12 = 51,445.06

EIA Floor                      = 50,000* (1.03) R 2.5 = 53,834.80

Excess Interest Adjustment

 G=.055

 C=.085

 M=30

Excess Interest Adjustment     = S* (G - C)* (M/12)

                               = 51,445.06* (.055 - .085)* (30/12)

                               = -3,858.38, but Excess Interest Adjustment
                                cannot cause the Adjusted Policy Value to fall below the floor, so the adjustment is limited to 53,834.80 - 57,161.18 = -3,326.38

Adjusted Policy Value          = PV + EIA = 57,161.18 + (-3,326.38) =
 ("APV")                        53,834.80

Surrender Charges              = (50,000 - 5,716.12)* .06
                               = 2,657.03

Net Surrender Value at
 middle of Contract Year 3
                               = 53,834.80 - 2,657.03
                               = 51,177.77
----------------------------

(1) * represents multiplication

  R represents exponentiation

EXAMPLE 2 (SURRENDER, RATES DECREASE BY 1%):

Single Premium:                $50,000

Guarantee Period:              5 Years

Guarantee Rate:                5.50% per annum

Surrender:                     Middle of Contract Year 3

Policy Value at middle of
 Contract Year 3
                               = 50,000* (1.055) R 2.5 = 57,161.18

Penalty Free Amount at
 middle of Contract Year 3
                               = 57,161.18* .10 = 5,716.12

Amount Subject to EIA          = 57,161.18 - 5,716.12 = 51,445.06

EIA Floor                      = 50,000* (1.03) R 2.5 = 53,834.80

Excess Interest Adjustment

 G=.055

 C=.045

 M=30

Excess Interest Adjustment     = S* (G - C)* (M/12)
                               = 51,445.06* (.055 - .045)* (30/12)
                               = 1,286.13

Adjusted Policy Value          = 57,161.18 + 1,286.13 = 58,447.31

Surrender Charges              = (50,000 - 5,716.12)* .06
                               = 2,657.03

Net Surrender Value at
 middle of Contract Year 3
                               = 58,447.31 - 2,657.03
                               = 55,790.28

  On a partial withdrawal, PFL will pay the policy holder the full amount of withdrawal requested (as long as the Policy Value is sufficient.) Amounts withdrawn will reduce the Policy Value by an amount equal to:

                                   R - E + SC

R=    the requested partial withdrawal;

E=    the Excess Interest Adjustment; and

SC=   the Surrender Charge on (EPW - E); where

EPW=  the Excess Partial Withdrawal amount.

EXAMPLE 3 (PARTIAL WITHDRAWAL, RATES INCREASE BY 1%):

Single Premium:                $50,000

Guarantee Period:              5 Years

Guarantee Rate:                5.50% per annum

Partial Withdrawal:            $20,000; Middle of Contract Year 3

Policy Value at middle of
 Contract Year 3
                               = 50,000* (1.055) R 2.5 = 57,161.18

Penalty Free Amount at
 middle of Contract Year 3
                               = 57,161.18* .10 = 5,716.12

Excess Interest/Surrender Charge (SC) Adjustment

 S=20,000 - 5,716.12 = 14,283.88

 G=.055

 C=.065

 M=30

 E=14,283.88* (.055 - .065)* (30/12) = -357.10

 EPW=20,000 - 5,716.12 = 14,283.88

 SC=.06* (14,283.88 - (-357.10)) = 878.46

Remaining Policy Value at
 middle of Contract Year 3
                               = 57,161.18 - (R - E + SC)
                               = 57,161.18 - (20,000 - (-357.10) + 878.46)
                               = 35,925.62

EXAMPLE 4 (PARTIAL WITHDRAWAL, RATES DECREASE BY 1%):

Single Premium:                $50,000

Guarantee Period:              5 Years

Guarantee Rate:                5.50% per annum

Partial Withdrawal:            $20,000; Middle of Contract Year 3

Policy Value at middle of
 Contract Year 3
                               = 50,000* (1,055) R 2.5 = 57,161.18

Penalty Free Amount at
 middle of Contract Year 3
                               = 57,161.18* .10 = 5,716.12

Excess Interest/Surrender Charge Adjustment

 S=20,000 - 5,716.12 = 14,283.88

 G=.055

 C=.045

 M=30

 E=14.283.88* (.055 - .045)* (30/12) = 357.10

 EPW=20,000 - 5,716.12 = 14,283.88

 SC=.06* (14,283.88 - 357.10) = 835.61

Remaining Policy Value at
 middle of Contract Year 3
                               = 57,161.18 - (R - E + SC)
                               = 57,161.18 - (20,000 - 357.10 + 835.61)
                               = 36,682.67

                                  APPENDIX B

  The dates shown below are the approximate first issue dates of the various versions of the Policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the Policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

-------------------------------------------------------------
Policy Form/Endorsement          Approximate First Issue Date
-------------------------------------------------------------
AV201 101 65 189 (Policy Form)   January 1991
-------------------------------------------------------------
AE830 292 (endorsement)          May 1992
-------------------------------------------------------------
AE847 394 (endorsement)          June 1994
-------------------------------------------------------------
AE871 295 (endorsement)          May 1995
-------------------------------------------------------------
AV254 101 87 196 (Policy Form)   June 1996
-------------------------------------------------------------
AE909 496 (endorsement)          June 1996
-------------------------------------------------------------
AE890 196 (endorsement)          June 1996
-------------------------------------------------------------
AV320 101 99 197 (Policy Form)   May 1997
-------------------------------------------------------------
AE945 197 (endorsement)          May 1997
-------------------------------------------------------------
AV376 101 106 198 (Policy Form)  Anticipated: May 1998
-------------------------------------------------------------

  Product       AV201 101 65 189 AV201 101 65 189, AV201 101 65 189, AV254 101 87 196, AV320 101 99 197, AV376 101 106 1197,
  Feature                        AE830 292, and    AE847 394, and    496, and          and AE945 197     and AE 945 197
                                 AE847 394         AE871 295         AE890 196
----------------------------------------------------------------------------------------------------------------------------
  Excess        N/A              N/A               N/A               yes               yes               yes
  Interest
  Adjustment
----------------------------------------------------------------------------------------------------------------------------
  Guaranteed    Total Premiums   5% Annually       5% Annually       5% Annually       5% Annually       5% Annually
  Minimum       Paid, less any   Compounding       Compounding       Compounding       Compounding       Compounding (Option
  Death         partial          (Option A).       (Option A) or     (Option A) or     (Option A),       A), Double Enhanced
  Benefit       withdrawals and                    Annual Step-Up    Annual Step-Up    Annual Step-Up    (Option B), or
  Option(s)     any surrender                      (Option B).       (Option B).       (Option B), or    Return of Premium
                charges made                       Option A is only  Option A is only  Return of Premium (Option C). Option
                before death,                      available if      available if      (Option C).       A is only available
                accumulated at                     Owner and         Owner and         Option A is only  if Owner and
                4% to the date                     Annuitant are     Annuitant are     available if      Annuitant are both
                we receive due                     both under age    both under age    Owner and         under age 75.
                proof of death                     75.               75.               Annuitant are     Option B is only
                or the Policy                                                          both under age    available if Owner
                Value on the                                                           75. Option B is   and Annuitant are
                date we receive                                                        only available if both under age 81.
                due proof of                                                           Owner and
                death, which                                                           Annuitant are
                ever is greater.                                                       under age 81.
----------------------------------------------------------------------------------------------------------------------------
  Guaranteed    1 and 3 year     1 and 3 year      1 and 3 year      1, 3, 5, and 7    1, 3, 5, and 7    1, 3, 5, and 7 year
  Period        guaranteed       guaranteed        guaranteed        year guaranteed   year guaranteed   guaranteed periods
  Options       periods          periods           periods           periods           periods           available.
  (available    available.       available.        available.        available.        available.
  in the Fixed
  Account)
----------------------------------------------------------------------------------------------------------------------------
  Minimum       4%               4%                4%                3%                3%                3%
  effective
  annual
  interest
  rate
  applicable
  to the fixed
  account
----------------------------------------------------------------------------------------------------------------------------
  Asset         N/A              N/A               N/A               Yes               Yes               Yes
  Rebalancing
----------------------------------------------------------------------------------------------------------------------------
  Death         Greater of 1)    Greater of (a)    Greatest of (a)   Greatest of (a)   Greatest of (a)   Greatest of (a)
  Proceeds      the Policy Value Policy Value and  Annuity Purchase  Annuity Purchase  Policy Value, (b) Policy Value, (b)
                on the date we   (b) 5% Annually   Value, (b) Cash   Value, (b) Cash   Cash Value, and   Cash Value, and (c)
                receive due      Compounding Death Value, and (c)    Value, and (c)    (c) Guaranteed    Guaranteed Minimum
                proof of death,  Benefit           Guaranteed        Guaranteed        Minimum Death     Death Benefit.
                or 2) the total                    Minimum Death     Minimum Death     Benefit.
                premiums paid                      Benefit           Benefit.
                for this policy,
                less any partial
                withdrawals and
                any surrender
                charges made
                before death,
                accumulated at
                4% interest per
                annum to the
                date we receive
                due proof of
                death
----------------------------------------------------------------------------------------------------------------------------
  Distribution  N/A              N/A               N/A               N/A               Applicable        Applicable
  Financing
  Charge
----------------------------------------------------------------------------------------------------------------------------
  Is Mortality  No               No                No                No                No                Yes (1.10%, plus
  & Expense                                                                                              Administrative
  Risk Fee                                                                                               Charge, regardless
  different                                                                                              of death benefit
  after the                                                                                              chosen prior to the
  Annuity                                                                                                Annuity
  Commencement                                                                                           Commencement Date)
  Date?
----------------------------------------------------------------------------------------------------------------------------
  Dollar Cost   N/A              N/A               N/A               yes               yes               yes
  Averaging
  Fixed
  Account
  Option

  Product      AV201 101 65 189 AV201 101 65 189, AV201 101 65 189, AV254 101 87 196, AV320 101 99 197, AV376 101 106 1197,
  Feature                       AE830 292, and    AE847 394, and    496, and          and AE945 197     and AE 945 197
                                AE847 394         AE871 295         AE890 196
---------------------------------------------------------------------------------------------------------------------------
  Service      $35 assessed on  $35 assessed on   Assessed only on  Assessed only on  Assessed either   Assessed either on
  Charge       each Policy      each Policy       a Policy          a Policy          on a Policy       a Policy
               Anniversary. Not Anniversary. Not  Anniversary;      Anniversary;      Anniversary or on Anniversary or on
               deducted from    deducted from the Waived if Sum of  Waived if Sum of  Surrender; Waived Surrender; Waived
               the Fixed        Fixed Account.    Premium Payments  Premium Payments  if Sum of Premium if Sum of Premium
               Account.                           less partial      less partial      Payments less     Payments less
                                                  withdrawals is at withdrawals is at partial           partial withdrawals
                                                  least $50,000 on  least $50,000 on  withdrawals or    or the Policy Value
                                                  the Policy        the Policy        the Policy Value  is at least $50,000
                                                  Anniversary. Not  Anniversary. Not  is at least       on the Policy
                                                  deducted from the deducted from the $50,000 on the    Anniversary or at
                                                  Fixed Account.    Fixed Account.    Policy            the time of
                                                                                      Anniversary or at Surrender. The
                                                                                      the time of       Service Charge is
                                                                                      Surrender. The    deducted pro-rata
                                                                                      Service Charge is from the Investment
                                                                                      deducted pro-rata Options.
                                                                                      from the
                                                                                      Investment
                                                                                      Options.
---------------------------------------------------------------------------------------------------------------------------
  Nursing Care N/A              yes               yes               yes               yes               yes
  and Terminal
  Condition
  Withdrawal
  Option

                      STATEMENT OF ADDITIONAL INFORMATION

                       THE ENDEAVOR ML VARIABLE ANNUITY

                                Issued through

                    PFL ENDEAVOR VARIABLE ANNUITY ACCOUNTS

                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

  This statement of additional information expands upon subjects discussed in the current prospectus for the Endeavor ML Variable Annuity (the "Policy") offered by PFL Life Insurance company. You may obtain a copy of the Prospectus dated May 1, 1998 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND TARGET ACCOUNT, ENDEAVOR SERIES TRUST, THE GROWTH PORTFOLIO OF THE WRL SERIES FUND, INC., AND THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

Dated: May 1, 1998

                               TABLE OF CONTENTS

                                     PART I

THE POLICY--GENERAL PROVISIONS..............................................   4
  Owner.....................................................................   4
  Entire Policy.............................................................   4
  Delay of Payment and Transfers............................................   5
  Misstatement of Age or Sex................................................   5
  Reallocation of Policy Values After the Annuity Commencement Date.........   5
  Assignment................................................................   5
  Evidence of Survival......................................................   6
  Non-Participating.........................................................   6
  Amendments................................................................   6
  Addition, Deletion, or Substitution of Investments........................   6
FEDERAL TAX MATTERS.........................................................   7
  Tax Status of the Policy..................................................   7
  Taxation of PFL...........................................................   7
INVESTMENT EXPERIENCE.......................................................   8
  Accumulation Units........................................................   8
  Annuity Unit Value and Annuity Payment Rates..............................   9
HISTORICAL PERFORMANCE DATA.................................................  11
  Money Market Yields.......................................................  11
  Other Subaccount Yields...................................................  12
  Total Returns.............................................................  13
  Other Performance Data....................................................  14
  Adjusted Performance Data--The Mutual Fund Account........................  14

                                    PART II

THE TARGET ACCOUNT..........................................................  14
  What is the Investment Strategy?..........................................  14
  Determination of Unit Value; Valuation of Securities......................  15
MANAGEMENT..................................................................  16
  The Board of Managers.....................................................  16
  The Investment Advisory Services..........................................  19
  The Manager...............................................................  19
  Transfer Agent and Custodian..............................................  20
BROKERAGE ALLOCATION........................................................  20
INVESTMENT RESTRICTIONS.....................................................  20
  Fundamental Policies......................................................  21
  Operating Policies........................................................  21
  Options and Futures Strategies............................................  21
  Securities Lending........................................................  23

                                    PART III

STATE REGULATION OF PFL.....................................................  24
ADMINISTRATION..............................................................  24
RECORDS AND REPORTS.........................................................  24
DISTRIBUTION OF THE POLICIES................................................  24
CUSTODY OF ASSETS...........................................................  25
OTHER PRODUCTS..............................................................  25

LEGAL MATTERS...............................................................  25
OTHER INFORMATION...........................................................  25
FINANCIAL STATEMENTS........................................................  26
INDEPENDENT AUDITORS........................................................  26

  In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to you. Part I of this Statement of Additional Information provides additional information regarding the Policy. Part II of this Statement of Additional Information (beginning on p. 14) provides information regarding the operations and investment activities of the Target Account, including its investment policies. Part III provides miscellaneous additional information about PFL and the Accounts.

                                    PART I

                        THE POLICY--GENERAL PROVISIONS

OWNER

  The Policy shall belong to you, as the Owner, upon issuance of the Policy after completion of an application and delivery of the initial Premium Payment. While the Annuitant is living, you may: (1) assign the Policy; (2) surrender the Policy; (3) amend or modify the Policy with PFL's consent; (4) receive annuity payments or name a Payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of your spouse in a community or marital property state.

  Unless PFL been notified of a community or marital property interest in the Policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

  A Successor Owner can be named in the Policy application or information provided in lieu thereof or in a Written Notice. The Successor Owner will become the new Owner upon the your death, if you predecease the Annuitant. If no Successor Owner survives you and you predecease the Annuitant, your estate will become the Owner.

  You may change the ownership of the Policy in a Written Notice. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. A change of ownership may have adverse tax consequences.

  When there is a change of Owner or Successor Owner, the change will take effect as of the date the Owner signs the Written Notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the Owner or naming a new Successor Owner cancels any prior choice of Successor Owner, but does not change the designation of the Beneficiary or the Annuitant.

  If ownership is transferred (except to your spouse) because you die before the Annuitant, the Cash Value generally must be distributed to the Successor Owner within five years of your death, or payments must be made for a period certain or for the Successor Owner's lifetime so long as any period certain does not exceed that Successor Owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

  The Policy and any endorsements thereon and the Policy application (or information provided in lieu thereof) constitute the entire contract between PFL and you. All statements in the application are representations and not warranties. No statement will cause the Policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

DELAY OF PAYMENT AND TRANSFERS

  Payment of any amount due from the Mutual Fund Account or the Target Account in respect of a surrender, partial withdrawal, the Death Benefit or the death of the Owner of a Nonqualified Policy generally will occur within seven business days from the date the Written Notice (and any other required documentation or information) is received, except that PFL may be permitted to defer such payment from the Mutual Fund Account or the Target Account if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (the "SEC")or the SEC requires that trading be restricted; or (3) the SEC permits a delay for your protection. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

  Certain delays and restrictions apply to transfers of amounts out of the Fixed Account. See "The Endeavor Accounts--The Fixed Account," p. 29 of the Prospectus.

MISSTATEMENT OF AGE OR SEX

  If the age or sex of the Annuitant or Owner has been misstated, PFL will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to PFL.

REALLOCATION OF POLICY VALUES AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, you may reallocate the value of a designated number of Annuity Units of a Subaccount of the Mutual Fund Account ("Mutual Fund Subaccount")or of a Subaccount of the Target Account ("Target Subaccount") then credited to a Policy into an equal value of Annuity Units of one or more other Mutual Fund Subaccounts, Target Subaccounts, or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the Account(s) or Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the Account or Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in an Account or Subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to PFL's Administrative and Service Office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of Annuity Units may be made in any given Policy Year.

ASSIGNMENT

  During the lifetime of the Annuitant you may assign any rights or benefits provided by the Policy. An assignment will not be binding on PFL until a copy has been filed at its Administrative and Service Office. Your rights and benefits and those of the Beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

  Unless you so direct by filing Written Notice with PFL, no Beneficiary may assign any payments under the Policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.

EVIDENCE OF SURVIVAL

  PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

NON-PARTICIPATING

  The Policy will not share in PFL's surplus earnings; no dividends will be paid.

AMENDMENTS

  No change in the Policy is valid unless made in writing by PFL and approved by one of PFL's officers. No Registered Representative has authority to change or waive any provision of the Policy.

  PFL reserves the right to amend the Policies to meet the requirements of the Internal Revenue Code (the "Code"), regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

  PFL cannot and does not guarantee that any of the Portfolios or Subaccounts will always be available for Premium Payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the Mutual Fund Account and its investments. PFL reserves the right to eliminate the shares of any Portfolio held by a Mutual Fund Subaccount and to substitute shares of another Portfolio of the Underlying Funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in PFL's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Mutual Fund Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Mutual Fund Subaccount will not be made without prior notice to you and the prior approval of the SEC. PFL retains the right, subject to any applicable law, to make certain changes in the Target Account and its investments. PFL reserves the right to eliminate a Target Subaccount if, in PFL's judgment, investment in any Target Subaccount would be inappropriate in view of the purposes of the Policy. Nothing contained herein shall prevent the Mutual Fund Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

  New Subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by PFL. Each additional Subaccount will purchase shares in a mutual fund portfolio, other investment vehicle, or, in the case of the Target Account, in shares of common stock. PFL may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the Subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another Subaccount, or in the Fixed Account, if appropriate.

  In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Mutual Fund Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts, and the Target Account may be (i) operated in any form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the Mutual Fund Account or the Target Account associated with the Policies to another account or accounts.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

  Distribution Requirements. The Code requires that Nonqualified Policies contain specific provisions for distribution of Policy proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after such Owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the "Designated Beneficiary" as defined in section 72(s) of the Code. However, if upon such Owner's death prior to the Annuity Commencement Date, such Owner's surviving spouse becomes the sole new Owner under the Policy, then the Policy may be continued with the surviving spouse as the new Owner. Under the Policy, the Beneficiary is the Designated Beneficiary of an Owner/Annuitant and the Successor Owner is the Designated Beneficiary of an Owner who is not the Annuitant. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the death of the Owner. The Nonqualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF PFL

  PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The Mutual Fund Account and the Target Account are treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Mutual Fund Account or the Target Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Mutual Fund Account or the Target Account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the Mutual Fund Account or the Target Account, PFL may make a charge to that Account.

                             INVESTMENT EXPERIENCE

  A "Net Investment Factor" is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.

ACCUMULATION UNITS

  Upon allocation to the selected Mutual Fund Subaccount or Target Subaccount, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative and Service Office or, in the case of the initial Premium Payment, when the Policy application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 (except the WRL Growth Subaccount and the Target Subaccounts which were established at $10) at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange and PFL's Administrative and Service Office are open for business.

  For the Mutual Fund Account, an index (the "Net Investment Factor") which measures the investment performance of a Subaccount during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. You bear this investment risk. The Net Investment Performance of a Subaccount and deduction of certain charges affect the Accumulation Unit Value.

  The Net Investment Factor for any Mutual Fund Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by PFL to have resulted during the Valuation Period from the investment operations of the Subaccount;

    (b) is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period.

    (c) is the charge for Mortality and Expense Risk during the Valuation Period, equal on an annual basis to 1.25% (for both the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit) and 1.10% (for the Return of Premium Death Benefit) of the daily net asset value of the Subaccount, plus the .15% Administrative Charge plus the Distribution Financing Charge of .15%. The Distribution Financing Charge is assessed only during the first seven Policy Years and prior to the Annuity Commencement Date.

 ILLUSTRATION OF MUTUAL FUND ACCOUNT ACCUMULATION UNIT VALUE CALCULATIONS

FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR

Net Investment Factor = (A + B - C) - E
                        -----------
                             D

   Where:  A = The Net Asset Value of an Underlying Fund share as of the end of the current Valuation Period.
               Assume..........................................A = $11.57

           B = The per share amount of any dividend or capital gains
               distribution since the end of the immediately preceding Valuation Period.
               Assume...............................................B = 0

           C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
               Assume...............................................C = 0

           D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
               Assume..........................................D = $11.40

           E = The daily deduction for the Mortality and Expense Risk Fee, the
               Administrative Charge, and the Distribution Financing Charge, which totals 1.55% on an annual basis for the first seven years and 1.40% thereafter. On a daily basis, E equals .0000421409 for the first seven years and .0000380909 thereafter.

Then, the Net Investment Factor = (11.57 + 0 - 0) -
                                  ---------------
                                      (11.40)

                                  .0000421409 = Z = 1.0148701398

for the first seven years, and    (11.57 + 0 - 0) - .0000380909 = 1.0148741898
                                  ---------------
                                       11.40

thereafter.

FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

   Where:  A = The Accumulation Unit Value for the immediately preceding
               Valuation Period.
               Assume.............................................. = $ X

           B = The Net Investment Factor for the current Valuation Period.
               Assume................................................ = Y

Then, the Accumulation Unit Value = $ X X Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

  For both the Mutual Fund Account and the Target Account, the amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the assumed interest rate of 5% annually. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the assumed rate. The value of a variable Annuity Unit in each Subaccount was established at $1.00 on the date operations began for that Subaccount. For the Mutual Fund Account, the value of a variable Annuity Unit on any subsequent Business Day is equal to (a) multiplied by (b) multiplied by (c), where:

    (a) is the variable Annuity Unit Value on the immediately preceding Business Day;

    (b) is the Net Investment Factor for the valuation period; and

    (c) is the investment result adjustment factor for the valuation period.

  The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.

  For the Target Account, at the end of each Valuation Period, the Annuity Unit Value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by a Net Investment Factor for the current Valuation Period, and then multiplying that product by an investment result adjustment factor for the purpose of offsetting the effect of an Assumed Investment Return of 5.0% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The Net Investment Factor for the Target Subaccounts is very similar to the Net Investment Factor for the Mutual Fund Account, except that it is based upon the value of the assets in the subaccount instead of the net asset value for a mutual fund share. The Net Investment Factor includes a charge for mortality and expense risks, that is, the Mortality and Expense Risk Fee, and Administrative Charge (see "Charges and Deductions" at page 58 of the Prospectus).

  The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Policy also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A X B X C

  Where: A = Annuity Unit Value for the immediately preceding Valuation Period.
             Assume.............................................. = $ X

         B = Net Investment Factor for the Valuation Period for which the
             Annuity Unit Value is being calculated.
             Assume................................................ = Y

         C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
             Assume................................................ = Z

Then, the Annuity Unit Value is:
            $ X X Y X Z = $ Q

FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment = A X B
                                         ------
                                         $1,000

  Where: A = The Adjusted Policy Value as of the Annuity Commencement Date.
             Assume.............................................. = $ X

         B = The Annuity purchase rate per $1,000 of Adjusted Policy Value based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Policy.
             Assume.............................................. = $ Y

Then, the first Monthly Variable Annuity
    Payment = $ X X $ Y = $ Z
              ---------
                1,000

FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units =  A
                          ---
                           B

  Where: A = The dollar amount of the first monthly Variable Annuity Payment.
             Assume.............................................. = $ X

         B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
             Assume.............................................. = $ Y

Then, the number of Annuity Units $ X = Z
                                  ---
                                  $ Y

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

  PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the Administrative Charges; (ii) the Mortality and Expense Risk Fee, and (iii) the Distribution Financing Charge. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV) X (365/7)

Where:
NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES  = Per unit expenses of the Subaccount for the 7-day period.

UV  = The unit value on the first day of the 7-day period.

  Because of the charges and deductions imposed under a Policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Policy.

  PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES  = Per unit expenses of the Subaccount for the 7-day period.

UV  = The unit value on the first day of the 7-day period.

  The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.054%, and the effective yield was 3.100% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.199%, and the effective yield was 3.250% for the Return of Premium Death Benefit.

OTHER SUBACCOUNT YIELDS

  PFL may from time to time advertise or disclose the current annualized yield of one or more of the Mutual Fund Subaccounts and the Target Subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Subaccount less Subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the Subaccount include
(i) the Administrative Charges; (ii) the Mortality and Expense Risk Fee; and
(iii) the Distribution Financing Charge. The 30-day yield is calculated according to the following formula:

                 Yield = 2 X ((((NI - ES)/(U X UV)) + 1)/6/ - 1)

Where:
NI = Net investment income of the Subaccount for the 30-day period attributable to the Subaccount's unit.

ES = Expenses of the Subaccount for the 30-day period.

U  = The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

  Because of the charges and deductions imposed by the Mutual Fund Account, the yield for a Mutual Fund Subaccount will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Policy.

  The yield on amounts held in the Mutual Fund Subaccounts and the Target Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

  PFL may from time to time also advertise or disclose total returns for one or more of the Mutual Fund Subaccounts or the Target Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

  Total returns will be calculated using Subaccount Unit Values which PFL calculates on each Business Day based on the performance of the Mutual Fund Account's underlying Portfolio, and the Target Subaccount's common shares, and the deductions for the Mortality and Expense Risk Fee, the Distribution Financing Charges, and the Administrative Charges. The total return for each Target Subaccount will also reflect the Manager's Fee and other operating expenses. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/n/ = ERV

Where:
T   = The average annual total return net of Subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P   = A hypothetical initial payment of $1,000.

N   = The number of years in the period.

OTHER PERFORMANCE DATA

  PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

  PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                              CTR = (ERV / P) - 1

Where:
CTR = The cumulative total return net of Subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P   = A hypothetical initial payment of $1,000.

  All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

ADJUSTED PERFORMANCE DATA--THE MUTUAL FUND ACCOUNT

  From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Mutual Fund Subaccount commenced operations. Such performance information for the Mutual Fund Subaccounts will be calculated based on the performance of the various Portfolios and the assumption that the Mutual Fund Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges that are currently in effect.

                                    PART II

                              THE TARGET ACCOUNT

WHAT IS THE INVESTMENT STRATEGY?

  The objective of each of the Target Subaccounts is to provide an above-average total return through a combination of dividend income and capital appreciation. While the objectives of the Target Subaccounts are the same, each Target Subaccount follows a different investment strategy (set forth below) in order to achieve its stated objective.

  Each Target Subaccount will initially invest in equal amounts in the common stock described below for each Target Subaccount (the "Common Shares") determined as of a specified business day (the "Initial Stock Selection Date"). The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the Dow Jones Industrial Average (the "DJIA") that have the highest dividend yield. The Dow Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in The Dow Target 10 Subaccount. These stocks will be held for one year.

  At the Initial Stock Selection Date, a percentage relationship among the number of Common Shares in a Target Subaccount will be established. When additional funds are deposited into the Target Subaccount, additional Common Shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of Common Shares established at the initial purchase. Sales of Common Shares by the Target Subaccount will likewise attempt to replicate the percentage relationship of Common Shares. The percentage relationship among the number of Common Shares in the Target Subaccount should therefore remain stable. However, given the fact that the market price of such Common Shares will vary throughout the year, the value of the Common Shares of each of the companies as compared to the total assets of the Target Subaccount will fluctuate during the year, above and below the proportion established on a Stock Selection Date. On the last Business Day of the 12-month period following the preceding Stock Selection Date ("Annual Stock Selection Date"), a new percentage relationship will be established among the number of Common Shares described above for each Target Subaccount on such date. Common Shares may be sold or new equity securities bought so that the Target Subaccount is equally invested in the common stock of each company meeting the Target Subaccount's investment criteria. Thus the Target Subaccount may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional Common Shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of Common Shares as of the Annual Stock Selection Date since the relationship among the value of the Common Shares on the date of any subsequent transactions may be different than the original relationship among their value.

  The yield for each equity security listed on the DJIA is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the Stock Selection Date.

  The publishers of the DJIA are not affiliated with PFL, Endeavor, or First Trust Advisers L.P. and have not participated in the creation of the Target Subaccounts or the selection of the equity securities included therein. Any changes in the components of any of the respective indices made after a Stock Selection Date will not cause a change in the identity of the Common Shares included in a Target Subaccount, including any additional Common Shares purchased thereafter, until the next Annual Stock Selection Date.

  Investors should note that the above criteria were applied and will in the future be applied to the Common Shares selected for inclusion in the Target Subaccounts as of the respective Stock Selection Date. Additional Common Shares which were originally selected through this process may be purchased throughout the year, as investors may continue to invest in the Target Subaccounts, even though the yields on these Common Shares may have changed subsequent to the previous Stock Selection Date. These Common Shares may no longer be included in the index, or may not meet a Target Subaccount's selection criteria at that time, and therefore, such Common Shares would no longer be chosen for inclusion in the Target Subaccounts if the selection process were to be performed again at that time. The equity securities selected as Common Shares and the percentage relationship among the number of shares will not change for purchase or sales by a Target Subaccount until the next Annual Stock Selection Date.

DETERMINATION OF UNIT VALUE; VALUATION OF SECURITIES

  PFL determines the Unit Value of each Target Subaccount each Business Day. This daily determination of Unit Value is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time unless the Exchange closes earlier, by dividing the total assets of a Target Subaccount less all of its liabilities, by the total number of units outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of Unit Value next following the receipt of any purchase or redemption order deemed to be in good order.

  Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations which mature in 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Managers. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Managers of the Target Subaccounts.

                                  MANAGEMENT

THE BOARD OF MANAGERS

  The members of the Board of Managers of the Target Account, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each member is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

 NAME, AGE AND ADDRESS      HELD WITH REGISTRANT           DURING PAST 5 YEARS
 ---------------------    ------------------------ ------------------------------------
*+Vincent J. McGuinness,  President and Manager    From January, 1997 to December 1997,
 Jr. (32)                                          Executive Vice-President of
                                                   Operations and since December, 1997,
                                                   Chief Financial Officer of Endeavor
                                                   Group; from September, 1996 to June,
                                                   1997, Chief Financial Officer and
                                                   since May, 1996, Director, and since
                                                   June, 1997, Executive Vice
                                                   President--Administration of
                                                   Endeavor Management Co.; since
                                                   August, 1996, Chief Financial
                                                   Officer of VJM Corporation; from
                                                   May, 1996 to January 1997, Executive
                                                   Vice President and Director of
                                                   Sales, Western Division of Endeavor
                                                   Group; since May, 1996, Chief
                                                   Financial Officer of McGuinness &
                                                   Associates; from July, 1993 to
                                                   August, 1995 Rocky Mountain Regional
                                                   Marketing Director for Endeavor
                                                   Group; President and Trustee of
                                                   Endeavor Series Trust.

*Vincent J. McGuinness    Manager                  Chairman, Chief Executive Officer
(63)                                               and Director of McGuinness &
                                                   Associates, Endeavor Group, VJM
                                                   Corporation (oil and gas), until
                                                   July, 1996 McGuinness Group
                                                   (insurance marketing) and until
                                                   January, 1994 Swift Energy Marketing
                                                   Company and since September, 1988
                                                   Endeavor Management Co.; President
                                                   of VJM Corporation, Endeavor
                                                   Management Co. and, since February,
                                                   1996, McGuinness & Associates;
                                                   Trustee, Endeavor Series Trust.

 NAME, AGE AND ADDRESS      HELD WITH REGISTRANT           DURING PAST 5 YEARS
 ---------------------    ------------------------ ------------------------------------
Timothy A. Devine (63)    Manager                  Prior to September, 1993, President
1424 Dolphin Terrace                               and Chief Executive Officer, Devine
Corona del Mar, Califor-                           Properties, Inc. Since September,
nia                                                1993, Vice President, Plaint
92625                                              Control, Inc. (landscape contracting
                                                   and maintenance); Trustee, Endeavor
                                                   Series Trust.

Thomas J. Hawekotte (63)  Manager                  President, Thomas Hawekotte, P.C.
1200 Lake Shore Drive                              (law practice); Trustee, Endeavor
Chicago, Illinois 60610                            Series Trust.

Steven L. Klosterman      Manager                  Since July, 1995, President of
(46)                                               Klosterman Capital Corporation
5973 Avenida Encinas,                              (investment adviser); Investment
#300                                               Counselor, Robert J. Metcalf &
Carlsbad, California                               Associates, Inc. (investment adviser)
92008                                              from August, 1990 to June, 1995;
                                                   Trustee, Endeavor Series Trust.

*Halbert D. Lindquist     Manager                  President, Lindquist Associates,
(52)                                               Inc. (investment adviser) and since
1650 E. Fort Lowell Road                           December, 1987 Tucson Asset
Tucson, Arizona 85719-                             Management Inc. (commodity trading
2324                                               advisor), and since November, 1987,
                                                   Presidio Government Securities,
                                                   Incorporated (broker-dealer);
                                                   Trustee, Endeavor Series Trust since
                                                   January 1998, Chief Investment
                                                   Officer, Blackstone Alternative
                                                   Asset Management.

R. Daniel Olmstead, Jr.   Manager                  Rancher until January, 1997. Since
(66)                                               January, 1997, real estate
2661 Point Del Mar                                 consultant; Trustee, Endeavor Series
Corona Del Mar, Califor-                           Trust.
nia
92625

Keith H. Wood (62)        Manager                  Since 1972, Chairman and Chief
                                                   Executive Officer of Jameson, Eaton
                                                   & Wood (investment adviser) and
                                                   since 1979, President of Ivory &
                                                   Sime International, Inc. (investment
                                                   adviser); Trustee, Endeavor Series
                                                   Trust.

*William. L. Busler (55)  Manager                  President, PFL Life Insurance
4333 Edgewood Road N.E.                            Company; Trustee, Endeavor Series
Cedar Rapids, Iowa                                 Trust.
52499-0001

 NAME, AGE AND ADDRESS     HELD WITH REGISTRANT           DURING PAST 5 YEARS
 ---------------------   ------------------------ ------------------------------------
 Michael J. Roland (39)  Chief Financial          Since June, 1996, Chief Financial
                         Officer (Treasurer)      Officer of Endeavor Group, Endeavor
                                                  Management Co. and Endeavor Series
                                                  Trust; from January, 1995 to April,
                                                  1997, Senior Vice President,
                                                  Treasurer and Chief Financial
                                                  Officer of Pilgrim America Group,
                                                  Pilgrim America Investments, Inc.,
                                                  Pilgrim America Securities and of
                                                  each of the funds in the Pilgrim
                                                  America Group of Funds; from July,
                                                  1994 to December, 1994, partner at
                                                  the consulting firm of Corporate
                                                  Savings Group; From March, 1992 to
                                                  June, 1994, Vice President of PIMCO
                                                  Advisors, LP and of the PIMCO
                                                  Institutional Funds.

 Pamela A. Shelton (48)  Secretary                Since October, 1993, Executive
                                                  Secretary to Chairman of the Board
                                                  and Chief Executive Officer of, and
                                                  since April, 1996, Secretary of
                                                  McGuinness & Associates, Endeavor
                                                  Group, VJM Corporation, McGuinness
                                                  Group (until July, 1996) and
                                                  Endeavor Management Co.; from July,
                                                  1992 to October, 1993,
                                                  Administrative Secretary, Mayor and
                                                  City Council, City of Laguna Niguel,
                                                  California; Secretary, Endeavor
                                                  Series Trust.

--------

*  An "interested person" of the Target Account as defined in the 1940 Act.

+  Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

  The Rules and Regulations of the Target Account provide that the Target Account will indemnify its Board of Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Target Account, except if it is determined in the manner specified in the Rules and Regulations that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Target Account or that such indemnification would relieve any officer or member of the Board of Managers of any liability to the Target Account or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Target Account, at its expense, provides liability insurance for the benefit of its Board of Managers and officers.

  Compensation. For the first full year of the Target Account, the following compensation is estimated to be paid to members of the Board of Managers:

                                            AGGREGATE      TOTAL COMPENSATION
                                           COMPENSATION  FROM ACCOUNT AND FUND
NAME OF PERSON                             FROM ACCOUNT COMPLEX PAID TO TRUSTEES
--------------                             ------------ ------------------------
Vicent J. McGuinness......................        $0                 $0
Timothy A. Devine.........................    $1,500            $14,000
Thomas J. Hawekotte.......................    $1,500            $14,000
Steven L. Klosterman......................    $1,500            $14,000
Halbert D. Lindquist......................    $1,500            $14,000
R. Daniel Olmstead........................    $1,500            $14,000
Keith H. Wood.............................    $1,500            $14,000
Vincent J. McGuinness, Jr.................        $0                 $0
William L. Busler.........................        $0                 $0

THE INVESTMENT ADVISORY SERVICES

  First Trust Advisers L.P. (the "Adviser") is the Target Account's investment adviser. The Adviser manages the assets of each Target Subaccount, consistent with the investment objective and policies described herein and in the Prospectus, pursuant to an investment advisory agreement (the "Advisory Agreement") with Endeavor Investment Advisers, the Target Account's Manager.

  Under the Advisory Agreement, the Adviser provides each Target Subaccount with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of each Target Subaccount in accordance with each Target Subaccount's investment objective, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of each Target Subaccount.

  As compensation for its services, the Adviser receives a fee of 0.35% of the average daily net assets of each Target Subaccount, which is paid by the Manager. Each Target Subaccount's Advisory Agreement also provides that the Adviser, its directors, officers, employees, and certain other persons performing specific functions for the Target Subaccounts will only be liable to the Target Subaccount for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

THE MANAGER

  The Target Account is managed by Endeavor Investment Advisers ("the Manager") which, subject to the supervision and direction of the Target Account's Board of Managers, has overall responsibility for the general management and administration of the Target Account. The Manager is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co., by whose employees all management services performed under the management agreement are rendered to the Target Account, holds a 50.01% interest in the Manager and AUSA Financial Markets, Inc., an affiliate of PFL, holds the remaining 49.99% interest therein. Vincent J. McGuinness, a member of the Board of Managers of the Target Account, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman, Chief Executive Officer and President of Endeavor Management Co.

  The Manager is responsible for providing investment management to the Target Account and in the exercise of such responsibility selects an investment adviser for each of the Target

Subaccounts (the "Adviser") and monitors the Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Target Account with various federal and state statutes, and carries out the directives of the Board of Managers. The Manager is responsible for providing the Target Account with office space, office equipment, and personnel necessary to operate and administer the Target Account's business, and also supervises the provision of services by third parties such as the Target Account's custodian, transfer agent, and administrator. Pursuant to an administration agreement, First Data Investor Services Group, Inc. ("FDISG") assists the Manager in the performance of its administrative responsibilities to the Target Account. For its administrative responsibilities, the Target Account pays FDISG a flat fee of $10,000 per annum per Subaccount and all out-of-pocket fees and expenses.

  As compensation for its services, the Manager receives a fee equal to 0.75% of the average daily net assets of each Target Subaccount.

TRANSFER AGENT AND CUSTODIAN

  All cash and securities of each Target Subaccount are held by Boston Safe Deposit and Trust Company as custodian. FDISG, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the Target Account.

                             BROKERAGE ALLOCATION

  The Adviser invests all assets of the Target Subaccounts in common stock and incurs brokerage costs in connection therewith.

  Allocations of transactions by the Target Subaccounts, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the Target Subaccount rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Purchases and sales of securities may be principal transactions; that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. Any transactions for which the Target Subaccounts pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price. Brokerage may be allocated based on the sale of Policies by dealers or activities in support of sales of the Policies. The Target Account has adopted a Brokerage Enhancement Plan, whereby all or a portion of certain brokerage commission paid by the Target Subaccounts may be allocated or credited to the Distributor or other entities marketing the Policies, to help to finance sales activities.

                            INVESTMENT RESTRICTIONS

  Fundamental policies of the Target Subaccounts may not be changed without the approval of the lesser of (1) 67% of the persons holding voting interests (generally Policy Owners) present at a meeting if the holders of more than 50% are present in person or by proxy or (2) more than 50% of the persons holding voting interests. Other restrictions, in the form of operating policies, are subject to change by the Board of Managers without the approval of persons holding a voting interest. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Target Subaccount.

FUNDAMENTAL POLICIES

  As a matter of fundamental policy, each Target Subaccount may not:

    (1) Borrowing. Borrow money, except each Target Subaccount may borrow as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each Target Subaccount will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

    (2) Loans. Make loans, although the Target Subaccounts may purchase money market securities and enter into repurchase agreements; and they may lend their Common Shares.

    (3) Margin. Purchase securities on margin;

    (4) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Target Subaccounts as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each Target Subaccount's total assets, valued at market;

    (5) Real Estate. Purchase or sell real estate;

    (6) Senior Securities. Issue senior securities (except permitted borrowings);

    (7) Short Sales. Effect short sales of securities; or

    (8) Underwriting. Underwrite securities issued by other persons, except to the extent the Target Subaccounts may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

  In addition, as a matter of fundamental policy, each Target Subaccount may engage in futures and options transactions and hold warrants.

OPERATING POLICIES

  As a matter of operating policy, each Target Subaccount may not:

    (1) Control of Companies. Invest in companies for the purpose of exercising management or control;

    (2) Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each Target Subaccount's net assets would be invested in illiquid securities or other securities that are not readily marketable.

  (3) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development program.

OPTIONS AND FUTURES STRATEGIES.

  A Subaccount may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the Adviser plans to purchase through the writing and purchase of options and the purchase or sale of future contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a Subaccount's current return.

  The ability of a Subaccount to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Subaccount will be able to utilize these instruments effectively for the purposes stated below.

  Writing Covered Options on Securities. A Subaccount may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain the Subaccount's investment objective. Call options written by a Subaccount give the holder the right to buy the underlying security from the Subaccount at a started exercise price; put options give the holder the right to sell the underlying security to the Subaccount at a stated price.

  A Subaccount may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Subaccount owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Subaccount owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Subaccount owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Subaccount will maintain in a segregated account at the Subaccount's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Subaccount's obligation under the option. A Subaccount may also write combinations of covered puts and covered calls on the same underlying security.

  A Subaccount will receive a premium from writing an option, which increases the Subaccount's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Subaccount will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Subaccount will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

  A Subaccount may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Subaccount will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Subaccount.

  Purchasing Put and Call Options on Securities. A Subaccount may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Subaccount, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Subaccount might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

  A Subaccount may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Subaccount, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this matter, any profit which the Subaccount might have realized had it brought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

  No Subaccount intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Subaccount at the time of such transaction would exceed 5% of its total assets.

  Limitations. A Subaccount will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Subaccount unless the transaction meets certain "bona fide hedging" criteria.

  Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Subaccount's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. Although a Subaccount will not enter into an option or futures position unless the Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Subaccount will be able to effect closing transactions at any particular time or at an acceptable price. The Adviser generally expects that options and futures transactions for the Subaccounts will be conducted on recognized exchanges. In certain instances, however, a Subaccount may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Subaccount's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Subaccount.

  The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Subaccounts' Adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Subaccount diverges from the composition of the relevant option or futures contract.

SECURITIES LENDING

  Each Target Subaccount may also lend Common Shares to broker-dealers and financial institutions to realize additional income. As an operating policy, the Target Subaccounts will not lend Common Shares or other assets, if as a result, more than 33% of each Subaccount's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each Target Subaccount must receive any dividends or interest paid by the issuer on such securities; (c) each Target Subaccount must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each Target Subaccount must receive either interest from the investment of collateral or a fixed fee from the borrower.

  Securities loaned by a Target Subaccount remain subject to fluctuations in market value. A Target Subaccount may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a Target Subaccount may experience delays in, or be prevented from, recovering the collateral. During the period that the Target Subaccount seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The Target Subaccount do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A Target Subaccounts may also incur expenses in enforcing its rights. If a Target Subaccount has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

                                   PART III

                            STATE REGULATION OF PFL

  PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

  PFL performs administrative services for the Policies. These services include issuance of the Policies, maintenance of records concerning the Policies, and certain valuation services.

                              RECORDS AND REPORTS

  All records and accounts relating to the Mutual Fund Account and the Target Account will be maintained by PFL. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, PFL will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and PFL does not anticipate discontinuing the offering of the Policies. However, PFL reserves the right to discontinue the offering of the Policies.

  AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the Policies and may enter into agreements with broker-dealers for the distribution of the Policies. Prior to

April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1997, 1996, and 1995, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $29,678,498, $19,668,001, and $13,569,474, respectively.

  The Target Account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the Distribution Financing Charge (the "Distribution Plan"). The Distribution Plan has been approved by a majority of the disinterested members of the Board of Managers of the Target Account. The Distribution Plan is designed to partially compensate PFL for the cost of distributing the Policies. Charges under the Distribution Plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the Policies, and will be based on a percentage of the daily net assets of the Target Account. The Distribution Plan may be terminated at any time by a vote of a majority of the disinterested members of the Target Account's Board of Managers, or by a vote of the majority of its outstanding shares. (See "CHARGES AND DEDUCTIONS-- Distribution Financing Charge," p. 60.)

                               CUSTODY OF ASSETS

  The assets of each of the Mutual Fund Subaccounts and the Target Subaccounts are held by PFL. The assets of each of the Subaccounts are segregated and held separate and apart from the assets of the other Subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the Underlying Funds held by each of the Mutual Fund Subaccounts, and of all purchases and sales of common stock held by each of the Target Subaccounts. Additional protection for the assets of the Mutual Fund Account and the Target Account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                OTHER PRODUCTS

  PFL makes other variable annuity policies available that may also be funded through the Mutual Fund Account and/or the Target Account. These variable annuity policies may have different features, such as different investment options or charges.

                                 LEGAL MATTERS

  Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Policies has been provided to PFL by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of your interest in the Mutual Fund Account or the Target Account will be affected solely by the investment results of the selected Subaccount(s). Financial Statements of The PFL Endeavor Variable Annuity Account (which comprises a portion of the PFL Endeavor VA Separate Account) are contained herein. The financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Mutual Fund Account or the Target Account.

  There are no financial statements for the Target Account because as of the date hereof it had not commenced operations and had no assets or liabilities.

                             INDEPENDENT AUDITORS

  The Financial Statements of PFL as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the Financial Statements of certain subaccounts of PFL Endeavor VA Separate Account (which comprises The Endeavor ML Variable Annuity) at December 31, 1997 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309. Ernst & Young LLP will also be the independent auditors for the Target Account.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                          PFL LIFE INSURANCE COMPANY

                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                          PFL Life Insurance Company

                     Financial Statements - Statutory Basis


                 Years ended December 31, 1997, 1996 and 1995



                                   CONTENTS

Report of Independent Auditors.................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  9

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors



The Board of Directors
PFL Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ Ernst & Young LLP

February 27, 1998

                          PFL Life Insurance Company

                        Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                   DECEMBER 31
                                                               1997            1996
                                                        --------------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                              $   23,939      $   50,737
 Bonds                                                         4,913,144       4,773,433
 Stocks:
  Preferred                                                        2,750           3,097
  Common (cost:  1997 - $33,058; 1996 - $23,212)                  42,345          32,038
  Affiliated entities (cost:  1997 - $10,798; 1996 -
   $14,893)                                                        8,031           6,934

 Mortgage loans on real estate                                   935,207         911,705
 Real estate, at cost less accumulated depreciation
  ($8,655 in 1997; $11,338 in 1996):
  Home office properties                                           8,283          10,372
  Properties acquired in satisfaction of debt                     11,814          12,260
  Investment properties                                           36,416          35,922
 Policy loans                                                     57,136          54,214
 Other invested assets                                            29,864          16,343
                                                        --------------------------------
Total cash and invested assets                                 6,068,929       5,907,055

Premiums deferred and uncollected                                 16,101          16,345
Accrued investment income                                         69,662          70,401
Short-term notes receivable from affiliate                            --          53,900
Federal income taxes recoverable                                      --           4,018
Transfers from separate accounts                                  60,193          38,528
Other assets                                                      37,624          31,215
Separate account assets                                        2,517,365       1,844,515
                                                        --------------------------------
Total admitted assets                                         $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1997            1996
                                                           -----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $  884,018      $  736,100
  Annuity                                                      4,204,125       4,408,419
  Accident and health                                            169,328         139,269
 Policy and contract claim reserves:
  Life                                                             8,635           7,369
  Accident and health                                             57,713          66,988
 Other policyholders' funds                                      143,831         126,672
 Remittances and items not allocated                             153,745          64,064
 Asset valuation reserve                                          69,825          54,851
 Interest maintenance reserve                                     30,287          23,745
 Federal income taxes payable                                      1,889              --
 Short-term notes payable to affiliates                           16,400              --
 Other liabilities                                                75,070          70,663
 Payable to affiliates                                            13,240           4,975
 Separate account liabilities                                  2,512,406       1,844,515
                                                        --------------------------------
Total liabilities                                              8,340,512       7,547,630

Commitments and contingencies

Capital and surplus:
 Common stock, $10 par value, 500 shares authorized,
  266 issued and outstanding                                       2,660           2,660

 Paid-in surplus                                                 154,282         154,129
 Unassigned surplus                                              272,420         261,558
                                                        --------------------------------
Total capital and surplus                                        429,362         418,347
                                                        --------------------------------
Total liabilities and capital and surplus                     $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                          PFL Life Insurance Company

                   Statements of Operations - Statutory Basis
                            (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                           --------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  202,435           $  204,872           $  114,704
  Annuity                                                         657,695              725,966              921,452
  Accident and health                                             207,982              227,862              232,738
 Net investment income                                            446,424              428,337              392,685
 Amortization of interest maintenance reserve                       3,645                2,434                4,341
 Commissions and expense allowances on reinsurance
  ceded                                                            49,859               73,931               77,071
                                                           --------------------------------------------------------
                                                                1,568,040            1,663,402            1,742,991
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                           146,583              147,024              146,346
  Surrender benefits                                              658,071              512,810              498,626
  Other benefits                                                  126,495              101,288               88,607
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           149,575              140,126               50,071
   Annuity                                                       (203,139)             188,002              528,330
   Accident and health                                             30,059               26,790               17,694
   Other                                                           16,998               19,969               16,017
                                                           --------------------------------------------------------
                                                                  924,642            1,136,009            1,345,691
 Insurance expenses:
  Commissions                                                     157,300              177,466              200,706
  General insurance expenses                                       57,571               57,282               57,623
  Taxes, licenses and fees                                          8,715               13,889               15,700
  Net transfers to separate accounts                              297,480              171,785               42,981
  Other expenses                                                      119                  526                  760
                                                           --------------------------------------------------------
                                                                  521,185              420,948              317,770
                                                           --------------------------------------------------------
                                                                1,445,827            1,556,957            1,663,461
                                                           --------------------------------------------------------

Gain from operations before federal income taxes and
 net realized capital gains (losses) on investments               122,213              106,445               79,530

Federal income tax expense                                         43,381               41,177               33,335
                                                           --------------------------------------------------------

Gain from operations before net realized capital
 gains (losses) on investments                                     78,832               65,268               46,195


Net realized capital gains (losses) on investments
 (net of related federal income taxes and amounts
 transferred to interest maintenance reserve)                       7,159               (3,503)             (18,096)

                                                           --------------------------------------------------------
Net income                                                     $   85,991           $   61,765           $   28,099
                                                           ========================================================

See accompanying notes.

                          PFL Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                                                       TOTAL CAPITAL
                                                   COMMON STOCK        PAID-IN         UNASSIGNED       AND SURPLUS
                                                                       SURPLUS          SURPLUS

                                                 ---------------------------------------------------------------------
Balance at January 1, 1995                                 $2,660         $114,129         $211,552          $328,341
 Capital contribution                                           -           40,000                -            40,000
 Net income for 1995                                            -                -           28,099            28,099
 Net unrealized capital losses                                  -                -           (7,574)           (7,574)
 Decrease in non-admitted assets                                -                -               50                50
 Increase in asset valuation reserve                            -                -           (5,946)           (5,946)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -               35                35
 Cancellation of reinsurance agreement                          -                -              585               585
 Amendment of reinsurance agreement                             -                -              419               419
 Transfer of subsidiary investment to
  stockholder                                                   -                -           (3,250)           (3,250)
 Change in reserve valuation methodology                        -                -             (501)             (501)
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (2,730)           (2,730)
                                                 ---------------------------------------------------------------------
Balance at December 31, 1995                                2,660          154,129          220,739           377,528
 Net income for 1996                                            -                -           61,765            61,765
 Net unrealized capital gains                                   -                -            2,351             2,351
 Increase in non-admitted assets                                -                -             (148)             (148)
 Increase in asset valuation reserve                            -                -          (10,930)          (10,930)
 Dividend to stockholder                                        -                -          (20,000)          (20,000)
 Prior period adjustment                                        -                -            5,025             5,025
 Surplus effect of sale of a division                           -                -             (384)             (384)
 Surplus effect of ceding commission
  associated with the sale of a division                        -                -               29                29
  Amendment of reinsurance agreement                            -                -              421               421
 Decrease in liability for reinsurance in
  unauthorized companies                                        -                -            2,690             2,690
                                                 ---------------------------------------------------------------------
Balance at December 31, 1996                                2,660          154,129          261,558           418,347
 Capital contribution                                           -              153                -               153
 Net income for 1997                                            -                -           85,991            85,991
 Net unrealized capital gains                                   -                -            3,592             3,592
 Increase in non-admitted assets                                -                -             (481)             (481)
 Increase in asset valuation reserve                            -                -          (14,974)          (14,974)
 Dividend to stockholder                                        -                -          (62,000)          (62,000)
 Surplus effect of sale of a division                           -                -             (161)             (161)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -                5                 5
 Surplus effect of amendment of reinsurance                     -                -              389               389
  agreement
 Surplus effect of reinsurance agreement                        -                -              402               402
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (1,901)           (1,901)
                                                ---------------------------------------------------------------------
Balance at December 31, 1997                               $2,660         $154,282         $272,420          $429,362
                                                =====================================================================

See accompanying notes.

                          PFL Life Insurance Company

                  Statements of Cash Flows - Statutory Basis
                            (Dollars in thousands)


                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                     --------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,119,936          $ 1,240,748          $ 1,353,407
Net investment income                                             452,091              431,456              398,051
Life and accident and health claims                              (154,383)            (147,556)            (140,798)
Surrender benefits and other fund withdrawals                    (658,071)            (512,810)            (498,626)
Other benefits to policyholders                                  (126,462)            (101,254)             (88,519)
Commissions, other expenses and other taxes                      (225,042)            (248,321)            (278,241)
Net transfers to separate accounts                               (319,146)            (210,312)             (42,981)
Federal income taxes, excluding tax on capital gains              (47,909)             (35,551)             (32,905)
Cash paid in conjunction with an amendment of a
 reinsurance agreement                                             (4,826)              (5,812)
Repayment of intercompany notes and receivables, net                    -                    -              (48,070)
Cash received in connection with a reinsurance
 agreement                                                          1,477                    -                    -

Other, net                                                         89,693              (41,677)              62,345
                                                     --------------------------------------------------------------
Net cash provided by operating activities                         127,358              368,911              683,663

INVESTING ACTIVITIES
Proceeds from investment sold, matured or repaid:
 Bonds and preferred stocks                                     3,284,095            2,112,831            1,757,229
 Common stocks                                                     34,004               27,214               20,338
 Mortgage loans on real estate                                    138,162               74,351               36,550
 Real estate                                                        6,897               18,077               23,203
 Cash received from ceding commissions associated
  with the sale of a division                                           8                   45                   55
 Other                                                             57,683               22,568                8,258
                                                     --------------------------------------------------------------
                                                                3,520,849            2,255,086            1,845,633

Cost of investments acquired:
 Bonds and preferred stocks                                    (3,411,442)          (2,270,105)          (2,294,195)
 Common stocks                                                    (37,339)             (29,799)             (23,284)
 Mortgage loans on real estate                                   (159,577)            (324,381)            (192,292)
 Real estate                                                       (2,013)                (222)             (10,188)
 Policy loans                                                      (2,922)              (1,539)                (877)
 Cash paid in association with the sale of a division                   -                 (539)                   -
 Cash paid in conjunction with sales of a division                   (591)                (123)                   -
 Other                                                            (15,674)              (6,404)              (2,670)
                                                     --------------------------------------------------------------
                                                               (3,629,558)          (2,633,112)          (2,523,506)
                                                     --------------------------------------------------------------
Net cash used in investing activities                            (108,709)            (378,026)            (677,873)

                          PFL Life Insurance Company

                            (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                              1997                1996               1995
                                                     -----------------------------------------------------------

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable           $     16,400       $           -        $     40,000
Capital contribution                                                 153                   -                   -
Dividends to stockholder                                         (62,000)            (20,000)                  -
                                                     -----------------------------------------------------------
Net cash provided by (used in) financing activities              (45,447)            (20,000)             40,000
                                                     -----------------------------------------------------------
Increase (decrease) in cash and short-term
 investments                                                     (26,798)            (29,115)             45,790

Cash and short-term investments at beginning of year              50,737              79,852              34,062
                                                     -----------------------------------------------------------
Cash and short-term investments at end of year              $     23,939       $      50,737        $     79,852
                                                     ===========================================================


See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

In connection with the sale of certain affiliated companies, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . Effective December 31, 1995, the Company canceled a coinsurance agreement with its parent, First AUSA. As a result of the cancellation, the Company transferred $825 of assets and $1,712 of liabilities. The difference between the assets and liabilities, net of a tax effect of $302 was credited directly to unassigned surplus.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to increase the reinsurance ceded by 2-1/2% each year (primarily group health business). As a result, the Company transferred $4,303 in assets and liabilities of $4,467 during 1995. The difference between the assets and liabilities of $164, plus a tax credit of $255, was credited directly to unassigned surplus. During 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, were charged directly to unassigned surplus. In addition, the Company will receive from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1995, the Company received $55 for ceding commissions; the commissions net of the related tax effect of $20 was credited directly to unassigned surplus. During 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) was charged directly to unassigned surplus. In 1997, the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 was credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

NATURE OF BUSINESS

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid;

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of affiliated and unaffiliated companies, which includes shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $177, $1,541 and $2,272, respectively, with respect to such practices.

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest-rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreements is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other assets.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $281,095, $227,864 and $133,386 in 1997, 1996 and 1995, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

                          PFL Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                        DECEMBER 31
                                           1997                             1996
                               ------------------------------   ------------------------------
                                   CARRYING                         Carrying
                                     VALUE       FAIR VALUE           Value       FAIR VALUE
                               ------------------------------   ------------------------------
 ADMITTED ASSETS
 Bonds                              $4,913,144     $5,046,527        $4,773,433     $4,867,770
 Preferred stocks                        2,750          8,029             3,097          7,133
 Common stocks                          42,345         42,345            32,038         32,038
 Affiliated common stock                 8,031          8,031             6,934          6,934
 Mortgage loans on real estate         935,207        983,720           911,705        922,010
 Policy loans                           57,136         57,136            54,214         54,214
 Cash and short-term
  investments                           23,939         23,939            50,737         50,737

 Interest rate cap                       5,618          1,513             6,797          6,975
 Interest rate swaps                         -          2,546                 -              -
 Separate account assets             2,517,365      2,517,365         1,844,515      1,844,515

 LIABILITIES
 Investment contract liabilities     4,345,181      4,283,461         4,532,568      4,398,630
 Separate account liabilities        2,452,205      2,452,205         1,803,057      1,803,057

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                      GROSS           GROSS       ESTIMATED
                                                    CARRYING        UNREALIZED     UNREALIZED        FAIR
                                                      VALUE           GAINS          LOSSES          VALUE
                                              -----------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
  United States Government and agencies            $  188,241        $  2,562        $    (21)      $  190,782
  State, municipal and other government                61,532           2,584          (1,774)          62,342
  Public utilities                                    121,582           5,384          (2,952)         124,014
  Industrial and miscellaneous                      1,955,587          85,233          (7,752)       2,033,068
  Mortgage-backed securities                        2,586,202          55,382          (5,263)       2,636,321
                                             -----------------------------------------------------------------
                                                    4,913,144         151,145         (17,762)       5,046,527
 Preferred stocks                                       2,750           5,279               -            8,029
                                             -----------------------------------------------------------------
                                                   $4,915,894        $156,424        $(17,762)      $5,054,556
                                             =================================================================
DECEMBER 31, 1996
 Bonds:
  United States Government and agencies            $  136,450        $  3,301        $    180       $  139,571
  State, municipal and other government                59,644           1,906             177           61,373
  Public utilities                                    147,918           5,616           1,020          152,514
  Industrial and miscellaneous                      1,958,681          64,710           8,105        2,015,286
  Mortgage-backed securities                        2,470,740          43,896          15,610        2,499,026
                                             -----------------------------------------------------------------
                                                    4,773,433         119,429          25,092        4,867,770
 Preferred stocks                                       3,097           4,036               -            7,133
                                             -----------------------------------------------------------------
                                                   $4,776,530        $123,465        $ 25,092       $4,874,903
                                             =================================================================

The carrying value and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               CARRYING      ESTIMATED
                                                                 VALUE       FAIR VALUE
                                                             ----------------------------
 Due in one year or less                                       $  132,834      $  133,608
 Due after one year through five years                          1,036,862       1,066,474
 Due after five years through ten years                           886,542         915,229
 Due after ten years                                              270,704         294,895
                                                             ----------------------------
                                                                2,326,942       2,410,206
 Mortgage and other asset-backed securities                     2,586,202       2,636,321
                                                             ----------------------------
                                                               $4,913,144      $5,046,527
                                                             ============================

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                             YEAR ENDED DECEMBER 31
                                        1997          1996          1995
                                      --------------------------------------
 Interest on bonds and notes            $373,496      $364,356      $342,182
 Dividends on equity investments           1,460         1,436         1,822
 Interest on mortgage loans               80,266        69,418        52,702
 Rental income on real estate              7,501         9,526        10,443
 Interest on policy loans                  3,400         3,273         3,112
 Other investment income                     613         1,799         1,803
                                      --------------------------------------

 Gross investment income                 466,736       449,808       412,064

 Investment expenses                      20,312        21,471        19,379
                                      --------------------------------------
 Net investment income                  $446,424      $428,337      $392,685
                                      ======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               YEAR ENDED DECEMBER 31
                                       1997             1996             1995
                                   ----------------------------------------------
 Proceeds                             $3,284,095       $2,112,831      $1,757,229
                                   ==============================================


 Gross realized gains                 $   30,094       $   19,876      $   19,721
 Gross realized losses                   (17,265)         (19,634)        (34,399)
                                   ----------------------------------------------
 Net realized gains (losses)          $   12,829       $      242      $  (14,678)
                                   ==============================================

At December 31, 1997, investments with an aggregate carrying value of $5,944,376 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                            REALIZED
                                             ---------------------------------------
                                                     YEAR ENDED DECEMBER 31
                                                1997           1996          1995
                                             ---------------------------------------

 Debt securities                                $ 12,829       $   242      $(14,678)
 Short-term investments                              (19)         (197)           24
 Equity securities                                 6,972         1,798           504
 Mortgage loans on real estate                     2,252        (5,530)       (1,053)
 Real estate                                       4,252         1,210        (1,908)
 Other invested assets                             1,632            12          (970)
                                             ---------------------------------------
                                                  27,918        (2,465)      (18,081)

 Tax effect                                      (10,572)       (1,235)        7,878
 Transfer to interest maintenance reserve        (10,187)          197        (7,891)
                                             ---------------------------------------
 Net realized gains (losses)                    $  7,159       $(3,503)     $(18,096)
                                             =======================================

                                                      CHANGE IN UNREALIZED
                                             ---------------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                1997          1996            1995
                                             ----------------------------------------
 Debt securities                                 $40,289     $(115,867)     $355,560
 Equity securities                                 5,653         2,929       (16,379)
                                             ----------------------------------------
 Change in unrealized appreciation
  (depreciation)                                 $45,942     $(112,938)     $339,181
                                             =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                           DECEMBER 31
                                                 1997          1996         1995
                                             ---------------------------------------
 Unrealized gains                                $10,356       $ 9,590      $ 6,833
 Unrealized losses                                (3,836)       (8,723)      (8,895)
                                             ---------------------------------------
 Net unrealized gains (losses)                   $ 6,520       $   867      $(2,062)
                                             =======================================

                                      19

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1997, the Company issued mortgage loans with interest rates ranging from 7.32% to 8.62%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $237 were non-income producing for the previous twelve months. Accrued interest of $79 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1996 and 1995, mortgage loans of $13,163 and $1,644, respectively, were foreclosed and transferred to real estate. No mortgage loans were foreclosed during 1997. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $11,985 and $5,432, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      GEOGRAPHIC DISTRIBUTION                   PROPERTY TYPE DISTRIBUTION
--------------------------------------    --------------------------------------
                         DECEMBER 31                             DECEMBER 31
                        1997     1996                           1997     1996
                       ---------------                         ---------------
  South Atlantic         29%    26%        Retail                35%     37%
  Pacific                15     13         Office                31      34
  E. North Central       12     15         Apartment             14      14
  Mountain               10     10         Other                 14      12
  W. South Central        9     12         Industrial             6       3
  E. South Central        8      9
  Middle Atlantic         7      6
  W. North Central        6      6
  New England             4      3

At December 31, 1997, the Company had the following investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

        DESCRIPTION OF SECURITY OR ISSUER                   CARRYING VALUE
--------------------------------------------------      ----------------------
Bonds:
 Structured Asset Securities Corporation                        $66,650
 Countrywide Mortgage Backed Securities, Inc.                    94,918

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                              NOTIONAL AMOUNT
                                                             1997         1996
                                                          -----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed  pay floating                             $100,000      $      -
   Receive floating (uncapped) - pay floating (capped)       67,229             -
 Interest rate cap agreements                               500,000       500,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)



4. REINSURANCE (CONTINUED)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  1997           1996            1995
                                          --------------------------------------------------
 Direct premiums                              $1,312,446      $1,457,450      $1,591,531
 Reinsurance assumed                               2,038           1,796           2,356
 Reinsurance ceded                              (246,372)       (300,546)       (324,993)
                                          --------------------------------------------------
 Net premiums earned                          $1,068,112      $1,158,700      $1,268,894
                                          ==================================================

The Company received reinsurance recoveries in the amount of $183,638, $168,155 and $167,287 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $60,437 and $63,226, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $2,434,130 and $2,737,441, respectively.

At December 31, 1997, amounts recoverable from unauthorized reinsurers of $73,080 (1996 $73,434) and reserve credits for reinsurance ceded of $78,838 (1996 $55,035) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $117,686 at December 31, 1997 that can be drawn on for amounts that remain unpaid for more than 120 days.


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)



5. INCOME TAXES (CONTINUED)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital losses for the following reasons:

                                                             YEAR ENDED DECEMBER 31
                                                       1997           1996           1995
                                                 -------------------------------------------
 Computed tax at federal statutory rate (35%)         $42,775        $37,256       $27,835
 Tax reserve adjustment                                 2,004          2,211         2,405
 Excess tax depreciation                                 (392)          (384)         (365)
 Deferred acquisition costs  tax basis                  4,308          5,583         4,581
 Prior year over accrual                               (1,016)          (499)         (306)
 Dividend received deduction                             (941)          (454)          (56)
 Charitable contribution                                 (848)             -             -
 Other items  net                                      (2,509)        (2,536)         (759)
                                                 -------------------------------------------
 Federal income tax expense                           $43,381        $41,177       $33,335
                                                 ===========================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984-1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1988 through 1995.


6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately .9% and 1.0% of ordinary life insurance in force at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                        DECEMBER 31
                                                         1997                                 1996
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                      $    8,912          0%            $   20,800             0%
 Subject to discretionary withdrawal at
  book value less surrender charge                755,300          8                794,881             9
 Subject to discretionary withdrawal at
  market value                                  2,454,845         27              1,803,057            20
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                  5,821,049         63              6,284,876            69
 Not subject to discretionary withdrawal
  provision                                       203,522          2                174,416             2
                                          -------------------------------      --------------------------------
                                                9,243,628        100%             9,078,030           100%
 Less reinsurance ceded                         2,372,495                         2,677,432
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                     $6,871,134                        $6,400,598
                                          ==================                   ==================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                      1997            1996              1995
                                                            ---------------------------------------------------
Transfers as reported in the summary of operations of the
 separate accounts statement:
  Transfers to separate accounts                                    $281,095         $227,864          $133,386
  Transfers from separate accounts                                     9,819           75,172           104,219
                                                            ---------------------------------------------------
 Net transfers to separate accounts                                  271,276          152,692            29,167

 Reconciling adjustments  charges for investment
  manage-ment, administration fees and contract guarantees            26,204           19,093            13,814
                                                            ---------------------------------------------------
 Transfers as reported in the summary of operations of the
  life, accident and health annual statement                        $297,480         $171,785          $ 42,981
                                                            ===================================================

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                      GROSS        LOADING         NET
                                                  ----------------------------------------
DECEMBER 31, 1997
Life and annuity:
  Ordinary direct first year business                $ 2,316         $1,698        $   618
  Ordinary direct renewal business                    22,724          6,834         15,890
  Group life direct business                           1,523            646            877
  Reinsurance ceded                                   (1,464)           (81)        (1,383)
                                                  ----------------------------------------
                                                      25,099          9,097         16,002
 Accident and health:
  Direct                                                 148              -            148
  Reinsurance ceded                                      (49)             -            (49)
                                                  ----------------------------------------
 Total accident and health                                99              -             99
                                                  ----------------------------------------
                                                     $25,198         $9,097        $16,101
                                                  ========================================

 DECEMBER 31, 1996
 Life and annuity:
  Ordinary direct first year business                $ 2,657         $1,865        $   792
  Ordinary direct renewal business                    23,307          7,180         16,127
  Group life direct business                           1,788          1,195            593
  Reinsurance ceded                                   (1,706)          (438)        (1,268)
                                                  ----------------------------------------
                                                      26,046          9,802         16,244
 Accident and health:
  Direct                                                 104              -            104
  Reinsurance ceded                                       (3)             -             (3)
                                                 -----------------------------------------
 Total accident and health                               101              -            101
                                                  ----------------------------------------
                                                     $26,147         $9,802        $16,345
                                                  ========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $69,271 and $69,251, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,128 and $1,252 to cover these deficiencies at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $501 was made for the year ended December 31, 1995, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

The Company paid dividends to its parent of $62,000 and $20,000 in 1997 and 1996, respectively. No dividends were paid in 1995.


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $422, $1,056 and $942 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $226, $297 and $465 for the years ended December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



8. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $184 and $164 for the years ended December 31, 1997, 1996 and 1995, respectively.


9. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $18,705, $17,028 and $14,214, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $1,188, $174 and $71, respectively, to affiliates.

During 1997 and 1995, the Company received capital contributions of $153 and $40,000, respectively, in cash from its parent.

At December 31, 1997, the Company has a $16,400 short-term note payable to an affiliate. Interest on this note accrues at 5.6%.

                          PFL Life Insurance Company

                            (Dollars in thousands)



9.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 1995, the Company sold real estate with a book value of approximately $13,270 to an affiliated entity in exchange for a short-term note receivable. No gain was recognized on this sale. This note matured during 1996.

During the year ended December 31, 1995, the Company restructured demand notes and accrued interest of $13,250 and $745, respectively, related to an affiliate. The Company received 9,750 shares of preferred stock from the affiliate for satisfaction of debt. The Company realized a loss of $8,695 related to this transaction. At December 31, 1996 and 1995, the preferred stock related to this affiliate was deemed to have no value and an unrealized loss of $4,555 was recognized in 1995.


10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,700 and $21,774 and an offsetting premium tax benefit of $7,984 and $8,752 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(975), $2,617 and $5,859 for December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                          PFL Life Insurance Company

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1997



SCHEDULE I

                                                                               AMOUNT AT WHICH
                                                                  MARKET         SHOWN IN THE
           TYPE OF INVESTMENT                   COST (1)           VALUE        BALANCE SHEET
-----------------------------------------------------------------------------------------------
 FIXED MATURITIES
Bonds:
 United States Government and
  government agencies and authorities          $1,325,817        $1,355,098       $1,325,817
 States, municipalities and political
  subdivisions                                    136,058           139,110          136,058
 Foreign governments                               51,407            51,154           51,407
 Public utilities                                 124,013           124,013          121,582
 All other corporate bonds                      3,275,849         3,377,152        3,278,280
Redeemable preferred stock                          2,750             8,029            2,750
                                           ----------------------------------------------------
Total fixed maturities                          4,915,894         5,054,556        4,915,894

EQUITY SECURITIES
Common stocks:
 Banks, trust and insurance                         7,593             9,046            9,046
 Industrial, miscellaneous and all other           36,263            41,330           41,330
                                           ----------------------------------------------------
Total equity securities                            43,856            50,376           50,376

Mortgage loans on real estate                     935,207                            935,207
Real estate                                        44,699                             44,699
Real estate acquired in satisfaction of
 debt                                              11,814                             11,814
Policy loans                                       57,136                             57,136
Other long-term investments                        29,864                             29,864
Cash and short-term investments                    23,939                             23,939
                                           --------------                      ----------------
Total investments                              $6,062,409                         $6,068,929
                                           ==============                      ================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in thousands)



SCHEDULE III

                                             FUTURE POLICY                      POLICY AND
                                             BENEFITS AND       UNEARNED         CONTRACT
                                               EXPENSES         PREMIUMS        LIABILITIES
                                          --------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                               $  882,003        $      -         $ 8,550
Individual health                                 62,033           9,207          12,821
Group life and health                             88,211          11,892          44,977
Annuity                                        4,204,125               -               -
                                          --------------------------------------------------
                                              $5,236,372         $21,099         $66,348
                                          ==================================================

YEAR ENDED DECEMBER 31, 1996
Individual life                               $  734,350        $      -         $ 7,240
Individual health                                 39,219           8,680          13,631
Group life and health                             78,418          14,702          53,486
Annuity                                        4,408,419               -               -
                                          --------------------------------------------------
                                              $5,260,406         $23,382         $74,357
                                          ==================================================

YEAR ENDED DECEMBER 31, 1995
Individual life                               $  594,274        $      -         $ 6,066
Individual health                                 24,225           7,768          11,863
Group life and health                             67,994          16,662          58,813
Annuity                                        4,220,274               -
                                          --------------------------------------------------
                                              $4,906,767        $ 24,430         $76,742
                                          ==================================================

                    NET           BENEFITS, CLAIMS          OTHER
   PREMIUM       INVESTMENT     LOSSES AND SETTLEMENT     OPERATING        PREMIUMS
   REVENUE        INCOME*             EXPENSES             EXPENSES*       WRITTEN
----------------------------------------------------------------------------------------
$   200,175     $ 75,914           $  211,921             $ 36,185                 -
     63,548        5,934               37,706               29,216          $ 63,383
    146,694       11,888              103,581               91,568           143,580
    657,695      352,688              571,434              364,216                 -
----------------------------------------------------------------------
$ 1,068,112     $446,424           $  924,642             $521,185
======================================================================

$   202,082     $ 66,538           $  197,526             $ 38,067                 -
     55,871        5,263               32,903               29,511          $ 55,678
    174,781       12,877              105,459              122,953           171,320
    725,966      343,659              800,121              230,417                 -
----------------------------------------------------------------------
$ 1,158,700     $428,337           $1,136,009             $420,948
======================================================================

$   111,918     $ 49,929           $   97,065             $ 37,933                 -
     47,692        4,091               25,793               26,033          $ 47,690
    187,832       11,665              106,065              139,640           184,545
    921,452      327,000            1,116,768              114,164                 -
----------------------------------------------------------------------
$ 1,268,894     $392,685           $1,345,691             $317,770
======================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                              ASSUMED                     PERCENTAGE
                                             CEDED TO          FROM                       OF AMOUNT
                           GROSS              OTHER            OTHER          NET          ASSUMED
                           AMOUNT           COMPANIES         COMPANIES      AMOUNT        TO NET
                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 1997
Life insurance in force      $5,025,027       $420,519       $ 35,486     $4,639,994        .8%
                           =========================================================================
Premiums:
 Individual life             $  201,691      $   3,554       $  2,038     $  200,175       1.0%
 Individual health               73,593         10,045              -         63,548         -
 Group life and health          339,269        192,575              -        146,694         -
 Annuity                        697,893         40,198              -        657,695         -
                           -------------------------------------------------------------------------
                             $1,312,446      $ 246,372       $  2,038     $1,068,112        .2%
                           =========================================================================
YEAR ENDED DECEMBER
 31, 1996
Life insurance in force      $4,863,416       $477,112        $30,685     $4,416,989        .7%
                           =========================================================================
Premiums:
 Individual life             $  204,144       $  3,858        $ 1,796     $  202,082        .9%
 Individual health               68,699         12,828              -         55,871         -
 Group life and health          390,296        215,515              -        174,781         -
 Annuity                        794,311         68,345              -        725,966         -
                           -------------------------------------------------------------------------
                             $1,457,450       $300,546        $ 1,796     $1,158,700        .2%
                           =========================================================================

YEAR ENDED DECEMBER
 31, 1995
Life insurance in force      $4,594,434       $468,811        $22,936     $4,148,559        .6%
                           =========================================================================
Premiums:
 Individual life             $  113,934       $  3,841        $ 1,825     $  111,918       1.6%
 Individual health               60,309         12,617              -         47,692         -
 Group life and health          408,097        220,265              -        187,832         -
 Annuity                      1,009,191         88,270            531        921,452       .05%
                           -------------------------------------------------------------------------
                             $1,591,531       $324,993        $ 2,356     $1,268,894        .2%
                           =========================================================================

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR ML VARIABLE ANNUITY
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS
OF THE ENDEAVOR ML VARIABLE ANNUITY,
PFL LIFE INSURANCE COMPANY


     We have audited the accompanying balance sheet of certain subaccounts of PFL Endeavor VA Separate Account which comprise The Endeavor ML Variable Annuity as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for the period July 2, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1997 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain subaccounts of the PFL Endeavor VA Separate Account which comprise The Endeavor ML Variable Annuity at December 31, 1997 and the results of their operations and changes in their contract owners' equity for the period July 2, 1997 (commencement of operations) to December 31, 1997 in conformity with generally accepted accounting principles.





     Des Moines, Iowa
     March 27, 1998

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR ML VARIABLE ANNUITY
BALANCE SHEET
DECEMBER 31, 1997

                                                                                          T. ROWE                       DREYFUS
                                                            ENDEAVOR      ENDEAVOR        PRICE         ENDEAVOR        SMALL
                                                              MONEY        ASSET          INT'L.          VALUE           CAP
                                                             MARKET      ALLOCATION        STOCK         EQUITY          VALUE
                                               TOTAL       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               -----       ----------    ----------     ----------     ----------     ----------
ASSETS

Cash                                        $         2             2           -              -              -              -

Investments in mutual funds,
   at current market value (Note 2):
 Endeavor Series Trust:
  Endeavor Money Market Portfolio               506,969       506,969           -              -              -              -
  Endeavor Asset Allocation Portfolio         1,534,788           -       1,534,788            -              -              -
  T. Rowe Price Int'l Stock Portfolio         2,443,605           -             -        2,443,605            -              -
  Endeavor Value Equity Portfolio             1,838,074           -             -              -        1,838,074            -
  Dreyfus Small Cap Value Portfolio           3,203,601           -             -              -              -        3,203,601
  Dreyfus U.S. Gov't Securities Portfolio       477,970           -             -              -              -              -
  T. Rowe Price Equity Income Portfolio       3,087,461           -             -              -              -              -
  T. Rowe Price Growth Stock Portfolio        2,327,591           -             -              -              -              -
  Endeavor Opportunity Value Portfolio        1,274,303           -             -              -              -              -
  Endeavor Enhanced Index Portfolio           1,655,437           -             -              -              -              -
 WRL Series Fund, Inc.
  WRL Growth Portfolio                        3,096,326           -             -              -              -              -
 Merrill Lynch Variable Series Funds, Inc.
  High Current Income Fund                    1,878,900           -             -              -              -              -
  Developing Capital Markets Focus Fund         715,637           -             -              -              -              -
  Basic Value Focus Fund                      1,504,003           -             -              -              -              -
                                           ------------     ---------   -----------    -----------    -----------    -----------
 Total investments in mutual funds           25,544,665       506,969     1,534,788      2,443,605      1,838,074      3,203,601
                                           ------------     ---------   -----------    -----------    -----------    -----------
                                           ------------     ---------   -----------    -----------    -----------    -----------
 Total Assets                               $25,544,667       506,971     1,534,788      2,443,605      1,838,074      3,203,601
                                           ============     =========   ===========    ===========    ===========    ===========

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
 Contract terminations payable              $       -             -              32             66             51             98
                                           ------------     ---------   -----------    -----------    -----------    -----------
 Total Liabilities                                  657           -              32             66             51             98

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3 )                       25,544,010       506,971     1,534,756      2,443,539      1,838,023      3,203,503
                                           ------------     ---------   -----------    -----------    -----------    -----------
                                             25,544,667       506,971     1,534,788      2,443,605      1,838,074      3,203,601
                                           ============     =========   ===========    ===========    ===========    ===========

                                               DREYFUS       T. ROWE        T. ROWE
                                                U.S.          PRICE          PRICE         ENDEAVOR       ENDEAVOR
                                               GOV'T.        EQUITY          GROWTH       OPPORTUNITY     ENHANCED        WRL
                                             SECURITIES      INCOME          STOCK           VALUE          INDEX        GROWTH
                                             SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                             ----------    ----------      ----------     ----------     ----------    ----------
ASSETS

Cash                                             -              -               -            -                -                -

Investments in mutual funds,
   at current market value (Note 2):
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                -              -               -            -                -                -
  Endeavor Asset Allocation Portfolio            -              -               -            -                -                -
  T. Rowe Price Int'l Stock Portfolio            -              -               -            -                -                -
  Endeavor Value Equity Portfolio                -              -               -            -                -                -
  Dreyfus Small Cap Value Portfolio              -              -               -            -                -                -
  Dreyfus U.S. Gov't Securities Portfolio    477,970            -               -            -                -                -
  T. Rowe Price Equity Income Portfolio          -        3,087,461             -            -                -                -
  T. Rowe Price Growth Stock Portfolio           -              -         2,327,591          -                -                -
  Endeavor Opportunity Value Portfolio           -              -               -      1,274,303              -                -
  Endeavor Enhanced Index Portfolio              -              -               -            -          1,655,437              -
 WRL Series Fund, Inc.
  WRL Growth Portfolio                           -              -               -            -               -           3,096,326
 Merrill Lynch Variable Series Funds, Inc.
  High Current Income Fund                       -              -               -            -               -                 -
  Developing Capital Markets Focus Fund          -              -               -            -               -                 -
  Basic Value Focus Fund                         -              -               -            -               -                 -
                                          ------------  -------------   ------------  -----------     ------------     ------------
 Total investments in mutual funds           477,970      3,087,461       2,327,591    1,274,303        1,655,437        3,096,326
                                          ------------  -------------   ------------  -----------     ------------     ------------
                                          ------------  -------------   ------------  -----------     ------------     ------------
 Total Assets                                477,970      3,087,461       2,327,591    1,274,303        1,655,437        3,096,326
                                          ============  =============   ============  ===========     ============     ============


LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
 Contract terminations payable                   -               71              70           24               49              110
                                          ------------  -------------   ------------  -----------     ------------     ------------
 Total Liabilities                               -               71              70           24               49              110

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3 )                       477,970      3,087,390       2,327,521    1,274,279        1,655,388        3,096,216
                                          ------------  -------------   ------------  -----------     ------------     ------------
                                             477,970      3,087,461       2,327,591    1,274,303        1,655,437        3,096,326
                                         =============  =============   ============  ===========     ============     ============

                                                           High        Developing           Basic
                                                         Current        Capital             Value
                                                          Income      Markets Focus         Focus
                                                        Subaccount     Subaccount         Subaccount
                                                        ----------    -------------      ----------
ASSETS

Cash                                                           -            -                    -

Investments in mutual funds,
   at current market value (Note 2):
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                              -            -                    -
  Endeavor Asset Allocation Portfolio                          -            -                    -
  T. Rowe Price Int'l Stock Portfolio                          -            -                    -
  Endeavor Value Equity Portfolio                              -            -                    -
  Dreyfus Small Cap Value Portfolio                            -            -                    -
  Dreyfus U.S. Gov't Securities Portfolio                      -            -                    -
  T. Rowe Price Equity Income Portfolio                        -            -                    -
  T. Rowe Price Growth Stock Portfolio                         -            -                    -
  Endeavor Opportunity Value Portfolio                         -            -                    -
  Endeavor Enhanced Index Portfolio                            -            -                    -
 WRL Series Fund, Inc.
  WRL Growth Portfolio                                         -            -                    -
 Merrill Lynch Variable Series Funds, Inc.
  High Current Income Fund                               1,878,900          -                    -
  Developing Capital Markets Focus Fund                        -        715,637                  -
  Basic Value Focus Fund                                       -            -              1,504,003
                                                       ------------   -----------         -----------
 Total investments in mutual funds                       1,878,900      715,637            1,504,003
                                                       ------------   -----------         -----------
                                                       ------------   -----------         -----------
 Total Assets                                            1,878,900      715,637            1,504,003
                                                       ============   ===========         ===========


LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
 Contract terminations payable                                   8           32                   46
                                                       ------------   -----------         -----------
 Total Liabilities                                               8           32                   46

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3 )                                   1,878,892      715,605            1,503,957
                                                       ------------   -----------         -----------
                                                         1,878,900      715,637            1,504,003
                                                       ============   ===========         ===========

See accompanying Notes to Financial Statements.

PFL ENDEAVOR SEPARATE ACCOUNT
THE ENDEAVOR ML VARIABLE ANNUITY
STATEMENT OF OPERATIONS
Period from July 2, 1997 (commencement of operations) through December 31, 1997

                                                                                                 T. Rowe
                                                                          Endeavor   Endeavor     Price
                                                                            Money     Asset       Int'l.
                                                                           Market   Allocation    Stock
                                                               Total     Subaccount Subaccount  Subaccount
                                                               -----     ---------- ----------  ----------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                    $303,354      9,244          -           -
Expenses (Note 4):
     Mortality and expense risk charge                            80,736      2,669      3,956       8,872
                                                            ------------- ---------- ---------- -----------
      Net investment income (loss)                              $222,618      6,575     (3,956)     (8,872)
                                                            ============= ========== ========== ===========



NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                           909,976    580,315     31,995      81,215
   Cost of investments sold                                      920,148    580,315     31,704      90,232
                                                            ------------- ---------- ---------- -----------
Net realized capital gain (loss) from sales of investments       (10,172)         -        291      (9,017)

Net change in unrealized appreciation (depreciation)
  of investments:
   Beginning of the period                                             -          -          -           -
   End of the period                                            (229,122)         -     10,233     (84,863)
                                                           -------------- ---------- ---------- -----------

      Net change in unrealized appreciation(depreciation)
        of investments                                          (229,122)         -     10,233     (84,863)
                                                           -------------- ---------- ---------- -----------

      Net realized and unrealized capital gain (loss)
        from investments                                        (239,294)         -     10,524     (93,880)
                                                           -------------- ---------- ---------- -----------

INCREASE (DECREASE) FROM OPERATIONS                         $    (16,676)     6,575      6,568    (102,752)
                                                            ============= ========== ========== ===========

                                                                             Dreyfus    Dreyfus    T. Rowe
                                                                Endeavor      Small       U.S.      Price
                                                                  Value        Cap       Gov't.     Equity
                                                                 Equity       Value    Securities   Income
                                                               Subaccount  Subaccount Subaccount Subaccount
                                                               ----------  ---------- ---------- ----------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                          -           -           -          -
Expenses (Note 4):
     Mortality and expense risk charge                            5,999       9,681       1,736      9,495
                                                            ------------- ---------- ---------- -----------
      Net investment income (loss)                               (5,999)     (9,681)     (1,736)    (9,495)
                                                            ============= ========== ========== ===========





NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                           23,014      23,460       8,973     29,857
   Cost of investments sold                                      21,687      22,034       8,799     27,953
                                                           -------------- ---------- ----------- ----------
Net realized capital gain (loss) from sales of investments        1,327       1,426         174      1,904

Net change in unrealized appreciation (depreciation)
  of investments:
   Beginning of the period                                            -           -           -          -
   End of the period                                             49,138     (56,942)     12,568    138,559
                                                           -------------- ---------- ----------- ----------

      Net change in unrealized appreciation(depreciation)
        of investments                                           49,138     (56,942)     12,568    138,559
                                                           -------------- ---------- ----------- ----------

      Net realized and unrealized capital gain (loss)
        from investments                                         50,465     (55,516)     12,742    140,463
                                                           -------------- ---------- ---------- -----------

INCREASE (DECREASE) FROM OPERATIONS                         $    44,466     (65,197)     11,006    130,968
                                                            ============= ========== ========== ===========


                                                            T. Rowe
                                                             Price        Endeavor   Endeavor
                                                            Growth      Opportunity  Enhanced        WRL
                                                            Stock          Value       Index       Growth
                                                           Subaccount   Subaccount   Subaccount  Subaccount
                                                           ----------   ----------   ----------  ----------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                       -           -            -            -
Expenses (Note 4):
     Mortality and expense risk charge                         6,539       3,163        5,696       10,527
                                                         -------------  ----------   ----------  -----------
      Net investment income (loss)                            (6,539)     (3,163)      (5,696)     255,676
                                                         =============  ==========   ==========  ===========



NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
FROM INVESTMENTS

Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                        15,883      10,276        6,087       21,895
   Cost of investments sold                                   15,481       9,924        5,964       22,069
                                                         -------------  ----------   ----------  -----------
Net realized capital gain (loss) from sales of investments       402         352          123         (174)

Net change in unrealized appreciation (depreciation)
  of investments:
   Beginning of the period                                         -           -            -            -
   End of the period                                          79,647      14,982       42,978     (304,808)
                                                           -----------  ----------   ----------  -----------

      Net change in unrealized appreciation(depreciation)
        of investments                                       79,647       14,982       42,978     (304,808)
                                                           -----------  ----------   ----------  -----------

      Net realized and unrealized capital gain (loss)
        from investments                                     80,049       15,334       43,101     (304,982)
                                                           -----------  ----------   ----------  -----------

INCREASE (DECREASE) FROM OPERATIONS                          73,510       12,171       37,405      (49,306)
                                                           ===========  ==========   ==========  ===========

                                                                           High        Developing      Basic
                                                                           Current      Capital        Value
                                                                           Income    Markets Focus     Focus
                                                                         Subaccount   Subaccount    Subaccount
                                                                         ----------  -------------  ----------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                                27,907            -             -
Expenses (Note 4):
     Mortality and expense risk charge                                       5,128        2,988         4,287
                                                                      -------------  -----------   -----------
      Net investment income (loss)                                          22,779       (2,988)       (4,287)
                                                                      =============  ===========   ===========



NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                       6,651       42,445        27,910
   Cost of investments sold                                                  6,627       51,458        25,901
                                                                      -------------  -----------   -----------
Net realized capital gain (loss) from sales of investments                      24       (9,013)        2,009

Net change in unrealized appreciation (depreciation)
  of investments:
   Beginning of the period                                                       -            -             -
   End of the period                                                        (5,935)     (94,832)      (29,847)
                                                                      -------------  -----------   -----------

      Net change in unrealized appreciation(depreciation)
        of investments                                                      (5,935)     (94,832)      (29,847)
                                                                      -------------  -----------   -----------

      Net realized and unrealized capital gain (loss)
        from investments                                                    (5,911)    (103,845)      (27,838)
                                                                      -------------  -----------   -----------

INCREASE (DECREASE) FROM OPERATIONS                                         16,868     (106,833)      (32,125)
                                                                      =============  ===========   ===========

See accompanying Notes to Financial Statements.

PFL Endeavor VA Separate Account
The Endeavor ML Variable Annuity
Statements of Changes in Contract Owners' Equity
Period from July 2, 1997 (commencement of operations) through December 31, 1997

                                                                                                    T. ROWE
                                                                     ENDEAVOR       ENDEAVOR         PRICE        ENDEAVOR
                                                                      MONEY          ASSET       INTERNATIONAL      VALUE
                                                                      MARKET       ALLOCATION        STOCK          EQUITY
                                                        TOTAL       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                    ------------   ------------   ------------   -------------   ------------
                                                        1997           1997           1997            1997           1997
                                                        ----           ----           ----            ----           ----
Operations

  Net Investment Income (loss)                      $    222,618          6,575         (3,956)         (8,872)        (5,999)
  Net realized capital gain (loss)                       (10,172)           -              291          (9,071)         1,327
  Net change in unrealized appreciation/
    depreciation of investments                         (229,122)           -           10,233         (84,863)        49,138
                                                    ------------   ------------   ------------   -------------   ------------
  Increase (decrease) from operations                    (16,676)         6,575          6,568        (102,752)        44,466
                                                    ------------   ------------   ------------   -------------   ------------
Contract Transactions:

  Net contract purchase payments                      17,481,257      1,013,022        794,387       1,695,062      1,347,831
  Transfer payments from (to) other subaccounts
    or general account                                 8,187,911       (510,554)       738,373         862,237        449,017
  Contract terminations, withdrawals,
    and other deductions                                (108,482)        (2,072)        (4,572)        (11,008)        (3,291)
                                                    ------------   ------------   ------------   -------------   ------------
  Increase from contract transaction                  25,560,686        500,396      1,528,188       2,546,291      1,793,557
                                                    ------------   ------------   ------------   -------------   ------------
                                                    ------------   ------------   ------------   -------------   ------------
  Net Increase in contract owner's equity             25,544,010        506,971      1,534,756       2,443,539      1,838,023
                                                    ------------   ------------   ------------   -------------   ------------
Contract Owner's Equity:

  Beginning of the period                                    -              -              -               -              -
                                                    ------------   ------------   ------------   -------------   ------------
  End of the period                                 $ 25,544,010        506,971      1,534,756       2,443,539      1,838,023
                                                    ============   ============   ============   =============   ============
                                                      DREYFUS        DREYFUS        T. ROWE
                                                       SMALL           U.S.          PRICE
                                                        CAP         GOVERNMENT       EQUITY
                                                       VALUE        SECURITIES       INCOME
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                    ------------   ------------   ------------
                                                        1997           1997           1997
                                                        ----           ----           ----

Operations

  Net Investment Income (loss)                            (9,681)        (1,736)        (9,495)
  Net realized capital gain (loss)                         1,426            174          1,904
  Net change in unrealized appreciation/
    depreciation of investments                          (56,942)        12,568        138,559
                                                    ------------   ------------   ------------
  Increase (decrease) from operations                    (65,197)        11,006        130,968
                                                    ------------   ------------   ------------

Contract Transactions:

  Net contract purchase payments                       2,307,625        287,490      1,859,574
  Transfer payments from (to) other subaccounts
    or general account                                   976,339        181,904      1,102,565
  Contract terminations, withdrawals,
    and other deductions                                 (15,264)        (2,430)       (23,717)
                                                    ------------   ------------   ------------
  Increase from contract transaction                   3,268,700        466,964      2,956,422
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
  Net Increase in contract owner's equity              3,203,503        477,970      3,087,390
                                                    ------------   ------------   ------------

Contract Owner's Equity:

  Beginning of the period                                    -              -              -
                                                    ------------   ------------   ------------
  End of the period                                    3,203,503        477,970      3,087,390
                                                    ============   ============   ============

                                                     T. ROWE
                                                      PRICE          ENDEAVOR       ENDEAVOR                       HIGH
                                                      GROWTH        OPPORTUNITY     ENHANCED        WRL           CURRENT
                                                       STOCK           VALUE         INDEX         GROWTH          INCOME
                                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                    ------------   ------------   ------------   ------------   ------------
                                                        1997           1997            1997          1997           1997
                                                        ----           ----            ----          ----           ----
Operations

  Net Investment Income (loss)                      $     (5,539)        (3,163)        (5,696)       255,676         22,779
  Net realized capital gain (loss)                           402            352            123           (174)            24
  Net change in unrealized appreciation/
    depreciation of investments                           79,647         14,982         42,978       (304,808)        (5,935)
                                                    ------------   ------------   ------------   ------------   ------------
  Increase (decrease) from operations                     73,510         12,171         37,405        (49,306)        16,868
                                                    ------------   ------------   ------------   ------------   ------------

Contract Transactions:

  Net contract purchase payments                       1,728,051        781,291      1,129,258      2,390,827        868,938
  Transfer payments from (to) other subaccounts
    or general account                                   535,354        485,950        493,744        761,341        997,009
  Contract terminations, withdrawals,
    and other deductions                                  (9,394)        (5,133)        (5,019)        (6,646)        (3,923)
                                                    ------------   ------------   ------------   ------------   ------------
  Increase from contract transaction                   2,254,011      1,262,108      1,617,983      3,145,522      1,862,024
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
  Net Increase in contract owner's equity              2,327,521      1,274,279      1,655,388      3,096,216      1,878,892
                                                    ------------   ------------   ------------   ------------   ------------

Contract Owner's Equity:

  Beginning of the period                                    -              -              -              -              -
                                                    ------------   ------------   ------------   ------------   ------------
  End of the period                                 $  2,327,521      1,274,279      1,655,388      3,096,216      1,878,892
                                                    ============   ============   ============   ============   ============
                                                     DEVELOPING       BASIC
                                                      CAPITAL         VALUE
                                                    MARKETS FOCUS     FOCUS
                                                     SUBACCOUNT     SUBACCOUNT
                                                    ------------   ------------
                                                         1997          1997
                                                         ----          ----
Operations

  Net Investment Income (loss)                            (2,988)        (4,287)
  Net realized capital gain (loss)                        (9,013)         2,009
  Net change in unrealized appreciation/
    depreciation of investments                          (94,832)       (29,847)
                                                    ------------   ------------
  Increase (decrease) from operations                   (106,833)       (32,125)
                                                    ------------   ------------

Contract Transactions:

  Net contract purchase payments                         510,032        767,869
  Transfer payments from (to) other subaccounts
    or general account                                   321,334        775,298
  Contract terminations, withdrawals,
    and other deductions                                  (8,928)        (7,085)
                                                    ------------   ------------
  Increase from contract transaction                     822,438      1,536,082
                                                    ------------   ------------
                                                    ------------   ------------
  Net Increase in contract owner's equity                715,605      1,503,957
                                                    ------------   ------------

Contract Owner's Equity:

  Beginning of the period                                    -              -
                                                    ------------   ------------
  End of the period                                      715,605      1,503,957
                                                    ============   ============

See accompanying Notes to Financial Statements.

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR ML VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
December 31, 1997


1. Organization and Summary of Significant Accounting Policies

Organization - The Endeavor ML Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of fourteen investment subaccounts, ten of which are invested in specified portfolios of the Endeavor Series Trust, three of which are invested in the Merrill Lynch Variable Series Fund, Inc. and one of which is invested in the Growth Portfolio of the WRL Series Fund, Inc. Activity in these fourteen investment subaccounts is available to contract owners of The Endeavor ML Variable Annuity. The Endeavor Series Trust portfolios and the Growth Portfolio of the WRL Series Fund, Inc. of the Mutual Fund Account are also available to the contract owners of The Endeavor Variable Annuity and The Endeavor Platinum Variable Annuity issued by PFL Life.

The subaccounts commenced operations on July 2, 1997. The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment advisor for the WRL Series Fund, Inc., is WRL Investment Management Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life. The investment advisor of the Merrill Lynch Variable Series Funds, Inc. is Merrill Lynch Asset Management L.P.

Investments - Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, the Growth Portfolio of the WRL Series Funds, and the funds of Merrill Lynch Series Funds, Inc., (collectively the "Series Funds") as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1997.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

Dividend income - Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR ML VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

2. Investments
A summary of the mutual fund investment at December 31, 1997 follows:

                                                       Number of          Net Asset Value
                                                      Shares Held            Per Share          Market Value            Cost
                                                     ------------         ---------------   ------------------     --------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                   506,968.600       $      1.00        $        506,969       $      506,969
     Endeavor Asset Allocation Portfolio                68,701.329             22.34               1,534,788            1,524,555
     T. Rowe Price Int'l Stock Portfolio               171,842.801             14.22               2,443,605            2,528,468
     Endeavor Value Equity Portfolio                     88,795.861             20.70               1,838,074            1,788,936
     Dreyfus Small Cap Value Portfolio                 195,222.492             16.41               3,203,601            3,260,543
     Dreyfus U.S. Gov't Securities Portfolio            40,267.096             11.87                 477,970              465,402
     T. Rowe Price Equity Income Portfolio             159,641.204             19.34               3,087,461            2,948,902
     T. Rowe Price Growth Stock Portfolio              112,011.099             20.78               2,327,591            2,247,944
     Endeavor Opportunity Value Portfolio              108,451.295             11.75               1,274,303            1,259,321
     Endeavor Enhanced Index Portfolio                 134,697.848             12.29               1,655,437            1,612,459
   WRL Series Fund, Inc.:
     WRL Growth Portfolio                               84,038.364         36.844201               3,096,326            3,401,134
   Merrill Lynch Variable Series Funds, Inc.:
     High Current Income Fund                          163,098.987             11.52               1,878,900            1,884,835
     Developing Capital Markets Focus Fund              77,617.891              9.22                 715,637              810,469
     Basic Value Focus Fund                             94,949.713             15.84               1,504,003            1,533,850
                                                                                            ----------------       --------------
                                                                                            $     25,544,665       $   25,773,787
                                                                                            ===============-       ==============

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 1997:

                                                                           Purchases                 Sales
                                                                       ---------------------------------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                   $   1,087,284                580,315
     Endeavor Asset Allocation Portfolio                                   1,556,259                 31,995
     T. Rowe Price Int'l Stock Portfolio                                   2,618,700                 81,215
     Endeavor Value Equity Portfolio                                       1,810,623                 23,014
     Dreyfus Small Cap Value Portfolio                                     3,282,577                 23,460
     Dreyfus U.S. Gov't Securities Portfolio                                 474,201                  8,973
     T. Rowe Price Equity Income Portfolio                                 2,976,855                 29,857
     T. Rowe Price Growth Stock Portfolio                                  2,263,425                 15,883
     Endeavor Opportunity Value Portfolio                                  1,269,245                 10,276
     Endeavor Enhanced Index Portfolio                                     1,618,423                  6,087
   WRL Series Fund, Inc.:
     WRL Growth Portfolio                                                  3,423,203                 21,895
   Merrill Lynch Variable Series Funds, Inc.:
     High Current Income Fund                                              1,891,462                  6,651
     Developing Capital Markets Focus Fund                                   861,927                 42,445
     Basic Value Focus Fund                                                1,559,751                 27,910
                                                                       -------------          -------------
                                                                       $  26,693,935                909,976
                                                                       =============          =============

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR ML VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

3 Contract Owners' Equity
A summary of deferred annuity contracts terminable by owners at December 31, 1997 follows:


                                                         Return of Premium Death Benefit

                                                Accumulation      Accumulation       Total
   Subaccount                                   Units Owned        Unit Value     Contract Value
   ----------                                   ------------      ------------    --------------
   Endeavor Money Market                         186,769.997          1.196418            223,455
   Endeavor Asset Allocation                     146,972.115          2.171948            319,216
   T. Rowe Price Int'l Stock                     396,884.393          1.346560            534,429
   Endeavor Value Equity                         185,606.823          2.086130            387,200
   Dreyfus Small Cap Value                       427,723.238          1.851229            791,814
   Dreyfus U.S. Gov't. Securities                142,705.078          1.215033            173,391
   T. Rowe Price Equity Income                   399,676.687          1.925022            769,386
   T. Rowe Price Growth Stock                    275,873.510          2.043487            563,744
   Endeavor Opportunity Value                    278,938.732          1.156993            322,730
   Endeavor Enhanced Index                       517,261.206          1.217647            629,842
   WRL Growth                                     22,707.469         19.665157            446,546
   High Current Income                           296,791.692          1.037515            307,926
   Developing Cap Markets Focus                  190,773.375          0.776606            148,156
   Basic Value Focus                             279,869.269          1.045922            292,721
                                                                                  ---------------
                                                                                  $     5,910,556
                                                                                  ===============


                                                  5% Annually Compounding Death Benefit and
                                                         Annual Step-Up Death Benefit

                                                Accumulation      Accumulation          Total
   Subaccount                                    Units Owned       Unit Value       Contract Value
   ----------                                   ------------      ------------      --------------
   Endeavor Money Market                         237,144.180     $   1.195541            283,516
   Endeavor Asset Allocation                     560,066.492         2.170350          1,215,540
   T. Rowe Price Int'l Stock                   1,418,820.061         1.345562          1,909,110
   Endeavor Value Equity                         695,971.985         2.084599          1,450,823
   Dreyfus Small Cap Value                     1,303,710.955         1.849865          2,411,689
   Dreyfus U.S. Gov't. Securities                250,859.166         1.214143            304,579
   T. Rowe Price Equity Income                 1,205,031.181         1.923605          2,318,004
   T. Rowe Price Growth Stock                    863,752.125         2.041994          1,763,777
   Endeavor Opportunity Value                    823,035.993         1.156145            951,549
   Endeavor Enhanced Index                       842,854.350         1.216754          1,025,546
   WRL Growth                                    134,838.617        19.650673          2,649,670
   High Current Income                         1,515,274.846         1.036753          1,570,966
   Developing Cap Markets Focus                  731,215.174         0.776036            567,449
   Basic Value Focus                           1,158,912.186         1.045149          1,211,236
                                                                                  --------------
                                                                                  $   19,633,454
                                                                                  ==============

December 31, 1997 contract owners' equity was comprised of:

                                                                                         T. Rowe                       Dreyfus
                                                         Endeavor        Endeavor         Price          Endeavor       Small
                                                          Money           Asset           Int'l.          Value          Cap
                                                          Market        Allocation        Stock           Equity         Value
                                        Total           Subaccount      Subaccount      Subaccount      Subaccount    Subaccount
                                        -----           ----------      ----------      ----------      ----------    ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains              $   25,773,132      506,971          1,524,523       2,528,402      1,788,885     3,260,445
Adjustment for appreciation/
 depreciation to market value              (229,122)          --             10,233         (84,863)        49,138       (56,942)
                                     --------------     --------         ----------      ----------     ----------   -----------
 Total Contract Owners' Equity       $   25,544,010      506,971          1,534,756       2,443,539      1,838,023     3,203,503
                                     ==============     ========         ==========      ==========     ==========   ===========
                                         Dreyfus          T. Rowe         T. Rowe
                                           U.S.            Price           Price        Endeavor       Endeavor
                                          Gov't            Equity         Growth       Opportunity     Enhanced        WRL
                                        Securities         Income          Stock          Value          Index        Growth
                                        Subaccount       Subaccount     Subaccount     Subaccount     Subaccount    Subaccount
                                        ----------       ----------     ----------     ----------     ----------    ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                    465,402        2,948,831      2,247,874      1,259,297      1,612,410     3,401,024
Adjustment for appreciation/
 depreciation to market value               12,568          138,559         79,647         14,982         42,978      (304,808)
                                       -----------     ------------    -----------    -----------    -----------   -----------
 Total Contract Owners' Equity             477,970        3,087,390      2,327,521      1,274,279      1,655,388     3,096,216
                                       ===========     ============    ===========    ===========    ===========   ===========

                                            High          Developing        Basic
                                           Current         Capital          Value
                                           Income       Markets Focus       Focus
                                          Subaccount      Subaccount     Subaccount
                                          ----------    -------------    ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                    1,884,827          810,437     1,533,804
Adjustment for appreciation/
 depreciation to market value                 (5,935)         (94,832)      (29,847)
                                         -----------      -----------    ----------
 Total Contract Owners' Equity             1,878,892          715,605     1,503,957
                                         ===========      ===========    ==========

A summary of changes in contract owners' account units follows:

                                                                                      T. Rowe                         Dreyfus
                                                     Endeavor         Endeavor          Price          Endeavor        Small
                                                      Money            Asset           Int'l.           Value           Cap
                                                      Market         Allocation         Stock          Equity          Value
                                                    Subaccount       Subaccount      Subaccount      Subaccount     Subaccount
                                                    ----------       ----------      ----------      ----------     ----------
Units outstanding at beginning of period                   -                 -               -                -             -
Units purchased                                       856,545          367,347        1,191,744         661,561      1,217,677
Units redeemed and transferred                       (432,631)         339,692          623,960         220,018        513,757
                                                   ----------       ----------      -----------      ----------    -----------
Units outstanding 12/31/97                            423,914          707,039        1,815,704         881,579      1,731,434
                                                   ==========       ==========      ===========      ==========    ===========

                                                     Dreyfus         T. Rowe           T. Rowe
                                                       U.S.           Price             Price         Endeavor      Endeavor
                                                      Gov't.          Equity           Growth       Opportunity     Enhanced
                                                    Securities        Income            Stock          Value          Index
                                                    Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                   -----------      ----------       ----------     ----------     ----------
Units outstanding at beginning of period                    -               -                -               -              -
Units purchased                                       241,481       1,010,820          872,725         681,160        946,622
Units redeemed and transferred                        152,083         593,888          266,901         420,815        413,494
                                                   ----------      ----------      -----------      ----------    -----------
Units outstanding 12/31/97                            393,564       1,604,708        1,139,626       1,101,975      1,360,116
                                                   ==========      ==========      ===========      ==========    ===========

                                                                       High           Developing         Basic
                                                       WRL            Current           Capital          Value
                                                      Growth           Income       Markets Focus        Focus
                                                    Subaccount       Subaccount       Subaccount      Subaccount
                                                    ----------       ----------     -------------     ----------
Units outstanding at beginning of period                    -                 -                -               -
Units purchased                                       119,298           845,593          544,241         710,989
Units redeemed and transferred                         38,248           966,474          377,748         727,792
                                                   ----------        ----------      -----------      ----------
Units outstanding 12/31/97                            157,546         1,812,067          921,989       1,438,781
                                                   ==========        ==========      ===========      ==========

PFL ENDEAVOR VA SEPARATE ACCOUNT
THE ENDEAVOR ML VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

4. Administrative, Mortality and Expense Risk Charge

   Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

   PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the contract owners' individual account. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first seven policy years, PFL deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners' account.


5. Taxes

   Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.


6. Year 2000 (Unaudited)

   PFL Life and its parent have adopted and have in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. PFL Life has begun to convert, remediate or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. PFL Life does not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, PFL Life has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on PFL Life.

   Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of PFL Life, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

PART C       OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

             (1)  (a)  Resolution of the Board of Directors of PFL Life
                       Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

                  (b)  Authorization Changing Name of the Mutual Fund Account.
                       Note 9.


             (2)       Not Applicable.

             (3)  (a)  Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

                (a)(1) Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                       Note 12.


                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.
             (4)  (a)  Form of Policy for the Endeavor Variable Annuity. Note 3.

                  (b)  Form of Policy Endorsement (Required Distributions). Note
                       3.

                  (c)  Form of Policy Endorsement (Death Benefits). Note 4.

                  (d)  Form of Policy Endorsement (Nursing Care). Note 7.

                  (e)  Form of Policy Endorsement (Death Benefit). Note 8.

                  (f)  Form of Policy for the Endeavor Variable Annuity. Note
                       10.

                  (g)  Form of Policy Endorsement (Nursing Care). Note 10.

                  (h)  Form of Policy for the Endeavor FI Variable Annuity.
                       Note 11.

                  (i)  Form of Policy Endorsement for the Endeavor FI (Nursing
                       Care).  Note 11

                  (j) Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

                  (k)  Form of Policy for the Endeavor Variable Annuity.
                       Note 12.

                  (l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

             (5)  (a)  Form of Application for the Endeavor Variable Annuity.
                       Note 11.

                  (b)  Form of Application for the Endeavor FI Variable Annuity.
                       Note 11.

                  (c) Form of Application for the Endeavor ML Variable Annuity. Note 11.

                  (d)  Form of Application for the Endeavor Variable Annuity.
                       Note 12.

             (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                       Note 3.

                  (b)  Bylaws of PFL Life Insurance Company. Note 3.

             (7)       Not Applicable.

             (8)  (a)  Participation Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 3.

                  (b)  Participation Agreement with WRL Series Fund, Inc. Note
                       5.

                  (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

                  (d) Amendment and Assignment of Administrative Services Agreement. Note 3.

                  (e)  Second Amendment to Administrative Services Agreement.
                       Note 4.

                  (f) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

                  (g) Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

                  (h) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.
                       Note 11.

             (9)  (a)  Opinion and Consent of Counsel. Note 2.

                  (b)  Consent of Counsel. Note 2.

             (10) (a)  Consent of Independent Auditors. Note 13.

                  (b)  Opinion and Consent of Actuary. Note 12.

             (11)      Not Applicable.

             (12)      Not Applicable.

             (13)      Performance Data Calculations. Note 7.

             (14) Powers of Attorney (P.S. Baird, W.L. Busler, P.E. Falconio, D.C. Kolsrud, R.J. Kontz). Note 6.
                       (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10.

     Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

     Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.

     Note 3. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.

     Note 4. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.

     Note 5. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

     Note 6. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.

     Note 7. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.

     Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.

     Note 9. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.

     Note 10. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.

     Note 11. Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

     Note 12. Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.


     Note 13.     Filed Herewith.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                           PRINCIPAL POSITIONS
NAME AND                                     AND OFFICES WITH
BUSINESS ADDRESS                                DEPOSITOR
----------------                                ---------
       William L. Busler                   Director, Chairman of
       4333 Edgewood Road, N.E.            the Board and President
       Cedar Rapids, IA 52499

       Patrick S. Baird                    Director, Senior Vice President
       4333 Edgewood Road, N.E.            and Chief Operating
       Cedar Rapids, IA 52499              Officer

       Craig D. Vermie                     Director
       4333 Edgewood Road, N.E.            Vice President,
       Cedar Rapids, IA 52499              Secretary, and Corporate
                                           Counsel

       Douglas C. Kolsrud                  Director, Vice President
       4333 Edgewood Road, N.E.            and Corporate Actuary
       Cedar Rapids, IA 52499

       Robert J. Kontz                     Vice President and
       4333 Edgewood Road, N.E.            Controller
       Cedar Rapids, IA 52499

       Patrick E. Falconio                 Director, Senior Vice
       4333 Edgewood Road, N.E.            President  and Chief
       Cedar Rapids, IA 52499              Investment Officer

       Brenda K. Clancy                    Vice President
       4333 Edgewood Road, N.E.            Treasurer and Chief
       Cedar Rapids, IA 52499              Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
----                                    -------------         ----------------                     --------
AEGON N.V.                              Netherlands           53.63% of Vereniging                 Holding company
                                        Corporation           AEGON Netherlands
                                                              Membership Association

Groninger Financieringen B.V.           Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Netherland N.V.                   Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Nevak Holding B.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON International N.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

Voting Trust                            Delaware                                                   Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                      Delaware              100% of Voting Trust                 Holding company
Corporation

Short Hills Management                  New Jersey            100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

CORPA Reinsurance                       New York              100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

AEGON Management                        Indiana               100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

RCC North America Inc.                  Delaware              100% of AEGON U.S.                   Holding company
                                                              Holding Corporation

AEGON USA, Inc.                         Iowa                  100% AEGON U.S.                      Holding company
                                                              Holding Corporation

AUSA Holding Company                    Maryland              100% AEGON USA, Inc.                 Holding company

Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                      Maryland              100% Monumental General              Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to unaffiliated third party
                                                                                                   administrator

Executive Management and                Maryland              100% Monumental General              Provides actuarial consulting
Consultant Services, Inc.                                     Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass marketed insurance
                                                                                                   coverages

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advsiors, Inc.

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer

Supplemental Ins. Division, Inc.        Tennessee             100% AUSA Holding Co.                Insurance

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

Quantra Corporation                     Delaware              100% AEGON USA Realty                Real estate and financial
                                                              Advisors, Inc.                       software production and sales

Quantra Software Corporation            Delaware              100% Quantra Corporation             Manufacture and sell
                                                                                                   mortgage loan and security
                                                                                                   management software

Landauer Realty Advisors, Inc.          Iowa                  100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information Systems for
                                                              Advisors, Inc.                       real estate investment
                                                                                                   management

AEGON USA Realty                        Iowa                  100% AEGON USA                       Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust        Iowa                  21.89% First AUSA Life Ins. Co.      Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

Cedar Income Fund, Ltd.                 Iowa                  16.73% PFL Life Ins. Co.             Real estate investment trust
                                                              3.77%   Bankers United Life
                                                                      Assurance Company
                                                              3.38%   Life Investors Co. of America
                                                              1.97%   AEGON USA Realty Advisors, Inc.
                                                               .18%   First AUSA Life Ins. Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

AUSA Financial Markets, Inc.            Iowa                  100% AUSA Holding Co.                Marketing

Endeavor Investment Advisors            California            49.9% AUSA Financial                 General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

ISI Insurance Agency, Inc.              California            100% Intersecurities, Inc.           Insurance agency

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance agency
of Texas, Inc.


ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding co./management
Group, Inc.                                                                                        services

Mariner Financial Services, Inc.        Michigan              100% Associated Mariner              Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation            Michigan              100% Mariner Financial               Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.         Michigan              100% Associated Mariner              Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency               Hawaii                100% Associated Mariner              Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency               New Mexico            100% Associated Mariner              Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage Corp.                  Michigan              100% Associated Mariner              Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                   Delaware              50% AUSA Holding Co.                 Investment advisor
                                                              50% Janus Capital Corp.

IDEX II Series Fund                     Massachusetts         Various                              Mutual fund

IDEX Fund                               Massachusetts         Various                              Mutual fund

IDEX Fund 3                             Massachusetts         Various                              Mutual fund

First AUSA Life Insurance               Maryland              100% AEGON USA, Inc.                 Insurance holding company
Company

AUSA Life Insurance                     New York              100% First AUSA Life                 Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America


Life Investors Agency                   Iowa                  100% Life Investors Ins.             Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator of structured
                                                              Services Group, Inc.                 settlements

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides administration for
                                                              Assurance Co. of Ohio                affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

Monumental Life Insurance Co.           Maryland              100% First AUSA Life Ins. Co.        Insurance

AEGON Special Markets                   Maryland              100% Monumental Life Ins. Co.        Marketing
Group, Inc.

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                                              Insurance Company

Commonwealth General                    Delaware              100% AEGON USA                       Holding company
Corporation ("CGC")

PB Series Trust                         Massachusetts         N/A                                  Mutual fund

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                      Virginia              100% Benefit Plans, Inc.             General agent

Commonwealth General.                   Kentucky              100% CGC                             Administrator of structured
Assignment Corporation                                                                             settlements

Providian Financial Services, Inc.      Pennsylvania          100% CGC                             Financial services

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

PB Investment Advisors, Inc.            Delaware              100% CGC                             Registered investment advisor

Diversified Financial Products Inc.     Delaware              100% CGC                             Provider of investment,
                                                                                                   marketing and admin.
                                                                                                   services to ins. cos.

AEGON USA Real Estate                   Delaware              100% Diversified Financial           Real estate and mortgage
Services, Inc.                                                Products Inc..                       holding company

Capital Real Estate                     Delaware              100% CGC                             Furniture and equiment lessor
Development Corporation

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Commonwealth Life                       Kentucky              100% Capital General                 Insurance company
Insurance Company                                             Development Corporation

Agency Holding I, Inc.                  Delaware              100% Commonwealth Life               Investment subsidiary
                                                              Insurance Company

Agency Investments I, Inc.              Delaware              100% Agency Holding I, Inc.          Investment subsidiary

Peoples Security Life                   North Carolina        100% Capital General                 Insurance company
Insurance Company                                             Development Corporation

Ammest Realty Corporation               Texas                 100% Peoples Security Life           Special purpose subsidiary
                                                              Insurance Company

Agency Holding II, Inc.                 Delaware              100% Peoples Security Life           Investment subsidiary
                                                              Insurance Company

Agency Investments II, Inc.             Delaware              100% Agency Holding II, Inc.         Investment subsidiary

Agency Holding III, Inc.                Delaware              100% Peoples Security Life           Investment subsidiary
                                                              Insurance Company

Agency Investments III, Inc.            Delaware              100% Agency Holding III, Inc.        Investment subsidiary

JMH Operating Company, Inc.             Mississippi           100% Peoples Security Life           Real estate holdings
                                                              Insurance Company

Capital Security Life Ins. Co.          North Carolina        100% Capital General                 Insurance company
                                                              Development Corporation

Independence Automobile                 Florida               100% Capital Security                Automobile Club
Association, Inc.                                             Life Insurance Company

Independence Automobile                 Georgia               100% Capital Security                Automobile Club
Club, Inc.                                                    Life Insurance Company

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate holdings

Capital Broadway Corporation            Kentucky              100% CGC                             Real estate holdings

Southlife, Inc.                         Tennessee             100% CGC                             Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of management
(EIN 23-1720755)                                                                                   support services

National Home Life Corporation          Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Compass Rose Development                Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Association Consultants, Inc.           Illinois              100% Ampac Insurance                 TPA license-holder
                                                              Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administator of group
                                                              Agency, Inc.                         insurance programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Providian Auto and Home                 Missouri              100% CGC                             Insurance company
Insurance Company

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Insurance               Insurance company
Company of America                                            Group, Inc.

Academy Services, Inc.                  Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance               Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Data/Mark Services, Inc.                Delaware              100% Academy Insurance               Provider of mgmt. services
                                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.          Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of admin. servcies
Services, GmbH                                                Services, Inc.

Providian Property and Casualty         Kentucky              100% Providian Auto and              Insurance company
Insurance Company                                             Home Insurance Company

Providian Fire Insurance Co.            Kentucky              100% Providian Property              Insurance company
                                                              and Casualty Insurance Co.

Capital Liberty, L.P.                   Delaware              79.2% Commonwealth Life              Holding Company
                                                              Insurance Company
                                                              19.8% Peoples Security Life
                                                              Insurance Company
                                                              1% CGC

Commonwealth General LLC                Turks &               100% CGC                             Special-purpose subsidiary
                                        Caicos Islands

Providian Life and Health               Missouri              3.7% CGC                             Insurance company
Insurance Company                                             15.3% Peoples Security Life
                                                              Insurance Company
                                                              20% Capital Liberty, L.P.
                                                              61% Commonwealth Life
                                                              Insurance Company

Veterans Life Insurance Co.             Illinois              100% Providian Life and              Insurance company
                                                              Health Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.          Special-purpose subsidiary

First Providian Life and                New York              100% Veterans Life Ins. Co.          Insurance Company
Health Insurance Company

ITEM 27.     NUMBER OF POLICYOWNERS

             As of December 31, 1997, there were 24,869 Owners of the Policies.

ITEM 28.     INDEMNIFICATION

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:(5)


Larry N. Norman                                 Sarah J. Strange
Director and President                          Director and Vice President

Harvey E. Willis                                Brenda K. Clancy
Vice President and Secretary                    Vice President


Lisa Wachendorf                                 Michael G. Ayers
Compliance Officer                              Treasurer/Controller


Debra C. Cubero                                 Colleen S. Lyons
Vice President                                  Assistant Secretary

Gregory J. Garvin                               John F. Reesor
Vice President                                  Assistant Secretary

Michael F. Lane
Vice President
Anne Spaes
Vice President

_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

   AEGON USA Securities, Inc., the former broker-dealer, and/or the broker-dealers received $29,678,497.85 from the Registrant during the last fiscal year for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

   Prior to May 1, 1998, AEGON USA Securities, Inc. served as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc., life insurance company affiliates of AEGON USA Securities, Inc.. As of May 1, 1998, AFSG Securities Corporation will serve as the principal underwriter for the above named Accounts. AFSG Securities Corporation also serves as principal underwriter for the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, and for Separate Account C of First Providian Life and Health Insurance Company.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 31.     MANAGEMENT SERVICES.

             All management Policies are discussed in Part A or Part B.

ITEM 32.     UNDERTAKINGS

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

             (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

        PFL and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of April, 1998.



                                       PFL ENDEAVOR VA SEPARATE
                                       ACCOUNT

                                       PFL LIFE INSURANCE COMPANY
                                       Depositor

                                       /s/ William L. Busler
                                       --------------------------------------
                                       William L. Busler
                                       President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                         Title                Date
----------                         -----                ----

/s/ Patrick S. Baird             Director               April 20, 1998
-----------------------
Patrick S. Baird

/s/ Craig D. Vermie              Director               April 20, 1998
-----------------------
Craig D. Vermie

/s/ William L. Busler            Director               April 20, 1998
-----------------------  (Principal Executive Officer)
William L. Busler

/s/ Patrick E. Falconio          Director               April 20, 1998
-----------------------
Patrick E. Falconio

/s/ Douglas C. Kolsrud           Director               April 20, 1998
-----------------------
Douglas C. Kolsrud

/s/ Robert J. Kontz              Vice President and     April 20, 1998
----------------------           Corporate Controller
Robert J. Kontz

Brenda K. Clancy                 Treasurer              April 20, 1998
----------------------
Brenda K. Clancy

                                                                Registration No.
                                                                       33-33085



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                ---------------

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                ---------------

                                 EXHIBIT INDEX
                                 -------------



Exhibit No.     Description of Exhibit                             Page No.*
-----------     ----------------------                             --------

(10)(a)         Consent of Independent Auditors

-----------------------------------
* Page numbers included only in manually executed original.